    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 22, 2013.

                                                              FILE NO. 033-19943

                                                                    811-03072-02

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 22                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 621                                                           /X/

                        HARTFORD LIFE INSURANCE COMPANY
                   SEPARATE ACCOUNT TWO (NQ VARIABLE ACCOUNT)

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 547-5000

              (Depositor's Telephone Number, Including Area Code)

                            CHRISTOPHER M. GRINNELL
                  MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
                               1295 STATE STREET
                        SPRINGFIELD, MASSACHUSETTS 01111

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2013, pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

                                     PART A

  HARTFORD LIFE INSURANCE COMPANY
  SEPARATE ACCOUNT TWO
  (NQ VARIABLE ACCOUNT)
  ADMINISTERED BY MASSACHUSETTS MUTUAL LIFE
  INSURANCE COMPANY



    This Prospectus describes information you should know before you purchase or become a Participant under a group or individual variable annuity contract (the "Contract" or "Contracts"). Please read it carefully before you purchase or become a Participant under the Contract.

    Hartford Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code. You or, depending on the terms of your retirement plan, your Employer allocate your plan Contribution to the "Sub-Account." The Sub-Account is a subdivision of one of our Separate Accounts that we establish to keep your Contributions separate from our company assets. The Sub-Account purchases shares of the underlying mutual fund ("Fund"). Because your Contributions purchase the Sub-Account, YOU DO NOT INVEST DIRECTLY IN THE UNDERLYING FUND.

    The following Sub-Account is available under the Contracts. Also listed is the name of the underlying Fund for the Sub-Account.

       -   Hartford Stock HLS Fund -- Class IA

    For more information on the Fund see the section entitled "The Funds"

    The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission ("SEC").

    If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.

    The SEC doesn't approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.

    This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

    This group variable annuity contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

--------------------------------------------------------------------------------


Prospectus Dated: May 1, 2013



Statement of Additional Information Dated: May 1, 2013

                               TABLE OF CONTENTS


SECTION                                                                PAGE
--------------------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                                 3
FEE TABLE                                                                 5
SUMMARY                                                                   9
PERFORMANCE RELATED INFORMATION                                          11
HARTFORD LIFE INSURANCE COMPANY                                          11
THE SEPARATE ACCOUNT                                                     12
THE FUNDS                                                                12
GENERAL ACCOUNT OPTION                                                   14
CONTRACT CHARGES                                                         15
 Sales Charge                                                            15
 Annual Maintenance Fee                                                  15
 Mortality and Expense Risk and Administrative Charge                    15
 Premium Taxes                                                           16
 Experience Rating under the Contracts                                   16
 Negotiated Charges and Fees                                             17
 Charges of the Funds                                                    17
 Plan Related Expenses                                                   17
THE CONTRACTS                                                            17
 The Contracts Offered                                                   17
 Right to Cancel                                                         17
 Assignments                                                             17
 Pricing and Crediting of Contributions                                  17
 May I make changes in the amounts of my Contribution?                   17
 Can you transfer from one Sub-Account to another?                       18
 What is a Sub-Account Transfer?                                         18
 What Happens When you Request a Sub-Account Transfer?                   18
 What Restrictions Are There on your Ability to Make a                   18
  Sub-Account Transfer?
 How are you affected by frequent Sub-Account Transfers?                 20
 General Account Option Transfers                                        20
 Telephone and Internet Transfers                                        21
 Dollar Cost Averaging                                                   21
 How are Contributions applied to my Contract?                           21
 How do I know what my Participant Account is worth?                     22
 How are the underlying Fund shares valued?                              22
DEATH BENEFITS                                                           23
 Determination of the Beneficiary                                        23
 Death before the Annuity Commencement Date                              23
 Death on or after the Annuity Commencement Date                         23
SETTLEMENT PROVISIONS                                                    24
 Can payment of the Surrender value ever be postponed beyond the         24
  seven-day period?
 May I Surrender once Annuity Payouts have started?                      24
 How do I elect an Annuity Commencement Date and Annuity Payout          24
  Option?
 What is the minimum amount that I may select for an Annuity             25
  Payout?
 How are Contributions made to establish an Annuity Account?             25
 Can a Contract be suspended by a Contract Owner?                        25
 Annuity Payout Options                                                  25
 Systematic Withdrawal Option                                            26
 How are Variable Annuity Payouts determined?                            26
FEDERAL TAX CONSIDERATIONS                                               27
 A. General                                                              27
 B. Taxation of Hartford and the Separate Account                        28
 C. Diversification of the Separate Account                              28
 D. Tax Ownership of the Assets in the Separate Account                  29
 E. Non-Natural Persons as Owners                                        29
 F. Annuity Purchases by Nonresident Aliens and Foreign                  30
  Corporations
 G. Generation Skipping Transfer Tax                                     30
 H. Tax-Qualified Retirement Plans                                       30
MORE INFORMATION                                                         31
 Can a Contract be modified?                                             31
 Can Hartford waive any rights under a Contract?                         31
 How Contracts are Sold                                                  31
 Who is the custodian of the Separate Account's assets?                  33
 Are there any material legal proceedings affecting the Separate         33
  Account?
 How may I get additional information?                                   33
APPENDIX I -- ACCUMULATION UNIT VALUES                                   34
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION                35

                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD: The period before the start of Annuity payouts.

ACCUMULATION UNITS: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.


ADMINISTRATIVE OFFICE: Our overnight mailing address is: 1 Griffin Road North, Windsor, CT 06095-1512. Our standard mailing address is: MassMutual Retirement Services/Retirement Plans Service Center, P.O. Box 1583, Hartford, Connecticut 06144-1583.


ANNUAL MAINTENANCE FEE: An annual charge for establishing and maintaining a Participant's Account under a Contract.

ANNUITANT: The person on whose life Annuity payouts are based.

ANNUITANT'S ACCOUNT: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.

ANNUITY: A series of payments for life or another designated period.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity payouts to you.

ANNUITY PERIOD: The period during which we make Annuity payouts to you.

ANNUITY UNIT: A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.

BENEFICIARY: The person or persons designated to receive Contract values in the event of the Participant's or Annuitant's death.

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT OWNER: The Employer, entity, or individual owning the Contract.

CONTRACT YEAR: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.

CONTRIBUTION(S): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.

DATE OF COVERAGE: The date on which we receive the application on behalf of a Participant.

DUE PROOF OF DEATH: A certified copy of the death certificate, an order of a court of competent jurisdiction, a statement from a physician who attended the deceased or any other proof acceptable to us.

EMPLOYER: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, Individual Retirement Annuity plan, or other retirement plan for its employees.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

GENERAL ACCOUNT: Our General Account that consists of all of our company assets, including any money you have invested in the General Account. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR US: Hartford Life Insurance Company.

MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.

PARTICIPANT (ALSO, "YOU"): Any person for whom a Participant Account has been established.

PARTICIPANT ACCOUNT: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.

PARTICIPANT'S CONTRACT YEAR: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.

PREMIUM TAX: A tax or amount of tax, if any, charged by a state or, federal, or other governmental entity on Contributions or Contract values.

SUB-ACCOUNT VALUE: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.

SURRENDER: Any withdrawal of Contract values.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

                                   FEE TABLE

    THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT A CONTRACT OWNER WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT OR, IF YOU ARE A PARTICIPANT, WHEN OPENING, HOLDING AND SURRENDERING A PARTICIPANT ACCOUNT UNDER THE CONTRACT. IN ADDITION TO THE FEES DESCRIBED BELOW, THE CONTRACT OWNER MAY DIRECT US TO DEDUCT ADDITIONAL FEES FOR CERTAIN PLAN RELATED EXPENSES (SEE "PLAN RELATED EXPENSES" UNDER THE SECTION ENTITLED "CONTRACT CHARGES").

    IF YOU ARE A CONTRACT OWNER, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOUR PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. IF YOU ARE A PARTICIPANT, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU OPEN A PARTICIPANT ACCOUNT OR SURRENDER A PARTICIPANT ACCOUNT UNDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU CONTRIBUTE TO THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

MAXIMUM SALES CHARGE IMPOSED ON PURCHASES -- INDIVIDUAL VARIABLE ANNUITY CONTRACTS                     9.00%
(as a percentage of premium payments)

    RANGE OF SALES CHARGES IMPOSED ON PURCHASES (as a percentage of premium payments)

    INDIVIDUAL CONTRACTS

                                                                                                        SALES
CUMULATIVE PREMIUM PAYMENT (DOES NOT ASSUME PAYMENT OF PREMIUM TAXES)                                 CHARGE (1)
----------------------------------------------------------------------------------------------------------------
Up to $2,500                                                                                                9.00%
$2,501 to $5,000                                                                                            7.00%
$5,001 to $50,000                                                                                           5.00%
$50,001 to $100,000                                                                                         3.00%
$100,001 and over                                                                                           1.00%

MAXIMUM SALES CHARGE IMPOSED ON PURCHASES -- GROUP VARIABLE ANNUITY CONTRACTS                         7.00%
(as a percentage of premium payments)

    RANGE OF SALES CHARGES IMPOSED ON PURCHASES (as a percentage of premium payments)

    GROUP CONTRACTS

                                                                                                        SALES
CUMULATIVE PREMIUM PAYMENT (DOES NOT ASSUME PAYMENT OF PREMIUM TAXES)                                 CHARGE (1)
----------------------------------------------------------------------------------------------------------------
Up to $2,500                                                                                                7.00%
$2,501 to $50,000                                                                                           3.50%
$50,001 to $100,000                                                                                         2.00%
$100,001 and over                                                                                           1.00%

------------

(1) The total Sales Charge reflects a deduction of 0.75% for the Minimum Death Benefit provided under the Contracts. For immediate annuity contracts, no deduction is made from the Premium Payment for the Minimum Death Benefit coverage.

    THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUND.

ANNUAL MAINTENANCE FEE (1)                                                                               $10
MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value)           1.00%
 Mortality and Expense Risk and Administrative Charge (2)

BEFORE ANNUITY COMMENCEMENT DATE:

------------

(1) We deduct this $10 annual maintenance fee from each Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

(2) The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees").

    We may eliminate or change the Sales Charge, Mortality and Expense Risk and Administrative Charge and Annual Maintenance Fee. See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees".

    THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUND THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT. MORE DETAILS CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                  MINIMUM           MAXIMUM
------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                  0.51%             0.51%
(expenses that are deducted from Sub-Account assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)

EXAMPLE


    THE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLES REFLECT A DEDUCTION FOR ANY SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES (BEFORE ANY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS) OF THE UNDERLYING FUND. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.


    THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLES, HARTFORD ASSUMES A PARTICIPANT ACCOUNT VALUE OF $10,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. THE EXAMPLES ASSUME THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT OR PARTICIPANT ACCOUNT IS SURRENDERED. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $10,000 PARTICIPANT ACCOUNT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.10%.

    THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

     EXAMPLE -- INDIVIDUAL CONTRACTS -- 1.00% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:


1 year                                                                      $805
3 years                                                                   $1,129
5 years                                                                   $1,474
10 years                                                                  $2,436


     (2) If you annuitize at the end of the applicable time period:


1 year                                                                      $795
3 years                                                                   $1,119
5 years                                                                   $1,464
10 years                                                                  $2,426


     (3) If you do not Surrender your Contract:


1 year                                                                      $805
3 years                                                                   $1,129
5 years                                                                   $1,474
10 years                                                                  $2,436

     EXAMPLE -- GROUP CONTRACTS -- 1.00% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:


1 year                                                                      $596
3 years                                                                     $927
5 years                                                                   $1,279
10 years                                                                  $2,262


     (2) If you annuitize at the end of the applicable time period:


1 year                                                                      $586
3 years                                                                     $917
5 years                                                                   $1,269
10 years                                                                  $2,252


     (3) If you do not Surrender your Contract:


1 year                                                                      $596
3 years                                                                     $927
5 years                                                                   $1,279
10 years                                                                  $2,262


CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

    When Contributions are credited to your Sub-Account, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit value for that day. For more information on how Accumulation Unit values are calculated see "How do I know what my Participant Account is worth?". Please refer to Appendix I for information regarding Accumulation Unit values. Accumulation Unit values may be obtained, free of charge, by calling us at 1-800-528-9009.

AVAILABLE INFORMATION

    We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

    You may read or copy these reports at the SEC's Public Reference Room at 100
F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this Prospectus, visiting our website at www.hartfordinvestor.com or visiting the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

                                    SUMMARY

WHAT ARE THE CONTRACTS?

    The Contracts, which may be issued on an individual or group basis, are variable annuity contracts designed for use in connection with certain Employer programs allowing employee participation that do not qualify for special tax treatment under the Code (Non-Qualified Contracts). The Contracts are single premium deferred, flexible payment deferred or immediate annuity contracts.

WHAT IS THE ACCUMULATION PERIOD?

    During the Accumulation Period, under the Contracts, you or your Employer make Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in the Sub-Account of a Separate Account.

    During the Accumulation Period, Participants may allocate monies held in a Separate Account among the Sub-Account of the Separate Account. There may be restrictions under certain circumstances.

WHAT ARE THE SALES CHARGES UNDER THE CONTRACT?

    You pay a Sales Charge at the time Contributions are made to the Contract. The Sales Charge depends on the type of Contract issued and the total amount of Contributions to date with respect to a Participant's Account. The larger the Contributions to date, the lower the percentage of your Sales Charge.

                              INDIVIDUAL CONTRACTS

CUMULATIVE
PREMIUM PAYMENT (1)                                              SALES CHARGE
--------------------------------------------------------------------------------
Up to $2,500                                                          9.00%
$2,501 to $5,000                                                      7.00%
$5,000 to $50,000                                                     5.00%
$50,001 to $100,000                                                   3.00%
$100,001 and over                                                     1.00%

                                GROUP CONTRACTS

CUMULATIVE
PREMIUM PAYMENT (1)                                              SALES CHARGE
--------------------------------------------------------------------------------
Up to $2,500                                                          7.00%
$2,501 to $50,000                                                     3.50%
$50,001 to $100,000                                                   2.00%
$100,001 and over                                                     1.00%

------------

(1) The cumulative Premium Payment amount does not assume the payment of any Premium Taxes.

    We may reduce the amount or term of the Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    No deduction for Sales Charges will be made in certain cases.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: Because we assume certain risks under the Contract, and we provide certain administrative services, we deduct a daily charge against all Contract values held in the Separate Account during the life of the Contract. This is the charge for mortality and expense risk and administrative undertakings. We deduct this charge at an annual rate from the average daily net assets of the Separate Account. The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    The rate of the Mortality and Expense Risk and Administrative Charge depends on the amount of the aggregate Participant Accounts and equals:

Mortality and Expense Risk and Administrative Charge                                                  1.00%

    ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract. The maximum Annual Maintenance Fee is $10 per year, but such fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

IS THERE A DEDUCTION FOR PREMIUM TAXES?

    We deduct Premium Taxes imposed on us by a state or other government agency. Some states collect these taxes when Contributions are made; others collect at annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from the Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0 - 3.5%.

IS THERE A DEATH BENEFIT?

    We will pay a Minimum Death Benefit if a Participant dies before the earlier of the Participant's 65th birthday or the Annuity Commencement Date.

WHAT IS THE ANNUITY PERIOD?

    At the end of the Accumulation Period, you can allocate Contract values held less Premium Taxes, if applicable, with respect to your Participant Account to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the Contract.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

    When you purchase an Annuity, you may choose one of the following Annuity payment options, or receive a lump sum payment:

    LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

- Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

    LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payment Option 3 for a discussion of how the remaining value is determined.

    JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, 75% or 100%) of the monthly Annuity payment will continue to be paid to the survivor.

- It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- This option does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders by the Annuitant are subject to the limitations set forth in the Contract.

    UNDER ANY OF THE ANNUITY PAYMENT OPTIONS ABOVE, EXCEPT THE PAYMENTS FOR A DESIGNATED PERIOD OPTION (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYMENTS COMMENCE.

                        PERFORMANCE RELATED INFORMATION

    The Separate Account may advertise certain performance related information concerning its Sub-Account. Performance information about the Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

    Hartford Stock HLS Sub-Account may include total return in advertisements or other sales material.

    When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated from the date of the Sub-Account's inception into the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return figures reflect a deduction for all total fund operating expenses, any Sales Charge, the charge for mortality and expense risk and administrative undertakings, and the annual maintenance fee.

    A Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Account has been in existence for the same period as the underlying Fund and by taking deductions for charges equal to those currently assessed against the Sub-Account. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the charge for mortality, and expense risk and administrative undertakings, the lowest Sales Charge and does not include the deduction for the annual maintenance fee. This means the non-standardized total return for the Sub-Account is higher than standardized total return for the Sub-Account. These non-standardized returns must be accompanied by standardized total returns.

    If applicable, the Sub-Account may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the annual maintenance fee.

    We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

                        HARTFORD LIFE INSURANCE COMPANY


    Hartford Life Insurance Company ("Hartford Life") is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in every state as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 1583, Hartford, CT 06144-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.



    On January 1, 2013, Hartford Life entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company ("MassMutual") to re-insure the obligations of Hartford Life under the Contracts and to provide administration of the Contracts.

                              THE SEPARATE ACCOUNT

    The Separate Account was established on December 10, 1980, in accordance with authorization by the Board of Directors of Hartford. (On March 31, 1988, NQ Variable Account was transferred to Separate Account Two and became a series thereof.)

    We set aside and invest assets of some of our annuity contracts, including this Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate
Account:

       - Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

       - Is not subject to the liabilities arising out of any other business Hartford may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

       - Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

       - May be subject to liabilities from the Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

       - Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

    WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF THE SEPARATE ACCOUNT. THERE IS NO ASSURANCE THAT THE VALUE OF YOUR PARTICIPANT ACCOUNT WILL EQUAL THE TOTAL OF THE CONTRIBUTIONS MADE TO YOUR PARTICIPANT ACCOUNT.

                                   THE FUNDS

    The Separate Account can be divided into "Sub-Accounts." The Sub-Account invests in the underlying Fund. For more complete information about a Fund, including risks and expenses, call us at 1-800-528-9009 to obtain the Fund's prospectus. Before investing, you should carefully read the Fund's prospectus along with this Prospectus.

    We do not guarantee the investment results of the underlying Fund. THE FUND MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.


SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
INSURANCE COMPANY DEDICATED MUTUAL
FUNDS:
HARTFORD SERIES FUND, INC.
Hartford Stock HLS Fund -- Class IA       Seeks long-term growth of capital         Hartford Funds Management Company, LLC
                                                                                    Sub-advised by Wellington Management
                                                                                    Company, LLP


    MIXED AND SHARED FUNDING: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Fund's prospectus.

    VOTING RIGHTS: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

       - Notify the Contract Owner or Participant of any Fund shareholders' meeting if the shares held for the Contract may be voted;

       - Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to tell us how to vote the Fund shares held for the Contract;

       - Arrange for the handling and tallying of proxies received from Contract Owners or Participants;

       - Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and

       - Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

    Voting all Fund shares for which no voting instructions are received in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.

    If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.

    During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits decrease.

    SUBSTITUTION, ADDITION OR DELETION OF FUNDS, SEPARATE ACCOUNTS AND/OR SUB-ACCOUNTS: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.

    We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.

    FEES AND PAYMENTS RECEIVED BY HARTFORD FROM THE FUND FAMILIES: We want you to know that Hartford receives substantial fees and payments with respect to the underlying Funds that are offered as Sub-Accounts to your plan through the Contract. These types of fees and payments are sometimes called "revenue sharing" payments. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. All of the underlying Funds on the overall menu make payments to Hartford or an affiliate. We receive these fees and payments under agreements between Hartford and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.25% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.

    We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all funds pay according to the same formula. Because of this, the amount of the fees and payments received by Hartford varies by fund and Hartford may receive greater or less fees and payments depending on which variable investment options your plan selects.

    For Example:

         As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the fund's transfer agent pays Hartford an administrative service fee at a rate of 0.25% of assets annually, Hartford would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of $750 for that year due to the plan's investment in the fund.

         If the plan maintained an average balance of $100,000 in an investment option investing in a different fund during the year where that fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the fund's transfer agent pays Hartford an administrative services fee at a rate of $12 per plan Participant Account invested in the investment option investing in the fund, and there are 20 participants with an account balance invested in that investment option, Hartford would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of $490 for that year due to the plan's investment in the fund.

    You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Hartford has selected, fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Hartford would decrease.

    Some of the Sub-Accounts available in the Contract invest in Funds that are part of our own affiliated family of funds. In addition to any fees and payments Hartford may receive with respect to those funds, one or more of our affiliates receives compensation from the funds, including among other things a management fee and 12b-1 fees from the funds.


    For information on which underlying Funds pay Hartford such fees and at what level, please visit our website at retire.hartfordlife.com or call 1-800-528-9009, Option 4. Written information will be provided upon request.


    ENDORSEMENT FEES PAID BY HARTFORD: Hartford pays fees to the organizations listed below in exchange for an endorsement of our Contract. As part of the endorsement, Hartford is invited to participate in various programs, conferences and meetings offered through these organizations in order to allow us to market our Contract.

    Hartford also pays additional fees in order to sponsor certain programs offered through these organizations including the "Top Cop Awards" program and an annual "Pension and Benefits Seminar" offered to members of these organizations.


    For additional information on the amount of fees and payments made by Hartford, please call 1-800-528-9009, Option 4. Written information will be provided upon request.


    Organizations Receiving Endorsement Fee Payments from Hartford


       1.   The National Association of Police Officers; and



       2.   Florida Police Benevolent Association, Inc.


                             GENERAL ACCOUNT OPTION

    IMPORTANT INFORMATION YOU SHOULD KNOW: THE PORTION OF THE CONTRACT RELATING TO THE GENERAL ACCOUNT OPTION IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE GENERAL ACCOUNT OPTION IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NEITHER THE GENERAL ACCOUNT OPTION NOR ANY INTEREST IN THE GENERAL ACCOUNT OPTION IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE GENERAL ACCOUNT OPTION.

    The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account are available to our general creditors.

    DECLARED RATE OF INTEREST: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.

    GUARANTEED RATE OF INTEREST: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.

    DISTRIBUTIONS AND TRANSFERS: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred.

    THE GENERAL ACCOUNT IS SUBJECT TO THE COMPANY'S CLAIMS-PAYING ABILITY. INVESTORS MUST LOOK TO THE STRENGTH OF THE INSURANCE COMPANY WITH REGARD TO INSURANCE COMPANY GUARANTEES. OUR ABILITY TO HONOR ALL GUARANTEES UNDER THE CONTRACT IS SUBJECT TO OUR CLAIMS-PAYING CAPABILITIES AND/OR FINANCIAL STRENGTH.

                                CONTRACT CHARGES

    SALES CHARGE: The Sales Charge covers some of the expenses relating to the sale and distribution of the Contracts, including:

       -   the cost of preparing sales literature,

       - commissions and other compensation paid to broker dealers and their registered representatives, and

       -   other promotional and distribution related activities.

    If the Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused Mortality and Expense Risk and Administrative Charges.

    You pay a Sales Charge at the time Contributions are made to the Contract. The Sales Charge depends on the type of Contract issued and the total amount of Contributions to date with respect to a Participant's Account. The larger the Contributions to date, the lower the percentage of your Sales Charge.

                          INDIVIDUAL ANNUITY CONTRACTS

CUMULATIVE
PREMIUM PAYMENT (1)                                              SALES CHARGE
--------------------------------------------------------------------------------
Up to $2,500                                                          9.00%
$2,501 to $5,000                                                      7.00%
$5,000 to $50,000                                                     5.00%
$50,001 to $100,000                                                   3.00%
$100,001 and over                                                     1.00%

                            GROUP ANNUITY CONTRACTS

CUMULATIVE
PREMIUM PAYMENT (1)                                              SALES CHARGE
--------------------------------------------------------------------------------
Up to $2,500                                                          7.00%
$2,501 to $50,000                                                     3.50%
$50,001 to $100,000                                                   2.00%
$100,001 and over                                                     1.00%

------------

(1) The cumulative Premium Payment amount does not assume the payment of any Premium Taxes.

    We may reduce the amount or term of the Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    ANNUAL MAINTENANCE FEE: The Annual Maintenance Fee is an annual $10 fee that we deduct from each Participant Account on a quarterly basis. The fee compensates us for our administrative services related to maintaining the Contract and the Participant Accounts. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts.

              MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

All Participants                                                           1.00%

    The Mortality and Expense Risk and Administrative Charge compensates us for providing administrative services and for assuming mortality and expense risks under the Contracts. We assume two types of mortality risk and an expense risk:

    MORTALITY RISK DURING THE ACCUMULATION PERIOD -- During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

    MORTALITY RISK DURING THE ANNUITY PERIOD -- Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

    EXPENSE RISK -- We also bear an expense risk that the Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

    Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.

    We also provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials.

    If the Mortality and Expense Risk and Administrative Charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the Mortality and Expense Risk and Administrative Charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the Mortality and Expense Risk and Administrative Charge.

    We may reduce the Mortality and Expense Risk and Administrative Charge under the Contracts (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    PREMIUM TAXES: We reserve the right to deduct a charge for Premium Tax imposed on us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.

    EXPERIENCE RATING UNDER THE CONTRACTS: We may apply experience credits under a Group Variable Annuity Contract based on investment, administrative, mortality or other factors, including, but not limited to: (1) the total number of Participants, (2) the sum of all Participants' Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for mortality, expense risk and administrative undertakings, a reduction in the term or amount of any Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee, or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors.

    NEGOTIATED CHARGES AND FEES: The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Hartford.

    CHARGES OF THE FUNDS: The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.

    PLAN RELATED EXPENSES: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other plan related expenses including, but not limited to, fees to consultants, auditors, counsel, Hartford and other plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.

                                 THE CONTRACTS

    THE CONTRACTS OFFERED: The Contracts, which may be issued on a group or individual basis, are variable annuity contracts offered for use in connection with retirement plans that do not qualify for special tax treatment under the Code (Non-Qualified Contracts).

    It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.

    RIGHT TO CANCEL: For individual annuity contracts, if for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee before we can cancel your Contract.

    You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

    The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract.

    ASSIGNMENTS: The Contracts are generally assignable by the Contract Owner. However, the assignment proceeds may be subject to income taxes and certain penalty taxes. (See "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans.")

    PRICING AND CREDITING OF CONTRIBUTIONS: We credit initial Contributions to your Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.

    If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.

    Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.

    MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?

    Yes. For individual immediate or deferred annuity Contracts, the minimum initial Contribution is $2,500. If the Plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of

1% to the Sub-Account of the Separate Account. The minimum amount that may be allocated to the Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.

    CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

    During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.

    WHAT IS A SUB-ACCOUNT TRANSFER?

    A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

    WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

    Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants' "transfer-in" requests.

    In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

    We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

    For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

    WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

    FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. WE LIMIT EACH PARTICIPANTS TO ONE SUB-ACCOUNT TRANSFER REQUEST EACH VALUATION DAY. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer," however, you cannot transfer the same Participant Account value more than once a Valuation Day.

FOR EXAMPLE:

       - If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

       - If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

    - Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

    - Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

    - However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a money market fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.

    SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

    We may aggregate a Contract Owner's Contracts or a Participant's Participant Accounts for the purposes of enforcing these restrictions.

    The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

    We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

    THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase or become a Participant under this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

    FUND TRADING POLICIES

    Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

    We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

    In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

       - Certain types of financial intermediaries may not be required to provide us with shareholder information.

       - "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

       - A Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

       - Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan contributions.

    POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

       - Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

       - Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

       - These policies apply only to individuals and entities that own or are Participants under this Contract. However, the Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

       - In some cases, we are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because we do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

    HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

    We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.

    Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

    In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

    GENERAL ACCOUNT OPTION TRANSFERS

    You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992:

       - Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, are prohibited.

       - Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, are prohibited.

    In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account to 1/6 of such portion of the Participant Account held in the General Account option in any one Participant Contract Year.

    These restrictions apply to all transfers from the General Account Option, including all systematic transfers and Dollar Cost Averaging Programs.

    As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

    TELEPHONE AND INTERNET TRANSFERS

    Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

    Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

    We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

    Telephone or internet transfer requests may be cancelled via the internet or by calling us before the end of the Valuation Day you made the transfer request.

    We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

    DOLLAR COST AVERAGING: If, during the Accumulation Period, the portion of your Contract values held under either the General Account option is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option to the Sub-Account of the Separate Account at semi-monthly, monthly or quarterly intervals ("transfer intervals"). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to the Sub-Account at set intervals, more units are purchased in the Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.

    The minimum amount that may be transferred to the Sub-Account at a transfer interval is $100. The transfer date will be the semi-monthly, monthly or quarterly anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Account that you specify on the appropriate election form that we provide or over our recorded telephone line. If, on any transfer date, either your General Account value is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.

    Transfers out of the General Account Option may be subject to certain restrictions. For information regarding these restrictions, please refer to "General Account Option Transfers" under the section entitled "The Contracts".

    HOW ARE CONTRIBUTIONS APPLIED TO MY CONTRACT?

    Your initial Contribution will be invested within two Valuation Days of our receipt of a properly competed application and the initial Contribution at our Administrative Office. If we receive your subsequent Contribution before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Contribution after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your Contribution on a non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Contribution based on your last allocation instructions.

    HOW DO I KNOW WHAT MY PARTICIPANT ACCOUNT IS WORTH?

    Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Account.

    There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Account will reflect the investment performance of the Sub-Account and will fluctuate with the performance of the underlying Fund.

    Contributions made or Contract values allocated to the Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Account under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in the Sub-Account under your Participant Account by requesting Surrenders, transferring money out of the Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.

    To determine the current Accumulation Unit value, we take the prior Valuation Day's Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

    The Net Investment Factor is used to measure the investment performance of the Sub-Account from one Valuation Day to the next. The Net Investment Factor for the Sub-Account is calculated by dividing (a) by (b) and multiplying (c) where:

       (a) is the net asset value per share plus applicable distributions per share of each Fund held in the Sub-Account at the end of the current Valuation Day.

       (b) is the net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day.

       (c) is the daily factor representing the mortality and expense risk charge and any applicable administration charge deducted from the Sub-Account, adjusted for the number of days in the Valuation Period, and any other applicable charge.

    We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at retire.hartfordlife.com.

    HOW ARE THE UNDERLYING FUND SHARES VALUED?

    The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds' prospectus.

                                 DEATH BENEFITS

    DETERMINATION OF THE BENEFICIARY: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant's estate is the Beneficiary.

    DEATH BEFORE THE ANNUITY COMMENCEMENT DATE:

       - DEATH PRIOR TO AGE 65: If the Participant dies before the Annuity Commencement Date or the Participant's attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders. The value of a Participant's Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.

       - DEATH ON OR AFTER AGE 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant's 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death.

    CALCULATION OF THE DEATH BENEFIT: If the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT AND/OR GENERAL ACCOUNT OPTION ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS ARE PAID OR WE RECEIVE NEW SETTLEMENT INSTRUCTIONS FROM THE BENEFICIARY. DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETED SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS.

    If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.

    You may apply the death benefit payment to any one of the Annuity payout options (See "Annuity Payout Options") instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant's Account after retirement (See "How are Contributions made to establish my Annuity Account?").

    DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the commuted value.

                               SETTLEMENT PROVISIONS

    After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:

    1. CONTINUE THE PARTICIPANT'S ACCOUNT UNDER THE CONTRACT. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option. (See "Annuity Payout Options"). At any time before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3. below.

    2. TO PROVIDE ANNUITY PAYOUTS IMMEDIATELY. The values in a Participant's Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract. (See "Annuity Payout Options").

    3. TO SURRENDER THE PARTICIPANT'S ACCOUNT IN A SINGLE SUM. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after we receive the written request.

    4. TO REQUEST A PARTIAL SURRENDER OF THE PARTICIPANT'S ACCOUNT. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) and the General Account option on a pro rata basis. We will deduct any applicable charges from the partial Surrender (See "Contract Charges").

    5. TO BEGIN MAKING MONTHLY, QUARTERLY, SEMI-ANNUAL OR ANNUAL WITHDRAWALS WHILE ALLOWING YOUR PARTICIPANT ACCOUNT TO REMAIN IN THE ACCUMULATION PERIOD. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Account or the underlying investment. You may transfer the values of your Participant Account from the Sub-Account to the General Account option or from the General Account option to the Sub-Account, subject to certain restrictions (See "The Contracts"). For a more complete description of the restrictions and limitations of this Option, see "Systematic Withdrawal Option."

    CAN PAYMENT OF THE SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN-DAY PERIOD?

    Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

    MAY I SURRENDER ONCE ANNUITY PAYOUTS HAVE STARTED?

    Once Annuity payouts have started, no Surrenders are permitted except under a variable annuity under the Annuity Payout Option 5: Payments for a Designated Period.

    HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND ANNUITY PAYOUT OPTION?

    A Participant selects an Annuity Commencement Date (usually between the Participant's 50th birthday and the date on which the Participant attains age 70 1/2) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant's 75th birthday, or an earlier date if prescribed by applicable law.

    The Annuity Commencement Date and/or the Annuity payout option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payouts will normally be made on the first business day of each month or another mutually agreed upon business day.

    The contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payouts at age 65 under Option 2 with 120 monthly payments certain. Annuity payouts will depend on the investment allocation of your Participant Account in effect on the Annuity Commencement Date. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions. (See "Federal Tax Consequences").

    The amount of each Annuity payment is determined by the value of the Participant Account, the Annuitant's gender (except where prohibited by law) and age, as well as the Annuity payment option selected. All or part of a Participant's Account value may be placed under one or more Annuity payment options.

    WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYOUT?

    The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20, we have the right to change the frequency of payment to intervals that will result in payments of at least $20.

    HOW ARE CONTRIBUTIONS MADE TO ESTABLISH AN ANNUITY ACCOUNT?

    During the Annuity Period, Contract values are applied to establish Annuitant's Accounts under the Contracts to provide Fixed or Variable Annuity payouts.

    CAN A CONTRACT BE SUSPENDED BY A CONTRACT OWNER?

    A Contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A Contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a Contract. (See "Can a Contract be modified?"). In this context, such modifications would have become effective on or before that anniversary.

    Upon suspension of a Contract, Hartford will not accept future contributions. The suspension of a Contract will not preclude a Contract Owner from applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity benefits or to withdraw a Participant's Account Value.

ANNUITY PAYOUT OPTIONS:

    OPTION 1: LIFE ANNUITY where we make monthly Annuity payouts for as long as the Annuitant lives.

- Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

    OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    OPTION 3: UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:

(a)      =                                        total amount applied under the option
                                                    at the Annuity Commencement Date
              -------------------------------------------------------------------------------------------------------------
                                           Annuity Unit value at the Annuity Commencement Date
(b)      =          number of Annuity Units represented by          x                    number of monthly
                       each monthly Annuity payout made                                 Annuity payouts made

    The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.

    OPTION 4: JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- Option 5 does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders are subject to the limitations set forth in the Contract and any applicable charges. (See "Contract Charges").

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

    OPTIONS 2 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED ANNUITY PAYOUT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT OR THE JOINT LIFE EXPECTANCY OF THE ANNUITANT AND THEIR JOINT ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS OR, IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY US.

    WE MAY OFFER OTHER ANNUITY PAYOUT OPTIONS FROM TIME TO TIME. NOT ALL ANNUITY PAYMENT OPTIONS WILL BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

SYSTEMATIC WITHDRAWAL OPTION ("SWO"):

    If permitted by IRS regulations and the terms of the Employer's plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer. Payments are limited to 18.0% of the Participant's Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1/2, an IRS tax penalty may apply. Any Sales Charge otherwise applicable is waived on SWO payments.

    Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant's Account is depleted). The duration of payments may not extend beyond the Participant's life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant's Beneficiary.

    A Participant can change the terms of a SWO at any time, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and the Sub-Account to which the Participant's Account is allocated.

    We are not responsible for determining a withdrawal amount that satisfies the minimum distribution requirements under the Code. Participants may be required to change their SWO payment amount to comply with the minimum distribution requirements. Participants should consult a tax adviser to determine whether the amount of their SWO payments meets IRS minimum distribution requirements. For a discussion of the minimum distribution requirements applicable to Participants over age 70 1/2 see, "Federal Tax Considerations".

    The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants' other rights under the Contracts.

    HOW ARE VARIABLE ANNUITY PAYOUTS DETERMINED?

    The value of the Annuity Unit for the Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see "How do I know what my Participant Account is worth?") for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

    The value of the Contract is determined as the product of the value of the Accumulation Unit credited to the Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to the Sub-Account as of the date the Annuity is to commence.

    The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the Progressive Annuity Table with an assumed interest rate ("A.I.R.") of 3.50% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of the Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.

    Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

    The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

    The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.

    Here is an example of how a Variable Annuity is determined:

                        ILLUSTRATION OF ANNUITY PAYOUTS:
            (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

 A.  Net amount applied                                                                                 $139,782.50
 B.  Initial monthly income per $1,000 of payment applied                                                      6.13
 C.  Initial monthly payment (A x B / 1,000)                                                                $856.87
 D.  Annuity Unit Value                                                                                       3.125
 E.  Number of monthly annuity units (C / D)                                                                274.198
 F.  Assume annuity unit value for second month equal to                                                      2.897
 G.  Second monthly payment (F x E)                                                                         $794.35
 H.  Assume annuity unit value for third month equal to                                                       3.415
 I.  Third month payment (H x E)                                                                            $936.39

    The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.

                           FEDERAL TAX CONSIDERATIONS

    WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE CONTRACTS?

A. GENERAL

    The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.

    This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

    THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

    Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

    The federal, as well as state and local, tax laws and regulations require us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by us against your own records, and in consultation with your own tax advisor, and should notify us if you find any discrepancies in case corrections have to be made.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

    The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See "How do I know what my Participant Account is worth?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

    Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. DIVERSIFICATION OF THE SEPARATE ACCOUNT

    For certain types of Contracts, the Internal Revenue Code ("Code") requires that investments supporting these Contracts be adequately diversified. Code
Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

    The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

       - no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

       -   no more than 70% is represented by any two investments,

       -   no more than 80% is represented by any three investments and

       -   no more than 90% is represented by any four investments.

    In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

D. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

    In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts.

    Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7 indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

    Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

E. NON-NATURAL PERSONS AS OWNERS

    Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

       - A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

       - A contract acquired by the estate of a decedent by reason of such decedent's death,

       - Certain contracts acquired with respect to tax-qualified retirement arrangements,

       - Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

       - A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

    A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

    Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. GENERATION SKIPPING TRANSFER TAX

    Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H. TAX-QUALIFIED RETIREMENT PLANS

    The tax rules applicable to Tax Qualified Retirement Plans differ from the rules described above in many respects. If you are investing in this product through such a plan, please consult with your tax advisor before making such an investment.

                                MORE INFORMATION

    CAN A CONTRACT BE MODIFIED?

    Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.

    On or after the fifth anniversary of any Contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the Sales Charges which are applicable at the time a Participant's Account is established under a Contract, will continue to be applicable.

    We may to modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account; or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.

    CAN HARTFORD WAIVE ANY RIGHTS UNDER A CONTRACT?

    We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.


    HOW CONTRACTS ARE SOLD -- Effective January 1, 2013, we have entered into a distribution agreement with MML Distributors, LLC ("MMLD") under which MMLD serves as the principal underwriter for the Contracts. MMLD is a subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"), the administrator of the Contracts. MMLD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). The principal business address of MMLD is 1295 State Street, Springfield, MA 01111-0001.



    MMLD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. The Contracts are sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").


    We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.


    Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments made to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.


    Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS


    Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. MMLD pays different commissions based on the Contract variation that you buy.

    Commission arrangements vary from one Financial Intermediary to another. We and MMLD are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.



    Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and MMLD and its affiliates based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.


ADDITIONAL PAYMENTS

    Subject to FINRA and Financial Intermediary rules, we and our affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with us) to encourage the sale of this Contract and other contracts that we issue to retirement programs that we or our affiliates offer ("Additional Payments"). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

    Additional Payments may be used for various purposes, and may take various forms, such as:

       - Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.

       - Payments for inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.

       - Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.

       - Payment and support to underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.

       - Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.

       - "Due diligence" payments for a Financial Intermediary's examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

       - Occasional meals and entertainment, tickets to sporting events and other gifts.


    Prior to January 1, 2013, we and our affiliates had contractual arrangements to make Additional Payments to the following Financial Intermediaries for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs:



    Ameriprise Financial Services, Inc., Edward D. Jones & Co., L.P., LPL Financial LLC, Merrill Lynch Pierce Fenner & Smith, Morgan Stanley & Co., Inc. (various divisions and affiliates), Woodbury Financial Services, Inc.


    Inclusion on this list does not imply that these arrangements necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Financial Intermediary is or should be included in any such listing.


    For the fiscal year ended December 31, 2012, Additional Payments for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer, did not in the aggregate exceed approximately $2.9 million.

    Financial Intermediaries that received Additional Payments in 2012, but do not have an ongoing contract for Additional Payments, are listed in the Statement of Additional Information.


    WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNT'S ASSETS?

    Hartford is the custodian of the Separate Account's assets.

    ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE ACCOUNT?

    There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

    HOW MAY I GET ADDITIONAL INFORMATION?

    Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:


     MassMutual Retirement Services
     Retirement Plans Service Center
     P.O. Box 1583
     Hartford, CT 06144-1583


    You can also send inquiries to us electronically via the internet through our website at retire.hartfordlife.com.

    You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional information free of charge, call your representative or complete the form at the end of this Prospectus and mail the form to us at the address indicated on the form.

                     APPENDIX I -- ACCUMULATION UNIT VALUES

          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

    THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNT INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH IS INCORPORATED BY REFERENCE TO THIS PROSPECTUS.

         MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE OF .825%
                  (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                2012             2011             2010             2009             2008
---------------------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE
Accumulation Unit Value at beginning
 of period                                 $16.919          $17.248          $15.149          $10.792          $19.134
Accumulation Unit Value at end of
 period                                    $19.194          $16.919          $17.248          $15.149          $10.792
Number of Accumulation Units
 outstanding at end of period (in
 thousands)                                    295              309              336              357              391

                                                                      AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004             2003
--------------------------------------  ------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE
Accumulation Unit Value at beginning
 of period                                 $18.217          $16.020          $14.735          $14.263          $11.371
Accumulation Unit Value at end of
 period                                    $19.134          $18.217          $16.020          $14.735          $14.263
Number of Accumulation Units
 outstanding at end of period (in
 thousands)                                    423              463              503              533              520

                               TABLE OF CONTENTS
                                      FOR
                      STATEMENT OF ADDITIONAL INFORMATION


SECTION                                                                    PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION                                                            2
 Safekeeping of Assets                                                         2
 Experts                                                                       2
 Non-Participating                                                             2
 Misstatement of Age or Sex                                                    2
 Principal Underwriter                                                         2
 Additional Payments                                                           2
PERFORMANCE RELATED INFORMATION                                                4
 Total Return for the Sub-Account                                              4
 Yield for the Sub-Account                                                     4
 Additional Materials                                                          4
 Performance Comparisons                                                       5
FINANCIAL STATEMENTS                                                        SA-1

    To obtain a Statement of Additional Information, complete the form below and mail to:


     MassMutual Retirement Services
     Retirement Plans Service Center
     P. O. Box 1583
     Hartford, CT 06144-1583



    Please send a Statement of Additional Information for Separate Account Two (Form HV-1531-13) to me at the following address:


--------------------------------------------------------------------------------
                                      Name
--------------------------------------------------------------------------------
                                    Address
--------------------------------------------------------------------------------
 City/State                                                           Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY

                              SEPARATE ACCOUNT TWO

                             (NQ VARIABLE ACCOUNT)

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.


To obtain a prospectus, send a written request to Hartford Life Insurance Company Attn: MassMutual Retirement Services/Retirement Plans Service Center, P.O. Box 1583, Hartford, CT 06144-1583.



Date of Prospectus: May 1, 2013
Date of Statement of Additional Information: May 1, 2013


TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
  Additional Payments                                                          2
PERFORMANCE RELATED INFORMATION                                                4
  Total Return for the Sub-Account                                             4
  Yield for the Sub-Account                                                    4
  Additional Materials                                                         4
  Performance Comparisons                                                      5
FINANCIAL STATEMENTS                                                        SA-1

2                                            HARTFORD LIFE INSURANCE COMPANY

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                              GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in the Sub-Account.

EXPERTS


The consolidated financial statements of Hartford Life Insurance Company as of December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 13, 2013, and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Two as of December 31, 2012, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 28, 2013, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity payout or payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER


Effective January 1, 2013, we have entered into a distribution agreement with MML Distributors, LLC ("MMLD") under which MMLD serves as Principal Underwriter for the Contracts, which are offered on a continuous basis. MMLD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). MMLD is an affiliate of Massachusetts Mutual Life Insurance Company ("MassMutual"), the administrator of the Contracts. The principal business address of MMLD is 1295 State Street, Springfield, MA 01111-0001.



Under a reinsurance agreement dated January 1, 2013 between us and MassMutual, we are obligated to pay MassMutual amounts we receive from Hartford Securities Distribution Company, Inc. ("HSD") related to the Contracts. MMLD may, by written notice to us, require that we pay MMLD, as underwriting commissions for its services, all or any part of the amounts we receive from HSD. Currently we do not pay MMLD underwriting commissions for the Contracts offered through the Separate Account; however, for the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2012: $4,515,067; 2011: $5,538,315; and 2010: $5,982,846.


ADDITIONAL PAYMENTS


As stated in the Prospectus, effective January 1, 2013, MMLD (or its affiliates) pay Additional Payments to Financial Intermediaries. As of December 31, 2012, Hartford Life (or its affiliates) paid Additional Payments to the Financial Intermediaries listed in the Prospectus pursuant to contractual arrangements to make Additional Payments. In addition, listed below are all Financial Intermediaries that received Additional Payments from Hartford Life (or its affiliates) in 2012 in excess of $100 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship existed.



Acument Securities, Inc., Aegis Investments, Inc., Allen & Company of Florida, Inc., Alliance Bank, Allied Beacon Partners, American Century Brokerage, American Funds & Trust, Inc., American Independent Securities Group,

HARTFORD LIFE INSURANCE COMPANY                                            3

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American Portfolios Financial Services, Ameriprise Financial Services, Inc., Ameritas Investment Corp., Arvest Asset Management, Ausdal Financial Partners Inc., AXA Advisors, LLC, B.C. Ziegler and Company, BancWest Investment Services, Inc., Bank of the West, Bank Securities Association, Bankers & Investors Co., BB&T Investment Services, Inc., BBVA Compass Investment Solutions, BCG Securities, Inc., Beaconsfield Financial Services, Inc., Benchmark Investments, Inc., Benjamin F. Edwards, Berthel, Fisher & Co. Financial Services, Boenning & Scattergood, Inc., Broker Dealer Financial Svcs Corp., Brown, Lisle & Cummings, Inc., Bruce A. Lefavi Securities, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research, Inc., Cantella & Co., Inc., Capital Analysts, Inc., Capital Financial Services Inc., Capital Guardian, LLC, Capital Investment Group, Inc., Capitol Securities Management, Inc., Cary Street Partners, LLC, CCF Investments, Inc., CCO Investment Services Corp., Centaurus Financial, Inc., Center Street Securities, Inc., CFD Investments, Inc., Charles Schwab & Company, Inc, Citadel Federal Credit Union, Citigroup Global Markets, Inc., Citizens Bank, Comerica Securities, Commerce Bank, N.A., Commonwealth Financial Network, Consolidated Federal C.U., Coordinated Capital Securities, Inc., CorePlus Federal Credit Union, Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP., Cutter & Company, Inc., D.A. Davidson & Company, David
A. Noyes & Company, Deutsche Bank Securities, Inc., Dominion Investor Services, Inc., Eagle One Investments, LLC, Edward Jones, Emerson Equity, LLC, Equity Services, Inc., ESB Financial, Essex Financial Services, Inc., Essex National Securities, Inc., FCG Advisors, Feltl & Company, Fifth Third Bank, Fifth Third Securities, Financial Network Investment Corp., Financial Telesis, Inc., First Allied Securities, First Citizens Bank, First Citizens Bank & Trust Co., First Citizens Investor Services, First Heartland Capital, Inc., First Interstate Bank, First Midwest Securities, First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Advisors, FNIC F.I.D. Div., Folger Nolan Fleming Douglas, Foresters Equity Services, Inc., Frost Brokerage Services Inc., Frost National Bank, FSC Securities Corporation, FSIC, Fulcrum Securities, Inc., Geneos Wealth Management, Inc., Genworth Financial Securities Corp., Gilford Securities, Inc., Girard Securities, Inc., Greycourt & Company, GWN Securities, Inc., H. Beck, Inc., H. D. Vest Investment Services, Harbour Financial Services, Harbour Investments, Inc., Harris Investor Services, Inc., Harris Investors, Harvest Capital LLC, HBW Securities, LLC, Hefren -- Tillotson Masterplan, Heim Young & Associates, Inc., Hightower Securities LLC, Hornor, Townsend & Kent, Inc., HSBC Bank USA, National Association, HSBC Securities (USA) Inc., Huntington Valley Bank, Huntleigh Securities Corp., Independent Financial Group, LLC, Infinex Investment, Inc., ING Financial Advisors, LLC, ING Financial Partners, Invesco, INVEST Financial Corporation, Investacorp, Inc., Investment Centers of America, Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, W.L. Lyons LLC, J. P. Turner & Company, LLC, J.W. Cole Financial, Inc., Janney Montgomery Scott, Inc., JHS Capital Advisors, Inc., Kern Schools Federal Credit Union, KeyBank, NA, Key Investment Services, LLC., KMS Financial Services, Inc., Kovack Securities, Inc., L.O. Thomas & Company, Lara, Shull & May, LTD, Larimer Capital Corporation, LaSalle Street Securities, Inc., Legacy Asset Securities, Inc., Legend Equities Corporation, Leigh Baldwin & Co., LLC, Liberty Group, LLC, Lincoln Financial Advisors Corp., Lincoln Financial Dist., Inc., Lincoln Financial Securities, Lincoln Investment Planning, Inc., Linsco / Private Ledger / Bank Div., LPL Financial Corporation, LPL Financial Services, M & T Bank, M & T Securities, Inc., Merrill Lynch, Inc., MetLife Securities, Inc., MidAmerica Financial Services, Inc., MidWest One Bank, Money Concepts Capital Corp., Morgan Keegan & Co., Inc., Morgan Keegan FID Division, Morgan Stanley Smith Barney, Multi-Financial Securities Corp., National Planning Corporation, National Securities Corp., Navy Federal Brokerage Services, Navy Federal Credit Union, Neidiger, Tucker, Bruner, Inc., New England Securities Corp., Newbridge Securities Corp., Next Financial Group, Inc., NFP Securities, Inc., Northern Trust, N.A., Northwestern Mutual Inv. Services, O.N. Equity Sales Co., OFG Financial Services, Inc., OneAmerica Securities, Inc., Oppenheimer & Co., Inc., Packerland Brokerage Services, Inc., Park Avenue Securities, LLC, Patelco Credit Union, Paulson Investment Company Inc., Penrod Financial Group, Peoples Securities, Inc., Peoples United Bank, Pershing, PlanMember Securities Corp., Prime Capital Services, Inc., PrimeVest Financial Services Inc., Princor Financial Service Corp., ProEquities, Inc., Prospera Financial Services, Pruco Securities Corp., Purshe Kaplan Sterling Investment, Putnam Investments, QA3 Financial Corp., Quest Capital Strategies, Inc., Questar Capital Corp., Raymond James Financial Services, Inc., Raymond James & Associates Inc., Raymond James FID Division, RBC Bank, RBC Capital Markets Corp., RBS Citizens, NA, Resource Horizons Group, LLC, Ridgeway & Conger, Inc., RiverStone Wealth Management, Inc., Robert W. Baird & Co., Inc., Royal Alliance Associates, Inc., Sagepoint Financial, Inc., Sammons Securities Company LLC, Sanders Morris Harris, Inc., Scott & Stringfellow, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, Signator Investors Inc., Signature Securities Group, SII Investments, Sloan Securities Corp., Sorrento Pacific Financial LLC, Southwest Securities, Inc., Sovereign Bank, Stephens, Inc., Sterne Agee & Leach, Inc., Stifel, Nicolaus & Co., Inc., Stockcross Financial Services, Inc., Summit Bank, Summit Brokerage Services Inc., Sunset Financial Services, Inc., SunTrust Investment Services, Inc., Symetra Investment Services, Inc., Synovus Securities, TD Ameritrade, Inc., TFS Securities, Inc., The Capital Group Securities, Inc., The Huntington Investment Co., The Leaders Group, Inc., Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., TrustCore Investments, Inc., Trustmont Financial Group, Inc., UBS Financial Services, Inc., UCB Investment Services, Inc., Union Bank & Trust, Union Bank of California, NA, UnionBanc

4                                            HARTFORD LIFE INSURANCE COMPANY

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Investment Services, United Brokerage Services, Inc., United Community Bank, United Planners Financial Services of America, US Bancorp FID, US Bancorp Investments, US Bank, NA, VALIC Financial Advisors, Inc., Valmark Securities, VanDerbilt Securities, LLC, VSR Financial Services, Inc., Waddell & Reed, Inc., Walnut Street Securities, Inc., Wayne Hummer Investments, LLC, Webster Bank, N.A., Wedbush Morgan Securities, Inc., Wells Fargo Adv. Financial Network LLC, Wells Fargo Advisors, LLC, Wells Fargo Advisors, LLC ISG, Wells Fargo Ins. Services Inv. Adv., WesBanco Securities, Inc., WFG Investments, Inc., William C. Burnside & Company, Woodbury Financial Services, Inc., World Equity Group, Inc. and WRP Investments, Inc.


                        PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Account. Performance information about the Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR THE SUB-ACCOUNT

When the Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible sales charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for the Sub-Account is higher than standardized total return for the Sub-Account.

YIELD FOR THE SUB-ACCOUNT

If applicable, the Sub-Account may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit value on the last day of the period.

The formula Hartford uses to calculate yield is YIELD = 2[(a-b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

HARTFORD LIFE INSURANCE COMPANY                                            5

-------------------------------------------------------------------------------

PERFORMANCE COMPARISONS

The Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT TWO
AND THE BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account Two (the "Account") as of December 31, 2012, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in
Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2012, by correspondence with the fund managers; where replies were not received from the fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Hartford Life Insurance Company Separate Account Two as of December 31, 2012, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 28, 2013

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                  AMERICAN CENTURY(R) VP      ALLIANCEBERNSTEIN VPS
                                         CAPITAL                  INTERNATIONAL
                                    APPRECIATION FUND            VALUE PORTFOLIO
                                       SUB-ACCOUNT                 SUB-ACCOUNT
-------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          269,698                     29,963
                                       ============                ===========
  Cost                                   $2,820,865                   $615,934
                                       ============                ===========
  Market value                           $3,921,410                   $384,725
 Due from Sponsor Company                        --                         --
 Receivable from fund shares
  sold                                          472                         15
 Other assets                                    --                         --
                                       ------------                -----------
 Total assets                             3,921,882                    384,740
                                       ------------                -----------
LIABILITIES:
 Due to Sponsor Company                         472                         15
 Payable for fund shares
  purchased                                      --                         --
 Other liabilities                                1                         --
                                       ------------                -----------
 Total liabilities                              473                         15
                                       ------------                -----------
NET ASSETS:
 For contract liabilities                $3,921,409                   $384,725
                                       ============                ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            1,669,086                     55,410
 Minimum unit fair value #*               $2.285529                  $6.943189
 Maximum unit fair value #*              $22.448195                  $6.943189
 Contract liability                      $3,916,924                   $384,725
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                1,962                         --
 Minimum unit fair value #*               $2.285529                         --
 Maximum unit fair value #*               $2.285529                         --
 Contract liability                          $4,485                         --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 INVESCO V.I.  INVESCO V.I.   ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                     CORE          HIGH             GROWTH AND               INTERMEDIATE
   SET MRLNOTABLESHADING    EQUITY FUND    YIELD FUND       INCOME PORTFOLIO           BOND PORTFOLIO
                            SUB-ACCOUNT   SUB-ACCOUNT         SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                    125,191       488,333              81,432                   224,079
                                 ============  ============        ============              ============
  Cost                             $3,195,733    $3,327,130          $2,126,202                $2,558,166
                                 ============  ============        ============              ============
  Market value                     $3,773,248    $2,739,547          $1,682,397                $2,727,040
 Due from Sponsor Company                  --            --                  --                        --
 Receivable from fund shares
  sold                                    188           179                 138                     5,435
 Other assets                              --            --                   2                        --
                                 ------------  ------------        ------------              ------------
 Total assets                       3,773,436     2,739,726           1,682,537                 2,732,475
                                 ------------  ------------        ------------              ------------
LIABILITIES:
 Due to Sponsor Company                   188           179                 138                     5,435
 Payable for fund shares
  purchased                                --            --                  --                        --
 Other liabilities                          2             2                  --                        --
                                 ------------  ------------        ------------              ------------
 Total liabilities                        190           181                 138                     5,435
                                 ------------  ------------        ------------              ------------
NET ASSETS:
 For contract liabilities          $3,773,246    $2,739,545          $1,682,399                $2,727,040
                                 ============  ============        ============              ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      3,095,039     1,397,726           1,250,818                   213,143
 Minimum unit fair value #*         $0.977125     $1.375668           $1.141117                $12.351891
 Maximum unit fair value #*        $14.818902    $19.734908           $1.402732                $12.865299
 Contract liability                $3,756,114    $2,734,442          $1,682,399                $2,711,447
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #         14,842         3,352                  --                     1,218
 Minimum unit fair value #*         $1.154307     $1.522315                  --                $12.803818
 Maximum unit fair value #*         $1.154307     $1.522315                  --                $12.803818
 Contract liability                   $17,132        $5,103                  --                   $15,593

                                                                 STERLING             STERLING
                                     AMERICAN FUNDS         CAPITAL STRATEGIC      CAPITAL SELECT
   SET MRLNOTABLESHADING         GROWTH FUND         ALLOCATION EQUITY VIF      EQUITY VIF
                                 SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                           4,129                  348,622            1,535,902
                                      ============             ============        =============
  Cost                                    $245,727               $3,066,365          $17,698,107
                                      ============             ============        =============
  Market value                            $249,610               $2,405,491          $13,869,200
 Due from Sponsor Company                       --                       --                   --
 Receivable from fund shares
  sold                                          13                       91               54,870
 Other assets                                   --                       --                   --
                                      ------------             ------------        -------------
 Total assets                              249,623                2,405,582           13,924,070
                                      ------------             ------------        -------------
LIABILITIES:
 Due to Sponsor Company                         13                       91               54,870
 Payable for fund shares
  purchased                                     --                       --                   --
 Other liabilities                              --                        1                    5
                                      ------------             ------------        -------------
 Total liabilities                              13                       92               54,875
                                      ------------             ------------        -------------
NET ASSETS:
 For contract liabilities                 $249,610               $2,405,490          $13,869,195
                                      ============             ============        =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #              21,842                2,321,096            9,689,079
 Minimum unit fair value #*             $11.428093                $0.958395            $1.296074
 Maximum unit fair value #*             $11.428093                $1.421607            $1.472729
 Contract liability                       $249,610               $2,405,490          $13,847,681
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                  --                       --               14,750
 Minimum unit fair value #*                     --                       --            $1.458552
 Maximum unit fair value #*                     --                       --            $1.458552
 Contract liability                             --                       --              $21,514

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      STERLING              STERLING
                                  CAPITAL SPECIAL        CAPITAL TOTAL
                                 OPPORTUNITIES VIF      RETURN BOND VIF
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      458,115               291,141
                                     ==========            ==========
  Cost                               $5,878,040            $3,016,978
                                     ==========            ==========
  Market value                       $7,687,177            $3,091,917
 Due from Sponsor Company                    --                    --
 Receivable from fund shares
  sold                                    1,934                   147
 Other assets                                --                    --
                                     ----------            ----------
 Total assets                         7,689,111             3,092,064
                                     ----------            ----------
LIABILITIES:
 Due to Sponsor Company                   1,934                   147
 Payable for fund shares
  purchased                                  --                    --
 Other liabilities                           --                     2
                                     ----------            ----------
 Total liabilities                        1,934                   149
                                     ----------            ----------
NET ASSETS:
 For contract liabilities            $7,687,177            $3,091,915
                                     ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #        3,863,497             2,198,934
 Minimum unit fair value #*           $1.851835             $1.298563
 Maximum unit fair value #*          $17.783835             $1.418723
 Contract liability                  $7,687,177            $2,984,982
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #               --                75,372
 Minimum unit fair value #*                  --             $1.418723
 Maximum unit fair value #*                  --             $1.418723
 Contract liability                          --              $106,933

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        COLUMBIA VARIABLE        WELLS FARGO
                                                           PORTFOLIO --          ADVANTAGE VT        FIDELITY(R) VIP
                                    CALVERT VP SRI        SMALL COMPANY             OMEGA             ASSET MANAGER
                                  BALANCED PORTFOLIO       GROWTH FUND           GROWTH FUND            PORTFOLIO
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       754,569               383,329               144,141               124,779
                                      ==========            ==========            ==========            ==========
  Cost                                $1,151,783            $5,091,007            $3,007,689            $1,918,404
                                      ==========            ==========            ==========            ==========
  Market value                        $1,440,473            $4,971,782            $3,683,161            $1,892,904
 Due from Sponsor Company                     --                    --                    --                    --
 Receivable from fund shares
  sold                                       240                28,517                 6,193                   176
 Other assets                                 --                     4                    --                    --
                                      ----------            ----------            ----------            ----------
 Total assets                          1,440,713             5,000,303             3,689,354             1,893,080
                                      ----------            ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                      240                28,517                 6,193                   176
 Payable for fund shares
  purchased                                   --                    --                    --                    --
 Other liabilities                             1                    --                     2                    --
                                      ----------            ----------            ----------            ----------
 Total liabilities                           241                28,517                 6,195                   176
                                      ----------            ----------            ----------            ----------
NET ASSETS:
 For contract liabilities             $1,440,472            $4,971,786            $3,683,159            $1,892,904
                                      ==========            ==========            ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           385,542             3,821,704             3,406,973               771,637
 Minimum unit fair value #*            $3.490099             $1.181525             $0.889088             $2.415527
 Maximum unit fair value #*           $10.388040            $16.360562            $18.964235            $14.561442
 Contract liability                   $1,355,660            $4,959,600            $3,674,160            $1,892,904
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #            24,301                 9,129                 8,427                    --
 Minimum unit fair value #*            $3.490099             $1.328670             $0.971479                    --
 Maximum unit fair value #*            $3.490099             $1.356207             $1.270847                    --
 Contract liability                      $84,812               $12,186                $8,999                    --


                                 FIDELITY(R) VIP  FIDELITY(R) VIP  FIDELITY(R) VIP
                                     GROWTH         CONTRAFUND        OVERSEAS
                                    PORTFOLIO        PORTFOLIO        PORTFOLIO
                                   SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
-------------------------------  -------------------------------------------------
ASSETS:
 Investments:
  Number of shares                    159,071          406,182          112,047
                                   ==========       ==========       ==========
  Cost                             $4,817,672       $6,499,750       $1,990,152
                                   ==========       ==========       ==========
  Market value                     $6,688,956      $10,739,462       $1,802,846
 Due from Sponsor Company                  --               --               --
 Receivable from fund shares
  sold                                    683            1,013              153
 Other assets                              --                2               --
                                   ----------       ----------       ----------
 Total assets                       6,689,639       10,740,477        1,802,999
                                   ----------       ----------       ----------
LIABILITIES:
 Due to Sponsor Company                   683            1,013              153
 Payable for fund shares
  purchased                                --               --               --
 Other liabilities                          2               --               --
                                   ----------       ----------       ----------
 Total liabilities                        685            1,013              153
                                   ----------       ----------       ----------
NET ASSETS:
 For contract liabilities          $6,688,954      $10,739,464       $1,802,846
                                   ==========       ==========       ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      2,869,451        2,774,953          951,366
 Minimum unit fair value #*         $2.300838        $3.794878        $1.858632
 Maximum unit fair value #*        $13.724643       $17.064838       $13.730366
 Contract liability                $6,684,842      $10,739,022       $1,802,846
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #          1,787              117               --
 Minimum unit fair value #*         $2.300838        $3.794878               --
 Maximum unit fair value #*         $2.300838        $3.794878               --
 Contract liability                    $4,112             $442               --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                   FIDELITY(R) VIP         FIDELITY(R) VIP
                                     FREEDOM 2020            FREEDOM 2030
                                      PORTFOLIO               PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         27,543                   1,350
                                     ============            ============
  Cost                                   $281,270                 $13,544
                                     ============            ============
  Market value                           $307,380                 $14,623
 Due from Sponsor Company                      --                      --
 Receivable from fund shares
  sold                                         31                       1
 Other assets                                  --                      --
                                     ------------            ------------
 Total assets                             307,411                  14,624
                                     ------------            ------------
LIABILITIES:
 Due to Sponsor Company                        31                       1
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                             --                      --
                                     ------------            ------------
 Total liabilities                             31                       1
                                     ------------            ------------
NET ASSETS:
 For contract liabilities                $307,380                 $14,623
                                     ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             16,983                     759
 Minimum unit fair value #*            $18.099513              $19.261850
 Maximum unit fair value #*            $18.099513              $19.261850
 Contract liability                      $307,380                 $14,623
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                 --                      --
 Minimum unit fair value #*                    --                      --
 Maximum unit fair value #*                    --                      --
 Contract liability                            --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    FIDELITY(R) VIP         FIDELITY(R) VIP         FIDELITY(R) VIP         FIDELITY(R) VIP
                                      FREEDOM 2015            FREEDOM 2025          FUNDSMANAGER 20%        FUNDSMANAGER 50%
                                       PORTFOLIO               PORTFOLIO               PORTFOLIO               PORTFOLIO
                                      SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          38,893                   8,290                   2,063                   2,737
                                      ============            ============            ============            ============
  Cost                                    $397,670                 $89,138                 $21,953                 $28,743
                                      ============            ============            ============            ============
  Market value                            $434,434                 $92,352                 $22,863                 $28,989
 Due from Sponsor Company                       --                   8,294                      --                      --
 Receivable from fund shares
  sold                                          44                      --                       2                       3
 Other assets                                   --                      --                      --                      --
                                      ------------            ------------            ------------            ------------
 Total assets                              434,478                 100,646                  22,865                  28,992
                                      ------------            ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                         44                      --                       2                       3
 Payable for fund shares
  purchased                                     --                   8,294                      --                      --
 Other liabilities                              --                      --                      --                      --
                                      ------------            ------------            ------------            ------------
 Total liabilities                              44                   8,294                       2                       3
                                      ------------            ------------            ------------            ------------
NET ASSETS:
 For contract liabilities                 $434,434                 $92,352                 $22,863                 $28,989
                                      ============            ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #              25,708                   4,943                   1,783                   1,877
 Minimum unit fair value #*             $16.898529              $18.681616              $12.821972              $15.441853
 Maximum unit fair value #*             $16.898529              $18.681616              $12.821972              $15.441853
 Contract liability                       $434,434                 $92,352                 $22,863                 $28,989
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                  --                      --                      --                      --
 Minimum unit fair value #*                     --                      --                      --                      --
 Maximum unit fair value #*                     --                      --                      --                      --
 Contract liability                             --                      --                      --                      --

                                    FIDELITY(R) VIP         FIDELITY(R) VIP         FIDELITY(R) VIP
                                    FUNDSMANAGER 60%        FUNDSMANAGER 70%        FUNDSMANAGER 85%
                                       PORTFOLIO               PORTFOLIO               PORTFOLIO
                                      SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                           1,446                     425                      78
                                      ============            ============            ============
  Cost                                     $13,928                  $3,860                    $687
                                      ============            ============            ============
  Market value                             $15,084                  $4,256                    $745
 Due from Sponsor Company                       --                      --                      --
 Receivable from fund shares
  sold                                           2                      --                      --
 Other assets                                   --                      --                      --
                                      ------------            ------------            ------------
 Total assets                               15,086                   4,256                     745
                                      ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                          2                      --                      --
 Payable for fund shares
  purchased                                     --                      --                      --
 Other liabilities                              --                      --                       1
                                      ------------            ------------            ------------
 Total liabilities                               2                      --                       1
                                      ------------            ------------            ------------
NET ASSETS:
 For contract liabilities                  $15,084                  $4,256                    $744
                                      ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #                 919                     249                      41
 Minimum unit fair value #*             $16.415861              $17.122147              $18.220310
 Maximum unit fair value #*             $16.415861              $17.122147              $18.220310
 Contract liability                        $15,084                  $4,256                    $744
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                  --                      --                      --
 Minimum unit fair value #*                     --                      --                      --
 Maximum unit fair value #*                     --                      --                      --
 Contract liability                             --                      --                      --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       FRANKLIN             HARTFORD
                                        INCOME              BALANCED
                                   SECURITIES FUND          HLS FUND
                                     SUB-ACCOUNT        SUB-ACCOUNT (1)
------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        131,698             49,787,090
                                     ============       ================
  Cost                                 $2,032,508           $884,413,598
                                     ============       ================
  Market value                         $1,984,695         $1,048,363,571
 Due from Sponsor Company                  14,781                     --
 Receivable from fund shares
  sold                                         --              1,102,773
 Other assets                                   1                    122
                                     ------------       ----------------
 Total assets                           1,999,477          1,049,466,466
                                     ------------       ----------------
LIABILITIES:
 Due to Sponsor Company                        --              1,102,773
 Payable for fund shares
  purchased                                14,781                     --
 Other liabilities                             --                     --
                                     ------------       ----------------
 Total liabilities                         14,781              1,102,773
                                     ------------       ----------------
NET ASSETS:
 For contract liabilities              $1,984,696         $1,048,363,693
                                     ============       ================
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            147,318            297,231,998
 Minimum unit fair value #*            $13.472150              $1.098585
 Maximum unit fair value #*            $13.472150             $15.783440
 Contract liability                    $1,984,696         $1,026,961,774
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                 --              3,725,253
 Minimum unit fair value #*                    --              $1.198706
 Maximum unit fair value #*                    --             $11.820994
 Contract liability                            --            $21,401,919

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(1)  Formerly Hartford Advisers HLS Fund. Change effective June 29, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    HARTFORD         HARTFORD         HARTFORD
                                     TOTAL           CAPITAL          DIVIDEND            HARTFORD
                                  RETURN BOND      APPRECIATION      AND GROWTH        GLOBAL RESEARCH
                                    HLS FUND         HLS FUND         HLS FUND            HLS FUND
                                  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                   47,207,584        33,453,533      32,556,290           1,621,604
                                 ==============  ================  ==============       =============
  Cost                             $524,338,019    $1,103,476,420    $515,877,396         $15,324,556
                                 ==============  ================  ==============       =============
  Market value                     $565,319,226    $1,449,743,741    $698,468,504         $17,103,437
 Due from Sponsor Company                    --                --              --                  --
 Receivable from fund shares
  sold                                  598,054         1,657,540         462,371              75,230
 Other assets                                --                --              --                  --
                                 --------------  ----------------  --------------       -------------
 Total assets                       565,917,280     1,451,401,281     698,930,875          17,178,667
                                 --------------  ----------------  --------------       -------------
LIABILITIES:
 Due to Sponsor Company                 598,054         1,657,540         462,371              75,230
 Payable for fund shares
  purchased                                  --                --              --                  --
 Other liabilities                           19                20               2                   3
                                 --------------  ----------------  --------------       -------------
 Total liabilities                      598,073         1,657,560         462,373              75,233
                                 --------------  ----------------  --------------       -------------
NET ASSETS:
 For contract liabilities          $565,319,207    $1,449,743,721    $698,468,502         $17,103,434
                                 ==============  ================  ==============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      206,621,803       259,359,555     257,278,938           1,657,080
 Minimum unit fair value #*           $1.440934         $1.382972       $1.323618           $9.758221
 Maximum unit fair value #*          $16.502434        $31.161179      $15.317215          $16.721056
 Contract liability                $560,651,147    $1,438,511,407    $693,315,863         $17,062,530
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #        1,223,817         1,026,889       1,306,059               3,937
 Minimum unit fair value #*           $1.775021         $1.504271       $1.698622          $10.390621
 Maximum unit fair value #*           $9.742884        $31.161179       $4.309281          $10.441029
 Contract liability                  $4,668,060       $11,232,314      $5,152,639             $40,904

                                                                           HARTFORD
                                   HARTFORD            HARTFORD           DISCIPLINED
                                  HEALTHCARE         GLOBAL GROWTH          EQUITY
                                   HLS FUND            HLS FUND            HLS FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------  -----------------------------------------------------
ASSETS:
 Investments:
  Number of shares                   1,910,290           4,828,299           6,757,824
                                 =============       =============       =============
  Cost                             $24,674,315         $75,190,855         $78,666,498
                                 =============       =============       =============
  Market value                     $34,485,123         $79,561,871         $92,089,208
 Due from Sponsor Company                   --                  --                  --
 Receivable from fund shares
  sold                                  67,830              40,818              99,350
 Other assets                               --                   5                  --
                                 -------------       -------------       -------------
 Total assets                       34,552,953          79,602,694          92,188,558
                                 -------------       -------------       -------------
LIABILITIES:
 Due to Sponsor Company                 67,830              40,818              99,350
 Payable for fund shares
  purchased                                 --                  --                  --
 Other liabilities                           1                  --                   4
                                 -------------       -------------       -------------
 Total liabilities                      67,831              40,818              99,354
                                 -------------       -------------       -------------
NET ASSETS:
 For contract liabilities          $34,485,122         $79,561,876         $92,089,204
                                 =============       =============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      12,841,199          51,517,512          66,425,018
 Minimum unit fair value #*          $2.342719           $0.760257           $0.962873
 Maximum unit fair value #*         $17.129019          $15.732253          $16.245660
 Contract liability                $34,262,552         $79,326,138         $91,653,183
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #          82,395             140,005             323,620
 Minimum unit fair value #*          $2.570613           $0.834432           $1.056791
 Maximum unit fair value #*          $2.756211           $1.988074           $1.589676
 Contract liability                   $222,570            $235,738            $436,021

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                 HARTFORD
                                  HARTFORD        GROWTH
                                   GROWTH      OPPORTUNITIES
                                  HLS FUND       HLS FUND
                                 SUB-ACCOUNT    SUB-ACCOUNT
------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  3,838,618      2,656,209
                                =============  =============
  Cost                            $39,949,264    $63,358,272
                                =============  =============
  Market value                    $49,398,714    $79,127,673
 Due from Sponsor Company                  --             --
 Receivable from fund shares
  sold                                 93,513         38,409
 Other assets                              --             --
                                -------------  -------------
 Total assets                      49,492,227     79,166,082
                                -------------  -------------
LIABILITIES:
 Due to Sponsor Company                93,513         38,409
 Payable for fund shares
  purchased                                --             --
 Other liabilities                         --              6
                                -------------  -------------
 Total liabilities                     93,513         38,415
                                -------------  -------------
NET ASSETS:
 For contract liabilities         $49,398,714    $79,127,667
                                =============  =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #     34,895,626     42,477,729
 Minimum unit fair value #*         $1.271277      $1.614195
 Maximum unit fair value #*        $16.227455     $17.784813
 Contract liability               $49,170,704    $78,928,784
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #        156,726        107,691
 Minimum unit fair value #*         $1.387347      $1.761519
 Maximum unit fair value #*         $1.495000      $1.867350
 Contract liability                  $228,010       $198,883

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                    HARTFORD            HARTFORD
                                    HARTFORD        HARTFORD     INTERNATIONAL        SMALL/MID CAP
                                   HIGH YIELD        INDEX       OPPORTUNITIES           EQUITY
                                    HLS FUND        HLS FUND        HLS FUND            HLS FUND
                                  SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                   13,441,209       5,549,969      21,870,909           2,374,201
                                 ==============  ==============  ==============       =============
  Cost                             $125,259,935    $101,579,838    $238,600,900         $17,284,214
                                 ==============  ==============  ==============       =============
  Market value                     $121,751,923    $164,738,975    $276,679,764         $21,107,460
 Due from Sponsor Company                    --              --              --                  --
 Receivable from fund shares
  sold                                  172,811         374,371         201,344               3,998
 Other assets                                --               4              --                  --
                                 --------------  --------------  --------------       -------------
 Total assets                       121,924,734     165,113,350     276,881,108          21,111,458
                                 --------------  --------------  --------------       -------------
LIABILITIES:
 Due to Sponsor Company                 172,811         374,371         201,344               3,998
 Payable for fund shares
  purchased                                  --              --              --                  --
 Other liabilities                           14              --               3                   1
                                 --------------  --------------  --------------       -------------
 Total liabilities                      172,825         374,371         201,347               3,999
                                 --------------  --------------  --------------       -------------
NET ASSETS:
 For contract liabilities          $121,751,909    $164,738,979    $276,679,761         $21,107,459
                                 ==============  ==============  ==============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #       57,283,574      45,883,356     139,382,028           1,822,313
 Minimum unit fair value #*           $1.729832       $0.916411       $1.036062          $11.137541
 Maximum unit fair value #*          $19.694086      $15.847872      $15.321361          $19.686458
 Contract liability                $121,350,681    $160,960,816    $275,175,080         $21,086,174
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #          190,298         666,022         556,584               1,808
 Minimum unit fair value #*           $1.898448       $1.005790       $1.121808          $11.661514
 Maximum unit fair value #*           $2.121577       $7.374637       $2.936989          $11.901485
 Contract liability                    $401,228      $3,778,163      $1,504,681             $21,285


                                    HARTFORD        HARTFORD        HARTFORD
                                     MIDCAP       MIDCAP VALUE    MONEY MARKET
                                    HLS FUND        HLS FUND        HLS FUND
                                  SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
-------------------------------  ----------------------------------------------
ASSETS:
 Investments:
  Number of shares                    5,496,163       9,996,663     156,530,246
                                 ==============  ==============  ==============
  Cost                              $80,935,307    $101,588,490    $156,530,246
                                 ==============  ==============  ==============
  Market value                     $154,714,650    $116,362,264    $156,530,246
 Due from Sponsor Company                    --              --              --
 Receivable from fund shares
  sold                                   82,854          34,942       1,186,618
 Other assets                                --               2              --
                                 --------------  --------------  --------------
 Total assets                       154,797,504     116,397,208     157,716,864
                                 --------------  --------------  --------------
LIABILITIES:
 Due to Sponsor Company                  82,854          34,942       1,186,618
 Payable for fund shares
  purchased                                  --              --              --
 Other liabilities                            6              --               8
                                 --------------  --------------  --------------
 Total liabilities                       82,860          34,942       1,186,626
                                 --------------  --------------  --------------
NET ASSETS:
 For contract liabilities          $154,714,644    $116,362,266    $156,530,238
                                 ==============  ==============  ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #       31,895,553      58,648,150     101,842,640
 Minimum unit fair value #*           $1.762890       $1.766034       $0.520621
 Maximum unit fair value #*          $16.943166      $20.413988       $9.942785
 Contract liability                $153,386,126    $116,053,833    $155,554,551
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #          280,416         149,700         449,311
 Minimum unit fair value #*           $1.908851       $1.933970       $1.058064
 Maximum unit fair value #*           $5.025186      $13.624337       $3.408478
 Contract liability                  $1,328,518        $308,433        $975,687

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       HARTFORD                 HARTFORD
                                     SMALL COMPANY           SMALLCAP GROWTH
                                       HLS FUND                 HLS FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       4,993,370                2,904,743
                                     =============            =============
  Cost                                 $64,173,853              $48,548,607
                                     =============            =============
  Market value                         $98,044,142              $73,697,225
 Due from Sponsor Company                  488,008                    5,894
 Receivable from fund shares
  sold                                          --                       --
 Other assets                                   --                       --
                                     -------------            -------------
 Total assets                           98,532,150               73,703,119
                                     -------------            -------------
LIABILITIES:
 Due to Sponsor Company                         --                       --
 Payable for fund shares
  purchased                                488,008                    5,894
 Other liabilities                              --                        1
                                     -------------            -------------
 Total liabilities                         488,008                    5,895
                                     -------------            -------------
NET ASSETS:
 For contract liabilities              $98,044,142              $73,697,224
                                     =============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #          43,030,891               40,218,427
 Minimum unit fair value #*              $0.944912                $1.570199
 Maximum unit fair value #*             $17.004235               $21.421030
 Contract liability                    $97,602,111              $73,570,686
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #             155,542                   70,660
 Minimum unit fair value #*              $1.023201                $1.713536
 Maximum unit fair value #*              $2.906548                $1.808750
 Contract liability                       $442,031                 $126,538

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         HARTFORD
                                    HARTFORD         U.S. GOVERNMENT          HARTFORD         HUNTINGTON VA
                                     STOCK              SECURITIES             VALUE               INCOME
                                    HLS FUND             HLS FUND             HLS FUND          EQUITY FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                   12,266,764           17,041,117            8,741,630            643,797
                                 ==============       ==============       ==============       ============
  Cost                             $403,659,765         $187,036,129          $86,472,616         $6,241,827
                                 ==============       ==============       ==============       ============
  Market value                     $548,667,010         $183,118,541         $103,633,034         $6,180,452
 Due from Sponsor Company                    --                   --                   --                 --
 Receivable from fund shares
  sold                                  513,050              276,669               22,206              9,414
 Other assets                                --                   --                    2                 --
                                 --------------       --------------       --------------       ------------
 Total assets                       549,180,060          183,395,210          103,655,242          6,189,866
                                 --------------       --------------       --------------       ------------
LIABILITIES:
 Due to Sponsor Company                 513,050              276,669               22,206              9,414
 Payable for fund shares
  purchased                                  --                   --                   --                 --
 Other liabilities                           12                   41                   --                 --
                                 --------------       --------------       --------------       ------------
 Total liabilities                      513,062              276,710               22,206              9,414
                                 --------------       --------------       --------------       ------------
NET ASSETS:
 For contract liabilities          $548,666,998         $183,118,500         $103,633,036         $6,180,452
                                 ==============       ==============       ==============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      155,425,789          146,434,706           71,177,362          4,586,227
 Minimum unit fair value #*           $0.886754            $1.101865            $1.289640          $1.196254
 Maximum unit fair value #*          $23.256746           $11.532398           $15.224093         $15.391877
 Contract liability                $537,823,339         $181,403,018         $103,007,291         $6,168,352
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #        1,131,984            1,162,892              423,319              9,337
 Minimum unit fair value #*           $0.960210            $1.202426            $1.412221          $1.295949
 Maximum unit fair value #*          $23.157091           $10.990064            $1.531297          $1.295949
 Contract liability                 $10,843,659           $1,715,482             $625,745            $12,100


                                     HUNTINGTON VA                                   HUNTINGTON VA
                                        DIVIDEND             HUNTINGTON VA              MID CORP
                                      CAPTURE FUND            GROWTH FUND             AMERICA FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (2)
-------------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         738,042                 394,816                 314,209
                                      ============            ============            ============
  Cost                                  $7,897,275              $3,271,059              $4,405,065
                                      ============            ============            ============
  Market value                          $7,956,100              $3,284,869              $5,812,872
 Due from Sponsor Company                       --                      --                      --
 Receivable from fund shares
  sold                                      11,564                   8,527                   9,256
 Other assets                                    1                      --                      --
                                      ------------            ------------            ------------
 Total assets                            7,967,665               3,293,396               5,822,128
                                      ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                     11,564                   8,527                   9,256
 Payable for fund shares
  purchased                                     --                      --                      --
 Other liabilities                              --                       2                      --
                                      ------------            ------------            ------------
 Total liabilities                          11,564                   8,529                   9,256
                                      ------------            ------------            ------------
NET ASSETS:
 For contract liabilities               $7,956,101              $3,284,867              $5,812,872
                                      ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           4,240,330               3,754,050               2,731,310
 Minimum unit fair value #*              $1.593233               $0.757032               $1.748777
 Maximum unit fair value #*             $17.429647              $12.641928              $18.749467
 Contract liability                     $7,956,101              $3,284,867              $5,812,872
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                  --                      --                      --
 Minimum unit fair value #*                     --                      --                      --
 Maximum unit fair value #*                     --                      --                      --
 Contract liability                             --                      --                      --

(2) Effective April 27, 2012 Huntington VA New Economy Fund merged with Huntington VA Mid Corp America Fund.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                   HUNTINGTON VA         HUNTINGTON VA
                                      ROTATING           INTERNATIONAL
                                    MARKETS FUND          EQUITY FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       84,326                62,695
                                     ==========            ==========
  Cost                                 $854,373              $906,907
                                     ==========            ==========
  Market value                       $1,048,175              $892,156
 Due from Sponsor Company                    --                    --
 Receivable from fund shares
  sold                                      130                   271
 Other assets                                --                    --
                                     ----------            ----------
 Total assets                         1,048,305               892,427
                                     ----------            ----------
LIABILITIES:
 Due to Sponsor Company                     130                   271
 Payable for fund shares
  purchased                                  --                    --
 Other liabilities                           --                     2
                                     ----------            ----------
 Total liabilities                          130                   273
                                     ----------            ----------
NET ASSETS:
 For contract liabilities            $1,048,175              $892,154
                                     ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #          667,390               601,007
 Minimum unit fair value #*           $1.345783             $1.353555
 Maximum unit fair value #*          $16.103704            $14.271519
 Contract liability                  $1,048,175              $892,154
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #               --                    --
 Minimum unit fair value #*                  --                    --
 Maximum unit fair value #*                  --                    --
 Contract liability                          --                    --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          HUNTINGTON VA                                   BLACKROCK
                                    HUNTINGTON VA            MORTGAGE           HUNTINGTON VA               GLOBAL
                                    MACRO 100 FUND       SECURITIES FUND          SITUS FUND       OPPORTUNITIES V.I. FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        45,407                34,480                87,444                   4,271
                                      ==========            ==========            ==========              ==========
  Cost                                  $473,634              $389,041            $1,068,905                 $47,962
                                      ==========            ==========            ==========              ==========
  Market value                          $441,361              $412,386            $1,592,366                 $59,363
 Due from Sponsor Company                     --                    --                    --                      --
 Receivable from fund shares
  sold                                        18                    18                   170                       9
 Other assets                                 --                    --                    --                      --
                                      ----------            ----------            ----------              ----------
 Total assets                            441,379               412,404             1,592,536                  59,372
                                      ----------            ----------            ----------              ----------
LIABILITIES:
 Due to Sponsor Company                       18                    18                   170                       9
 Payable for fund shares
  purchased                                   --                    --                    --                      --
 Other liabilities                             1                    --                     1                      --
                                      ----------            ----------            ----------              ----------
 Total liabilities                            19                    18                   171                       9
                                      ----------            ----------            ----------              ----------
NET ASSETS:
 For contract liabilities               $441,360              $412,386            $1,592,365                 $59,363
                                      ==========            ==========            ==========              ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           428,399               326,774               939,319                  34,243
 Minimum unit fair value #*            $0.970976             $1.192785             $1.586038               $1.187458
 Maximum unit fair value #*           $14.098806            $11.147382            $20.216331              $14.568218
 Contract liability                     $441,360              $412,386            $1,592,365                 $59,363
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                --                    --                    --                      --
 Minimum unit fair value #*                   --                    --                    --                      --
 Maximum unit fair value #*                   --                    --                    --                      --
 Contract liability                           --                    --                    --                      --

                                                                          INVESCO
                                      BLACKROCK         UIF U.S.      VAN KAMPEN V.I.
                                      LARGE CAP        REAL ESTATE       EQUITY AND
                                   GROWTH V.I. FUND     PORTFOLIO       INCOME FUND
                                     SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
-------------------------------  -------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         7,479           35,590            27,278
                                      ==========       ==========        ==========
  Cost                                   $78,881         $634,889          $392,907
                                      ==========       ==========        ==========
  Market value                           $86,311         $552,360          $410,529
 Due from Sponsor Company                     --               --                --
 Receivable from fund shares
  sold                                        12               20                16
 Other assets                                 --               --                --
                                      ----------       ----------        ----------
 Total assets                             86,323          552,380           410,545
                                      ----------       ----------        ----------
LIABILITIES:
 Due to Sponsor Company                       12               20                16
 Payable for fund shares
  purchased                                   --               --                --
 Other liabilities                             1               --                --
                                      ----------       ----------        ----------
 Total liabilities                            13               20                16
                                      ----------       ----------        ----------
NET ASSETS:
 For contract liabilities                $86,310         $552,360          $410,529
                                      ==========       ==========        ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            72,228           45,181            33,170
 Minimum unit fair value #*            $1.044631       $12.225565        $12.376498
 Maximum unit fair value #*            $1.203418       $12.225565        $12.376498
 Contract liability                      $86,310         $552,360          $410,529
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                --               --                --
 Minimum unit fair value #*                   --               --                --
 Maximum unit fair value #*                   --               --                --
 Contract liability                           --               --                --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                 COLUMBIA VARIABLE
                                UIF MID CAP        PORTFOLIO --
                                   GROWTH      MARSICO INTERNATIONAL
                                 PORTFOLIO      OPPORTUNITIES FUND
                                SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                    43,406             653,926
                                ============       =============
  Cost                              $460,593          $8,046,484
                                ============       =============
  Market value                      $461,836         $10,122,783
 Due from Sponsor Company                 --                  --
 Receivable from fund shares
  sold                                     4               2,186
 Other assets                              1                  --
                                ------------       -------------
 Total assets                        461,841          10,124,969
                                ------------       -------------
LIABILITIES:
 Due to Sponsor Company                    4               2,186
 Payable for fund shares
  purchased                               --                  --
 Other liabilities                        --                   3
                                ------------       -------------
 Total liabilities                         4               2,189
                                ------------       -------------
NET ASSETS:
 For contract liabilities           $461,837         $10,122,780
                                ============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #        36,633           5,435,243
 Minimum unit fair value #*       $12.607167           $1.455441
 Maximum unit fair value #*       $12.607167          $15.451201
 Contract liability                 $461,837         $10,110,428
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #            --               6,427
 Minimum unit fair value #*               --           $1.913126
 Maximum unit fair value #*               --           $1.952720
 Contract liability                       --             $12,352

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            COLUMBIA VARIABLE       COLUMBIA VARIABLE        COLUMBIA VARIABLE
                                   COLUMBIA VARIABLE          PORTFOLIO --             PORTFOLIO --            PORTFOLIO --
                                      PORTFOLIO --           MARSICO FOCUSED         ASSET ALLOCATION             MARSICO
                                    HIGH INCOME FUND          EQUITIES FUND                FUND                 GROWTH FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         758,235                1,265,808                 236,045                  679,118
                                      ============            =============            ============            =============
  Cost                                  $7,333,831              $16,206,934              $3,688,024               $8,664,646
                                      ============            =============            ============            =============
  Market value                          $8,097,953              $20,911,162              $3,080,384              $15,069,640
 Due from Sponsor Company                       --                       --                      --                       --
 Receivable from fund shares
  sold                                       6,221                   61,593                     659                   23,848
 Other assets                                    3                       --                      --                        4
                                      ------------            -------------            ------------            -------------
 Total assets                            8,104,177               20,972,755               3,081,043               15,093,492
                                      ------------            -------------            ------------            -------------
LIABILITIES:
 Due to Sponsor Company                      6,221                   61,593                     659                   23,848
 Payable for fund shares
  purchased                                     --                       --                      --                       --
 Other liabilities                              --                        3                      --                       --
                                      ------------            -------------            ------------            -------------
 Total liabilities                           6,221                   61,596                     659                   23,848
                                      ------------            -------------            ------------            -------------
NET ASSETS:
 For contract liabilities               $8,097,956              $20,911,159              $3,080,384              $15,069,644
                                      ============            =============            ============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           3,718,118               11,201,449               2,350,323                8,152,413
 Minimum unit fair value #*              $2.024996                $1.183034               $1.203932                $1.176198
 Maximum unit fair value #*             $18.629349               $15.565853               $1.335237               $15.500147
 Contract liability                     $8,091,817              $20,829,709              $3,074,325              $15,003,006
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #               2,720                   43,739                   4,538                   35,204
 Minimum unit fair value #*              $2.257268                $1.849953               $1.335237                $1.892900
 Maximum unit fair value #*              $2.257268                $1.888275               $1.335237                $1.892900
 Contract liability                         $6,139                  $81,450                  $6,059                  $66,638

                                   COLUMBIA VARIABLE       COLUMBIA VARIABLE       COLUMBIA VARIABLE
                                      PORTFOLIO --            PORTFOLIO --            PORTFOLIO --
                                      MARSICO 21ST              MID CAP                 DIVIDEND
                                      CENTURY FUND            GROWTH FUND           OPPORTUNITY FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (3)
-------------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         277,187                 993,873                 624,038
                                      ============            ============            ============
  Cost                                  $2,636,873              $7,111,062              $8,931,294
                                      ============            ============            ============
  Market value                          $3,281,900              $8,139,823              $8,936,227
 Due from Sponsor Company                       --                      --                      --
 Receivable from fund shares
  sold                                         502                   3,100                   3,309
 Other assets                                    1                      --                      --
                                      ------------            ------------            ------------
 Total assets                            3,282,403               8,142,923               8,939,536
                                      ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                        502                   3,100                   3,309
 Payable for fund shares
  purchased                                     --                      --                      --
 Other liabilities                              --                      --                       1
                                      ------------            ------------            ------------
 Total liabilities                             502                   3,100                   3,310
                                      ------------            ------------            ------------
NET ASSETS:
 For contract liabilities               $3,281,901              $8,139,823              $8,936,226
                                      ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           2,965,633               7,186,412                 921,949
 Minimum unit fair value #*              $1.004195               $1.022524               $9.560641
 Maximum unit fair value #*              $1.515163              $18.512495               $9.745925
 Contract liability                     $3,281,389              $8,139,823              $8,931,392
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                 461                      --                     496
 Minimum unit fair value #*              $1.111214                      --               $9.745925
 Maximum unit fair value #*              $1.111214                      --               $9.745925
 Contract liability                           $512                      --                  $4,834

(3) Formerly Columbia Variable Portfolio -- Diversified Equity Income Fund. Change effective June 29, 2012.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------


                                       OPPENHEIMER              PUTNAM VT
                                    GLOBAL SECURITIES           SMALL CAP
                                         FUND/VA               VALUE FUND
                                       SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                           20,291                 16,078
                                       ============            ===========
  Cost                                     $681,748               $267,666
                                       ============            ===========
  Market value                             $654,377               $245,827
 Due from Sponsor Company                        --                     --
 Receivable from fund shares
  sold                                           25                     --
 Other assets                                     1                     --
                                       ------------            -----------
 Total assets                               654,403                245,827
                                       ------------            -----------
LIABILITIES:
 Due to Sponsor Company                          25                     --
 Payable for fund shares
  purchased                                      --                     --
 Other liabilities                               --                     --
                                       ------------            -----------
 Total liabilities                               25                     --
                                       ------------            -----------
NET ASSETS:
 For contract liabilities                  $654,378               $245,827
                                       ============            ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #               57,702                 25,529
 Minimum unit fair value #*              $11.340551              $9.629143
 Maximum unit fair value #*              $11.340551              $9.629143
 Contract liability                        $654,378               $245,827
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                   --                     --
 Minimum unit fair value #*                      --                     --
 Maximum unit fair value #*                      --                     --
 Contract liability                              --                     --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                PIONEER
                                  PIMCO VIT       PIONEER       MID CAP        JENNISON 20/20
                                 REAL RETURN     FUND VCT      VALUE VCT            FOCUS
                                  PORTFOLIO      PORTFOLIO     PORTFOLIO          PORTFOLIO
                                 SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                    140,660        704,189         9,641            14,878
                                 ============  =============  ============       ===========
  Cost                             $1,837,578    $14,755,774      $181,983          $170,509
                                 ============  =============  ============       ===========
  Market value                     $2,004,404    $14,731,659      $166,792          $231,651
 Due from Sponsor Company                  --             --             5                --
 Receivable from fund shares
  sold                                     69          7,458            --                 9
 Other assets                              --             --            --                --
                                 ------------  -------------  ------------       -----------
 Total assets                       2,004,473     14,739,117       166,797           231,660
                                 ------------  -------------  ------------       -----------
LIABILITIES:
 Due to Sponsor Company                    69          7,458            --                 9
 Payable for fund shares
  purchased                                --             --             5                --
 Other liabilities                          1             --            --                 1
                                 ------------  -------------  ------------       -----------
 Total liabilities                         70          7,458             5                10
                                 ------------  -------------  ------------       -----------
NET ASSETS:
 For contract liabilities          $2,004,403    $14,731,659      $166,792          $231,650
                                 ============  =============  ============       ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #        131,658     13,172,595        15,639           149,419
 Minimum unit fair value #*        $15.224338      $1.051745    $10.664780         $1.505915
 Maximum unit fair value #*        $15.224338      $1.143296    $10.664780         $1.575130
 Contract liability                $2,004,403    $14,671,813      $166,792          $231,650
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #             --         53,422            --                --
 Minimum unit fair value #*                --      $1.118653            --                --
 Maximum unit fair value #*                --      $1.135014            --                --
 Contract liability                        --        $59,846            --                --

                                                                                     PRUDENTIAL
                                                                                      SERIES SP
                                                              PRUDENTIAL            INTERNATIONAL
                                        JENNISON                 VALUE                 GROWTH
                                       PORTFOLIO               PORTFOLIO              PORTFOLIO
                                      SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          40,955                 24,328                 16,222
                                      ============            ===========            ===========
  Cost                                    $898,982               $486,749                $88,905
                                      ============            ===========            ===========
  Market value                          $1,084,910               $442,776                $85,001
 Due from Sponsor Company                       --                     --                     --
 Receivable from fund shares
  sold                                          40                     19                      3
 Other assets                                   --                     --                     --
                                      ------------            -----------            -----------
 Total assets                            1,084,950                442,795                 85,004
                                      ------------            -----------            -----------
LIABILITIES:
 Due to Sponsor Company                         40                     19                      3
 Payable for fund shares
  purchased                                     --                     --                     --
 Other liabilities                              --                      1                      1
                                      ------------            -----------            -----------
 Total liabilities                              40                     20                      4
                                      ------------            -----------            -----------
NET ASSETS:
 For contract liabilities               $1,084,910               $442,775                $85,000
                                      ============            ===========            ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           1,372,448                346,583                 82,656
 Minimum unit fair value #*              $0.757987              $1.232676              $0.981260
 Maximum unit fair value #*              $1.076156              $1.331782              $1.060146
 Contract liability                     $1,082,860               $442,775                $85,000
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #               2,592                     --                     --
 Minimum unit fair value #*              $0.791008                     --                     --
 Maximum unit fair value #*              $0.791008                     --                     --
 Contract liability                         $2,050                     --                     --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------


                                   ROYCE            LEGG MASON
                                 SMALL-CAP         CLEARBRIDGE
                                 PORTFOLIO      APPRECIATION FUND
                                SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                    87,189             10,949
                                ============       ============
  Cost                              $894,038            $75,860
                                ============       ============
  Market value                      $961,691           $171,894
 Due from Sponsor Company                 --                 --
 Receivable from fund shares
  sold                                   107                  5
 Other assets                             --                 --
                                ------------       ------------
 Total assets                        961,798            171,899
                                ------------       ------------
LIABILITIES:
 Due to Sponsor Company                  107                  5
 Payable for fund shares
  purchased                               --                 --
 Other liabilities                        --                 --
                                ------------       ------------
 Total liabilities                       107                  5
                                ------------       ------------
NET ASSETS:
 For contract liabilities           $961,691           $171,894
                                ============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #        79,261              9,565
 Minimum unit fair value #*       $12.133238         $17.970774
 Maximum unit fair value #*       $12.133238         $17.970774
 Contract liability                 $961,691           $171,894
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #            --                 --
 Minimum unit fair value #*               --                 --
 Maximum unit fair value #*               --                 --
 Contract liability                       --                 --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 VICTORY
                                 VARIABLE                                    INVESCO                WELLS FARGO
                                INSURANCE           INVESCO              VAN KAMPEN V.I.           ADVANTAGE VT
                               DIVERSIFIED      VAN KAMPEN V.I.              AMERICAN               INDEX ASSET
                                STOCK FUND       COMSTOCK FUND            FRANCHISE FUND          ALLOCATION FUND
                               SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT (4)(5)(6)         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                   49,943             11,413                   44,044                     746
                               ============       ============             ============             ===========
  Cost                             $511,164           $154,309               $1,634,198                  $9,435
                               ============       ============             ============             ===========
  Market value                     $520,407           $150,885               $1,597,939                 $10,053
 Due from Sponsor Company                57                 --                       --                      --
 Receivable from fund shares
  sold                                   --                  5                      345                       1
 Other assets                            --                 --                       --                      --
                               ------------       ------------             ------------             -----------
 Total assets                       520,464            150,890                1,598,284                  10,054
                               ------------       ------------             ------------             -----------
LIABILITIES:
 Due to Sponsor Company                  --                  5                      345                       1
 Payable for fund shares
  purchased                              57                 --                       --                      --
 Other liabilities                       --                 --                       --                      --
                               ------------       ------------             ------------             -----------
 Total liabilities                       57                  5                      345                       1
                               ------------       ------------             ------------             -----------
NET ASSETS:
 For contract liabilities          $520,407           $150,885               $1,597,939                 $10,053
                               ============       ============             ============             ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                  44,485             13,350                  161,334                   7,291
 Minimum unit fair value #*      $10.574585         $11.302669                $9.786561               $1.378700
 Maximum unit fair value #*      $14.366565         $11.302669                $9.876982               $1.378700
 Contract liability                $518,656           $150,885               $1,589,737                 $10,053
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                     147                 --                      830                      --
 Minimum unit fair value #*      $11.923243                 --                $9.876982                      --
 Maximum unit fair value #*      $11.923243                 --                $9.876982                      --
 Contract liability                  $1,751                 --                   $8,202                      --


                                    WELLS FARGO            WELLS FARGO            WELLS FARGO
                                   ADVANTAGE VT           ADVANTAGE VT            ADVANTAGE VT
                                   TOTAL RETURN             INTRINSIC            INTERNATIONAL
                                     BOND FUND             VALUE FUND             EQUITY FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        2,826                  3,045               1,646,465
                                    ===========            ===========            ============
  Cost                                  $28,408                $30,763              $8,132,212
                                    ===========            ===========            ============
  Market value                          $30,577                $44,551              $8,133,847
 Due from Sponsor Company                    --                     --                      --
 Receivable from fund shares
  sold                                        2                      2                   7,659
 Other assets                                --                     --                       1
                                    -----------            -----------            ------------
 Total assets                            30,579                 44,553               8,141,507
                                    -----------            -----------            ------------
LIABILITIES:
 Due to Sponsor Company                       2                      2                   7,659
 Payable for fund shares
  purchased                                  --                     --                      --
 Other liabilities                           --                     --                      --
                                    -----------            -----------            ------------
 Total liabilities                            2                      2                   7,659
                                    -----------            -----------            ------------
NET ASSETS:
 For contract liabilities               $30,577                $44,551              $8,133,848
                                    ===========            ===========            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      19,738                 35,864               6,326,004
 Minimum unit fair value #*           $1.546485              $1.240846               $0.935953
 Maximum unit fair value #*           $1.586793              $1.273268              $13.181039
 Contract liability                     $30,577                $44,551              $8,080,389
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                          --                     --                  31,763
 Minimum unit fair value #*                  --                     --               $1.683035
 Maximum unit fair value #*                  --                     --               $1.683035
 Contract liability                          --                     --                 $53,459

(4)  Funded as of April 27, 2012.

(5) Formerly Invesco Van Kampen V.I. Capital Growth Fund. Change effective April 30, 2012.

(6) Effective April 27, 2012 Invesco V.I. Capital Appreciation Fund merged with Invesco Van Kampen V.I. Capital Growth Fund.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     WELLS FARGO             WELLS FARGO
                                     ADVANTAGE VT            ADVANTAGE VT            WELLS FARGO
                                      SMALL CAP               SMALL CAP              ADVANTAGE VT
                                     GROWTH FUND              VALUE FUND           OPPORTUNITY FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        398,094                 646,198                 225,066
                                     ============            ============            ============
  Cost                                 $2,599,847              $4,852,884              $3,733,125
                                     ============            ============            ============
  Market value                         $3,156,773              $6,080,727              $4,505,828
 Due from Sponsor Company                      --                      --                      --
 Receivable from fund shares
  sold                                        119                     904                   1,228
 Other assets                                   3                       2                      --
                                     ------------            ------------            ------------
 Total assets                           3,156,895               6,081,633               4,507,056
                                     ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                       119                     904                   1,228
 Payable for fund shares
  purchased                                    --                      --                      --
 Other liabilities                             --                      --                       1
                                     ------------            ------------            ------------
 Total liabilities                            119                     904                   1,229
                                     ------------            ------------            ------------
NET ASSETS:
 For contract liabilities              $3,156,776              $6,080,729              $4,505,827
                                     ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            253,177                 484,509                 370,702
 Minimum unit fair value #*             $1.667493              $12.290051              $11.793976
 Maximum unit fair value #*            $12.935392              $12.688341              $12.009593
 Contract liability                    $3,130,515              $6,074,148              $4,436,269
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #              2,035                     520                   5,801
 Minimum unit fair value #*            $12.903704              $12.657265              $11.961347
 Maximum unit fair value #*            $12.903704              $12.657265              $11.993492
 Contract liability                       $26,261                  $6,581                 $69,558

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                  AMERICAN CENTURY(R) VP      ALLIANCEBERNSTEIN VPS
                                         CAPITAL                  INTERNATIONAL
                                    APPRECIATION FUND            VALUE PORTFOLIO
                                       SUB-ACCOUNT                 SUB-ACCOUNT
-------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $ --                      $5,121
                                        ----------                 -----------
EXPENSES:
 Administrative charges                         --                          --
 Mortality and expense risk
  charges                                  (51,030)                     (5,257)
                                        ----------                 -----------
  Total expenses                           (51,030)                     (5,257)
                                        ----------                 -----------
  Net investment income (loss)             (51,030)                       (136)
                                        ----------                 -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    311,243                    (153,758)
 Net realized gain on
  distributions                            245,254                          --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               76,645                     204,869
                                        ----------                 -----------
  Net gain (loss) on
   investments                             633,142                      51,111
                                        ----------                 -----------
  Net increase (decrease) in
   net assets resulting from
   operations                             $582,112                     $50,975
                                        ==========                 ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   INVESCO V.I.          INVESCO V.I.         ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                       CORE                  HIGH                  GROWTH AND                INTERMEDIATE
                                   EQUITY FUND            YIELD FUND            INCOME PORTFOLIO            BOND PORTFOLIO
                                   SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $37,427               $134,373                  $23,262                  $113,395
                                    ----------            -----------              -----------                ----------
EXPENSES:
 Administrative charges                     --                 (1,013)                      --                        --
 Mortality and expense risk
  charges                              (54,159)               (36,320)                 (24,141)                  (39,689)
                                    ----------            -----------              -----------                ----------
  Total expenses                       (54,159)               (37,333)                 (24,141)                  (39,689)
                                    ----------            -----------              -----------                ----------
  Net investment income
   (loss)                              (16,732)                97,040                     (879)                   73,706
                                    ----------            -----------              -----------                ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                117,004               (165,587)                (198,484)                   64,463
 Net realized gain on
  distributions                             --                     --                       --                    82,279
 Net unrealized appreciation
  (depreciation) of
  investments during the year          348,484                408,005                  450,992                   (97,367)
                                    ----------            -----------              -----------                ----------
  Net gain (loss) on
   investments                         465,488                242,418                  252,508                    49,375
                                    ----------            -----------              -----------                ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $448,756               $339,458                 $251,629                  $123,081
                                    ==========            ===========              ===========                ==========

                                                           STERLING                 STERLING
                                 AMERICAN FUNDS        CAPITAL STRATEGIC         CAPITAL SELECT
                                   GROWTH FUND       ALLOCATION EQUITY VIF         EQUITY VIF
                                   SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $2,549                 $23,630                  $152,191
                                    ---------             -----------             -------------
EXPENSES:
 Administrative charges                    --                      --                        --
 Mortality and expense risk
  charges                              (4,661)                (38,165)                 (224,531)
                                    ---------             -----------             -------------
  Total expenses                       (4,661)                (38,165)                 (224,531)
                                    ---------             -----------             -------------
  Net investment income
   (loss)                              (2,112)                (14,535)                  (72,340)
                                    ---------             -----------             -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (14,502)               (258,473)               (1,678,182)
 Net realized gain on
  distributions                            --                      --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          61,354                 586,583                 3,765,025
                                    ---------             -----------             -------------
  Net gain (loss) on
   investments                         46,852                 328,110                 2,086,843
                                    ---------             -----------             -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $44,740                $313,575                $2,014,503
                                    =========             ===========             =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       STERLING               STERLING
                                   CAPITAL SPECIAL         CAPITAL TOTAL
                                  OPPORTUNITIES VIF       RETURN BOND VIF
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $21,273               $99,043
                                     ------------            ----------
EXPENSES:
 Administrative charges                        --                    --
 Mortality and expense risk
  charges                                (125,776)              (56,650)
                                     ------------            ----------
  Total expenses                         (125,776)              (56,650)
                                     ------------            ----------
  Net investment income (loss)           (104,503)               42,393
                                     ------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   891,595                57,647
 Net realized gain on
  distributions                           371,640                97,407
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (15,478)              (42,988)
                                     ------------            ----------
  Net gain (loss) on
   investments                          1,247,757               112,066
                                     ------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,143,254              $154,459
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         COLUMBIA VARIABLE         WELLS FARGO
                                                            PORTFOLIO --           ADVANTAGE VT        FIDELITY(R) VIP
                                   CALVERT VP SRI          SMALL COMPANY              OMEGA             ASSET MANAGER
                                 BALANCED PORTFOLIO         GROWTH FUND            GROWTH FUND            PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $17,599                    $ --                   $ --               $29,101
                                     ----------              ----------             ----------            ----------
EXPENSES:
 Administrative charges                      --                      --                     --                    --
 Mortality and expense risk
  charges                               (19,003)                (90,947)               (57,438)              (23,287)
                                     ----------              ----------             ----------            ----------
  Total expenses                        (19,003)                (90,947)               (57,438)              (23,287)
                                     ----------              ----------             ----------            ----------
  Net investment income
   (loss)                                (1,404)                (90,947)               (57,438)                5,814
                                     ----------              ----------             ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  51,208                 (93,486)               220,091               (11,514)
 Net realized gain on
  distributions                              --                      --                255,192                13,934
 Net unrealized appreciation
  (depreciation) of
  investments during the year            86,514                 760,412                243,424               199,310
                                     ----------              ----------             ----------            ----------
  Net gain (loss) on
   investments                          137,722                 666,926                718,707               201,730
                                     ----------              ----------             ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $136,318                $575,979               $661,269              $207,544
                                     ==========              ==========             ==========            ==========


                                 FIDELITY(R) VIP        FIDELITY(R) VIP        FIDELITY(R) VIP
                                      GROWTH               CONTRAFUND              OVERSEAS
                                    PORTFOLIO              PORTFOLIO              PORTFOLIO
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $40,781                $145,117               $33,825
                                    ----------            ------------            ----------
EXPENSES:
 Administrative charges                     --                      --                    --
 Mortality and expense risk
  charges                              (87,145)               (142,108)              (22,366)
                                    ----------            ------------            ----------
  Total expenses                       (87,145)               (142,108)              (22,366)
                                    ----------            ------------            ----------
  Net investment income
   (loss)                              (46,364)                  3,009                11,459
                                    ----------            ------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                410,023               1,020,146               (85,065)
 Net realized gain on
  distributions                             --                      --                 5,821
 Net unrealized appreciation
  (depreciation) of
  investments during the year          532,480                 591,569               387,673
                                    ----------            ------------            ----------
  Net gain (loss) on
   investments                         942,503               1,611,715               308,429
                                    ----------            ------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $896,139              $1,614,724              $319,888
                                    ==========            ============            ==========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                  FIDELITY(R) VIP     FIDELITY(R) VIP
                                   FREEDOM 2020        FREEDOM 2030
                                     PORTFOLIO           PORTFOLIO
                                    SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $5,421               $273
                                     ---------            -------
EXPENSES:
 Administrative charges                     --                 --
 Mortality and expense risk
  charges                               (3,615)              (420)
                                     ---------            -------
  Total expenses                        (3,615)              (420)
                                     ---------            -------
  Net investment income (loss)           1,806               (147)
                                     ---------            -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    942              3,319
 Net realized gain on
  distributions                          3,376                145
 Net unrealized appreciation
  (depreciation) of
  investments during the year           21,880                 21
                                     ---------            -------
  Net gain (loss) on
   investments                          26,198              3,485
                                     ---------            -------
  Net increase (decrease) in
   net assets resulting from
   operations                          $28,004             $3,338
                                     =========            =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 FIDELITY(R) VIP      FIDELITY(R) VIP       FIDELITY(R) VIP        FIDELITY(R) VIP
                                  FREEDOM 2015         FREEDOM 2025         FREEDOM INCOME         FUNDSMANAGER 20%
                                    PORTFOLIO            PORTFOLIO             PORTFOLIO              PORTFOLIO
                                   SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT (1)(2)         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $7,520               $1,327                $ --                    $281
                                    ---------            ---------               -----                  ------
EXPENSES:
 Administrative charges                    --                   --                  --                      --
 Mortality and expense risk
  charges                              (5,889)              (1,047)                (12)                   (282)
                                    ---------            ---------               -----                  ------
  Total expenses                       (5,889)              (1,047)                (12)                   (282)
                                    ---------            ---------               -----                  ------
  Net investment income
   (loss)                               1,631                  280                 (12)                     (1)
                                    ---------            ---------               -----                  ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 7,332                   78                  68                      12
 Net realized gain on
  distributions                         7,976                  903                  25                      63
 Net unrealized appreciation
  (depreciation) of
  investments during the year          29,471                8,969                  --                     832
                                    ---------            ---------               -----                  ------
  Net gain (loss) on
   investments                         44,779                9,950                  93                     907
                                    ---------            ---------               -----                  ------
  Net increase (decrease) in
   net assets resulting from
   operations                         $46,410              $10,230                 $81                    $906
                                    =========            =========               =====                  ======

                                  FIDELITY(R) VIP         FIDELITY(R) VIP        FIDELITY(R) VIP
                                  FUNDSMANAGER 50%       FUNDSMANAGER 60%       FUNDSMANAGER 70%
                                     PORTFOLIO               PORTFOLIO              PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $319                   $192                   $58
                                      --------                -------                 -----
EXPENSES:
 Administrative charges                     --                     --                    --
 Mortality and expense risk
  charges                                 (551)                  (182)                  (50)
                                      --------                -------                 -----
  Total expenses                          (551)                  (182)                  (50)
                                      --------                -------                 -----
  Net investment income
   (loss)                                 (232)                    10                     8
                                      --------                -------                 -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  9,586                     11                     3
 Net realized gain on
  distributions                             76                     48                    12
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (5,438)                 1,313                   408
                                      --------                -------                 -----
  Net gain (loss) on
   investments                           4,224                  1,372                   423
                                      --------                -------                 -----
  Net increase (decrease) in
   net assets resulting from
   operations                           $3,992                 $1,382                  $431
                                      ========                =======                 =====

(1)  Funded as of January 17, 2012.

(2)  Not funded as of December 31, 2012.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                   FIDELITY(R) VIP           FRANKLIN
                                  FUNDSMANAGER 85%            INCOME
                                      PORTFOLIO          SECURITIES FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $9                 $114,055
                                        -----               ----------
EXPENSES:
 Administrative charges                    --                       --
 Mortality and expense risk
  charges                                 (34)                 (22,336)
                                        -----               ----------
  Total expenses                          (34)                 (22,336)
                                        -----               ----------
  Net investment income (loss)            (25)                  91,719
                                        -----               ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   584                  (11,511)
 Net realized gain on
  distributions                             3                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              23                  110,706
                                        -----               ----------
  Net gain (loss) on
   investments                            610                   99,195
                                        -----               ----------
  Net increase (decrease) in
   net assets resulting from
   operations                            $585                 $190,914
                                        =====               ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           HARTFORD             HARTFORD             HARTFORD
                                       HARTFORD              TOTAL              CAPITAL              DIVIDEND
                                       BALANCED           RETURN BOND         APPRECIATION          AND GROWTH
                                       HLS FUND            HLS FUND             HLS FUND             HLS FUND
                                   SUB-ACCOUNT (3)        SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $31,052,202         $23,874,965          $20,663,096          $15,719,821
                                    --------------       -------------       --------------       --------------
EXPENSES:
 Administrative charges                    (20,313)            (34,707)             (41,794)             (34,653)
 Mortality and expense risk
  charges                              (14,997,003)         (8,878,876)         (20,716,749)         (10,903,724)
                                    --------------       -------------       --------------       --------------
  Total expenses                       (15,017,316)         (8,913,583)         (20,758,543)         (10,938,377)
                                    --------------       -------------       --------------       --------------
  Net investment income
   (loss)                               16,034,886          14,961,382              (95,447)           4,781,444
                                    --------------       -------------       --------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 25,560,532           7,690,839           55,538,471           41,628,982
 Net realized gain on
  distributions                                 --                  --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           71,870,728          12,206,043          181,203,222           39,880,245
                                    --------------       -------------       --------------       --------------
  Net gain (loss) on
   investments                          97,431,260          19,896,882          236,741,693           81,509,227
                                    --------------       -------------       --------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $113,466,146         $34,858,264         $236,646,246          $86,290,671
                                    ==============       =============       ==============       ==============


                                      HARTFORD                HARTFORD                HARTFORD
                                  GLOBAL RESEARCH            HEALTHCARE             GLOBAL GROWTH
                                      HLS FUND                HLS FUND                HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $193,297                $128,044                 $398,788
                                    ------------            ------------            -------------
EXPENSES:
 Administrative charges                       --                      --                       --
 Mortality and expense risk
  charges                               (267,762)               (537,254)              (1,257,675)
                                    ------------            ------------            -------------
  Total expenses                        (267,762)               (537,254)              (1,257,675)
                                    ------------            ------------            -------------
  Net investment income
   (loss)                                (74,465)               (409,210)                (858,887)
                                    ------------            ------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  383,160               2,225,204                 (640,450)
 Net realized gain on
  distributions                               --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          2,542,402               4,657,369               18,141,154
                                    ------------            ------------            -------------
  Net gain (loss) on
   investments                         2,925,562               6,882,573               17,500,704
                                    ------------            ------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $2,851,097              $6,473,363              $16,641,817
                                    ============            ============            =============

(3)  Formerly Hartford Advisers HLS Fund. Change effective June 29, 2012.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                  HARTFORD
                                 DISCIPLINED               HARTFORD
                                   EQUITY                   GROWTH
                                  HLS FUND                 HLS FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $1,378,398                    $ --
                                -------------            ------------
EXPENSES:
 Administrative charges                    --                      --
 Mortality and expense risk
  charges                          (1,570,022)               (841,267)
                                -------------            ------------
  Total expenses                   (1,570,022)               (841,267)
                                -------------            ------------
  Net investment income (loss)       (191,624)               (841,267)
                                -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             4,558,485               2,902,955
 Net realized gain on
  distributions                            --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      10,957,595               6,613,078
                                -------------            ------------
  Net gain (loss) on
   investments                     15,516,080               9,516,033
                                -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $15,324,456              $8,674,766
                                =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 HARTFORD                                                    HARTFORD
                                  GROWTH             HARTFORD            HARTFORD          INTERNATIONAL
                               OPPORTUNITIES        HIGH YIELD             INDEX           OPPORTUNITIES
                                 HLS FUND            HLS FUND            HLS FUND            HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $ --         $10,647,582          $3,272,100          $5,256,115
                               -------------       -------------       -------------       -------------
EXPENSES:
 Administrative charges                   --                  --                  --             (11,855)
 Mortality and expense risk
  charges                         (1,271,219)         (1,906,386)         (2,248,946)         (4,107,104)
                               -------------       -------------       -------------       -------------
  Total expenses                  (1,271,219)         (1,906,386)         (2,248,946)         (4,118,959)
                               -------------       -------------       -------------       -------------
  Net investment income
   (loss)                         (1,271,219)          8,741,196           1,023,154           1,137,156
                               -------------       -------------       -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            4,480,997          (1,434,253)         10,282,481           5,453,230
 Net realized gain on
  distributions                           --                  --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     15,363,550           7,500,496          11,735,671          42,466,951
                               -------------       -------------       -------------       -------------
  Net gain (loss) on
   investments                    19,844,547           6,066,243          22,018,152          47,920,181
                               -------------       -------------       -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $18,573,328         $14,807,439         $23,041,306         $49,057,337
                               =============       =============       =============       =============

                                      HARTFORD
                                    SMALL/MID CAP         HARTFORD            HARTFORD
                                       EQUITY              MIDCAP           MIDCAP VALUE
                                      HLS FUND            HLS FUND            HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $119,046          $1,244,601          $1,323,736
                                    -------------       -------------       -------------
EXPENSES:
 Administrative charges                        --                  --                  --
 Mortality and expense risk
  charges                                (356,459)         (2,051,964)         (1,791,055)
                                    -------------       -------------       -------------
  Total expenses                         (356,459)         (2,051,964)         (1,791,055)
                                    -------------       -------------       -------------
  Net investment income
   (loss)                                (237,413)           (807,363)           (467,319)
                                    -------------       -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 2,321,787          13,919,609           1,881,620
 Net realized gain on
  distributions                         3,058,248                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (2,048,953)         13,598,370          23,204,330
                                    -------------       -------------       -------------
  Net gain (loss) on
   investments                          3,331,082          27,517,979          25,085,950
                                    -------------       -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $3,093,669         $26,710,616         $24,618,631
                                    =============       =============       =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       HARTFORD                 HARTFORD
                                     MONEY MARKET             SMALL COMPANY
                                       HLS FUND                 HLS FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $ --                     $ --
                                     -------------            -------------
EXPENSES:
 Administrative charges                     (8,313)                  (3,248)
 Mortality and expense risk
  charges                               (2,530,680)              (1,455,487)
                                     -------------            -------------
  Total expenses                        (2,538,993)              (1,458,735)
                                     -------------            -------------
  Net investment income (loss)          (2,538,993)              (1,458,735)
                                     -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                          7                8,527,966
 Net realized gain on
  distributions                                 --                    6,402
 Net unrealized appreciation
  (depreciation) of
  investments during the year                   (6)               6,985,787
                                     -------------            -------------
  Net gain (loss) on
   investments                                   1               15,520,155
                                     -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(2,538,992)             $14,061,420
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                   HARTFORD
                                      HARTFORD            HARTFORD              U.S. GOVERNMENT        HARTFORD
                                   SMALLCAP GROWTH          STOCK                 SECURITIES             VALUE
                                      HLS FUND            HLS FUND                 HLS FUND            HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $ --         $11,549,708               $5,393,847          $2,296,174
                                    -------------       -------------            -------------       -------------
EXPENSES:
 Administrative charges                        --             (11,661)                      --                  --
 Mortality and expense risk
  charges                              (1,291,122)         (7,728,124)              (2,967,231)         (1,656,007)
                                    -------------       -------------            -------------       -------------
  Total expenses                       (1,291,122)         (7,739,785)              (2,967,231)         (1,656,007)
                                    -------------       -------------            -------------       -------------
  Net investment income
   (loss)                              (1,291,122)          3,809,923                2,426,616             640,167
                                    -------------       -------------            -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                11,067,901          23,677,426               (1,467,938)          5,009,487
 Net realized gain on
  distributions                                --                  --                       --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           2,692,900          45,399,429                3,393,869          10,574,663
                                    -------------       -------------            -------------       -------------
  Net gain (loss) on
   investments                         13,760,801          69,076,855                1,925,931          15,584,150
                                    -------------       -------------            -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $12,469,679         $72,886,778               $4,352,547         $16,224,317
                                    =============       =============            =============       =============


                                   HUNTINGTON VA          HUNTINGTON VA
                                      INCOME                DIVIDEND            HUNTINGTON VA
                                    EQUITY FUND           CAPTURE FUND           GROWTH FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $237,250               $305,298               $11,636
                                    -----------            -----------            ----------
EXPENSES:
 Administrative charges                      --                     --                    --
 Mortality and expense risk
  charges                              (106,909)              (142,283)              (57,274)
                                    -----------            -----------            ----------
  Total expenses                       (106,909)              (142,283)              (57,274)
                                    -----------            -----------            ----------
  Net investment income
   (loss)                               130,341                163,015               (45,638)
                                    -----------            -----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (12,156)                 5,937                20,170
 Net realized gain on
  distributions                              --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           515,036                718,655               388,919
                                    -----------            -----------            ----------
  Net gain (loss) on
   investments                          502,880                724,592               409,089
                                    -----------            -----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $633,221               $887,607              $363,451
                                    ===========            ===========            ==========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    HUNTINGTON VA          HUNTINGTON VA
                                       MID CORP               ROTATING
                                     AMERICA FUND           MARKETS FUND
                                   SUB-ACCOUNT (4)          SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $14,668               $17,073
                                     ------------            ----------
EXPENSES:
 Administrative charges                        --                    --
 Mortality and expense risk
  charges                                (103,118)              (20,901)
                                     ------------            ----------
  Total expenses                         (103,118)              (20,901)
                                     ------------            ----------
  Net investment income (loss)            (88,450)               (3,828)
                                     ------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   915,669               151,780
 Net realized gain on
  distributions                           302,561                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (203,083)              (58,772)
                                     ------------            ----------
  Net gain (loss) on
   investments                          1,015,147                93,008
                                     ------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                            $926,697               $89,180
                                     ============            ==========

(4) Effective April 27, 2012 Huntington VA New Economy Fund merged with Huntington VA Mid Corp America Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HUNTINGTON VA                              HUNTINGTON VA
                                  INTERNATIONAL         HUNTINGTON VA          MORTGAGE           HUNTINGTON VA
                                   EQUITY FUND         MACRO 100 FUND       SECURITIES FUND         SITUS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $10,595               $2,587              $10,003                  $ --
                                    ----------            ---------            ---------            ----------
EXPENSES:
 Administrative charges                     --                   --                   --                    --
 Mortality and expense risk
  charges                              (17,126)              (8,066)              (7,412)              (27,173)
                                    ----------            ---------            ---------            ----------
  Total expenses                       (17,126)              (8,066)              (7,412)              (27,173)
                                    ----------            ---------            ---------            ----------
  Net investment income
   (loss)                               (6,531)              (5,479)               2,591               (27,173)
                                    ----------            ---------            ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (37,711)             (22,551)              17,350               191,380
 Net realized gain on
  distributions                             --                   --                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          174,543               78,099              (11,273)              170,207
                                    ----------            ---------            ---------            ----------
  Net gain (loss) on
   investments                         136,832               55,548                6,077               361,587
                                    ----------            ---------            ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $130,301              $50,069               $8,668              $334,414
                                    ==========            =========            =========            ==========

                                        BLACKROCK                 BLACKROCK              UIF U.S.
                                         GLOBAL                   LARGE CAP            REAL ESTATE
                                 OPPORTUNITIES V.I. FUND      GROWTH V.I. FUND          PORTFOLIO
                                       SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $642                    $1,220                 $3,768
                                        ---------                 ---------             ----------
EXPENSES:
 Administrative charges                        --                        --                     --
 Mortality and expense risk
  charges                                  (1,522)                   (2,413)                (7,577)
                                        ---------                 ---------             ----------
  Total expenses                           (1,522)                   (2,413)                (7,577)
                                        ---------                 ---------             ----------
  Net investment income
   (loss)                                    (880)                   (1,193)                (3,809)
                                        ---------                 ---------             ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    10,705                    15,526                (71,097)
 Net realized gain on
  distributions                                --                     6,305                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                (413)                     (530)               150,769
                                        ---------                 ---------             ----------
  Net gain (loss) on
   investments                             10,292                    21,301                 79,672
                                        ---------                 ---------             ----------
  Net increase (decrease) in
   net assets resulting from
   operations                              $9,412                   $20,108                $75,863
                                        =========                 =========             ==========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      INVESCO
                                  VAN KAMPEN V.I.         UIF MID CAP
                                     EQUITY AND             GROWTH
                                    INCOME FUND            PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $7,233                  $ --
                                     ---------             ---------
EXPENSES:
 Administrative charges                     --                    --
 Mortality and expense risk
  charges                               (5,102)               (7,749)
                                     ---------             ---------
  Total expenses                        (5,102)               (7,749)
                                     ---------             ---------
  Net investment income (loss)           2,131                (7,749)
                                     ---------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (2,989)               32,498
 Net realized gain on
  distributions                             --                74,599
 Net unrealized appreciation
  (depreciation) of
  investments during the year           41,932               (37,680)
                                     ---------             ---------
  Net gain (loss) on
   investments                          38,943                69,417
                                     ---------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $41,074               $61,668
                                     =========             =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           COLUMBIA VARIABLE                                 COLUMBIA VARIABLE
                                 WILMINGTON MANAGED           PORTFOLIO --          COLUMBIA VARIABLE          PORTFOLIO --
                                 ALLOCATION FUND --      MARSICO INTERNATIONAL         PORTFOLIO --           MARSICO FOCUSED
                                 MODERATE GROWTH II        OPPORTUNITIES FUND        HIGH INCOME FUND          EQUITIES FUND
                                 SUB-ACCOUNT (2)(5)           SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $11,787                   $97,148                 $551,600                  $84,248
                                     -----------              ------------             ------------            -------------
EXPENSES:
 Administrative charges                       --                    (5,717)                  (5,829)                  (6,370)
 Mortality and expense risk
  charges                                (19,586)                 (155,620)                (132,482)                (317,321)
                                     -----------              ------------             ------------            -------------
  Total expenses                         (19,586)                 (161,337)                (138,311)                (323,691)
                                     -----------              ------------             ------------            -------------
  Net investment income
   (loss)                                 (7,799)                  (64,189)                 413,289                 (239,443)
                                     -----------              ------------             ------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (349,275)                  460,198                  181,619                1,459,225
 Net realized gain on
  distributions                               --                        --                       --                2,269,286
 Net unrealized appreciation
  (depreciation) of
  investments during the year            390,557                 1,187,827                  471,489               (1,139,438)
                                     -----------              ------------             ------------            -------------
  Net gain (loss) on
   investments                            41,282                 1,648,025                  653,108                2,589,073
                                     -----------              ------------             ------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                            $33,483                $1,583,836               $1,066,397               $2,349,630
                                     ===========              ============             ============            =============

                                 COLUMBIA VARIABLE                              COLUMBIA VARIABLE
                                   PORTFOLIO --         COLUMBIA VARIABLE          PORTFOLIO --
                                 ASSET ALLOCATION      PORTFOLIO -- MARSICO        MARSICO 21ST
                                       FUND                GROWTH FUND             CENTURY FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $68,788                $112,200                   $ --
                                    -----------            ------------             ----------
EXPENSES:
 Administrative charges                      --                  (4,403)                (1,417)
 Mortality and expense risk
  charges                               (43,932)               (238,363)               (51,128)
                                    -----------            ------------             ----------
  Total expenses                        (43,932)               (242,766)               (52,545)
                                    -----------            ------------             ----------
  Net investment income
   (loss)                                24,856                (130,566)               (52,545)
                                    -----------            ------------             ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (222,481)              2,263,286                224,857
 Net realized gain on
  distributions                              --                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           532,554                (300,703)               198,327
                                    -----------            ------------             ----------
  Net gain (loss) on
   investments                          310,073               1,962,583                423,184
                                    -----------            ------------             ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $334,929              $1,832,017               $370,639
                                    ===========            ============             ==========

(2)  Not funded as of December 31, 2012.

(5) Formerly MTB Managed Allocation Fund -- Moderate Growth II. Change effective March 9, 2012.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                  COLUMBIA VARIABLE       COLUMBIA VARIABLE
                                     PORTFOLIO --            PORTFOLIO --
                                       MID CAP                 DIVIDEND
                                     GROWTH FUND           OPPORTUNITY FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT (6)
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $ --                    $ --
                                     ------------            ------------
EXPENSES:
 Administrative charges                    (6,775)                     --
 Mortality and expense risk
  charges                                (144,249)               (152,327)
                                     ------------            ------------
  Total expenses                         (151,024)               (152,327)
                                     ------------            ------------
  Net investment income (loss)           (151,024)               (152,327)
                                     ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   508,004                (113,767)
 Net realized gain on
  distributions                           164,568                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             384,222               1,397,552
                                     ------------            ------------
  Net gain (loss) on
   investments                          1,056,794               1,283,785
                                     ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                            $905,770              $1,131,458
                                     ============            ============

(6) Formerly Columbia Variable Portfolio -- Diversified Equity Income Fund. Change effective June 29, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   OPPENHEIMER            PUTNAM VT            PIMCO VIT               PIONEER
                                GLOBAL SECURITIES         SMALL CAP           REAL RETURN              FUND VCT
                                     FUND/VA             VALUE FUND            PORTFOLIO              PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $12,944               $1,451               $22,037                $201,897
                                    ----------            ---------            ----------            ------------
EXPENSES:
 Administrative charges                     --                   --                    --                      --
 Mortality and expense risk
  charges                               (7,998)              (3,407)              (25,270)               (249,902)
                                    ----------            ---------            ----------            ------------
  Total expenses                        (7,998)              (3,407)              (25,270)               (249,902)
                                    ----------            ---------            ----------            ------------
  Net investment income
   (loss)                                4,946               (1,956)               (3,233)                (48,005)
                                    ----------            ---------            ----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (19,103)             (20,368)               76,346                 (23,374)
 Net realized gain on
  distributions                             --                   --               110,012                 551,163
 Net unrealized appreciation
  (depreciation) of
  investments during the year          127,226               66,335               (40,835)                899,140
                                    ----------            ---------            ----------            ------------
  Net gain (loss) on
   investments                         108,123               45,967               145,523               1,426,929
                                    ----------            ---------            ----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $113,069              $44,011              $142,290              $1,378,924
                                    ==========            =========            ==========            ============

                                     PIONEER
                                     MID CAP          JENNISON 20/20
                                    VALUE VCT              FOCUS               JENNISON
                                    PORTFOLIO            PORTFOLIO            PORTFOLIO
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,585                 $ --                  $ --
                                    ---------            ---------            ----------
EXPENSES:
 Administrative charges                    --                   --                    --
 Mortality and expense risk
  charges                              (2,282)              (4,010)              (15,004)
                                    ---------            ---------            ----------
  Total expenses                       (2,282)              (4,010)              (15,004)
                                    ---------            ---------            ----------
  Net investment income
   (loss)                                (697)              (4,010)              (15,004)
                                    ---------            ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (8,385)              28,840                24,952
 Net realized gain on
  distributions                            --               10,336                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          26,342               (8,534)              133,380
                                    ---------            ---------            ----------
  Net gain (loss) on
   investments                         17,957               30,642               158,332
                                    ---------            ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $17,260              $26,632              $143,328
                                    =========            =========            ==========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                          PRUDENTIAL
                                                           SERIES SP
                                    PRUDENTIAL           INTERNATIONAL
                                       VALUE                GROWTH
                                     PORTFOLIO             PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $2,991                  $ --
                                     ---------             ---------
EXPENSES:
 Administrative charges                     --                    --
 Mortality and expense risk
  charges                               (8,492)               (1,435)
                                     ---------             ---------
  Total expenses                        (8,492)               (1,435)
                                     ---------             ---------
  Net investment income (loss)          (5,501)               (1,435)
                                     ---------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (33,566)               (3,041)
 Net realized gain on
  distributions                             --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           96,266                21,452
                                     ---------             ---------
  Net gain (loss) on
   investments                          62,700                18,411
                                     ---------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $57,199               $16,976
                                     =========             =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                      VICTORY
                                                                                                     VARIABLE
                                      ROYCE               LEGG MASON          WESTERN ASSET          INSURANCE
                                    SMALL-CAP             CLEARBRIDGE             MONEY             DIVERSIFIED
                                    PORTFOLIO          APPRECIATION FUND       MARKET FUND          STOCK FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT (2)        SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $1,125                $2,281                 $52                $5,331
                                    ----------             ---------              ------             ---------
EXPENSES:
 Administrative charges                     --                    --                  --                    --
 Mortality and expense risk
  charges                              (14,028)               (1,653)               (815)               (7,750)
                                    ----------             ---------              ------             ---------
  Total expenses                       (14,028)               (1,653)               (815)               (7,750)
                                    ----------             ---------              ------             ---------
  Net investment income
   (loss)                              (12,903)                  628                (763)               (2,419)
                                    ----------             ---------              ------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 26,453                   934                  --                (7,157)
 Net realized gain on
  distributions                         25,889                   506                  --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           80,453                19,478                  --                88,234
                                    ----------             ---------              ------             ---------
  Net gain (loss) on
   investments                         132,795                20,918                  --                81,077
                                    ----------             ---------              ------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $119,892               $21,546               $(763)              $78,658
                                    ==========             =========              ======             =========


                                                              INVESCO                WELLS FARGO
                                     INVESCO              VAN KAMPEN V.I.           ADVANTAGE VT
                                 VAN KAMPEN V.I.              AMERICAN               INDEX ASSET
                                  COMSTOCK FUND            FRANCHISE FUND          ALLOCATION FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (7)(8)(9)         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $2,268                      $ --                    $365
                                    ---------                ----------               ---------
EXPENSES:
 Administrative charges                    --                      (182)                     --
 Mortality and expense risk
  charges                              (1,861)                  (26,434)                   (790)
                                    ---------                ----------               ---------
  Total expenses                       (1,861)                  (26,616)                   (790)
                                    ---------                ----------               ---------
  Net investment income
   (loss)                                 407                   (26,616)                   (425)
                                    ---------                ----------               ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (1,320)                   73,450                   8,611
 Net realized gain on
  distributions                            --                        --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          23,993                   109,487                   3,347
                                    ---------                ----------               ---------
  Net gain (loss) on
   investments                         22,673                   182,937                  11,958
                                    ---------                ----------               ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $23,080                  $156,321                 $11,533
                                    =========                ==========               =========

(2)  Not funded as of December 31, 2012.

(7)  Funded as of April 27, 2012.

(8) Formerly Invesco Van Kampen V.I. Capital Growth Fund. Change effective April 30, 2012.

(9) Effective April 27, 2012 Invesco V.I. Capital Appreciation Fund merged with Invesco Van Kampen V.I. Capital Growth Fund.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                   WELLS FARGO        WELLS FARGO
                                  ADVANTAGE VT       ADVANTAGE VT
                                  TOTAL RETURN         INTRINSIC
                                    BOND FUND         VALUE FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $628               $583
                                     -------            -------
EXPENSES:
 Administrative charges                   --                 --
 Mortality and expense risk
  charges                               (795)              (816)
                                     -------            -------
  Total expenses                        (795)              (816)
                                     -------            -------
  Net investment income (loss)          (167)              (233)
                                     -------            -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                2,058                702
 Net realized gain on
  distributions                          537                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (624)             6,261
                                     -------            -------
  Net gain (loss) on
   investments                         1,971              6,963
                                     -------            -------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,804             $6,730
                                     =======            =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     WELLS FARGO            WELLS FARGO            WELLS FARGO
                                    ADVANTAGE VT           ADVANTAGE VT           ADVANTAGE VT           WELLS FARGO
                                    INTERNATIONAL            SMALL CAP              SMALL CAP            ADVANTAGE VT
                                     EQUITY FUND            GROWTH FUND            VALUE FUND          OPPORTUNITY FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $135,926                   $ --                $79,139               $27,182
                                     -----------            -----------            -----------            ----------
EXPENSES:
 Administrative charges                       --                     --                     --                    --
 Mortality and expense risk
  charges                               (126,798)               (50,700)              (113,510)              (67,515)
                                     -----------            -----------            -----------            ----------
  Total expenses                        (126,798)               (50,700)              (113,510)              (67,515)
                                     -----------            -----------            -----------            ----------
  Net investment income (loss)             9,128                (50,700)               (34,371)              (40,333)
                                     -----------            -----------            -----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (87,285)               247,663                514,250               154,965
 Net realized gain on
  distributions                          551,764                170,070                     --                 1,656
 Net unrealized appreciation
  (depreciation) of
  investments during the year            488,873               (103,438)               381,382               526,736
                                     -----------            -----------            -----------            ----------
  Net gain (loss) on
   investments                           953,352                314,295                895,632               683,357
                                     -----------            -----------            -----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $962,480               $263,595               $861,261              $643,024
                                     ===========            ===========            ===========            ==========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                  AMERICAN CENTURY(R) VP      ALLIANCEBERNSTEIN VPS
                                         CAPITAL                  INTERNATIONAL
                                    APPRECIATION FUND            VALUE PORTFOLIO
                                       SUB-ACCOUNT                 SUB-ACCOUNT
-------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(51,030)                     $(136)
 Net realized gain (loss) on
  security transactions                     311,243                   (153,758)
 Net realized gain on
  distributions                             245,254                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                76,645                    204,869
                                       ------------                -----------
 Net increase (decrease) in
  net assets resulting from
  operations                                582,112                     50,975
                                       ------------                -----------
UNIT TRANSACTIONS:
 Purchases                                   23,799                      8,948
 Net transfers                              (76,211)                  (121,430)
 Surrenders for benefit
  payments and fees                        (568,327)                   (81,492)
 Other transactions                              (4)                         3
 Death benefits                                  --                         --
 Net loan activity                               --                         --
 Net annuity transactions                      (419)                        --
                                       ------------                -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        (621,162)                  (193,971)
                                       ------------                -----------
 Net increase (decrease) in
  net assets                                (39,050)                  (142,996)
NET ASSETS:
 Beginning of year                        3,960,459                    527,721
                                       ------------                -----------
 End of year                             $3,921,409                   $384,725
                                       ============                ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    INVESCO V.I.            INVESCO V.I.        ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                        CORE                    HIGH                  GROWTH AND               INTERMEDIATE
                                    EQUITY FUND              YIELD FUND            INCOME PORTFOLIO           BOND PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(16,732)                $97,040                    $(879)                  $73,706
 Net realized gain (loss) on
  security transactions                  117,004                (165,587)                (198,484)                   64,463
 Net realized gain on
  distributions                               --                      --                       --                    82,279
 Net unrealized appreciation
  (depreciation) of
  investments during the year            348,484                 408,005                  450,992                   (97,367)
                                    ------------            ------------             ------------              ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             448,756                 339,458                  251,629                   123,081
                                    ------------            ------------             ------------              ------------
UNIT TRANSACTIONS:
 Purchases                                 4,470                      60                   11,769                    22,538
 Net transfers                           220,854                 829,979                   15,469                   126,904
 Surrenders for benefit
  payments and fees                     (564,241)               (285,567)                (275,346)                 (403,260)
 Other transactions                           10                     (15)                    (123)                       (4)
 Death benefits                         (133,929)                (52,757)                 (47,623)                  (37,843)
 Net loan activity                            --                      --                       --                        --
 Net annuity transactions                  1,165                    (883)                  (5,047)                   (2,404)
                                    ------------            ------------             ------------              ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (471,671)                490,817                 (300,901)                 (294,069)
                                    ------------            ------------             ------------              ------------
 Net increase (decrease) in
  net assets                             (22,915)                830,275                  (49,272)                 (170,988)
NET ASSETS:
 Beginning of year                     3,796,161               1,909,270                1,731,671                 2,898,028
                                    ------------            ------------             ------------              ------------
 End of year                          $3,773,246              $2,739,545               $1,682,399                $2,727,040
                                    ============            ============             ============              ============

                                                              STERLING             STERLING
                                  AMERICAN FUNDS         CAPITAL STRATEGIC      CAPITAL SELECT
                                    GROWTH FUND        ALLOCATION EQUITY VIF      EQUITY VIF
                                    SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(2,112)                $(14,535)            $(72,340)
 Net realized gain (loss) on
  security transactions                 (14,502)                (258,473)          (1,678,182)
 Net realized gain on
  distributions                              --                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            61,354                  586,583            3,765,025
                                    -----------             ------------        -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             44,740                  313,575            2,014,503
                                    -----------             ------------        -------------
UNIT TRANSACTIONS:
 Purchases                                2,992                    4,273               95,720
 Net transfers                          (31,739)                 (78,275)          (1,811,463)
 Surrenders for benefit
  payments and fees                    (107,474)                (514,897)          (2,889,043)
 Other transactions                          --                        8                   87
 Death benefits                              --                 (160,787)            (508,294)
 Net loan activity                           --                       --                   --
 Net annuity transactions                    --                       --               (4,799)
                                    -----------             ------------        -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (136,221)                (749,678)          (5,117,792)
                                    -----------             ------------        -------------
 Net increase (decrease) in
  net assets                            (91,481)                (436,103)          (3,103,289)
NET ASSETS:
 Beginning of year                      341,091                2,841,593           16,972,484
                                    -----------             ------------        -------------
 End of year                           $249,610               $2,405,490          $13,869,195
                                    ===========             ============        =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       STERLING                 STERLING
                                    CAPITAL SPECIAL           CAPITAL TOTAL
                                   OPPORTUNITIES VIF         RETURN BOND VIF
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(104,503)                 $42,393
 Net realized gain (loss) on
  security transactions                    891,595                   57,647
 Net realized gain on
  distributions                            371,640                   97,407
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (15,478)                 (42,988)
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,143,254                  154,459
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  40,454                    1,330
 Net transfers                            (977,681)                 (92,195)
 Surrenders for benefit
  payments and fees                     (1,921,081)                (910,245)
 Other transactions                             64                      365
 Death benefits                            (76,153)                      --
 Net loan activity                              --                       --
 Net annuity transactions                       --                  (35,892)
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,934,397)              (1,036,637)
                                     -------------            -------------
 Net increase (decrease) in
  net assets                            (1,791,143)                (882,178)
NET ASSETS:
 Beginning of year                       9,478,320                3,974,093
                                     -------------            -------------
 End of year                            $7,687,177               $3,091,915
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                       COLUMBIA VARIABLE          WELLS FARGO
                                                         PORTFOLIO --             ADVANTAGE VT          FIDELITY(R) VIP
                                CALVERT VP SRI           SMALL COMPANY               OMEGA               ASSET MANAGER
                              BALANCED PORTFOLIO          GROWTH FUND             GROWTH FUND              PORTFOLIO
                                 SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $(1,404)                $(90,947)               $(57,438)                 $5,814
 Net realized gain (loss)
  on security transactions             51,208                  (93,486)                220,091                 (11,514)
 Net realized gain on
  distributions                            --                       --                 255,192                  13,934
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                 86,514                  760,412                 243,424                 199,310
                                 ------------            -------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                     136,318                  575,979                 661,269                 207,544
                                 ------------            -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              7,533                   55,472                  19,315                  12,093
 Net transfers                        (39,707)                (170,179)               (150,937)                  3,564
 Surrenders for benefit
  payments and fees                  (169,261)              (1,276,402)               (450,847)               (269,262)
 Other transactions                        (2)                     (61)                    110                       2
 Death benefits                            --                 (155,179)                (94,637)                     --
 Net loan activity                         --                       --                      --                      --
 Net annuity transactions              (9,228)                   8,765                  (1,644)                     --
                                 ------------            -------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (210,665)              (1,537,584)               (678,640)               (253,603)
                                 ------------            -------------            ------------            ------------
 Net increase (decrease)
  in net assets                       (74,347)                (961,605)                (17,371)                (46,059)
NET ASSETS:
 Beginning of year                  1,514,819                5,933,391               3,700,530               1,938,963
                                 ------------            -------------            ------------            ------------
 End of year                       $1,440,472               $4,971,786              $3,683,159              $1,892,904
                                 ============            =============            ============            ============


                            FIDELITY(R) VIP       FIDELITY(R) VIP          FIDELITY(R) VIP
                                GROWTH              CONTRAFUND                 OVERSEAS
                               PORTFOLIO             PORTFOLIO                PORTFOLIO
                              SUB-ACCOUNT           SUB-ACCOUNT              SUB-ACCOUNT
--------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                          $(46,364)               $3,009                  $11,459
 Net realized gain (loss)
  on security transactions         410,023             1,020,146                  (85,065)
 Net realized gain on
  distributions                         --                    --                    5,821
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                             532,480               591,569                  387,673
                             -------------         -------------             ------------
 Net increase (decrease)
  in net assets resulting
  from operations                  896,139             1,614,724                  319,888
                             -------------         -------------             ------------
UNIT TRANSACTIONS:
 Purchases                          46,818                93,263                   13,787
 Net transfers                    (177,421)             (411,285)                (136,636)
 Surrenders for benefit
  payments and fees               (923,857)           (1,938,797)                (218,861)
 Other transactions                    (73)                  (42)                       3
 Death benefits                         --                    --                       --
 Net loan activity                      --                    (4)                      --
 Net annuity transactions             (738)                  (32)                      --
                             -------------         -------------             ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions        (1,055,271)           (2,256,897)                (341,707)
                             -------------         -------------             ------------
 Net increase (decrease)
  in net assets                   (159,132)             (642,173)                 (21,819)
NET ASSETS:
 Beginning of year               6,848,086            11,381,637                1,824,665
                             -------------         -------------             ------------
 End of year                    $6,688,954           $10,739,464               $1,802,846
                             =============         =============             ============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                  FIDELITY(R) VIP       FIDELITY(R) VIP
                                    FREEDOM 2020         FREEDOM 2030
                                     PORTFOLIO             PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $1,806                $(147)
 Net realized gain (loss) on
  security transactions                     942                3,319
 Net realized gain on
  distributions                           3,376                  145
 Net unrealized appreciation
  (depreciation) of
  investments during the year            21,880                   21
                                     ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             28,004                3,338
                                     ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                   --                   --
 Net transfers                           47,441               (7,982)
 Surrenders for benefit
  payments and fees                        (114)                (936)
 Other transactions                          --                   --
 Death benefits                              --                   --
 Net loan activity                           --                   --
 Net annuity transactions                    --                   --
                                     ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      47,327               (8,918)
                                     ----------            ---------
 Net increase (decrease) in
  net assets                             75,331               (5,580)
NET ASSETS:
 Beginning of year                      232,049               20,203
                                     ----------            ---------
 End of year                           $307,380              $14,623
                                     ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 FIDELITY(R) VIP       FIDELITY(R) VIP       FIDELITY(R) VIP          FIDELITY(R) VIP
                                   FREEDOM 2015         FREEDOM 2025          FREEDOM INCOME         FUNDSMANAGER 20%
                                    PORTFOLIO             PORTFOLIO             PORTFOLIO                PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT (1)(2)          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,631                 $280                  $(12)                     $(1)
 Net realized gain (loss) on
  security transactions                  7,332                   78                    68                       12
 Net realized gain on
  distributions                          7,976                  903                    25                       63
 Net unrealized appreciation
  (depreciation) of
  investments during the year           29,471                8,969                    --                      832
                                    ----------            ---------              --------                ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            46,410               10,230                    81                      906
                                    ----------            ---------              --------                ---------
UNIT TRANSACTIONS:
 Purchases                                  --                   --                    --                       --
 Net transfers                         (15,115)               3,495                 4,106                       --
 Surrenders for benefit
  payments and fees                    (80,664)                 (17)               (4,187)                     (25)
 Other transactions                         --                   --                    --                       --
 Death benefits                             --                   --                    --                       --
 Net loan activity                          --                   --                    --                       --
 Net annuity transactions                   --                   --                    --                       --
                                    ----------            ---------              --------                ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (95,779)               3,478                   (81)                     (25)
                                    ----------            ---------              --------                ---------
 Net increase (decrease) in
  net assets                           (49,369)              13,708                    --                      881
NET ASSETS:
 Beginning of year                     483,803               78,644                    --                   21,982
                                    ----------            ---------              --------                ---------
 End of year                          $434,434              $92,352                  $ --                  $22,863
                                    ==========            =========              ========                =========

                                  FIDELITY(R) VIP         FIDELITY(R) VIP         FIDELITY(R) VIP
                                 FUNDSMANAGER 50%        FUNDSMANAGER 60%        FUNDSMANAGER 70%
                                     PORTFOLIO               PORTFOLIO               PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(232)                    $10                     $8
 Net realized gain (loss) on
  security transactions                  9,586                      11                      3
 Net realized gain on
  distributions                             76                      48                     12
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (5,438)                  1,313                    408
                                     ---------               ---------                -------
 Net increase (decrease) in
  net assets resulting from
  operations                             3,992                   1,382                    431
                                     ---------               ---------                -------
UNIT TRANSACTIONS:
 Purchases                                  --                      --                    143
 Net transfers                          28,389                      --                     --
 Surrenders for benefit
  payments and fees                    (70,217)                     --                     (9)
 Other transactions                         --                      --                     --
 Death benefits                             --                      --                     --
 Net loan activity                          --                      --                     --
 Net annuity transactions                   --                      --                     --
                                     ---------               ---------                -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (41,828)                     --                    134
                                     ---------               ---------                -------
 Net increase (decrease) in
  net assets                           (37,836)                  1,382                    565
NET ASSETS:
 Beginning of year                      66,825                  13,702                  3,691
                                     ---------               ---------                -------
 End of year                           $28,989                 $15,084                 $4,256
                                     =========               =========                =======

(1)  Funded as of January 17, 2012.

(2)  Not funded as of December 31, 2012.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                   FIDELITY(R) VIP             FRANKLIN
                                   FUNDSMANAGER 85%             INCOME
                                      PORTFOLIO            SECURITIES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(25)                  $91,719
 Net realized gain (loss) on
  security transactions                     584                   (11,511)
 Net realized gain on
  distributions                               3                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                23                   110,706
                                       --------              ------------
 Net increase (decrease) in
  net assets resulting from
  operations                                585                   190,914
                                       --------              ------------
UNIT TRANSACTIONS:
 Purchases                                  236                     3,100
 Net transfers                            8,213                   169,203
 Surrenders for benefit
  payments and fees                      (8,820)                 (122,955)
 Other transactions                          --                         1
 Death benefits                              --                        --
 Net loan activity                           --                        --
 Net annuity transactions                    --                        --
                                       --------              ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        (371)                   49,349
                                       --------              ------------
 Net increase (decrease) in
  net assets                                214                   240,263
NET ASSETS:
 Beginning of year                          530                 1,744,433
                                       --------              ------------
 End of year                               $744                $1,984,696
                                       ========              ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         HARTFORD               HARTFORD              HARTFORD
                                   HARTFORD                TOTAL                CAPITAL               DIVIDEND
                                   BALANCED             RETURN BOND           APPRECIATION           AND GROWTH
                                   HLS FUND              HLS FUND               HLS FUND              HLS FUND
                               SUB-ACCOUNT (3)          SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $16,034,886           $14,961,382               $(95,447)           $4,781,444
 Net realized gain (loss) on
  security transactions              25,560,532             7,690,839             55,538,471            41,628,982
 Net realized gain on
  distributions                              --                    --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        71,870,728            12,206,043            181,203,222            39,880,245
                               ----------------       ---------------       ----------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                        113,466,146            34,858,264            236,646,246            86,290,671
                               ----------------       ---------------       ----------------       ---------------
UNIT TRANSACTIONS:
 Purchases                            7,976,088             3,202,340              6,399,127             4,558,247
 Net transfers                      (25,396,512)           21,658,528            (70,666,610)          (29,304,242)
 Surrenders for benefit
  payments and fees                (163,595,859)         (128,071,683)          (220,119,570)         (128,325,891)
 Other transactions                      33,809                 4,862                  3,840                  (550)
 Death benefits                     (31,525,067)          (13,689,975)           (27,000,246)          (15,923,128)
 Net loan activity                           --                    (1)                   (12)                   (3)
 Net annuity transactions              (179,480)               29,309               (369,563)               91,814
                               ----------------       ---------------       ----------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (212,687,021)         (116,866,620)          (311,753,034)         (168,903,753)
                               ----------------       ---------------       ----------------       ---------------
 Net increase (decrease) in
  net assets                        (99,220,875)          (82,008,356)           (75,106,788)          (82,613,082)
NET ASSETS:
 Beginning of year                1,147,584,568           647,327,563          1,524,850,509           781,081,584
                               ----------------       ---------------       ----------------       ---------------
 End of year                     $1,048,363,693          $565,319,207         $1,449,743,721          $698,468,502
                               ================       ===============       ================       ===============


                                           HARTFORD            HARTFORD             HARTFORD
                                        GLOBAL RESEARCH       HEALTHCARE         GLOBAL GROWTH
                                           HLS FUND            HLS FUND             HLS FUND
                                          SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $(74,465)          $(409,210)           $(858,887)
 Net realized gain (loss) on
  security transactions                        383,160           2,225,204             (640,450)
 Net realized gain on
  distributions                                     --                  --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                2,542,402           4,657,369           18,141,154
                                         -------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                                 2,851,097           6,473,363           16,641,817
                                         -------------       -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                      41,475              57,904              540,526
 Net transfers                              (1,042,523)         (2,117,786)          (2,977,651)
 Surrenders for benefit
  payments and fees                         (2,755,708)         (5,165,366)         (15,907,128)
 Other transactions                                365                 169                   (8)
 Death benefits                               (564,683)         (1,019,670)          (1,702,570)
 Net loan activity                                  --                  --                   --
 Net annuity transactions                        4,003                (513)             (43,916)
                                         -------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                         (4,317,071)         (8,245,262)         (20,090,747)
                                         -------------       -------------       --------------
 Net increase (decrease) in
  net assets                                (1,465,974)         (1,771,899)          (3,448,930)
NET ASSETS:
 Beginning of year                          18,569,408          36,257,021           83,010,806
                                         -------------       -------------       --------------
 End of year                               $17,103,434         $34,485,122          $79,561,876
                                         =============       =============       ==============

(3)  Formerly Hartford Advisers HLS Fund. Change effective June 29, 2012.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                   HARTFORD
                                 DISCIPLINED            HARTFORD
                                    EQUITY               GROWTH
                                   HLS FUND             HLS FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(191,624)           $(841,267)
 Net realized gain (loss) on
  security transactions              4,558,485            2,902,955
 Net realized gain on
  distributions                             --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       10,957,595            6,613,078
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        15,324,456            8,674,766
                                --------------       --------------
UNIT TRANSACTIONS:
 Purchases                             602,923              315,250
 Net transfers                      (4,767,910)          (2,443,468)
 Surrenders for benefit
  payments and fees                (22,238,176)         (11,199,179)
 Other transactions                     (1,089)               2,090
 Death benefits                     (2,198,392)          (1,049,457)
 Net loan activity                          --                   --
 Net annuity transactions               27,003               10,581
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (28,575,641)         (14,364,183)
                                --------------       --------------
 Net increase (decrease) in
  net assets                       (13,251,185)          (5,689,417)
NET ASSETS:
 Beginning of year                 105,340,389           55,088,131
                                --------------       --------------
 End of year                       $92,089,204          $49,398,714
                                ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD                                                       HARTFORD
                                   GROWTH              HARTFORD             HARTFORD          INTERNATIONAL
                               OPPORTUNITIES          HIGH YIELD             INDEX            OPPORTUNITIES
                                  HLS FUND             HLS FUND             HLS FUND             HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(1,271,219)          $8,741,196           $1,023,154           $1,137,156
 Net realized gain (loss) on
  security transactions             4,480,997           (1,434,253)          10,282,481            5,453,230
 Net realized gain on
  distributions                            --                   --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      15,363,550            7,500,496           11,735,671           42,466,951
                               --------------       --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       18,573,328           14,807,439           23,041,306           49,057,337
                               --------------       --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                            533,309              457,743              984,212            1,454,769
 Net transfers                     (1,869,640)           7,006,483           (3,351,760)         (14,625,188)
 Surrenders for benefit
  payments and fees               (15,789,826)         (25,008,703)         (22,779,949)         (48,382,073)
 Other transactions                       (87)               1,705                3,277                 (631)
 Death benefits                    (1,471,034)          (2,772,706)          (3,170,548)          (5,509,915)
 Net loan activity                         --                   --                   --                   (3)
 Net annuity transactions               2,820               33,681             (249,958)            (167,972)
                               --------------       --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (18,594,458)         (20,281,797)         (28,564,726)         (67,231,013)
                               --------------       --------------       --------------       --------------
 Net increase (decrease) in
  net assets                          (21,130)          (5,474,358)          (5,523,420)         (18,173,676)
NET ASSETS:
 Beginning of year                 79,148,797          127,226,267          170,262,399          294,853,437
                               --------------       --------------       --------------       --------------
 End of year                      $79,127,667         $121,751,909         $164,738,979         $276,679,761
                               ==============       ==============       ==============       ==============

                                           HARTFORD
                                         SMALL/MID CAP          HARTFORD             HARTFORD
                                            EQUITY               MIDCAP            MIDCAP VALUE
                                           HLS FUND             HLS FUND             HLS FUND
                                          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(237,413)           $(807,363)           $(467,319)
 Net realized gain (loss) on
  security transactions                      2,321,787           13,919,609            1,881,620
 Net realized gain on
  distributions                              3,058,248                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               (2,048,953)          13,598,370           23,204,330
                                         -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                                 3,093,669           26,710,616           24,618,631
                                         -------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                     159,710              395,106              598,648
 Net transfers                              (2,175,403)          (8,789,269)          (3,275,448)
 Surrenders for benefit
  payments and fees                         (4,901,132)         (17,558,601)         (18,675,355)
 Other transactions                              1,493               (2,110)                 734
 Death benefits                               (392,231)          (2,684,399)          (2,362,568)
 Net loan activity                                  --                   --                   --
 Net annuity transactions                       (2,290)              68,322               37,156
                                         -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                         (7,309,853)         (28,570,951)         (23,676,833)
                                         -------------       --------------       --------------
 Net increase (decrease) in
  net assets                                (4,216,184)          (1,860,335)             941,798
NET ASSETS:
 Beginning of year                          25,323,643          156,574,979          115,420,468
                                         -------------       --------------       --------------
 End of year                               $21,107,459         $154,714,644         $116,362,266
                                         =============       ==============       ==============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                   HARTFORD                   HARTFORD
                                 MONEY MARKET              SMALL COMPANY
                                   HLS FUND                   HLS FUND
                                  SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(2,538,993)              $(1,458,735)
 Net realized gain (loss) on
  security transactions                       7                 8,527,966
 Net realized gain on
  distributions                              --                     6,402
 Net unrealized appreciation
  (depreciation) of
  investments during the year                (6)                6,985,787
                                ---------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                         (2,538,992)               14,061,420
                                ---------------            --------------
UNIT TRANSACTIONS:
 Purchases                            1,624,157                   354,654
 Net transfers                       63,562,186                (4,465,771)
 Surrenders for benefit
  payments and fees                (108,209,387)              (15,070,442)
 Other transactions                       7,861                     5,572
 Death benefits                      (6,515,473)               (1,368,015)
 Net loan activity                           (5)                       --
 Net annuity transactions              (361,784)                  (45,264)
                                ---------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (49,892,445)              (20,589,266)
                                ---------------            --------------
 Net increase (decrease) in
  net assets                        (52,431,437)               (6,527,846)
NET ASSETS:
 Beginning of year                  208,961,675               104,571,988
                                ---------------            --------------
 End of year                       $156,530,238               $98,044,142
                                ===============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                       HARTFORD
                                       HARTFORD             HARTFORD               U.S. GOVERNMENT          HARTFORD
                                   SMALLCAP GROWTH            STOCK                   SECURITIES             VALUE
                                       HLS FUND             HLS FUND                   HLS FUND             HLS FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,291,122)           $3,809,923                $2,426,616             $640,167
 Net realized gain (loss) on
  security transactions                 11,067,901            23,677,426                (1,467,938)           5,009,487
 Net realized gain on
  distributions                                 --                    --                        --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,692,900            45,399,429                 3,393,869           10,574,663
                                    --------------       ---------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            12,469,679            72,886,778                 4,352,547           16,224,317
                                    --------------       ---------------            --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                 427,754             3,287,327                   799,631              836,446
 Net transfers                          (7,158,922)          (23,748,649)                8,785,580           (5,571,491)
 Surrenders for benefit
  payments and fees                    (17,711,210)          (81,141,525)              (43,603,034)         (21,771,741)
 Other transactions                           (331)                9,778                     7,842                2,177
 Death benefits                         (1,945,028)          (12,574,149)               (5,884,889)          (2,440,661)
 Net loan activity                              --                    --                        --                   --
 Net annuity transactions                   (7,890)             (721,295)                  (25,534)              40,368
                                    --------------       ---------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (26,395,627)         (114,888,513)              (39,920,404)         (28,904,902)
                                    --------------       ---------------            --------------       --------------
 Net increase (decrease) in
  net assets                           (13,925,948)          (42,001,735)              (35,567,857)         (12,680,585)
NET ASSETS:
 Beginning of year                      87,623,172           590,668,733               218,686,357          116,313,621
                                    --------------       ---------------            --------------       --------------
 End of year                           $73,697,224          $548,666,998              $183,118,500         $103,633,036
                                    ==============       ===============            ==============       ==============


                                    HUNTINGTON VA            HUNTINGTON VA
                                       INCOME                  DIVIDEND               HUNTINGTON VA
                                     EQUITY FUND             CAPTURE FUND              GROWTH FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $130,341                 $163,015                 $(45,638)
 Net realized gain (loss) on
  security transactions                   (12,156)                   5,937                   20,170
 Net realized gain on
  distributions                                --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             515,036                  718,655                  388,919
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              633,221                  887,607                  363,451
                                    -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 28,962                   40,658                   27,924
 Net transfers                           (118,894)                (272,103)                 (72,965)
 Surrenders for benefit
  payments and fees                    (1,727,831)              (2,499,669)              (1,088,109)
 Other transactions                           107                        1                      405
 Death benefits                          (115,444)                (185,787)                 (30,904)
 Net loan activity                             --                       --                       --
 Net annuity transactions                  (2,561)                      --                       --
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,935,661)              (2,916,900)              (1,163,649)
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets                           (1,302,440)              (2,029,293)                (800,198)
NET ASSETS:
 Beginning of year                      7,482,892                9,985,394                4,085,065
                                    -------------            -------------            -------------
 End of year                           $6,180,452               $7,956,101               $3,284,867
                                    =============            =============            =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    HUNTINGTON VA           HUNTINGTON VA
                                       MID CORP                ROTATING
                                     AMERICA FUND            MARKETS FUND
                                   SUB-ACCOUNT (4)           SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(88,450)                $(3,828)
 Net realized gain (loss) on
  security transactions                   915,669                 151,780
 Net realized gain on
  distributions                           302,561                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (203,083)                (58,772)
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              926,697                  89,180
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 51,748                   1,111
 Net transfers                           (341,205)               (160,908)
 Surrenders for benefit
  payments and fees                    (1,633,280)               (440,031)
 Other transactions                           112                      --
 Death benefits                          (132,496)                (38,782)
 Net loan activity                             --                      --
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (2,055,121)               (638,610)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                           (1,128,424)               (549,430)
NET ASSETS:
 Beginning of year                      6,941,296               1,597,605
                                     ------------            ------------
 End of year                           $5,812,872              $1,048,175
                                     ============            ============

(4) Effective April 27, 2012 Huntington VA New Economy Fund merged with Huntington VA Mid Corp America Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                HUNTINGTON VA                                  HUNTINGTON VA
                                INTERNATIONAL           HUNTINGTON VA            MORTGAGE             HUNTINGTON VA
                                 EQUITY FUND           MACRO 100 FUND         SECURITIES FUND           SITUS FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $(6,531)               $(5,479)                $2,591                $(27,173)
 Net realized gain (loss)
  on security transactions            (37,711)               (22,551)                17,350                 191,380
 Net realized gain on
  distributions                            --                     --                     --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                174,543                 78,099                (11,273)                170,207
                                 ------------            -----------            -----------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                     130,301                 50,069                  8,668                 334,414
                                 ------------            -----------            -----------            ------------
UNIT TRANSACTIONS:
 Purchases                             13,888                    360                  1,400                   5,177
 Net transfers                        (95,550)                (1,237)                56,764                 (47,574)
 Surrenders for benefit
  payments and fees                  (468,150)              (239,723)              (195,000)               (572,541)
 Other transactions                       157                     (1)                    --                     113
 Death benefits                       (27,774)                  (349)                    --                  (7,850)
 Net loan activity                         --                     --                     --                      --
 Net annuity transactions                  --                     --                     --                      --
                                 ------------            -----------            -----------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (577,429)              (240,950)              (136,836)               (622,675)
                                 ------------            -----------            -----------            ------------
 Net increase (decrease)
  in net assets                      (447,128)              (190,881)              (128,168)               (288,261)
NET ASSETS:
 Beginning of year                  1,339,282                632,241                540,554               1,880,626
                                 ------------            -----------            -----------            ------------
 End of year                         $892,154               $441,360               $412,386              $1,592,365
                                 ============            ===========            ===========            ============

                                    BLACKROCK                BLACKROCK              UIF U.S.
                                     GLOBAL                  LARGE CAP             REAL ESTATE
                             OPPORTUNITIES V.I. FUND     GROWTH V.I. FUND           PORTFOLIO
                                   SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
--------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                                $(880)                  $(1,193)               $(3,809)
 Net realized gain (loss)
  on security transactions             10,705                    15,526                (71,097)
 Net realized gain on
  distributions                            --                     6,305                     --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                   (413)                     (530)               150,769
                                    ---------               -----------            -----------
 Net increase (decrease)
  in net assets resulting
  from operations                       9,412                    20,108                 75,863
                                    ---------               -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                 --                        --                  2,213
 Net transfers                        (31,655)                  (30,781)               106,777
 Surrenders for benefit
  payments and fees                    (6,209)                  (73,031)              (112,411)
 Other transactions                        --                        (1)                    --
 Death benefits                            --                        --                     --
 Net loan activity                         --                        --                     --
 Net annuity transactions                  --                        --                     --
                                    ---------               -----------            -----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions              (37,864)                 (103,813)                (3,421)
                                    ---------               -----------            -----------
 Net increase (decrease)
  in net assets                       (28,452)                  (83,705)                72,442
NET ASSETS:
 Beginning of year                     87,815                   170,015                479,918
                                    ---------               -----------            -----------
 End of year                          $59,363                   $86,310               $552,360
                                    =========               ===========            ===========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      INVESCO
                                  VAN KAMPEN V.I.          UIF MID CAP
                                     EQUITY AND              GROWTH
                                    INCOME FUND             PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $2,131                $(7,749)
 Net realized gain (loss) on
  security transactions                  (2,989)                32,498
 Net realized gain on
  distributions                              --                 74,599
 Net unrealized appreciation
  (depreciation) of
  investments during the year            41,932                (37,680)
                                     ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             41,074                 61,668
                                     ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                2,471                  2,617
 Net transfers                            1,133               (254,309)
 Surrenders for benefit
  payments and fees                     (26,431)              (227,232)
 Other transactions                          --                     (1)
 Death benefits                              --                     --
 Net loan activity                           --                     --
 Net annuity transactions                    --                     --
                                     ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (22,827)              (478,925)
                                     ----------            -----------
 Net increase (decrease) in
  net assets                             18,247               (417,257)
NET ASSETS:
 Beginning of year                      392,282                879,094
                                     ----------            -----------
 End of year                           $410,529               $461,837
                                     ==========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             COLUMBIA VARIABLE                                 COLUMBIA VARIABLE
                                  WILMINGTON MANAGED           PORTFOLIO --           COLUMBIA VARIABLE          PORTFOLIO --
                                  ALLOCATION FUND --       MARSICO INTERNATIONAL        PORTFOLIO --            MARSICO FOCUSED
                                  MODERATE GROWTH II        OPPORTUNITIES FUND        HIGH INCOME FUND           EQUITIES FUND
                                  SUB-ACCOUNT (2)(5)            SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(7,799)                 $(64,189)                $413,289                $(239,443)
 Net realized gain (loss) on
  security transactions                   (349,275)                  460,198                  181,619                1,459,225
 Net realized gain on
  distributions                                 --                        --                       --                2,269,286
 Net unrealized appreciation
  (depreciation) of
  investments during the year              390,557                 1,187,827                  471,489               (1,139,438)
                                     -------------             -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                                33,483                 1,583,836                1,066,397                2,349,630
                                     -------------             -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                     472                    85,508                    9,507                  165,973
 Net transfers                          (1,696,766)                 (154,422)                 129,484                 (351,913)
 Surrenders for benefit
  payments and fees                       (343,821)               (2,173,110)              (1,941,044)              (3,385,570)
 Other transactions                             15                      (260)                    (129)                   2,817
 Death benefits                             (7,492)                 (251,664)                (357,944)                (676,460)
 Net loan activity                              --                        --                       --                       --
 Net annuity transactions                       --                     8,717                     (821)                  13,643
                                     -------------             -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,047,592)               (2,485,231)              (2,160,947)              (4,231,510)
                                     -------------             -------------            -------------            -------------
 Net increase (decrease) in
  net assets                            (2,014,109)                 (901,395)              (1,094,550)              (1,881,880)
NET ASSETS:
 Beginning of year                       2,014,109                11,024,175                9,192,506               22,793,039
                                     -------------             -------------            -------------            -------------
 End of year                                  $ --               $10,122,780               $8,097,956              $20,911,159
                                     =============             =============            =============            =============

                                 COLUMBIA VARIABLE        COLUMBIA VARIABLE        COLUMBIA VARIABLE
                                    PORTFOLIO --            PORTFOLIO --             PORTFOLIO --
                                  ASSET ALLOCATION             MARSICO               MARSICO 21ST
                                        FUND                 GROWTH FUND             CENTURY FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $24,856                $(130,566)                $(52,545)
 Net realized gain (loss) on
  security transactions                 (222,481)               2,263,286                  224,857
 Net realized gain on
  distributions                               --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            532,554                 (300,703)                 198,327
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             334,929                1,832,017                  370,639
                                    ------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 5,554                   41,189                    5,936
 Net transfers                           115,857                 (326,731)                (288,373)
 Surrenders for benefit
  payments and fees                     (349,571)              (3,357,102)                (617,478)
 Other transactions                            6                      890                       43
 Death benefits                         (242,258)                (709,829)                (105,761)
 Net loan activity                            --                       --                       --
 Net annuity transactions                   (698)                 (78,434)                     (64)
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (471,110)              (4,430,017)              (1,005,697)
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets                            (136,181)              (2,598,000)                (635,058)
NET ASSETS:
 Beginning of year                     3,216,565               17,667,644                3,916,959
                                    ------------            -------------            -------------
 End of year                          $3,080,384              $15,069,644               $3,281,901
                                    ============            =============            =============

(2)  Not funded as of December 31, 2012.

(5) Formerly MTB Managed Allocation Fund -- Moderate Growth II. Change effective March 9, 2012.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                   COLUMBIA VARIABLE        COLUMBIA VARIABLE
                                     PORTFOLIO --             PORTFOLIO --
                                        MID CAP                 DIVIDEND
                                      GROWTH FUND           OPPORTUNITY FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT (6)
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(151,024)               $(152,327)
 Net realized gain (loss) on
  security transactions                    508,004                 (113,767)
 Net realized gain on
  distributions                            164,568                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              384,222                1,397,552
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                               905,770                1,131,458
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  83,187                   46,025
 Net transfers                             (67,899)                (238,626)
 Surrenders for benefit
  payments and fees                     (1,959,087)              (1,595,091)
 Other transactions                           (440)                    (234)
 Death benefits                           (214,713)                (217,588)
 Net loan activity                              --                       --
 Net annuity transactions                       --                     (543)
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,158,952)              (2,006,057)
                                     -------------            -------------
 Net increase (decrease) in
  net assets                            (1,253,182)                (874,599)
NET ASSETS:
 Beginning of year                       9,393,005                9,810,825
                                     -------------            -------------
 End of year                            $8,139,823               $8,936,226
                                     =============            =============

(6) Formerly Columbia Variable Portfolio -- Diversified Equity Income Fund. Change effective June 29, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   OPPENHEIMER             PUTNAM VT              PIMCO VIT            PIONEER
                                GLOBAL SECURITIES          SMALL CAP             REAL RETURN          FUND VCT
                                     FUND/VA              VALUE FUND              PORTFOLIO           PORTFOLIO
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $4,946                $(1,956)                $(3,233)           $(48,005)
 Net realized gain (loss) on
  security transactions                (19,103)               (20,368)                 76,346             (23,374)
 Net realized gain on
  distributions                             --                     --                 110,012             551,163
 Net unrealized appreciation
  (depreciation) of
  investments during the year          127,226                 66,335                 (40,835)            899,140
                                    ----------            -----------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           113,069                 44,011                 142,290           1,378,924
                                    ----------            -----------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                               3,096                  2,475                   7,621              42,043
 Net transfers                          16,990                (42,651)                465,832            (618,729)
 Surrenders for benefit
  payments and fees                    (92,871)               (77,874)               (433,325)         (3,178,437)
 Other transactions                          1                     --                     141                (269)
 Death benefits                             --                     --                      --            (810,686)
 Net loan activity                          --                     --                      --                  --
 Net annuity transactions                   --                     --                      --              52,312
                                    ----------            -----------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (72,784)              (118,050)                 40,269          (4,513,766)
                                    ----------            -----------            ------------       -------------
 Net increase (decrease) in
  net assets                            40,285                (74,039)                182,559          (3,134,842)
NET ASSETS:
 Beginning of year                     614,093                319,866               1,821,844          17,866,501
                                    ----------            -----------            ------------       -------------
 End of year                          $654,378               $245,827              $2,004,403         $14,731,659
                                    ==========            ===========            ============       =============

                                     PIONEER
                                     MID CAP            JENNISON 20/20
                                    VALUE VCT                FOCUS                 JENNISON
                                    PORTFOLIO              PORTFOLIO              PORTFOLIO
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(697)               $(4,010)               $(15,004)
 Net realized gain (loss) on
  security transactions                 (8,385)                28,840                  24,952
 Net realized gain on
  distributions                             --                 10,336                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           26,342                 (8,534)                133,380
                                    ----------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            17,260                 26,632                 143,328
                                    ----------            -----------            ------------
UNIT TRANSACTIONS:
 Purchases                               3,182                     --                      --
 Net transfers                           9,697                (24,949)                 (4,659)
 Surrenders for benefit
  payments and fees                    (60,596)               (40,340)                (28,699)
 Other transactions                          1                     (1)                     (2)
 Death benefits                             --                (34,765)                (30,870)
 Net loan activity                          --                     --                      --
 Net annuity transactions                   --                     --                    (300)
                                    ----------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (47,716)              (100,055)                (64,530)
                                    ----------            -----------            ------------
 Net increase (decrease) in
  net assets                           (30,456)               (73,423)                 78,798
NET ASSETS:
 Beginning of year                     197,248                305,073               1,006,112
                                    ----------            -----------            ------------
 End of year                          $166,792               $231,650              $1,084,910
                                    ==========            ===========            ============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                            PRUDENTIAL
                                                            SERIES SP
                                     PRUDENTIAL           INTERNATIONAL
                                        VALUE                 GROWTH
                                      PORTFOLIO             PORTFOLIO
                                     SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(5,501)              $(1,435)
 Net realized gain (loss) on
  security transactions                  (33,566)               (3,041)
 Net realized gain on
  distributions                               --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             96,266                21,452
                                     -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              57,199                16,976
                                     -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                    --                    --
 Net transfers                                --                (7,351)
 Surrenders for benefit
  payments and fees                      (88,874)              (16,791)
 Other transactions                           (1)                   --
 Death benefits                         (135,853)              (10,021)
 Net loan activity                            --                    --
 Net annuity transactions                     --                    --
                                     -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (224,728)              (34,163)
                                     -----------            ----------
 Net increase (decrease) in
  net assets                            (167,529)              (17,187)
NET ASSETS:
 Beginning of year                       610,304               102,187
                                     -----------            ----------
 End of year                            $442,775               $85,000
                                     ===========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                          VICTORY
                                                                                                         VARIABLE
                                    ROYCE                 LEGG MASON            WESTERN ASSET            INSURANCE
                                  SMALL-CAP              CLEARBRIDGE                MONEY               DIVERSIFIED
                                  PORTFOLIO           APPRECIATION FUND          MARKET FUND            STOCK FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (2)          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(12,903)                  $628                   $(763)               $(2,419)
 Net realized gain (loss)
  on security transactions             26,453                    934                      --                 (7,157)
 Net realized gain on
  distributions                        25,889                    506                      --                     --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                 80,453                 19,478                      --                 88,234
                                 ------------             ----------             -----------            -----------
 Net increase (decrease)
  in net assets resulting
  from operations                     119,892                 21,546                    (763)                78,658
                                 ------------             ----------             -----------            -----------
UNIT TRANSACTIONS:
 Purchases                              4,874                     --                      --                    110
 Net transfers                         20,418                     --                      --                 (3,586)
 Surrenders for benefit
  payments and fees                  (415,170)                   (24)               (163,293)              (101,959)
 Other transactions                        --                     (1)                     --                     (5)
 Death benefits                            --                     --                 (24,926)               (37,484)
 Net loan activity                         --                     --                      --                     --
 Net annuity transactions                  --                     --                      --                   (254)
                                 ------------             ----------             -----------            -----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (389,878)                   (25)               (188,219)              (143,178)
                                 ------------             ----------             -----------            -----------
 Net increase (decrease)
  in net assets                      (269,986)                21,521                (188,982)               (64,520)
NET ASSETS:
 Beginning of year                  1,231,677                150,373                 188,982                584,927
                                 ------------             ----------             -----------            -----------
 End of year                         $961,691               $171,894                    $ --               $520,407
                                 ============             ==========             ===========            ===========


                                                          INVESCO                WELLS FARGO
                                  INVESCO             VAN KAMPEN V.I.           ADVANTAGE VT
                              VAN KAMPEN V.I.             AMERICAN               INDEX ASSET
                               COMSTOCK FUND           FRANCHISE FUND          ALLOCATION FUND
                                SUB-ACCOUNT        SUB-ACCOUNT (7)(8)(9)         SUB-ACCOUNT
--------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                               $407                 $(26,616)                  $(425)
 Net realized gain (loss)
  on security transactions           (1,320)                  73,450                   8,611
 Net realized gain on
  distributions                          --                       --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               23,993                  109,487                   3,347
                                 ----------             ------------             -----------
 Net increase (decrease)
  in net assets resulting
  from operations                    23,080                  156,321                  11,533
                                 ----------             ------------             -----------
UNIT TRANSACTIONS:
 Purchases                            1,331                    5,557                      --
 Net transfers                       10,175                  197,821                  (1,502)
 Surrenders for benefit
  payments and fees                 (17,286)                (248,366)               (244,161)
 Other transactions                      --                        1                      --
 Death benefits                          --                  (26,213)                     --
 Net loan activity                       --                       --                      --
 Net annuity transactions                --                     (992)                     --
                                 ----------             ------------             -----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (5,780)                 (72,192)               (245,663)
                                 ----------             ------------             -----------
 Net increase (decrease)
  in net assets                      17,300                   84,129                (234,130)
NET ASSETS:
 Beginning of year                  133,585                1,513,810                 244,183
                                 ----------             ------------             -----------
 End of year                       $150,885               $1,597,939                 $10,053
                                 ==========             ============             ===========

(2)  Not funded as of December 31, 2012.

(7)  Funded as of April 27, 2012.

(8) Formerly Invesco Van Kampen V.I. Capital Growth Fund. Change effective April 30, 2012.

(9) Effective April 27, 2012 Invesco V.I. Capital Appreciation Fund merged with Invesco Van Kampen V.I. Capital Growth Fund.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              WELLS FARGO          WELLS FARGO
                                             ADVANTAGE VT         ADVANTAGE VT
                                             TOTAL RETURN           INTRINSIC
                                               BOND FUND           VALUE FUND
                                              SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(167)               $(233)
 Net realized gain (loss) on security
  transactions                                     2,058                  702
 Net realized gain on distributions                  537                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          (624)               6,261
                                               ---------            ---------
 Net increase (decrease) in net assets
  resulting from operations                        1,804                6,730
                                               ---------            ---------
UNIT TRANSACTIONS:
 Purchases                                            --                   --
 Net transfers                                       981               (1,895)
 Surrenders for benefit payments and
  fees                                           (25,279)                  (3)
 Other transactions                                    2                   --
 Death benefits                                       --                   --
 Net loan activity                                    --                   --
 Net annuity transactions                             --                   --
                                               ---------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions               (24,296)              (1,898)
                                               ---------            ---------
 Net increase (decrease) in net assets           (22,492)               4,832
NET ASSETS:
 Beginning of year                                53,069               39,719
                                               ---------            ---------
 End of year                                     $30,577              $44,551
                                               =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                             WELLS FARGO           WELLS FARGO            WELLS FARGO
                                            ADVANTAGE VT           ADVANTAGE VT          ADVANTAGE VT            WELLS FARGO
                                            INTERNATIONAL           SMALL CAP              SMALL CAP            ADVANTAGE VT
                                             EQUITY FUND           GROWTH FUND            VALUE FUND          OPPORTUNITY FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $9,128              $(50,700)              $(34,371)              $(40,333)
 Net realized gain (loss) on security
  transactions                                    (87,285)              247,663                514,250                154,965
 Net realized gain on distributions               551,764               170,070                     --                  1,656
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        488,873              (103,438)               381,382                526,736
                                            -------------          ------------          -------------          -------------
 Net increase (decrease) in net assets
  resulting from operations                       962,480               263,595                861,261                643,024
                                            -------------          ------------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                                         10,656                27,727                 17,237                 25,202
 Net transfers                                     44,979               (59,290)              (616,221)              (216,508)
 Surrenders for benefit payments and
  fees                                         (1,536,828)             (534,183)            (1,800,671)              (718,857)
 Other transactions                                 1,181                   317                     78                    489
 Death benefits                                  (184,042)             (163,852)              (105,799)              (144,146)
 Net loan activity                                     --                    --                     --                     --
 Net annuity transactions                          18,936               (18,133)                (1,144)                25,579
                                            -------------          ------------          -------------          -------------
 Net increase (decrease) in net assets
  resulting from unit transactions             (1,645,118)             (747,414)            (2,506,520)            (1,028,241)
                                            -------------          ------------          -------------          -------------
 Net increase (decrease) in net assets           (682,638)             (483,819)            (1,645,259)              (385,217)
NET ASSETS:
 Beginning of year                              8,816,486             3,640,595              7,725,988              4,891,044
                                            -------------          ------------          -------------          -------------
 End of year                                   $8,133,848            $3,156,776             $6,080,729             $4,505,827
                                            =============          ============          =============          =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                  AMERICAN CENTURY(R) VP       ALLIANCEBERNSTEIN VPS
                                          CAPITAL                  INTERNATIONAL
                                     APPRECIATION FUND            VALUE PORTFOLIO
                                        SUB-ACCOUNT                 SUB-ACCOUNT
--------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $(58,384)                   $16,304
 Net realized gain (loss) on
  security transactions                      350,487                   (102,716)
 Net realized gain on
  distributions                                   --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               (662,313)                   (53,073)
                                       -------------                -----------
 Net increase (decrease) in
  net assets resulting from
  operations                                (370,210)                  (139,485)
                                       -------------                -----------
UNIT TRANSACTIONS:
 Purchases                                    51,757                     16,103
 Net transfers                              (218,650)                  (119,980)
 Surrenders for benefit
  payments and fees                         (543,185)                   (76,654)
 Other transactions                            1,203                         (4)
 Death benefits                                   --                         --
 Net loan activity                                --                         --
 Net annuity transactions                       (469)                        --
                                       -------------                -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                         (709,344)                  (180,535)
                                       -------------                -----------
 Net increase (decrease) in
  net assets                              (1,079,554)                  (320,020)
NET ASSETS:
 Beginning of year                         5,040,013                    847,741
                                       -------------                -----------
 End of year                              $3,960,459                   $527,721
                                       =============                ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    INVESCO V.I.            INVESCO V.I.            INVESCO V.I.        ALLIANCEBERNSTEIN VPS
                                      CAPITAL                   CORE                    HIGH                  GROWTH AND
                                 APPRECIATION FUND          EQUITY FUND              YIELD FUND            INCOME PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(21,657)               $(16,976)               $104,439                  $(5,444)
 Net realized gain (loss) on
  security transactions                  (56,378)                 76,933                (162,552)                (205,183)
 Net realized gain on
  distributions                               --                      --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (68,981)                (92,480)                 36,820                  282,039
                                    ------------            ------------            ------------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (147,016)                (32,523)                (21,293)                  71,412
                                    ------------            ------------            ------------             ------------
UNIT TRANSACTIONS:
 Purchases                                 5,260                   1,610                      60                      520
 Net transfers                            (7,639)                (19,414)                289,807                  168,165
 Surrenders for benefit
  payments and fees                     (369,497)               (536,681)               (332,094)                (351,714)
 Other transactions                           52                     (16)                     46                      (18)
 Death benefits                          (26,731)               (109,271)                (78,141)                 (27,456)
 Net loan activity                            --                      --                      --                       --
 Net annuity transactions                  4,202                  15,295                    (379)                  (6,373)
                                    ------------            ------------            ------------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (394,353)               (648,477)               (120,701)                (216,876)
                                    ------------            ------------            ------------             ------------
 Net increase (decrease) in
  net assets                            (541,369)               (681,000)               (141,994)                (145,464)
NET ASSETS:
 Beginning of year                     2,055,179               4,477,161               2,051,264                1,877,135
                                    ------------            ------------            ------------             ------------
 End of year                          $1,513,810              $3,796,161              $1,909,270               $1,731,671
                                    ============            ============            ============             ============

                                ALLIANCEBERNSTEIN VPS                                 STERLING
                                     INTERMEDIATE           AMERICAN FUNDS        CAPITAL STRATEGIC
                                    BOND PORTFOLIO           GROWTH FUND        ALLOCATION EQUITY VIF
                                     SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (A)
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $91,448                $(2,683)                $(21,550)
 Net realized gain (loss) on
  security transactions                    13,558                 14,885                 (365,227)
 Net realized gain on
  distributions                            10,760                     --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              25,419                (29,756)                 106,283
                                     ------------             ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              141,185                (17,554)                (280,494)
                                     ------------             ----------            -------------
UNIT TRANSACTIONS:
 Purchases                                 15,421                  8,518                   27,286
 Net transfers                             84,089                (22,867)                (197,587)
 Surrenders for benefit
  payments and fees                      (435,032)               (58,413)                (804,767)
 Other transactions                             1                     71                      (14)
 Death benefits                           (24,895)                    --                  (17,074)
 Net loan activity                             --                     --                       --
 Net annuity transactions                  (2,508)                    --                       --
                                     ------------             ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (362,924)               (72,691)                (992,156)
                                     ------------             ----------            -------------
 Net increase (decrease) in
  net assets                             (221,739)               (90,245)              (1,272,650)
NET ASSETS:
 Beginning of year                      3,119,767                431,336                4,114,243
                                     ------------             ----------            -------------
 End of year                           $2,898,028               $341,091               $2,841,593
                                     ============             ==========            =============

(a)  Formerly BB&T Capital Manager Equity VIF. Change effective February 1,
     2011.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       STERLING                 STERLING
                                    CAPITAL SELECT           CAPITAL SPECIAL
                                      EQUITY VIF            OPPORTUNITIES VIF
                                    SUB-ACCOUNT (B)          SUB-ACCOUNT (C)
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(67,481)               $(157,427)
 Net realized gain (loss) on
  security transactions                 (2,434,530)                 551,515
 Net realized gain on
  distributions                                 --                  384,067
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,502,385               (1,332,714)
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (999,626)                (554,559)
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 226,529                   21,020
 Net transfers                          (1,584,032)              (1,172,044)
 Surrenders for benefit
  payments and fees                     (3,123,775)              (1,252,680)
 Other transactions                           (126)                     (30)
 Death benefits                           (307,424)                      --
 Net loan activity                              --                       --
 Net annuity transactions                   (3,973)                      --
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (4,792,801)              (2,403,734)
                                     -------------            -------------
 Net increase (decrease) in
  net assets                            (5,792,427)              (2,958,293)
NET ASSETS:
 Beginning of year                      22,764,911               12,436,613
                                     -------------            -------------
 End of year                           $16,972,484               $9,478,320
                                     =============            =============

(b) Formerly BB&T Select Equity VIF. Change effective February 1, 2011.

(c) Formerly BB&T Special Opportunities Equity VIF. Change effective February 1, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                              COLUMBIA VARIABLE         WELLS FARGO
                                     STERLING                                   PORTFOLIO --           ADVANTAGE VT
                                   CAPITAL TOTAL         CALVERT VP SRI         SMALL COMPANY              OMEGA
                                  RETURN BOND VIF      BALANCED PORTFOLIO        GROWTH FUND            GROWTH FUND
                                  SUB-ACCOUNT (D)         SUB-ACCOUNT          SUB-ACCOUNT (E)          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $77,625                  $279              $(120,968)              $(66,302)
 Net realized gain (loss) on
  security transactions                   32,063                13,245                (35,453)               204,823
 Net realized gain on
  distributions                          139,881                    --                     --                 38,266
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (94,314)               39,416               (257,501)              (442,028)
                                   -------------          ------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             155,255                52,940               (413,922)              (265,241)
                                   -------------          ------------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                                24,192                11,241                 24,166                  5,427
 Net transfers                           908,198              (100,465)            (1,167,449)               391,468
 Surrenders for benefit
  payments and fees                   (1,020,390)             (189,184)            (1,359,998)            (1,151,731)
 Other transactions                          411                    (3)                   191                      2
 Death benefits                         (158,111)                   --               (174,196)               (80,326)
 Net loan activity                            --                    --                     --                     --
 Net annuity transactions                131,583                (8,014)                 3,349                 (5,255)
                                   -------------          ------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (114,117)             (286,425)            (2,673,937)              (840,415)
                                   -------------          ------------          -------------          -------------
 Net increase (decrease) in
  net assets                              41,138              (233,485)            (3,087,859)            (1,105,656)
NET ASSETS:
 Beginning of year                     3,932,955             1,748,304              9,021,250              4,806,186
                                   -------------          ------------          -------------          -------------
 End of year                          $3,974,093            $1,514,819             $5,933,391             $3,700,530
                                   =============          ============          =============          =============


                                 FIDELITY(R) VIP     FIDELITY(R) VIP      FIDELITY(R) VIP
                                  ASSET MANAGER          GROWTH             CONTRAFUND
                                    PORTFOLIO           PORTFOLIO            PORTFOLIO
                                   SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $12,084            $(70,756)            $(38,850)
 Net realized gain (loss) on
  security transactions                 (39,308)            327,528              648,785
 Net realized gain on
  distributions                          10,132              27,301                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (69,975)           (335,461)          (1,063,042)
                                   ------------       -------------        -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (87,067)            (51,388)            (453,107)
                                   ------------       -------------        -------------
UNIT TRANSACTIONS:
 Purchases                               37,030              89,808              163,667
 Net transfers                         (231,783)           (320,215)            (771,750)
 Surrenders for benefit
  payments and fees                    (455,486)         (1,324,707)          (2,029,849)
 Other transactions                       1,256                 711                  192
 Death benefits                              --                  --                   --
 Net loan activity                           --                  --                   --
 Net annuity transactions                    --                (363)                 (36)
                                   ------------       -------------        -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (648,983)         (1,554,766)          (2,637,776)
                                   ------------       -------------        -------------
 Net increase (decrease) in
  net assets                           (736,050)         (1,606,154)          (3,090,883)
NET ASSETS:
 Beginning of year                    2,675,013           8,454,240           14,472,520
                                   ------------       -------------        -------------
 End of year                         $1,938,963          $6,848,086          $11,381,637
                                   ============       =============        =============

(d) Formerly BB&T Total Return Bond VIF. Change effective February 1, 2011.

(e)  Formerly Columbia Small Company Growth Fund VS. Change effective May 2,
     2011

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                FIDELITY(R) VIP         FIDELITY(R) VIP
                                   OVERSEAS               FREEDOM 2020
                                   PORTFOLIO               PORTFOLIO
                                  SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(609)                $2,201
 Net realized gain (loss) on
  security transactions               (228,241)                  (205)
 Net realized gain on
  distributions                          5,074                    891
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (245,142)                (8,353)
                                 -------------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                          (468,918)                (5,466)
                                 -------------             ----------
UNIT TRANSACTIONS:
 Purchases                              34,277                  2,002
 Net transfers                        (246,536)                57,562
 Surrenders for benefit
  payments and fees                   (466,903)                (1,972)
 Other transactions                        201                     --
 Death benefits                             --                     --
 Net loan activity                          --                     --
 Net annuity transactions                   --                     --
                                 -------------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (678,961)                57,592
                                 -------------             ----------
 Net increase (decrease) in
  net assets                        (1,147,879)                52,126
NET ASSETS:
 Beginning of year                   2,972,544                179,923
                                 -------------             ----------
 End of year                        $1,824,665               $232,049
                                 =============             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 FIDELITY(R) VIP      FIDELITY(R) VIP       FIDELITY(R) VIP      FIDELITY(R) VIP
                                  FREEDOM 2030          FREEDOM 2015         FREEDOM 2025         FREEDOM INCOME
                                    PORTFOLIO            PORTFOLIO             PORTFOLIO            PORTFOLIO
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT (F)
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(55)               $2,244                 $662                  $(3)
 Net realized gain (loss) on
  security transactions                 1,305                 1,523                    5                  (98)
 Net realized gain on
  distributions                            61                 2,512                  255                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (2,784)              (14,411)              (6,334)                 105
                                    ---------            ----------            ---------             --------
 Net increase (decrease) in
  net assets resulting from
  operations                           (1,473)               (8,132)              (5,412)                   4
                                    ---------            ----------            ---------             --------
UNIT TRANSACTIONS:
 Purchases                              6,919                 2,002                2,002                  231
 Net transfers                        (23,785)              (43,586)              77,523               (3,062)
 Surrenders for benefit
  payments and fees                    (5,809)               (2,012)              (1,883)                (286)
 Other transactions                        --                    --                   --                   --
 Death benefits                            --                    --                   --                   --
 Net loan activity                         --                    --                   --                   --
 Net annuity transactions                  --                    --                   --                   --
                                    ---------            ----------            ---------             --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (22,675)              (43,596)              77,642               (3,117)
                                    ---------            ----------            ---------             --------
 Net increase (decrease) in
  net assets                          (24,148)              (51,728)              72,230               (3,113)
NET ASSETS:
 Beginning of year                     44,351               535,531                6,414                3,113
                                    ---------            ----------            ---------             --------
 End of year                          $20,203              $483,803              $78,644                 $ --
                                    =========            ==========            =========             ========

                                   FIDELITY(R) VIP          FIDELITY(R) VIP          FIDELITY(R) VIP
                                  FUNDSMANAGER 20%         FUNDSMANAGER 50%         FUNDSMANAGER 60%
                                      PORTFOLIO                PORTFOLIO                PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $150                     $289                      $12
 Net realized gain (loss) on
  security transactions                      (2)                       9                        2
 Net realized gain on
  distributions                              41                      148                       30
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (299)                  (1,749)                    (526)
                                      ---------                ---------                ---------
 Net increase (decrease) in
  net assets resulting from
  operations                               (110)                  (1,303)                    (482)
                                      ---------                ---------                ---------
UNIT TRANSACTIONS:
 Purchases                                   --                       --                       --
 Net transfers                           13,441                       --                       --
 Surrenders for benefit
  payments and fees                          (5)                      (9)                      (1)
 Other transactions                          --                       --                       --
 Death benefits                              --                       --                       --
 Net loan activity                           --                       --                       --
 Net annuity transactions                    --                       --                       --
                                      ---------                ---------                ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      13,436                       (9)                      (1)
                                      ---------                ---------                ---------
 Net increase (decrease) in
  net assets                             13,326                   (1,312)                    (483)
NET ASSETS:
 Beginning of year                        8,656                   68,137                   14,185
                                      ---------                ---------                ---------
 End of year                            $21,982                  $66,825                  $13,702
                                      =========                =========                =========

(f)  Not funded as of December 31, 2011.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   FIDELITY(R) VIP         FIDELITY(R) VIP
                                   FUNDSMANAGER 70%       FUNDSMANAGER 85%
                                      PORTFOLIO               PORTFOLIO
                                   SUB-ACCOUNT (G)           SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(492)                   $(1)
 Net realized gain (loss) on
  security transactions                  2,581                     --
 Net realized gain on
  distributions                             10                      1
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (12)                   (38)
                                       -------                  -----
 Net increase (decrease) in
  net assets resulting from
  operations                             2,087                    (38)
                                       -------                  -----
UNIT TRANSACTIONS:
 Purchases                                  --                     --
 Net transfers                           1,622                     --
 Surrenders for benefit
  payments and fees                        (18)                    --
 Other transactions                         --                     --
 Death benefits                             --                     --
 Net loan activity                          --                     --
 Net annuity transactions                   --                     --
                                       -------                  -----
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      1,604                     --
                                       -------                  -----
 Net increase (decrease) in
  net assets                             3,691                    (38)
NET ASSETS:
 Beginning of year                          --                    568
                                       -------                  -----
 End of year                            $3,691                   $530
                                       =======                  =====

(g)  Funded as of January 31, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                              HARTFORD               HARTFORD
                                   FRANKLIN             HARTFORD                TOTAL                CAPITAL
                                    INCOME              ADVISERS             RETURN BOND           APPRECIATION
                               SECURITIES FUND          HLS FUND              HLS FUND               HLS FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $91,336             $2,409,277           $(9,019,870)          $(12,995,697)
 Net realized gain (loss)
  on security transactions              6,966              8,943,870            (4,146,921)            20,851,475
 Net realized gain on
  distributions                            --                     --                    --                     --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                (75,969)            (4,382,848)           49,964,009           (241,317,478)
                                 ------------       ----------------       ---------------       ----------------
 Net increase (decrease)
  in net assets resulting
  from operations                      22,333              6,970,299            36,797,218           (233,461,700)
                                 ------------       ----------------       ---------------       ----------------
UNIT TRANSACTIONS:
 Purchases                             19,581              6,270,447             4,340,199              8,407,740
 Net transfers                        (11,077)           (39,776,705)            3,953,773            (91,258,627)
 Surrenders for benefit
  payments and fees                  (314,690)          (186,563,790)         (153,671,391)          (286,963,779)
 Other transactions                        57                 78,114                15,272                 68,784
 Death benefits                            --            (35,785,879)          (15,462,761)           (29,477,304)
 Net loan activity                         --                     --                    --                     --
 Net annuity transactions                  --              1,111,888               287,625               (281,986)
                                 ------------       ----------------       ---------------       ----------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (306,129)          (254,665,925)         (160,537,283)          (399,505,172)
                                 ------------       ----------------       ---------------       ----------------
 Net increase (decrease)
  in net assets                      (283,796)          (247,695,626)         (123,740,065)          (632,966,872)
NET ASSETS:
 Beginning of year                  2,028,229          1,395,280,194           771,067,628          2,157,817,381
                                 ------------       ----------------       ---------------       ----------------
 End of year                       $1,744,433         $1,147,584,568          $647,327,563         $1,524,850,509
                                 ============       ================       ===============       ================

                               HARTFORD
                               DIVIDEND                  HARTFORD                  HARTFORD
                              AND GROWTH              GLOBAL RESEARCH             HEALTHCARE
                               HLS FUND                  HLS FUND                  HLS FUND
                              SUB-ACCOUNT               SUB-ACCOUNT            SUB-ACCOUNT (H)
--------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                         $3,375,928                $(330,409)                $(575,860)
 Net realized gain (loss)
  on security transactions       19,608,661                  325,814                 1,035,771
 Net realized gain on
  distributions                          --                       --                        --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                          (22,711,631)              (2,284,395)                2,660,207
                            ---------------            -------------            --------------
 Net increase (decrease)
  in net assets resulting
  from operations                   272,958               (2,288,990)                3,120,118
                            ---------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                        5,490,022                  100,325                   132,324
 Net transfers                  (23,693,543)                (263,694)               (2,141,649)
 Surrenders for benefit
  payments and fees            (148,697,010)              (4,526,638)               (8,094,387)
 Other transactions                  40,515                    2,058                       203
 Death benefits                 (17,019,658)                (259,301)                 (521,744)
 Net loan activity                       --                       --                        --
 Net annuity transactions           200,790                   12,564                    83,092
                            ---------------            -------------            --------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions       (183,678,884)              (4,934,686)              (10,542,161)
                            ---------------            -------------            --------------
 Net increase (decrease)
  in net assets                (183,405,926)              (7,223,676)               (7,422,043)
NET ASSETS:
 Beginning of year              964,487,510               25,793,084                43,679,064
                            ---------------            -------------            --------------
 End of year                   $781,081,584              $18,569,408               $36,257,021
                            ===============            =============            ==============

(h) Formerly Hartford Global Health HLS Fund. Change effective August 5, 2011.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                        HARTFORD
                                   HARTFORD           DISCIPLINED
                                GLOBAL GROWTH            EQUITY
                                   HLS FUND             HLS FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(1,553,195)           $(656,963)
 Net realized gain (loss) on
  security transactions             (2,550,778)           1,575,625
 Net realized gain on
  distributions                             --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (11,211,503)            (668,939)
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (15,315,476)             249,723
                                --------------       --------------
UNIT TRANSACTIONS:
 Purchases                           1,006,220              884,269
 Net transfers                      (4,321,689)          (5,502,444)
 Surrenders for benefit
  payments and fees                (18,339,028)         (21,730,242)
 Other transactions                      2,448                  761
 Death benefits                     (1,647,065)          (2,700,709)
 Net loan activity                          --                   --
 Net annuity transactions              (27,708)             187,446
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (23,326,822)         (28,860,919)
                                --------------       --------------
 Net increase (decrease) in
  net assets                       (38,642,298)         (28,611,196)
NET ASSETS:
 Beginning of year                 121,653,104          133,951,585
                                --------------       --------------
 End of year                       $83,010,806         $105,340,389
                                ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                       HARTFORD
                                  HARTFORD              GROWTH              HARTFORD             HARTFORD
                                   GROWTH           OPPORTUNITIES          HIGH YIELD             INDEX
                                  HLS FUND             HLS FUND             HLS FUND             HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(1,015,439)         $(1,534,398)          $9,826,375             $506,637
 Net realized gain (loss) on
  security transactions             2,124,670               60,155            4,587,534            8,523,829
 Net realized gain on
  distributions                            --                   --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (7,292,255)          (7,624,077)          (9,692,218)          (7,700,405)
                               --------------       --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (6,183,024)          (9,098,320)           4,721,691            1,330,061
                               --------------       --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                            480,578              949,194              966,898            1,105,178
 Net transfers                     (2,879,335)          (3,391,967)          (2,335,278)          (7,068,641)
 Surrenders for benefit
  payments and fees               (16,983,187)         (19,389,905)         (30,718,020)         (26,157,129)
 Other transactions                     3,042               (1,683)               3,654               55,247
 Death benefits                    (1,616,373)          (1,328,118)          (3,130,320)          (3,818,214)
 Net loan activity                         --                   --                   --                   --
 Net annuity transactions              43,871               53,319              (73,188)            (128,733)
                               --------------       --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (20,951,404)         (23,109,160)         (35,286,254)         (36,012,292)
                               --------------       --------------       --------------       --------------
 Net increase (decrease) in
  net assets                      (27,134,428)         (32,207,480)         (30,564,563)         (34,682,231)
NET ASSETS:
 Beginning of year                 82,222,559          111,356,277          157,790,830          204,944,630
                               --------------       --------------       --------------       --------------
 End of year                      $55,088,131          $79,148,797         $127,226,267         $170,262,399
                               ==============       ==============       ==============       ==============

                                       HARTFORD                  HARTFORD
                                     INTERNATIONAL             SMALL/MID CAP          HARTFORD
                                     OPPORTUNITIES                EQUITY               MIDCAP
                                       HLS FUND                  HLS FUND             HLS FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(5,152,840)               $(468,643)         $(1,145,121)
 Net realized gain (loss) on
  security transactions                   3,607,019                1,395,557           10,963,507
 Net realized gain on
  distributions                                  --                2,199,971                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (54,425,032)              (4,136,770)         (25,677,752)
                                    ---------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (55,970,853)              (1,009,885)         (15,859,366)
                                    ---------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                2,049,516                  214,939              614,018
 Net transfers                          (11,138,057)              (1,294,173)          (9,932,657)
 Surrenders for benefit
  payments and fees                     (59,738,671)              (6,639,571)         (20,542,940)
 Other transactions                          20,664                    2,132                7,370
 Death benefits                          (7,541,100)                (195,344)          (4,268,587)
 Net loan activity                               --                       --                   --
 Net annuity transactions                    89,902                   15,198              121,949
                                    ---------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (76,257,746)              (7,896,819)         (34,000,847)
                                    ---------------            -------------       --------------
 Net increase (decrease) in
  net assets                           (132,228,599)              (8,906,704)         (49,860,213)
NET ASSETS:
 Beginning of year                      427,082,036               34,230,347          206,435,192
                                    ---------------            -------------       --------------
 End of year                           $294,853,437              $25,323,643         $156,574,979
                                    ===============            =============       ==============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   HARTFORD             HARTFORD
                                 MIDCAP VALUE         MONEY MARKET
                                   HLS FUND             HLS FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(2,126,259)          $(3,324,387)
 Net realized gain (loss) on
  security transactions               (937,469)                   --
 Net realized gain on
  distributions                             --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (10,508,262)                   --
                                --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (13,571,990)           (3,324,387)
                                --------------       ---------------
UNIT TRANSACTIONS:
 Purchases                             754,046             2,870,453
 Net transfers                      (4,787,949)          114,768,589
 Surrenders for benefit
  payments and fees                (29,158,905)         (150,771,024)
 Other transactions                        801                 4,388
 Death benefits                     (3,022,782)           (8,815,026)
 Net loan activity                          --                    (2)
 Net annuity transactions               14,542                18,909
                                --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (36,200,247)          (41,923,713)
                                --------------       ---------------
 Net increase (decrease) in
  net assets                       (49,772,237)          (45,248,100)
NET ASSETS:
 Beginning of year                 165,192,705           254,209,775
                                --------------       ---------------
 End of year                      $115,420,468          $208,961,675
                                ==============       ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                                 HARTFORD
                                       HARTFORD                  HARTFORD             HARTFORD               U.S. GOVERNMENT
                                    SMALL COMPANY            SMALLCAP GROWTH            STOCK                   SECURITIES
                                       HLS FUND                  HLS FUND             HLS FUND                   HLS FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,750,713)              $(1,575,782)            $(427,846)               $2,532,145
 Net realized gain (loss) on
  security transactions                  6,615,508                 6,534,922            19,411,298                (2,855,270)
 Net realized gain on
  distributions                                 --                        --                    --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (9,183,976)               (3,824,413)          (33,853,612)                7,938,795
                                    --------------            --------------       ---------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (4,319,181)                1,134,727           (14,870,160)                7,615,670
                                    --------------            --------------       ---------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 516,594                   576,446             3,130,716                 1,156,414
 Net transfers                          (4,784,385)               (5,121,862)          (26,733,115)               (2,782,522)
 Surrenders for benefit
  payments and fees                    (20,033,725)              (19,290,308)          (90,196,035)              (48,568,641)
 Other transactions                         (2,181)                    1,433                37,594                     5,250
 Death benefits                         (2,211,202)               (1,651,476)          (10,931,157)               (5,415,779)
 Net loan activity                              --                        --                    --                       (29)
 Net annuity transactions                   77,004                      (400)             (761,430)                   67,075
                                    --------------            --------------       ---------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (26,437,895)              (25,486,167)         (125,453,427)              (55,538,232)
                                    --------------            --------------       ---------------            --------------
 Net increase (decrease) in
  net assets                           (30,757,076)              (24,351,440)         (140,323,587)              (47,922,562)
NET ASSETS:
 Beginning of year                     135,329,064               111,974,612           730,992,320               266,608,919
                                    --------------            --------------       ---------------            --------------
 End of year                          $104,571,988               $87,623,172          $590,668,733              $218,686,357
                                    ==============            ==============       ===============            ==============


                                  HARTFORD               HUNTINGTON VA            HUNTINGTON VA
                                   VALUE                    INCOME                  DIVIDEND
                                  HLS FUND                EQUITY FUND             CAPTURE FUND
                                SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $2,436                  $82,155                 $193,327
 Net realized gain (loss) on
  security transactions             2,839,055                 (277,410)                (273,049)
 Net realized gain on
  distributions                            --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (7,277,533)                 697,046                  721,571
                               --------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (4,436,042)                 501,791                  641,849
                               --------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                            489,924                   66,556                   94,784
 Net transfers                     (9,759,572)                (219,744)                 390,878
 Surrenders for benefit
  payments and fees               (26,371,739)              (2,134,937)              (2,902,402)
 Other transactions                      (582)                       3                      (48)
 Death benefits                    (2,658,319)                (183,404)                (239,714)
 Net loan activity                         --                       --                       --
 Net annuity transactions              62,119                   (1,836)                      --
                               --------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (38,238,169)              (2,473,362)              (2,656,502)
                               --------------            -------------            -------------
 Net increase (decrease) in
  net assets                      (42,674,211)              (1,971,571)              (2,014,653)
NET ASSETS:
 Beginning of year                158,987,832                9,454,463               12,000,047
                               --------------            -------------            -------------
 End of year                     $116,313,621               $7,482,892               $9,985,394
                               ==============            =============            =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                              HUNTINGTON VA
                                     HUNTINGTON VA              MID CORP
                                      GROWTH FUND             AMERICA FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(67,846)                $(74,696)
 Net realized gain (loss) on
  security transactions                    (68,641)                 723,139
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (65,910)                (842,458)
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (202,397)                (194,015)
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  52,335                   58,581
 Net transfers                            (291,801)                (336,345)
 Surrenders for benefit
  payments and fees                     (1,315,690)              (1,580,825)
 Other transactions                         (1,479)                       3
 Death benefits                            (48,432)                 (64,520)
 Net loan activity                              --                       --
 Net annuity transactions                       --                       --
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,605,067)              (1,923,106)
                                     -------------            -------------
 Net increase (decrease) in
  net assets                            (1,807,464)              (2,117,121)
NET ASSETS:
 Beginning of year                       5,892,529                7,357,477
                                     -------------            -------------
 End of year                            $4,085,065               $5,240,356
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   HUNTINGTON VA           HUNTINGTON VA           HUNTINGTON VA
                                        NEW                   ROTATING             INTERNATIONAL           HUNTINGTON VA
                                    ECONOMY FUND            MARKETS FUND            EQUITY FUND           MACRO 100 FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(35,088)               $(24,084)                $(9,605)               $(9,016)
 Net realized gain (loss) on
  security transactions                   40,521                 108,136                 (24,086)               (44,458)
 Net realized gain on
  distributions                               --                      --                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (297,668)                 17,786                (173,867)                30,587
                                    ------------            ------------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (292,235)                101,838                (207,558)               (22,887)
                                    ------------            ------------            ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                24,234                     809                  22,956                  1,686
 Net transfers                          (110,223)                  4,144                 (30,472)               (88,956)
 Surrenders for benefit
  payments and fees                     (565,743)               (515,873)               (506,762)              (174,310)
 Other transactions                           (2)                     (2)                     (5)                     2
 Death benefits                          (51,913)                (24,104)                (55,338)                (9,118)
 Net loan activity                            --                      --                      --                     --
 Net annuity transactions                     --                      --                      --                     --
                                    ------------            ------------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (703,647)               (535,026)               (569,621)              (270,696)
                                    ------------            ------------            ------------            -----------
 Net increase (decrease) in
  net assets                            (995,882)               (433,188)               (777,179)              (293,583)
NET ASSETS:
 Beginning of year                     2,696,822               2,030,793               2,116,461                925,824
                                    ------------            ------------            ------------            -----------
 End of year                          $1,700,940              $1,597,605              $1,339,282               $632,241
                                    ============            ============            ============            ===========

                                   HUNTINGTON VA                                      BLACKROCK
                                     MORTGAGE             HUNTINGTON VA                 GLOBAL
                                  SECURITIES FUND           SITUS FUND         OPPORTUNITIES V.I. FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(587)               $(34,582)                   $(717)
 Net realized gain (loss) on
  security transactions                  17,843                 147,557                     (749)
 Net realized gain on
  distributions                              --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             8,888                (139,760)                 (14,311)
                                    -----------            ------------               ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             26,144                 (26,785)                 (15,777)
                                    -----------            ------------               ----------
UNIT TRANSACTIONS:
 Purchases                                  428                  17,357                       --
 Net transfers                         (177,291)                (93,670)                   5,749
 Surrenders for benefit
  payments and fees                    (253,987)               (483,580)                 (14,067)
 Other transactions                           2                     (15)                     (82)
 Death benefits                         (39,151)                (53,475)                      --
 Net loan activity                           --                      --                       --
 Net annuity transactions                    --                      --                       --
                                    -----------            ------------               ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (469,999)               (613,383)                  (8,400)
                                    -----------            ------------               ----------
 Net increase (decrease) in
  net assets                           (443,855)               (640,168)                 (24,177)
NET ASSETS:
 Beginning of year                      984,409               2,520,794                  111,992
                                    -----------            ------------               ----------
 End of year                           $540,554              $1,880,626                  $87,815
                                    ===========            ============               ==========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     BLACKROCK              UIF U.S.
                                     LARGE CAP             REAL ESTATE
                                  GROWTH V.I. FUND          PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(828)               $(4,101)
 Net realized gain (loss) on
  security transactions                   1,316                 22,347
 Net realized gain on
  distributions                             400                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             1,610                  6,580
                                     ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                              2,498                 24,826
                                     ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                   --                  4,321
 Net transfers                           64,134                (21,167)
 Surrenders for benefit
  payments and fees                     (10,089)              (131,874)
 Other transactions                        (100)                    --
 Death benefits                         (12,120)                    --
 Net loan activity                           --                     --
 Net annuity transactions                    --                     --
                                     ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      41,825               (148,720)
                                     ----------            -----------
 Net increase (decrease) in
  net assets                             44,323               (123,894)
NET ASSETS:
 Beginning of year                      125,692                603,812
                                     ----------            -----------
 End of year                           $170,015               $479,918
                                     ==========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   INVESCO                             MTB MANAGED          COLUMBIA VARIABLE
                               VAN KAMPEN V.I.     UIF MID CAP          ALLOCATION            PORTFOLIO --
                                  EQUITY AND          GROWTH         FUND -- MODERATE     MARSICO INTERNATIONAL
                                 INCOME FUND        PORTFOLIO           GROWTH II          OPPORTUNITIES FUND
                                 SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT (I)
----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $2,050          $(10,142)               $2,186              $(108,974)
 Net realized gain (loss) on
  security transactions                 687           (15,046)              (96,257)               375,673
 Net realized gain on
  distributions                          --               435                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (11,977)          (72,542)              (68,727)            (2,783,059)
                                   --------          --------          ------------           ------------
 Net increase (decrease) in
  net assets resulting from
  operations                         (9,240)          (97,295)             (162,798)            (2,516,360)
                                   --------          --------          ------------           ------------
UNIT TRANSACTIONS:
 Purchases                            6,375             6,831                31,260                 35,888
 Net transfers                       14,766           137,624               (57,419)              (249,485)
 Surrenders for benefit
  payments and fees                 (24,237)          (69,219)             (378,811)            (2,971,014)
 Other transactions                      --               (10)                  (14)                  (342)
 Death benefits                          --                --              (151,733)              (212,540)
 Net loan activity                       --                --                    --                     --
 Net annuity transactions                --                --                    --                    608
                                   --------          --------          ------------           ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (3,096)           75,226              (556,717)            (3,396,885)
                                   --------          --------          ------------           ------------
 Net increase (decrease) in
  net assets                        (12,336)          (22,069)             (719,515)            (5,913,245)
NET ASSETS:
 Beginning of year                  404,618           901,163             2,733,624             16,937,420
                                   --------          --------          ------------           ------------
 End of year                       $392,282          $879,094            $2,014,109            $11,024,175
                                   ========          ========          ============           ============

                                                      COLUMBIA VARIABLE       COLUMBIA VARIABLE
                                COLUMBIA VARIABLE        PORTFOLIO --            PORTFOLIO --
                                   PORTFOLIO --        MARSICO FOCUSED         ASSET ALLOCATION
                                 HIGH INCOME FUND       EQUITIES FUND                FUND
                                 SUB-ACCOUNT (J)       SUB-ACCOUNT (K)         SUB-ACCOUNT (L)
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $562,439             $(259,854)              $40,649
 Net realized gain (loss) on
  security transactions                  55,203             1,868,176              (160,503)
 Net realized gain on
  distributions                              --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (113,052)           (2,545,053)               54,040
                                   ------------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            504,590              (936,731)              (65,814)
                                   ------------          ------------          ------------
UNIT TRANSACTIONS:
 Purchases                                4,217               359,499                   924
 Net transfers                         (224,420)           (1,190,650)              110,831
 Surrenders for benefit
  payments and fees                  (2,329,609)           (5,228,921)             (781,676)
 Other transactions                         174                   554                    (7)
 Death benefits                        (294,660)             (762,739)              (53,770)
 Net loan activity                           --                    --                    --
 Net annuity transactions                (1,062)              (24,547)                 (929)
                                   ------------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (2,845,360)           (6,846,804)             (724,627)
                                   ------------          ------------          ------------
 Net increase (decrease) in
  net assets                         (2,340,770)           (7,783,535)             (790,441)
NET ASSETS:
 Beginning of year                   11,533,276            30,576,574             4,007,006
                                   ------------          ------------          ------------
 End of year                         $9,192,506           $22,793,039            $3,216,565
                                   ============          ============          ============

(i) Formerly Columbia Marsico International Opportunities Fund VS. Change effective May 2, 2011.

(j)  Formerly Columbia High Yield Fund VS. Change effective May 2, 2011.

(k) Formerly Columbia Marsico Focused Equities Fund VS. Change effective May 2, 2011.

(l)  Formerly Columbia Asset Allocation Fund VS. Change effective May 2, 2011.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   COLUMBIA VARIABLE        COLUMBIA VARIABLE
                                     PORTFOLIO --             PORTFOLIO --
                                        MARSICO               MARSICO 21ST
                                      GROWTH FUND             CENTURY FUND
                                    SUB-ACCOUNT (M)          SUB-ACCOUNT (N)
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(231,880)                $(70,346)
 Net realized gain (loss) on
  security transactions                  1,900,603                  307,959
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (2,388,065)                (867,029)
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (719,342)                (629,416)
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  79,078                   15,006
 Net transfers                            (841,472)                 (54,370)
 Surrenders for benefit
  payments and fees                     (3,313,718)                (899,679)
 Other transactions                            795                      (12)
 Death benefits                           (544,738)                 (35,052)
 Net loan activity                              --                       --
 Net annuity transactions                   32,855                      179
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (4,587,200)                (973,928)
                                     -------------            -------------
 Net increase (decrease) in
  net assets                            (5,306,542)              (1,603,344)
NET ASSETS:
 Beginning of year                      22,974,186                5,520,303
                                     -------------            -------------
 End of year                           $17,667,644               $3,916,959
                                     =============            =============

(m) Formerly Columbia Marsico Growth Fund VS. Change effective May 2, 2011.

(n) Formerly Columbia Marsico 21st Century Fund VS. Change effective May 2,
    2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  COLUMBIA VARIABLE        COLUMBIA VARIABLE
                                    PORTFOLIO --             PORTFOLIO --             OPPENHEIMER            PUTNAM VT
                                       MID CAP            DIVERSIFIED EQUITY       GLOBAL SECURITIES         SMALL CAP
                                     GROWTH FUND              INCOME FUND               FUND/VA              VALUE FUND
                                   SUB-ACCOUNT (O)        SUB-ACCOUNT (P)(Q)          SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(192,382)                 $48,963                $(1,293)              $(2,670)
 Net realized gain (loss) on
  security transactions                   637,958               (4,810,660)                28,068                   311
 Net realized gain on
  distributions                                --                       --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (992,672)               3,818,893                (98,882)              (23,343)
                                    -------------            -------------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (547,096)                (942,804)               (72,107)              (25,702)
                                    -------------            -------------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                 21,849                   48,192                 20,920                 5,908
 Net transfers                         (1,205,021)                (302,520)               (48,268)               30,385
 Surrenders for benefit
  payments and fees                    (2,408,026)              (2,493,218)              (123,697)              (62,612)
 Other transactions                           433                     (675)                   (74)                   --
 Death benefits                          (170,585)                (152,195)                    --                    --
 Net loan activity                             --                       --                     --                    --
 Net annuity transactions                      --                    5,352                     --                    --
                                    -------------            -------------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (3,761,350)              (2,895,064)              (151,119)              (26,319)
                                    -------------            -------------            -----------            ----------
 Net increase (decrease) in
  net assets                           (4,308,446)              (3,837,868)              (223,226)              (52,021)
NET ASSETS:
 Beginning of year                     13,701,451               13,648,693                837,319               371,887
                                    -------------            -------------            -----------            ----------
 End of year                           $9,393,005               $9,810,825               $614,093              $319,866
                                    =============            =============            ===========            ==========

                                                                                 PIONEER
                                     PIMCO VIT            PIONEER                MID CAP
                                    REAL RETURN          FUND VCT               VALUE VCT
                                     PORTFOLIO           PORTFOLIO              PORTFOLIO
                                    SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $16,336            $(71,539)              $(1,755)
 Net realized gain (loss) on
  security transactions                    1,291             214,233                23,133
 Net realized gain on
  distributions                           57,432           1,137,526                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            111,107          (2,424,167)              (40,957)
                                    ------------       -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             186,166          (1,143,947)              (19,579)
                                    ------------       -------------            ----------
UNIT TRANSACTIONS:
 Purchases                                35,816             114,831                 6,829
 Net transfers                           177,523            (746,764)              (17,029)
 Surrenders for benefit
  payments and fees                     (417,101)         (3,413,434)              (66,228)
 Other transactions                          247                  62                  (132)
 Death benefits                               --            (411,451)                   --
 Net loan activity                            --                  --                    --
 Net annuity transactions                     --                (390)                   --
                                    ------------       -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (203,515)         (4,457,146)              (76,560)
                                    ------------       -------------            ----------
 Net increase (decrease) in
  net assets                             (17,349)         (5,601,093)              (96,139)
NET ASSETS:
 Beginning of year                     1,839,193          23,467,594               293,387
                                    ------------       -------------            ----------
 End of year                          $1,821,844         $17,866,501              $197,248
                                    ============       =============            ==========

(o) Formerly Columbia Marsico Midcap Growth Fund VS. Change effective May 2,
    2011.

(p) Funded as of April 29, 2011.

(q) Effective April 29, 2011 Columbia Large Cap Value VS Fund merged with Columbia Variable Portfolio -- Diversified Equity Income Fund.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                   JENNISON 20/20
                                        FOCUS                 JENNISON
                                      PORTFOLIO              PORTFOLIO
                                     SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(5,153)               $(15,640)
 Net realized gain (loss) on
  security transactions                   25,513                   2,854
 Net realized gain on
  distributions                               --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (36,210)                 (1,311)
                                     -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (15,850)                (14,097)
                                     -----------            ------------
UNIT TRANSACTIONS:
 Purchases                                    --                      --
 Net transfers                           (86,288)                (62,691)
 Surrenders for benefit
  payments and fees                      (22,652)                (54,319)
 Other transactions                            1                     (30)
 Death benefits                               --                 (28,270)
 Net loan activity                            --                      --
 Net annuity transactions                     --                  (1,083)
                                     -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (108,939)               (146,393)
                                     -----------            ------------
 Net increase (decrease) in
  net assets                            (124,789)               (160,490)
NET ASSETS:
 Beginning of year                       429,862               1,166,602
                                     -----------            ------------
 End of year                            $305,073              $1,006,112
                                     ===========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           PRUDENTIAL
                                                           SERIES SP
                                    PRUDENTIAL           INTERNATIONAL              ROYCE                 LEGG MASON
                                       VALUE                 GROWTH               SMALL-CAP              CLEARBRIDGE
                                     PORTFOLIO             PORTFOLIO              PORTFOLIO           APPRECIATION FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(7,357)              $(1,369)               $(12,939)                  $457
 Net realized gain (loss) on
  security transactions                  (4,431)                1,210                  20,482                     17
 Net realized gain on
  distributions                              --                    --                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (35,994)              (19,921)                (70,270)                 1,195
                                    -----------            ----------            ------------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (47,782)              (20,080)                (62,727)                 1,669
                                    -----------            ----------            ------------             ----------
UNIT TRANSACTIONS:
 Purchases                                   --                    --                  22,796                     --
 Net transfers                            2,032                26,150                   6,462                     --
 Surrenders for benefit
  payments and fees                     (30,103)               (1,600)               (199,490)                   (25)
 Other transactions                          (1)                  193                      --                     --
 Death benefits                         (30,491)              (44,101)                     --                     --
 Net loan activity                           --                    --                      --                     --
 Net annuity transactions                    --                    --                      --                     --
                                    -----------            ----------            ------------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (58,563)              (19,358)               (170,232)                   (25)
                                    -----------            ----------            ------------             ----------
 Net increase (decrease) in
  net assets                           (106,345)              (39,438)               (232,959)                 1,644
NET ASSETS:
 Beginning of year                      716,649               141,625               1,464,636                148,729
                                    -----------            ----------            ------------             ----------
 End of year                           $610,304              $102,187              $1,231,677               $150,373
                                    ===========            ==========            ============             ==========

                                                            VICTORY
                                                           VARIABLE
                                  WESTERN ASSET            INSURANCE              INVESCO
                                      MONEY               DIVERSIFIED         VAN KAMPEN V.I.
                                   MARKET FUND            STOCK FUND           COMSTOCK FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,855)               $(4,980)                 $120
 Net realized gain (loss) on
  security transactions                     --                 20,212                 3,414
 Net realized gain on
  distributions                             --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               --                (63,151)               (8,426)
                                    ----------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (1,855)               (47,919)               (4,892)
                                    ----------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                  --                  3,016                 2,229
 Net transfers                              --                (67,314)              (20,843)
 Surrenders for benefit
  payments and fees                       (125)              (128,974)               (3,817)
 Other transactions                          1                     --                    (8)
 Death benefits                             --                (37,165)                   --
 Net loan activity                          --                     --                    --
 Net annuity transactions                   --                   (262)                   --
                                    ----------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (124)              (230,699)              (22,439)
                                    ----------            -----------            ----------
 Net increase (decrease) in
  net assets                            (1,979)              (278,618)              (27,331)
NET ASSETS:
 Beginning of year                     190,961                863,545               160,916
                                    ----------            -----------            ----------
 End of year                          $188,982               $584,927              $133,585
                                    ==========            ===========            ==========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    WELLS FARGO           WELLS FARGO
                                    ADVANTAGE VT         ADVANTAGE VT
                                    INDEX ASSET          TOTAL RETURN
                                  ALLOCATION FUND          BOND FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $3,455                 $728
 Net realized gain (loss) on
  security transactions                      55                1,913
 Net realized gain on
  distributions                              --                3,183
 Net unrealized appreciation
  (depreciation) of
  investments during the year             7,449                 (650)
                                     ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             10,959                5,174
                                     ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                   --                   --
 Net transfers                             (138)             (24,584)
 Surrenders for benefit
  payments and fees                          (6)             (16,111)
 Other transactions                          --                    8
 Death benefits                              --                   --
 Net loan activity                           --                   --
 Net annuity transactions                    --                   --
                                     ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        (144)             (40,687)
                                     ----------            ---------
 Net increase (decrease) in
  net assets                             10,815              (35,513)
NET ASSETS:
 Beginning of year                      233,368               88,582
                                     ----------            ---------
 End of year                           $244,183              $53,069
                                     ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   WELLS FARGO             WELLS FARGO              WELLS FARGO
                                   ADVANTAGE VT           ADVANTAGE VT             ADVANTAGE VT
                                    INTRINSIC             INTERNATIONAL              SMALL CAP
                                    VALUE FUND             EQUITY FUND              GROWTH FUND
                                   SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,092)                $(97,004)                $(63,393)
 Net realized gain (loss) on
  security transactions                  7,808                  188,140                  245,604
 Net realized gain on
  distributions                             --                  476,524                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (7,120)              (2,064,669)                (455,210)
                                    ----------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (404)              (1,497,009)                (272,999)
                                    ----------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  --                   89,963                      153
 Net transfers                         (47,865)                (247,179)                (313,903)
 Surrenders for benefit
  payments and fees                    (14,962)              (1,863,404)                (664,479)
 Other transactions                         --                      222                    2,818
 Death benefits                             --                 (253,434)                (186,195)
 Net loan activity                          --                       --                       --
 Net annuity transactions                   --                  (38,951)                 (34,095)
                                    ----------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (62,827)              (2,312,783)              (1,195,701)
                                    ----------            -------------            -------------
 Net increase (decrease) in
  net assets                           (63,231)              (3,809,792)              (1,468,700)
NET ASSETS:
 Beginning of year                     102,950               12,626,278                5,109,295
                                    ----------            -------------            -------------
 End of year                           $39,719               $8,816,486               $3,640,595
                                    ==========            =============            =============

                                     WELLS FARGO
                                    ADVANTAGE VT              WELLS FARGO
                                      SMALL CAP              ADVANTAGE VT
                                     VALUE FUND            OPPORTUNITY FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT (R)(S)
-----------------------------  ------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(74,011)                $(20,210)
 Net realized gain (loss) on
  security transactions                   505,640                 (405,801)
 Net realized gain on
  distributions                                --                1,385,213
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (1,301,172)              (1,334,321)
                                    -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (869,543)                (375,119)
                                    -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 59,303                   51,959
 Net transfers                           (443,068)                (407,406)
 Surrenders for benefit
  payments and fees                    (2,540,518)              (1,050,860)
 Other transactions                         1,167                      306
 Death benefits                          (168,391)                (179,558)
 Net loan activity                             --                       --
 Net annuity transactions                  (1,151)                  (7,117)
                                    -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (3,092,658)              (1,592,676)
                                    -------------            -------------
 Net increase (decrease) in
  net assets                           (3,962,201)              (1,967,795)
NET ASSETS:
 Beginning of year                     11,688,189                6,858,839
                                    -------------            -------------
 End of year                           $7,725,988               $4,891,044
                                    =============            =============

(r)  Funded as of January 4, 2011.

(s) Effective August 29, 2011 Wells Fargo Advantage VT Core Equity Fund merged with Wells Fargo Advantage VT Opportunity Fund.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Two (the "Account") is a separate investment account established by Hartford Life Insurance Company (the "Sponsor Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

    The Account is comprised of the following Sub-Accounts: the American Century(R) VP Capital Appreciation Fund, AllianceBernstein VPS International Value Portfolio, Invesco V.I. Core Equity Fund, Invesco V.I. High Yield Fund, AllianceBernstein VPS Growth and Income Portfolio, AllianceBernstein VPS Intermediate Bond Portfolio, American Funds Growth Fund, Sterling Capital Strategic Allocation Equity VIF, Sterling Capital Select Equity VIF, Sterling Capital Special Opportunities VIF, Sterling Capital Total Return Bond VIF, Calvert VP SRI Balanced Portfolio, Columbia Variable Portfolio -- Small Company Growth Fund, Wells Fargo Advantage VT Omega Growth Fund, Fidelity(R) VIP Asset Manager Portfolio, Fidelity(R) VIP Growth Portfolio, Fidelity(R) VIP Contrafund Portfolio, Fidelity(R) VIP Overseas Portfolio, Fidelity(R) VIP Freedom 2020 Portfolio, Fidelity(R) VIP Freedom 2030 Portfolio, Fidelity(R) VIP Freedom 2015 Portfolio, Fidelity(R) VIP Freedom 2025 Portfolio, Fidelity(R) VIP Freedom Income Portfolio*, Fidelity(R) VIP FundsManager 20% Portfolio, Fidelity(R) VIP FundsManager 50% Portfolio, Fidelity(R) VIP FundsManager 60% Portfolio, Fidelity(R) VIP FundsManager 70% Portfolio, Fidelity(R) VIP FundsManager 85% Portfolio, Franklin Income Securities Fund, Hartford Balanced HLS Fund (formerly Hartford Advisers HLS
    Fund), Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Research HLS Fund, Hartford Healthcare HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Small/Mid Cap Equity HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Huntington VA Income Equity Fund, Huntington VA Dividend Capture Fund, Huntington VA Growth Fund, Huntington VA Mid Corp America Fund (merged with Huntington VA New Economy Fund), Huntington VA Rotating Markets Fund, Huntington VA International Equity Fund, Huntington VA Macro 100 Fund, Huntington VA Mortgage Securities Fund, Huntington VA Situs Fund, BlackRock Global Opportunities V.I. Fund, BlackRock Large Cap Growth V.I. Fund, UIF U.S. Real Estate Portfolio, Invesco Van Kampen V.I. Equity and Income Fund, UIF Mid Cap Growth Portfolio, Wilmington Managed Allocation Fund - Moderate Growth II (formerly MTB Managed Allocation Fund -- Moderate Growth II)*, Columbia Variable Portfolio -- Marsico International Opportunities Fund, Columbia Variable Portfolio -- High Income Fund, Columbia Variable Portfolio -- Marsico Focused Equities Fund, Columbia Variable Portfolio -- Asset Allocation Fund, Columbia Variable Portfolio -- Marsico Growth Fund, Columbia Variable Portfolio -- Marsico 21st Century Fund, Columbia Variable Portfolio -- Mid Cap Growth Fund, Columbia Variable Portfolio -- Dividend Opportunity Fund (formerly Columbia Variable Portfolio -- Diversified Equity Income Fund), Oppenheimer Global Securities Fund/VA, Putnam VT Small Cap Value Fund, PIMCO VIT Real Return Portfolio, Pioneer Fund VCT Portfolio, Pioneer Mid Cap Value VCT Portfolio, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, Prudential Series SP International Growth Portfolio, Royce Small-Cap Portfolio, Legg Mason ClearBridge Appreciation Fund, Western Asset Money Market Fund*, Victory Variable Insurance Diversified Stock Fund, Invesco Van Kampen V.I. Comstock Fund, Invesco Van Kampen V.I. American Franchise Fund (formerly Invesco Van Kampen V.I. Capital Appreciation Fund) (merged with Invesco Van Kampen V.I. Capital Growth Fund), Wells Fargo Advantage VT Index Asset Allocation Fund, Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Intrinsic Value Fund, Wells Fargo Advantage VT International Equity Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Small Cap Value Fund, and Wells Fargo Advantage VT Opportunity Fund.

       * These funds were not funded as of December 31, 2012, and as a result, are not presented in the statements of assets and liabilities.

    The Sub-Accounts are invested in mutual funds (the "Funds") of the same name.

    Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company's other assets and liabilities and are

-------------------------------------------------------------------------------

    not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP):

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate contained within the financial statements are the fair value measurements.

       e) MORTALITY RISK -- The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company.

       f) FAIR VALUE MEASUREMENTS -- The Sub-Accounts' investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the December 31, 2012 closing net asset value as determined by the appropriate Fund manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open-ended management investment companies ("mutual funds").

       Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2012, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the year ended December 31, 2012.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

       g) ACCOUNTING FOR UNCERTAIN TAX POSITIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2012. The 2007 through 2012 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Each Sub-account is charged certain fees, according to contract terms, as follows:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.50% of the Sub-Account's average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

       b) TAX EXPENSE CHARGES -- If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract's average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Accounts average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ADMINISTRATIVE CHARGES -- The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.15% of the Sub-Account's average daily net assets for these services. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

       d) ANNUAL MAINTENANCE AND CONTRACT FEES -- An annual maintenance fee up to a maximum of $30 may be charged. An annual contract fee up to a maximum of $100 may be charged. These charges are deducted through a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       e) RIDER CHARGES -- The Sponsor Company will charge an expense for various rider charges, which are either included in the mortality and expense risk charges in the accompanying statements of operations or the surrenders for benefit payments and fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Note 6, Financial Highlights.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2012 were as follows:

                                                     PURCHASES       PROCEEDS
SUB-ACCOUNT                                           AT COST       FROM SALES
--------------------------------------------------------------------------------
American Century(R) VP Capital Appreciation Fund        $985,898      $1,412,835
AllianceBernstein VPS International Value                 12,868         206,975
 Portfolio
Invesco V.I. Core Equity Fund                            600,100       1,088,553
Invesco V.I. High Yield Fund                           1,609,584       1,021,725
AllianceBernstein VPS Growth and Income                  222,418         524,198
 Portfolio
AllianceBernstein VPS Intermediate Bond                  486,408         624,492
 Portfolio
American Funds Growth Fund                               152,230         290,563
Sterling Capital Strategic Allocation Equity VIF          69,507         833,719
Sterling Capital Select Equity VIF                       368,859       5,558,981
Sterling Capital Special Opportunities VIF               900,595       3,567,857
Sterling Capital Total Return Bond VIF                   506,606       1,403,369
Calvert VP SRI Balanced Portfolio                         38,468         250,537
Columbia Variable Portfolio -- Small Company             510,196       2,138,805
 Growth Fund
Wells Fargo Advantage VT Omega Growth Fund               580,156       1,061,040
Fidelity(R) VIP Asset Manager Portfolio                   92,903         326,758
Fidelity(R) VIP Growth Portfolio                         368,559       1,470,195
Fidelity(R) VIP Contrafund Portfolio                     761,985       3,015,872
Fidelity(R) VIP Overseas Portfolio                       102,133         426,561

-------------------------------------------------------------------------------

                                                     PURCHASES       PROCEEDS
SUB-ACCOUNT                                           AT COST       FROM SALES
--------------------------------------------------------------------------------
Fidelity(R) VIP Freedom 2020 Portfolio                   $74,775         $22,266
Fidelity(R) VIP Freedom 2030 Portfolio                    31,117          40,037
Fidelity(R) VIP Freedom 2015 Portfolio                    21,187         107,359
Fidelity(R) VIP Freedom 2025 Portfolio                    12,633           7,972
Fidelity(R) VIP Freedom Income Portfolio                   4,131           4,199
Fidelity(R) VIP FundsManager 20% Portfolio                   343             306
Fidelity(R) VIP FundsManager 50% Portfolio                28,784          70,767
Fidelity(R) VIP FundsManager 60% Portfolio                   240             182
Fidelity(R) VIP FundsManager 70% Portfolio                   210              56
Fidelity(R) VIP FundsManager 85% Portfolio                 8,452           8,844
Franklin Income Securities Fund                          334,684         193,617
Hartford Balanced HLS Fund*                           45,180,747     241,832,926
Hartford Total Return Bond HLS Fund                   63,458,885     165,364,063
Hartford Capital Appreciation HLS Fund                50,479,547     362,327,994
Hartford Dividend and Growth HLS Fund                 32,235,628     196,358,048
Hartford Global Research HLS Fund                      1,715,432       6,106,966
Hartford Healthcare HLS Fund                             646,816       9,301,282
Hartford Global Growth HLS Fund                        5,306,260      26,255,902
Hartford Disciplined Equity HLS Fund                   7,009,936      35,777,194
Hartford Growth HLS Fund                               3,339,605      18,545,075
Hartford Growth Opportunities HLS Fund                 8,334,018      28,199,705
Hartford High Yield HLS Fund                          29,152,928      40,693,511
Hartford Index HLS Fund                                7,754,621      35,296,205
Hartford International Opportunities HLS Fund         15,418,564      81,512,581
Hartford Small/Mid Cap Equity HLS Fund                 6,310,663      10,799,687
Hartford MidCap HLS Fund                               1,314,775      30,693,107
Hartford MidCap Value HLS Fund                         7,866,167      32,010,324
Hartford Money Market HLS Fund                        91,424,830     143,856,472
Hartford Small Company HLS Fund                        5,439,606      27,481,198
Hartford SmallCap Growth HLS Fund                      7,234,521      34,921,263
Hartford Stock HLS Fund                               17,078,401     128,156,944
Hartford U.S. Government Securities HLS Fund          28,109,850      65,603,621
Hartford Value HLS Fund                                6,456,047      34,720,785
Huntington VA Income Equity Fund                         622,017       2,427,337
Huntington VA Dividend Capture Fund                      828,792       3,582,678
Huntington VA Growth Fund                                147,119       1,356,403
Huntington VA Mid Corp America Fund*                   2,380,772       4,221,784
Huntington VA Rotating Markets Fund                       40,213         682,654
Huntington VA International Equity Fund                  111,822         695,780
Huntington VA Macro 100 Fund                               6,831         253,260
Huntington VA Mortgage Securities Fund                    80,602         214,846
Huntington VA Situs Fund                                  45,231         695,080
BlackRock Global Opportunities V.I. Fund                  13,253          51,997
BlackRock Large Cap Growth V.I. Fund                       7,525         106,225
UIF U.S. Real Estate Portfolio                           318,394         325,624
Invesco Van Kampen V.I. Equity and Income Fund           181,706         202,402
UIF Mid Cap Growth Portfolio                              81,428         493,503
Wilmington Managed Allocation Fund -- Moderate
 Growth II*                                               87,023       2,142,414
Columbia Variable Portfolio -- Marsico
 International Opportunities Fund                        566,966       3,116,385
Columbia Variable Portfolio -- High Income Fund        1,171,984       2,919,645
Columbia Variable Portfolio -- Marsico Focused
 Equities Fund                                         3,738,887       5,940,547

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     PURCHASES       PROCEEDS
SUB-ACCOUNT                                           AT COST       FROM SALES
--------------------------------------------------------------------------------
Columbia Variable Portfolio -- Asset Allocation
 Fund                                                   $360,986        $807,256
Columbia Variable Portfolio -- Marsico Growth
 Fund                                                  1,405,293       5,965,877
Columbia Variable Portfolio -- Marsico 21st
 Century Fund                                             67,340       1,125,585
Columbia Variable Portfolio -- Mid Cap Growth
 Fund                                                  1,207,619       3,353,030
Columbia Variable Portfolio -- Dividend
 Opportunity Fund*                                       368,036       2,526,524
Oppenheimer Global Securities Fund/VA                     51,284         119,123
Putnam VT Small Cap Value Fund                             3,649         123,654
PIMCO VIT Real Return Portfolio                          776,100         629,050
Pioneer Fund VCT Portfolio                               895,722       4,906,506
Pioneer Mid Cap Value VCT Portfolio                       14,786          63,199
Jennison 20/20 Focus Portfolio                            10,336         104,064
Jennison Portfolio                                         3,662          83,197
Prudential Value Portfolio                                 2,991         233,219
Prudential Series SP International Growth
 Portfolio                                                 2,345          37,942
Royce Small-Cap Portfolio                                141,465         518,357
Legg Mason ClearBridge Appreciation Fund                   2,787           1,681
Western Asset Money Market Fund*                              52         189,033
Victory Variable Insurance Diversified Stock
 Fund                                                     23,124         168,721
Invesco Van Kampen V.I. Comstock Fund                     14,339          19,711
Invesco Van Kampen V.I. American Franchise Fund*       2,849,060       2,947,868
Wells Fargo Advantage VT Index Asset Allocation
 Fund                                                        366         246,454
Wells Fargo Advantage VT Total Return Bond Fund            3,699          27,624
Wells Fargo Advantage VT Intrinsic Value Fund                598           2,729
Wells Fargo Advantage VT International Equity
 Fund                                                  1,499,534       2,583,761
Wells Fargo Advantage VT Small Cap Growth Fund           469,429       1,097,475
Wells Fargo Advantage VT Small Cap Value Fund            424,985       2,965,879
Wells Fargo Advantage VT Opportunity Fund                133,443       1,200,289

*   See Note 1 for additional information related to this Sub-Account.

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2012 were as follows:

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
American Century(R) VP Capital         304,195       591,863       (287,668)
 Appreciation Fund
AllianceBernstein VPS                    1,464        31,770        (30,306)
 International Value Portfolio
Invesco V.I. Core Equity Fund          312,620       952,017       (639,397)
Invesco V.I. High Yield Fund           684,182       726,852        (42,670)
AllianceBernstein VPS Growth and       174,692       413,626       (238,934)
 Income Portfolio
AllianceBernstein VPS                   23,592        46,911        (23,319)
 Intermediate Bond Portfolio
American Funds Growth Fund              13,840        26,748        (12,908)
Sterling Capital Strategic              45,466       771,180       (725,714)
 Allocation Equity VIF
Sterling Capital Select Equity         171,206     3,863,188     (3,691,982)
 VIF
Sterling Capital Special               249,597     1,785,293     (1,535,696)
 Opportunities VIF
Sterling Capital Total Return          230,309     1,004,760       (774,451)
 Bond VIF
Calvert VP SRI Balanced                  6,241        68,790        (62,549)
 Portfolio
Columbia Variable Portfolio --         406,220     1,614,680     (1,208,460)
 Small Company Growth Fund
Wells Fargo Advantage VT Omega         337,153       995,959       (658,806)
 Growth Fund

-------------------------------------------------------------------------------

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
Fidelity(R) VIP Asset Manager
 Portfolio                              16,308       126,865       (110,557)
Fidelity(R) VIP Growth Portfolio       133,415       606,990       (473,575)
Fidelity(R) VIP Contrafund
 Portfolio                             104,888       767,686       (662,798)
Fidelity(R) VIP Overseas
 Portfolio                              20,889       234,670       (213,781)
Fidelity(R) VIP Freedom 2020
 Portfolio                               3,780         1,113          2,667
Fidelity(R) VIP Freedom 2030
 Portfolio                               1,657         2,091           (434)
Fidelity(R) VIP Freedom 2015
 Portfolio                                 350         6,282         (5,932)
Fidelity(R) VIP Freedom 2025
 Portfolio                                 560           390            170
Fidelity(R) VIP Freedom Income
 Portfolio                                 321           321             --
Fidelity(R) VIP FundsManager 20%
 Portfolio                                  --             2             (2)
Fidelity(R) VIP FundsManager 50%
 Portfolio                               1,877         4,706         (2,829)
Fidelity(R) VIP FundsManager 70%
 Portfolio                                  10             1              9
Fidelity(R) VIP FundsManager 85%
 Portfolio                                 508           500              8
Franklin Income Securities Fund         16,989        13,727          3,262
Hartford Balanced HLS Fund*          9,815,842    84,109,744    (74,293,902)
Hartford Total Return Bond HLS
 Fund                               16,877,186    67,396,069    (50,518,883)
Hartford Capital Appreciation
 HLS Fund                            8,587,274    79,407,567    (70,820,293)
Hartford Dividend and Growth HLS
 Fund                                9,122,502    79,952,315    (70,829,813)
Hartford Global Research HLS
 Fund                                  160,443       603,548       (443,105)
Hartford Healthcare HLS Fund           201,922     3,436,679     (3,234,757)
Hartford Global Growth HLS Fund      3,378,116    17,902,911    (14,524,795)
Hartford Disciplined Equity HLS
 Fund                                4,073,263    26,532,943    (22,459,680)
Hartford Growth HLS Fund             2,531,125    13,120,432    (10,589,307)
Hartford Growth Opportunities
 HLS Fund                            4,387,558    15,342,482    (10,954,924)
Hartford High Yield HLS Fund         9,067,490    19,656,180    (10,588,690)
Hartford Index HLS Fund              2,646,535    13,757,039    (11,110,504)
Hartford International
 Opportunities HLS Fund              6,820,227    46,722,661    (39,902,434)
Hartford Small/Mid Cap Equity
 HLS Fund                              292,210       964,104       (671,894)
Hartford MidCap HLS Fund               124,064     6,398,870     (6,274,806)
Hartford MidCap Value HLS Fund       3,794,155    16,830,208    (13,036,053)
Hartford Money Market HLS Fund      60,480,594    94,965,619    (34,485,025)
Hartford Small Company HLS Fund      2,901,470    12,801,599     (9,900,129)
Hartford SmallCap Growth HLS
 Fund                                3,948,263    19,457,482    (15,509,219)
Hartford Stock HLS Fund              4,408,161    48,918,212    (44,510,051)
Hartford U.S. Government
 Securities HLS Fund                19,153,077    52,272,211    (33,119,134)
Hartford Value HLS Fund              3,307,850    24,513,062    (21,205,212)
Huntington VA Income Equity Fund       234,280     1,795,107     (1,560,827)
Huntington VA Dividend Capture
 Fund                                  235,288     1,998,824     (1,763,536)
Huntington VA Growth Fund              107,471     1,458,953     (1,351,482)
Huntington VA Mid Corp America
 Fund*                                 963,628     2,423,762     (1,460,134)
Huntington VA Rotating Markets
 Fund                                   16,494       439,080       (422,586)
Huntington VA International
 Equity Fund                            74,234       500,216       (425,982)
Huntington VA Macro 100 Fund             4,495       246,533       (242,038)
Huntington VA Mortgage
 Securities Fund                        55,940       166,288       (110,348)
Huntington VA Situs Fund                30,725       434,740       (404,015)
BlackRock Global Opportunities
 V.I. Fund                                 919        35,661        (34,742)
BlackRock Large Cap Growth V.I.
 Fund                                       --        99,465        (99,465)
UIF U.S. Real Estate Portfolio          27,396        27,039            357
Invesco Van Kampen V.I. Equity
 and Income Fund                        15,153        17,163         (2,010)

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
UIF Mid Cap Growth Portfolio               654        38,731        (38,077)
Wilmington Managed Allocation
 Fund -- Moderate Growth II*             6,781     1,905,705     (1,898,924)
Columbia Variable Portfolio --
 Marsico International
 Opportunities Fund                    279,849     1,747,463     (1,467,614)
Columbia Variable Portfolio --
 High Income Fund                      284,849     1,352,941     (1,068,092)
Columbia Variable Portfolio --
 Marsico Focused Equities Fund         665,316     3,178,713     (2,513,397)
Columbia Variable Portfolio --
 Asset Allocation Fund                 233,126       615,492       (382,366)
Columbia Variable Portfolio --
 Marsico Growth Fund                   592,664     3,239,855     (2,647,191)
Columbia Variable Portfolio --
 Marsico 21st Century Fund              65,148       995,254       (930,106)
Columbia Variable Portfolio --
 Mid Cap Growth Fund                   734,289     2,937,091     (2,202,802)
Columbia Variable Portfolio --
 Dividend Opportunity Fund*             40,311       254,963       (214,652)
Oppenheimer Global Securities
 Fund/VA                                 4,023        11,003         (6,980)
Putnam VT Small Cap Value Fund             355        13,369        (13,014)
PIMCO VIT Real Return Portfolio         43,865        40,742          3,123
Pioneer Fund VCT Portfolio             195,699     4,364,468     (4,168,769)
Pioneer Mid Cap Value VCT
 Portfolio                               1,369         5,973         (4,604)
Jennison 20/20 Focus Portfolio               1        65,679        (65,678)
Jennison Portfolio                       4,991        75,118        (70,127)
Prudential Value Portfolio                   2       188,891       (188,889)
Prudential Series SP
 International Growth Portfolio          2,685        39,342        (36,657)
Royce Small-Cap Portfolio                9,955        43,477        (33,522)
Legg Mason ClearBridge
 Appreciation Fund                          --             2             (2)
Western Asset Money Market Fund*            --        52,183        (52,183)
Victory Variable Insurance
 Diversified Stock Fund                  1,497        14,943        (13,446)
Invesco Van Kampen V.I. Comstock
 Fund                                    1,139         1,670           (531)
Invesco Van Kampen V.I. American
 Franchise Fund*                       816,170     2,441,721     (1,625,551)
Wells Fargo Advantage VT Index
 Asset Allocation Fund                      --       185,363       (185,363)
Wells Fargo Advantage VT Total
 Return Bond Fund                        1,675        17,634        (15,959)
Wells Fargo Advantage VT
 Intrinsic Value Fund                       12         1,632         (1,620)
Wells Fargo Advantage VT
 International Equity Fund             773,553     2,361,965     (1,588,412)
Wells Fargo Advantage VT Small
 Cap Growth Fund                        26,301        83,495        (57,194)
Wells Fargo Advantage VT Small
 Cap Value Fund                         29,092       237,160       (208,068)
Wells Fargo Advantage VT
 Opportunity Fund                       16,956       107,105        (90,149)

*   See Note 1 for additional information related to this Sub-Account.

    The changes in units outstanding for the year ended December 31, 2011 were as follows:

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
American Century(R) VP
 Capital Appreciation Fund           354,117        699,644        (345,527)
AllianceBernstein VPS
 International Value
 Portfolio                             4,028         27,866         (23,838)
Invesco V.I. Capital
 Appreciation Fund                    67,914        492,160        (424,246)
Invesco V.I. Core Equity Fund        712,655      1,307,272        (594,617)
Invesco V.I. High Yield Fund         302,613        390,670         (88,057)
AllianceBernstein VPS Growth
 and Income Portfolio                232,918        424,234        (191,316)
AllianceBernstein VPS
 Intermediate Bond Portfolio          38,910         69,627         (30,717)
American Funds Growth Fund             2,187          8,978          (6,791)
Sterling Capital Strategic
 Allocation Equity VIF               280,706      1,262,527        (981,821)
Sterling Capital Select
 Equity VIF                          347,883      3,956,426      (3,608,543)
Sterling Capital Special
 Opportunities VIF                   798,856      2,137,793      (1,338,937)

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Sterling Capital Total Return
 Bond VIF                          2,245,478      2,318,166         (72,688)
Calvert VP SRI Balanced
 Portfolio                             4,722         95,267         (90,545)
Columbia Variable Portfolio
 -- Small Company Growth
 Fund                                388,700      2,509,367      (2,120,667)
Wells Fargo Advantage VT
 Omega Growth Fund                   936,827      1,793,104        (856,277)
Fidelity(R) VIP Asset Manager
 Portfolio                            18,322        310,586        (292,264)
Fidelity(R) VIP Growth
 Portfolio                           237,566        986,752        (749,186)
Fidelity(R) VIP Contrafund
 Portfolio                           106,735        879,392        (772,657)
Fidelity(R) VIP Overseas
 Portfolio                            31,796        421,324        (389,528)
Fidelity(R) VIP Freedom 2020
 Portfolio                             4,090            600           3,490
Fidelity(R) VIP Freedom 2030
 Portfolio                               373          1,693          (1,320)
Fidelity(R) VIP Freedom 2015
 Portfolio                             6,812          9,581          (2,769)
Fidelity(R) VIP Freedom 2025
 Portfolio                             4,673            275           4,398
Fidelity(R) VIP Freedom
 Income Portfolio                         18            264            (246)
Fidelity(R) VIP FundsManager
 20% Portfolio                         1,076             --           1,076
Fidelity(R) VIP FundsManager
 50% Portfolio                            --              1              (1)
Fidelity(R) VIP FundsManager
 60% Portfolio                            --             --              --
Fidelity(R) VIP FundsManager
 70% Portfolio                         5,163          4,923             240
Fidelity(R) VIP FundsManager
 85% Portfolio                            --             --              --
Franklin Income Securities
 Fund                                  8,074         33,372         (25,298)
Hartford Advisers HLS Fund        10,961,881    111,024,001    (100,062,120)
Hartford Total Return Bond
 HLS Fund                         22,400,310     98,404,500     (76,004,190)
Hartford Capital Appreciation
 HLS Fund                         15,198,184    116,857,363    (101,659,179)
Hartford Dividend and Growth
 HLS Fund                         14,892,167    102,463,875     (87,571,708)
Hartford Global Research HLS
 Fund                                273,673        787,093        (513,420)
Hartford Healthcare HLS Fund         431,064      5,184,137      (4,753,073)
Hartford Global Growth HLS
 Fund                              4,815,299     22,173,412     (17,358,113)
Hartford Disciplined Equity
 HLS Fund                          5,144,343     31,306,718     (26,162,375)
Hartford Growth HLS Fund           5,376,554     20,784,404     (15,407,850)
Hartford Growth Opportunities
 HLS Fund                          4,270,594     19,176,182     (14,905,588)
Hartford High Yield HLS Fund      12,516,210     32,404,945     (19,888,735)
Hartford Index HLS Fund            3,358,384     18,239,906     (14,881,522)
Hartford International
 Opportunities HLS Fund           13,019,578     57,066,688     (44,047,110)
Hartford Small/Mid Cap Equity
 HLS Fund                            881,495      1,669,624        (788,129)
Hartford MidCap HLS Fund             195,005      7,974,614      (7,779,609)
Hartford MidCap Value HLS
 Fund                              6,033,953     27,118,683     (21,084,730)
Hartford Money Market HLS
 Fund                            111,057,340    141,145,436     (30,088,096)
Hartford Small Company HLS
 Fund                              4,989,506     19,040,074     (14,050,568)
Hartford SmallCap Growth HLS
 Fund                             11,885,797     28,719,946     (16,834,149)
Hartford Stock HLS Fund            8,755,427     63,420,327     (54,664,900)
Hartford U.S. Government
 Securities HLS Fund              23,033,453     69,559,971     (46,526,518)
Hartford Value HLS Fund            4,289,712     34,262,666     (29,972,954)
Huntington VA Income Equity
 Fund                                342,132      2,455,064      (2,112,932)
Huntington VA Dividend
 Capture Fund                        810,497      2,518,237      (1,707,740)
Huntington VA Growth Fund            273,840      2,181,467      (1,907,627)
Huntington VA Mid Corp
 America Fund                        116,514      1,198,821      (1,082,307)
Huntington VA New Economy
 Fund                                 89,701        550,756        (461,055)
Huntington VA Rotating
 Markets Fund                         94,282        493,497        (399,215)
Huntington VA International
 Equity Fund                         125,305        540,224        (414,919)
Huntington VA Macro 100 Fund          38,556        326,778        (288,222)

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Huntington VA Mortgage
 Securities Fund                      62,001        450,310        (388,309)
Huntington VA Situs Fund             135,433        568,055        (432,622)
BlackRock Global
 Opportunities V.I. Fund               4,568         11,848          (7,280)
BlackRock Large Cap Growth
 V.I. Fund                            85,120         39,391          45,729
UIF U.S. Real Estate
 Portfolio                            17,481         31,505         (14,024)
Invesco Van Kampen V.I.
 Equity and Income Fund                3,692          3,882            (190)
UIF Mid Cap Growth Portfolio          19,468         14,966           4,502
MTB Managed Allocation Fund
 -- Moderate Growth II                51,846        561,575        (509,729)
Columbia Variable Portfolio
 -- Marsico International
 Opportunities Fund                  419,088      2,306,854      (1,887,766)
Columbia Variable Portfolio
 -- High Income Fund                 516,668      2,036,199      (1,519,531)
Columbia Variable Portfolio
 -- Marsico Focused Equities
 Fund                                569,351      4,563,067      (3,993,716)
Columbia Variable Portfolio
 -- Asset Allocation Fund            264,798        875,536        (610,738)
Columbia Variable Portfolio
 -- Marsico Growth Fund              330,626      3,143,643      (2,813,017)
Columbia Variable Portfolio
 -- Marsico 21st Century
 Fund                                570,356      1,431,024        (860,668)
Columbia Variable Portfolio
 -- Mid Cap Growth Fund              757,074      4,193,593      (3,436,519)
Columbia Variable Portfolio
 -- Diversified Equity Income
 Fund                              1,761,276     11,894,898     (10,133,622)
Oppenheimer Global Securities
 Fund/VA                               5,823         20,813         (14,990)
Putnam VT Small Cap Value
 Fund                                  8,705         12,325          (3,620)
PIMCO VIT Real Return
 Portfolio                            35,784         50,364         (14,580)
Pioneer Fund VCT Portfolio           340,669      4,431,770      (4,091,101)
Pioneer Mid Cap Value VCT
 Portfolio                             4,041         11,796          (7,755)
Jennison 20/20 Focus
 Portfolio                                --         69,900         (69,900)
Jennison Portfolio                     1,396        209,348        (207,952)
Prudential Value Portfolio             1,551         48,454         (46,903)
Prudential Series SP
 International Growth
 Portfolio                            63,314         82,575         (19,261)
Royce Small-Cap Portfolio             17,251         32,567         (15,316)
Legg Mason ClearBridge
 Appreciation Fund                         1              2              (1)
Western Asset Money Market
 Fund                                     --             35             (35)
Victory Variable Insurance
 Diversified Stock Fund                2,871         23,273         (20,402)
Invesco Van Kampen V.I.
 Comstock Fund                         1,119          3,403          (2,284)
Wells Fargo Advantage VT
 Index Asset Allocation Fund             146            268            (122)
Wells Fargo Advantage VT
 Total Return Bond Fund                6,242         33,573         (27,331)
Wells Fargo Advantage VT
 Intrinsic Value Fund                  3,162         58,617         (55,455)
Wells Fargo Advantage VT
 International Equity Fund           588,424      2,400,423      (1,811,999)
Wells Fargo Advantage VT
 Small Cap Growth Fund                20,542        122,484        (101,942)
Wells Fargo Advantage VT
 Small Cap Value Fund                 52,680        318,335        (265,655)
Wells Fargo Advantage VT
 Opportunity Fund                     618561        4826613      (4,208,052)

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios representing the lowest and highest contract charges for each of the periods presented within each Sub-Account that had outstanding units as of and for the period ended December 31, 2012. The unit value range presented below represents the unit values of the highest and lowest contract charges, therefore a specific Sub-Account unit value may be outside of the range presented in this table. Financial highlights for net assets allocated to Sub-Accounts that have merged during the period, if applicable, have been shown for the surviving fund.

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY(R) VP
 CAPITAL APPRECIATION FUND
 2012                               1,671,048       $2.356970      to       $2.476084          $3,921,409
 2011                               1,958,716        2.057397      to        2.149508           3,960,459
 2010                               2,304,243        2.160732      to        2.315253           5,040,013
 2009                               2,401,231        1.666424      to        1.775830           4,045,241
 2008                               2,818,702        1.269495      to        1.304625           3,501,933
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2012                                  55,410        6.943189      to        6.943189             384,725
 2011                                  85,716        6.156597      to        6.156597             527,721
 2010                                 109,554        7.738140      to        7.738140             847,741
 2009                                 136,100        7.512547      to        7.512547           1,022,457
 2008                                 145,589        5.661721      to        5.661721             824,287
INVESCO V.I. CORE EQUITY FUND
 2012                               3,109,881        1.154307      to       14.818902           3,773,246
 2011                               3,749,278        0.957423      to        1.026335           3,796,161
 2010                               4,343,895        1.039914      to        1.146200           4,477,161
 2009                               5,395,406        0.908332      to        0.961151           5,145,229
 2008                               6,817,532        0.721564      to        0.758567           5,138,018
INVESCO V.I. HIGH YIELD FUND
 2012                               1,401,078        1.522315      to       19.734908           2,739,545
 2011                               1,443,748        1.199545      to        1.315536           1,909,270
 2010                               1,531,805        1.213947      to        1.319386           2,051,264
 2009                               2,584,632        1.095364      to        1.176320           2,980,643
 2008                               2,065,753        0.737411      to        0.779585           1,624,889
ALLIANCEBERNSTEIN VPS GROWTH
 AND INCOME PORTFOLIO
 2012                               1,250,818        1.240443      to        1.402732           1,682,399
 2011                               1,489,752        1.102085      to        1.210252           1,731,671
 2010                               1,681,068        1.060000      to        1.154196           1,877,135
 2009                               1,908,139        0.958707      to        1.035072           1,915,562
 2008                               2,389,149        0.812687      to        0.869995           2,023,374
ALLIANCEBERNSTEIN VPS
 INTERMEDIATE BOND PORTFOLIO
 2012                                 214,361       12.351891      to       12.865299           2,727,040
 2011                                 237,680       11.911178      to       12.301286           2,898,028
 2010                                 268,397       11.359139      to       11.697057           3,119,767
 2009                                 237,306       10.669784      to       10.862750           2,565,932
 2008                                 228,782        9.222976      to        9.296380           2,123,358
AMERICAN FUNDS GROWTH FUND
 2012                                  21,842       11.428093      to       11.428093             249,610
 2011                                  34,750        9.815665      to        9.815665             341,091
 2010                                  41,541       10.383301      to       10.383301             431,336
 2009                                  38,463        8.858909      to        8.858909             340,742
 2008                                  34,846        6.434415      to        6.434415             224,215

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN CENTURY(R) VP
 CAPITAL APPRECIATION FUND
 2012                           0.70%     to       1.25%        --      to         --       14.56%     to       15.19%
 2011                           0.70%     to       1.25%        --      to         --       (7.67)%    to       (7.16)%
 2010                           0.70%     to       1.25%        --      to         --       29.66%     to       30.38%
 2009                           0.70%     to       1.25%      0.84%     to       0.99%      35.37%     to       36.12%
 2008                           0.70%     to       1.25%        --      to         --      (46.85)%    to      (46.56)%
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2012                           1.25%     to       1.25%      1.22%     to       1.22%      12.78%     to       12.78%
 2011                           1.25%     to       1.25%      3.60%     to       3.60%     (20.44)%    to      (20.44)%
 2010                           1.25%     to       1.25%      2.57%     to       2.57%       3.00%     to        3.00%
 2009                           1.25%     to       1.25%      1.21%     to       1.21%      32.69%     to       32.69%
 2008                           1.25%     to       1.25%      0.89%     to       0.89%     (53.86)%    to      (53.86)%
INVESCO V.I. CORE EQUITY FUND
 2012                           1.25%     to       2.35%        --      to       0.94%      11.24%     to       12.47%
 2011                           1.25%     to       1.90%      0.93%     to       0.98%      (1.94)%    to       (1.31)%
 2010                           1.25%     to       2.15%      0.94%     to       0.99%       7.23%     to        8.20%
 2009                           1.25%     to       1.90%      1.21%     to       1.74%      25.88%     to       26.71%
 2008                           1.25%     to       1.90%      1.92%     to       2.88%     (31.46)%    to      (31.01)%
INVESCO V.I. HIGH YIELD FUND
 2012                           1.25%     to       2.35%        --      to       5.01%      14.45%     to       15.72%
 2011                           1.25%     to       2.15%      6.88%     to       7.22%      (1.19)%    to       (0.29)%
 2010                           1.25%     to       2.15%      9.81%     to       9.81%      11.16%     to       12.16%
 2009                           1.25%     to       2.10%      8.36%     to      25.02%      49.62%     to       50.89%
 2008                           1.25%     to       2.00%      5.13%     to       7.82%     (27.17)%    to      (26.62)%
ALLIANCEBERNSTEIN VPS GROWTH
 AND INCOME PORTFOLIO
 2012                           1.15%     to       2.20%      1.25%     to       1.36%      14.69%     to       15.90%
 2011                           1.15%     to       2.00%      0.78%     to       1.08%       3.97%     to        4.86%
 2010                           1.15%     to       2.00%        --      to         --       10.57%     to       11.51%
 2009                           1.15%     to       2.00%      3.52%     to       3.59%      17.97%     to       18.97%
 2008                           1.15%     to       2.00%      1.75%     to       2.21%     (41.87)%    to      (41.37)%
ALLIANCEBERNSTEIN VPS
 INTERMEDIATE BOND PORTFOLIO
 2012                           1.15%     to       2.00%      4.23%     to       4.24%       3.70%     to        4.58%
 2011                           1.15%     to       2.00%      4.47%     to       4.70%       4.28%     to        5.17%
 2010                           1.15%     to       2.20%      1.44%     to       5.19%       6.56%     to        7.68%
 2009                           1.15%     to       2.15%      3.42%     to       3.45%      15.69%     to       16.85%
 2008                           1.15%     to       2.15%        --      to         --       (6.87)%    to       (0.75)%
AMERICAN FUNDS GROWTH FUND
 2012                           1.25%     to       1.25%      0.68%     to       0.68%      16.43%     to       16.43%
 2011                           1.25%     to       1.25%      0.57%     to       0.57%      (5.47)%    to       (5.47)%
 2010                           1.25%     to       1.25%      0.76%     to       0.76%      17.21%     to       17.21%
 2009                           1.25%     to       1.25%      0.69%     to       0.69%      37.68%     to       37.68%
 2008                           1.25%     to       1.25%      0.95%     to       0.95%     (44.67)%    to      (44.67)%

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
STERLING CAPITAL STRATEGIC
 ALLOCATION EQUITY VIF
 2012                               2,321,096       $1.045501      to       $1.344288          $2,405,490
 2011                               3,046,810        0.861678      to        0.932502           2,841,593
 2010                               4,028,631        0.948018      to        1.017748           4,114,243
 2009                               4,626,118        0.840765      to        0.895413           4,161,570
 2008                               6,105,754        0.684512      to        0.723200           4,441,370
STERLING CAPITAL SELECT
 EQUITY VIF
 2012                               9,703,829        1.296074      to        1.472729          13,869,195
 2011                              13,395,811        1.159333      to        1.303596          16,972,484
 2010                              17,004,354        1.234953      to        1.374117          22,764,911
 2009                              21,419,681        1.127882      to        1.241859          25,998,991
 2008                              28,233,632        0.973003      to        1.060141          29,372,113
STERLING CAPITAL SPECIAL
 OPPORTUNITIES VIF
 2012                               3,863,497        2.023186      to       17.783835           7,687,177
 2011                               5,399,193        1.655702      to        1.790016           9,478,320
 2010                               6,738,130        1.754526      to        1.877039          12,436,613
 2009                               6,674,138        1.543013      to        1.633517          10,750,428
 2008                               6,269,948        1.098924      to        1.151245           7,139,098
STERLING CAPITAL TOTAL RETURN
 BOND VIF
 2012                               2,274,306        1.298563      to        1.418723           3,091,915
 2011                               3,048,757        1.250987      to        1.352480           3,974,093
 2010                               3,121,445        1.205159      to        1.289323           3,932,955
 2009                               3,395,653        1.143444      to        1.210523           4,041,830
 2008                               3,861,262        1.088487      to        1.127745           4,304,065
CALVERT VP SRI BALANCED
 PORTFOLIO
 2012                                 409,843        3.490099      to        3.780789           1,440,472
 2011                                 472,392        3.197855      to        3.445215           1,514,819
 2010                                 562,937        3.096720      to        3.317954           1,748,304
 2009                                 650,537        2.797239      to        2.980662           1,825,488
 2008                                 753,721        2.260639      to        2.395674           1,708,306
COLUMBIA VARIABLE PORTFOLIO
 -- SMALL COMPANY GROWTH FUND
 2012                               3,830,833        1.356207      to       16.327115           4,971,786
 2011                               5,039,293        1.226089      to       14.931246           5,933,391
 2010                               7,159,960        1.314410      to       16.192109           9,021,250
 2009                               8,469,289        0.930713      to        1.036734           8,470,981
 2008                               9,386,725        0.757546      to        0.835439           7,599,509
WELLS FARGO ADVANTAGE VT
 OMEGA GROWTH FUND
 2012                               3,415,400       14.029736      to       18.964235           3,683,159
 2011                               4,074,206       11.788274      to       16.101752           3,700,530
 2010                               4,930,483        1.148873      to       17.443913           4,806,186
 2009                               5,604,855        0.694738      to        0.970138           4,555,951
 2008                               6,201,453        0.493531      to        0.681644           3,587,978
FIDELITY(R) VIP ASSET MANAGER
 PORTFOLIO
 2012                                 771,637        2.415527      to        2.616734           1,892,904
 2011                                 882,194        2.174480      to        2.342693           1,938,963
 2010                               1,174,458        2.259706      to        2.421155           2,675,013
 2009                               1,323,941        2.002466      to        2.133781           2,671,009
 2008                               1,628,125        1.570450      to        1.664255           2,568,116

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
STERLING CAPITAL STRATEGIC
 ALLOCATION EQUITY VIF
 2012                           1.15%     to       2.20%      0.88%     to       1.02%      10.95%     to       12.12%
 2011                           1.15%     to       1.95%      0.65%     to       0.74%      (9.11)%    to       (8.38)%
 2010                           1.15%     to       1.95%      1.57%     to       1.58%      12.76%     to       13.66%
 2009                           1.15%     to       1.95%      0.86%     to       0.95%      22.83%     to       23.81%
 2008                           1.15%     to       1.95%      1.01%     to       1.39%     (39.42)%    to      (38.93)%
STERLING CAPITAL SELECT
 EQUITY VIF
 2012                           1.15%     to       2.20%      0.96%     to       1.01%      11.79%     to       12.97%
 2011                           1.15%     to       2.20%      1.07%     to       1.14%      (6.12)%    to       (5.13)%
 2010                           1.15%     to       2.20%      1.25%     to       1.27%       9.49%     to       10.65%
 2009                           1.15%     to       2.20%      0.99%     to       0.99%      15.92%     to       17.14%
 2008                           1.15%     to       2.20%      1.55%     to       1.59%     (38.79)%    to      (38.15)%
STERLING CAPITAL SPECIAL
 OPPORTUNITIES VIF
 2012                           1.15%     to       2.45%      0.22%     to       0.29%      11.57%     to       13.03%
 2011                           1.15%     to       2.20%        --      to         --       (5.63)%    to       (4.64)%
 2010                           1.15%     to       2.20%      0.06%     to       0.06%      13.71%     to       14.91%
 2009                           1.15%     to       2.20%        --      to         --       40.41%     to       41.89%
 2008                           1.15%     to       2.20%      0.12%     to       0.13%     (35.16)%    to      (34.47)%
STERLING CAPITAL TOTAL RETURN
 BOND VIF
 2012                           1.15%     to       2.20%      2.85%     to       2.85%       3.80%     to        4.90%
 2011                           1.15%     to       2.20%      3.59%     to       3.63%       3.80%     to        4.90%
 2010                           1.15%     to       2.20%      3.86%     to       3.88%       5.40%     to        6.51%
 2009                           1.15%     to       2.20%      0.74%     to       3.99%       6.22%     to        7.34%
 2008                           1.15%     to       1.95%      4.07%     to       4.12%       1.39%     to        2.20%
CALVERT VP SRI BALANCED
 PORTFOLIO
 2012                           0.70%     to       1.25%      1.07%     to       1.25%       9.14%     to        9.74%
 2011                           0.70%     to       1.25%      1.24%     to       1.28%       3.27%     to        3.84%
 2010                           0.70%     to       1.25%      1.37%     to       1.39%      10.71%     to       11.32%
 2009                           0.70%     to       1.25%      2.06%     to       2.21%      23.74%     to       24.42%
 2008                           0.70%     to       1.25%      2.30%     to       2.61%     (32.18)%    to       (3.18)%
COLUMBIA VARIABLE PORTFOLIO
 -- SMALL COMPANY GROWTH FUND
 2012                           1.25%     to       2.40%        --      to         --        9.35%     to       10.61%
 2011                           1.25%     to       2.40%        --      to         --       (7.79)%    to       (6.72)%
 2010                           1.25%     to       2.40%        --      to         --       25.33%     to       26.78%
 2009                           1.25%     to       2.25%        --      to         --       22.86%     to       24.10%
 2008                           1.25%     to       2.25%        --      to         --      (42.15)%    to      (41.56)%
WELLS FARGO ADVANTAGE VT
 OMEGA GROWTH FUND
 2012                           1.15%     to       2.50%        --      to         --       17.78%     to       19.01%
 2011                           1.15%     to       2.50%        --      to         --       (7.69)%    to       (6.44)%
 2010                           1.15%     to       2.50%      0.83%     to       0.83%      16.84%     to       18.42%
 2009                           1.15%     to       2.25%      1.19%     to       1.50%      40.77%     to       42.32%
 2008                           1.15%     to       2.25%        --      to         --      (28.82)%    to      (28.03)%
FIDELITY(R) VIP ASSET MANAGER
 PORTFOLIO
 2012                           0.70%     to       1.25%      1.37%     to       1.56%      11.09%     to       11.70%
 2011                           0.70%     to       1.25%      1.67%     to       1.99%      (3.77)%    to       (3.24)%
 2010                           0.70%     to       1.25%      1.55%     to       1.68%      12.85%     to       13.47%
 2009                           0.70%     to       1.25%      2.18%     to       2.52%      27.51%     to       28.21%
 2008                           0.70%     to       1.25%      1.81%     to       2.97%     (29.61)%    to      (29.22)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH
 PORTFOLIO
 2012                               2,871,238       $2.300838      to       $2.492242          $6,688,954
 2011                               3,344,813        2.031385      to        2.188302           6,848,086
 2010                               4,093,999        2.052797      to        2.199230           8,454,240
 2009                               4,546,470        1.673942      to        1.783534           7,646,852
 2008                               5,429,744        1.321259      to        1.400040           7,201,981
FIDELITY(R) VIP CONTRAFUND
 PORTFOLIO
 2012                               2,775,070        3.794878      to        4.110646          10,739,464
 2011                               3,437,868        3.300735      to        3.555782          11,381,637
 2010                               4,210,525        3.428888      to        3.673565          14,472,520
 2009                               4,866,992        2.962010      to        3.155987          14,445,620
 2008                               5,865,334        2.210056      to        2.341875          12,984,865
FIDELITY(R) VIP OVERSEAS
 PORTFOLIO
 2012                                 951,366        1.858632      to        2.013555           1,802,846
 2011                               1,165,147        1.558707      to        1.679380           1,824,665
 2010                               1,554,675        1.905388      to        2.041614           2,972,544
 2009                               1,854,489        1.705638      to        1.817586           3,171,677
 2008                               2,351,524        1.364967      to        1.446579           3,222,191
FIDELITY(R) VIP FREEDOM 2020
 PORTFOLIO
 2012                                  16,983       18.099513      to       18.099513             307,380
 2011                                  14,316       16.208519      to       16.208519             232,049
 2010                                  10,826       16.618873      to       16.618873             179,923
 2009                                   7,615       14.718770      to       14.718770             112,088
FIDELITY(R) VIP FREEDOM 2030
 PORTFOLIO
 2012                                     759       19.261850      to       19.261850              14,623
 2011                                   1,193       16.933280      to       16.933280              20,203
 2010                                   2,513       17.645669      to       17.645669              44,351
 2009                                     377       15.417578      to       15.417578               5,808
FIDELITY(R) VIP FREEDOM 2015
 PORTFOLIO
 2012                                  25,708       16.898529      to       16.898529             434,434
 2011                                  31,640       15.290849      to       15.290849             483,803
 2010                                  34,409       15.563664      to       15.563664             535,531
 2009                                  16,270       13.972674      to       13.972674             227,335
FIDELITY(R) VIP FREEDOM 2025
 PORTFOLIO
 2012                                   4,943       18.681616      to       18.681616              92,352
 2011                                   4,773       16.478192      to       16.478192              78,644
 2010                                     375       17.086596      to       17.086596               6,414
 2009                                     376       14.983454      to       14.983454               5,630
FIDELITY(R) VIP FUNDSMANAGER
 20% PORTFOLIO
 2012                                   1,783       12.821972      to       12.821972              22,863
 2011                                   1,785       12.314612      to       12.314612              21,982
 2010                                     709       12.201631      to       12.201631               8,656
FIDELITY(R) VIP FUNDSMANAGER
 50% PORTFOLIO
 2012                                   1,877       15.441853      to       15.441853              28,989
 2011                                   4,706       14.198506      to       14.198506              66,825
 2010                                   4,707       14.475529      to       14.475529              68,137
 2009                                   4,708       13.116203      to       13.116203              61,747

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH
 PORTFOLIO
 2012                           0.70%     to       1.25%      0.56%     to       0.77%      13.26%     to       13.89%
 2011                           0.70%     to       1.25%      0.33%     to       0.34%      (1.04)%    to       (0.50)%
 2010                           0.70%     to       1.25%      0.28%     to       0.28%      22.63%     to       23.31%
 2009                           0.70%     to       1.25%      0.45%     to       0.46%      26.69%     to       27.39%
 2008                           0.70%     to       1.25%      0.81%     to       0.82%     (47.83)%    to      (47.54)%
FIDELITY(R) VIP CONTRAFUND
 PORTFOLIO
 2012                           0.70%     to       1.25%      0.94%     to       1.15%      14.97%     to       15.60%
 2011                           0.70%     to       1.25%      0.93%     to       0.98%      (3.74)%    to       (3.21)%
 2010                           0.70%     to       1.25%      1.20%     to       1.29%      15.76%     to       16.40%
 2009                           0.70%     to       1.25%      1.34%     to       1.40%      34.02%     to       34.76%
 2008                           0.70%     to       1.25%      0.97%     to       0.99%     (43.23)%    to      (42.92)%
FIDELITY(R) VIP OVERSEAS
 PORTFOLIO
 2012                           0.70%     to       1.25%      1.40%     to       1.84%      19.24%     to       19.90%
 2011                           0.70%     to       1.25%      1.18%     to       1.40%     (18.19)%    to      (17.74)%
 2010                           0.70%     to       1.25%      1.33%     to       1.44%      11.71%     to       12.33%
 2009                           0.70%     to       1.25%      2.00%     to       2.24%      24.96%     to       25.65%
 2008                           0.70%     to       1.25%      2.26%     to       2.52%     (44.50)%    to      (44.20)%
FIDELITY(R) VIP FREEDOM 2020
 PORTFOLIO
 2012                           1.25%     to       1.25%      1.87%     to       1.87%      11.67%     to       11.67%
 2011                           1.25%     to       1.25%      2.37%     to       2.37%      (2.47)%    to       (2.47)%
 2010                           1.25%     to       1.25%      2.58%     to       2.58%      12.91%     to       12.91%
 2009                           1.25%     to       1.25%      3.54%     to       3.54%      26.95%     to       26.95%
FIDELITY(R) VIP FREEDOM 2030
 PORTFOLIO
 2012                           1.25%     to       1.25%      0.81%     to       0.81%      13.75%     to       13.75%
 2011                           1.25%     to       1.25%      1.10%     to       1.10%      (4.04)%    to       (4.04)%
 2010                           1.25%     to       1.25%      2.44%     to       2.44%      14.45%     to       14.45%
 2009                           1.25%     to       1.25%      1.80%     to       1.80%      29.55%     to       29.55%
FIDELITY(R) VIP FREEDOM 2015
 PORTFOLIO
 2012                           1.25%     to       1.25%      1.60%     to       1.60%      10.51%     to       10.51%
 2011                           1.25%     to       1.25%      1.66%     to       1.66%      (1.75)%    to       (1.75)%
 2010                           1.25%     to       1.25%      3.32%     to       3.32%      11.39%     to       11.39%
 2009                           1.25%     to       1.25%      4.68%     to       4.68%      23.47%     to       23.47%
FIDELITY(R) VIP FREEDOM 2025
 PORTFOLIO
 2012                           1.25%     to       1.25%      1.58%     to       1.58%      13.37%     to       13.37%
 2011                           1.25%     to       1.25%      2.26%     to       2.26%      (3.56)%    to       (3.56)%
 2010                           1.25%     to       1.25%      2.06%     to       2.06%      14.04%     to       14.04%
 2009                           1.25%     to       1.25%      2.73%     to       2.73%      28.18%     to       28.18%
FIDELITY(R) VIP FUNDSMANAGER
 20% PORTFOLIO
 2012                           1.25%     to       1.25%      1.24%     to       1.24%       4.12%     to        4.12%
 2011                           1.25%     to       1.25%      2.29%     to       2.29%       0.93%     to        0.93%
 2010                           1.25%     to       1.25%      1.47%     to       1.47%       5.91%     to        5.91%
FIDELITY(R) VIP FUNDSMANAGER
 50% PORTFOLIO
 2012                           1.25%     to       1.25%      0.51%     to       0.51%       8.76%     to        8.76%
 2011                           1.25%     to       1.25%      1.67%     to       1.67%      (1.91)%    to       (1.91)%
 2010                           1.25%     to       1.25%      1.49%     to       1.49%      10.36%     to       10.36%
 2009                           1.25%     to       1.25%      1.55%     to       1.55%      17.28%     to       17.28%

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FUNDSMANAGER
 60% PORTFOLIO
 2012                                     919      $16.415861      to      $16.415861             $15,084
 2011                                     919       14.912321      to       14.912321              13,702
 2010                                     919       15.437517      to       15.437517              14,185
FIDELITY(R) VIP FUNDSMANAGER
 70% PORTFOLIO
 2012                                     249       17.122147      to       17.122147               4,256
 2011                                     240       15.345699      to       15.345699               3,691
FIDELITY(R) VIP FUNDSMANAGER
 85% PORTFOLIO
 2012                                      41       18.220310      to       18.220310                 744
 2011                                      33       16.182261      to       16.182261                 530
 2010                                      33       17.329010      to       17.329010                 568
 2009                                      33       15.126318      to       15.126318                 497
FRANKLIN INCOME SECURITIES
 FUND
 2012                                 147,318       13.472150      to       13.472150           1,984,696
 2011                                 144,056       12.109397      to       12.109397           1,744,433
 2010                                 169,354       11.976273      to       11.976273           2,028,229
 2009                                 132,143       10.762886      to       10.762886           1,422,236
 2008                                 112,277        8.037320      to        8.037320             902,409
HARTFORD BALANCED HLS FUND+
 2012                              300,957,251      11.820994      to       15.590722       1,048,363,693
 2011                              375,251,153      10.568236      to       14.276884       1,147,584,568
 2010                              475,313,273      10.391242      to       14.303752       1,395,280,194
 2009                              548,530,592       9.280589      to       13.124984       1,461,253,153
 2008                              658,705,009       0.729729      to        7.133808       1,378,679,189
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2012                              207,845,620      10.258086      to       13.041067         565,319,207
 2011                              258,364,503       9.553434      to       12.471357         647,327,563
 2010                              334,368,693       8.942568      to       11.987378         771,067,628
 2009                              387,275,807       8.330162      to       11.497285         825,474,117
 2008                              416,129,290       1.288475      to        7.253849         778,474,365
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2012                              260,386,444      16.773521      to       31.161179       1,449,743,721
 2011                              331,206,737      14.540101      to       26.371763       1,524,850,509
 2010                              432,865,916      16.748456      to       29.811396       2,157,817,381
 2009                              524,865,632      14.824672      to       25.627460       2,235,091,018
 2008                              599,022,745       1.352692      to       17.619486       1,802,190,005
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2012                              258,584,997       5.200999      to       15.166408         698,468,502
 2011                              329,414,810       4.590095      to       13.696281         781,081,584
 2010                              416,986,518       4.541745      to       13.796476         964,487,510
 2009                              488,271,363       4.021968      to       12.538410       1,014,619,128
 2008                              564,909,855       1.045601      to        3.233998         969,111,209
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2012                               1,661,017       10.619379      to       16.618655          17,103,434
 2011                               2,104,122        9.041656      to       14.428269          18,569,408
 2010                               2,617,542       10.660617      to       16.349055          25,793,084
 2009                               3,053,503        9.212282      to       14.484824          26,311,928
 2008                               3,038,215        6.101486      to        6.191713          18,698,484

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
FIDELITY(R) VIP FUNDSMANAGER
 60% PORTFOLIO
 2012                           1.25%     to       1.25%      1.32%     to       1.32%      10.08%     to       10.08%
 2011                           1.25%     to       1.25%      1.33%     to       1.33%      (3.40)%    to       (3.40)%
 2010                           1.25%     to       1.25%      1.10%     to       1.10%      11.95%     to       11.95%
FIDELITY(R) VIP FUNDSMANAGER
 70% PORTFOLIO
 2012                           1.25%     to       1.25%      1.46%     to       1.46%      11.58%     to       11.58%
 2011                           1.25%     to       1.25%      0.12%     to       0.12%      (4.15)%    to       (4.15)%
FIDELITY(R) VIP FUNDSMANAGER
 85% PORTFOLIO
 2012                           1.25%     to       1.25%      0.32%     to       0.32%      12.59%     to       12.59%
 2011                           1.25%     to       1.25%      1.07%     to       1.07%      (6.62)%    to       (6.62)%
 2010                           1.25%     to       1.25%      1.05%     to       1.05%      14.56%     to       14.56%
 2009                           1.25%     to       1.25%      1.12%     to       1.12%      26.78%     to       26.78%
FRANKLIN INCOME SECURITIES
 FUND
 2012                           1.25%     to       1.25%      6.38%     to       6.38%      11.25%     to       11.25%
 2011                           1.25%     to       1.25%      5.86%     to       5.86%       1.11%     to        1.11%
 2010                           1.25%     to       1.25%      6.80%     to       6.80%      11.27%     to       11.27%
 2009                           1.25%     to       1.25%      8.25%     to       8.25%      33.91%     to       33.91%
 2008                           1.25%     to       1.25%      5.47%     to       5.47%     (30.53)%    to      (30.53)%
HARTFORD BALANCED HLS FUND+
 2012                           0.15%     to       2.55%      2.90%     to       3.01%       9.20%     to       11.85%
 2011                           0.15%     to       2.55%      1.46%     to       1.65%      (0.95)%    to        1.70%
 2010                           0.15%     to       2.55%      1.17%     to       1.46%       9.04%     to       11.97%
 2009                           0.15%     to       2.50%      2.23%     to       4.01%      26.76%     to       30.09%
 2008                           0.15%     to       2.30%      2.42%     to       2.99%     (33.36)%    to      (31.74)%
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2012                           0.15%     to       2.55%      3.89%     to       4.09%       4.57%     to        7.38%
 2011                           0.15%     to       2.55%      0.22%     to       0.22%       4.04%     to        6.83%
 2010                           0.15%     to       2.55%      3.55%     to       4.00%       4.55%     to        7.35%
 2009                           0.15%     to       2.55%      3.65%     to       3.67%      12.12%     to       14.84%
 2008                           0.15%     to       2.30%      5.20%     to       6.44%      (9.73)%    to       (7.76)%
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2012                           0.15%     to       2.55%      1.45%     to       2.03%      15.36%     to       18.16%
 2011                           0.15%     to       2.55%      0.53%     to       0.75%     (13.85)%    to      (11.54)%
 2010                           0.15%     to       2.55%      0.51%     to       0.76%      13.29%     to       16.33%
 2009                           0.15%     to       2.55%      0.80%     to       0.92%      42.00%     to       45.45%
 2008                           0.15%     to       2.35%      1.74%     to       1.76%     (46.86)%    to      (45.68)%
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2012                           0.25%     to       2.55%      1.82%     to       2.09%      10.73%     to       13.31%
 2011                           0.25%     to       2.55%      1.83%     to       2.01%      (1.48)%    to        1.06%
 2010                           0.25%     to       2.55%      1.48%     to       1.98%      10.09%     to       12.92%
 2009                           0.25%     to       2.50%      1.67%     to       2.33%      21.29%     to       24.37%
 2008                           0.25%     to       2.35%      2.14%     to       2.23%     (34.00)%    to      (32.60)%
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2012                           0.80%     to       2.50%      0.86%     to       1.18%      15.18%     to       17.45%
 2011                           0.80%     to       2.50%      0.01%     to       0.02%     (11.75)%    to      (10.01)%
 2010                           0.25%     to       2.50%      0.97%     to       1.27%      12.87%     to       15.72%
 2009                           0.25%     to       2.50%      1.20%     to       2.89%      38.29%     to       41.77%
 2008                           0.80%     to       2.30%      1.53%     to       1.92%     (41.68)%    to      (40.99)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD HEALTHCARE HLS FUND
 2012                              12,923,594       $3.084440      to      $16.919866         $34,485,122
 2011                              16,158,351        2.563448      to       14.417758          36,257,021
 2010                              20,911,424        2.367723      to       13.654187          43,679,064
 2009                              26,352,948        2.216191      to       13.103619          51,964,873
 2008                              32,411,050        1.531774      to        1.810475          52,843,986
HARTFORD GLOBAL GROWTH HLS
 FUND
 2012                              51,657,517        2.212255      to       15.540082          79,561,876
 2011                              66,182,312        1.797149      to       12.943305          83,010,806
 2010                              83,540,425        2.092177      to       15.450266         121,653,104
 2009                              98,923,754        1.835816      to       13.899895         126,082,865
 2008                              115,131,894       0.511208      to        1.356818         110,118,341
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2012                              66,748,638        1.773440      to       16.047298          92,089,204
 2011                              89,208,318        1.511537      to       13.909021         105,340,389
 2010                              115,370,693       1.498044      to       14.134040         133,951,585
 2009                              138,239,769       1.316839      to       12.738558         140,160,075
 2008                              159,727,461       0.801102      to        1.050662         130,815,456
HARTFORD GROWTH HLS FUND
 2012                              35,052,352        1.619578      to       16.227455          49,398,714
 2011                              45,641,659        1.371106      to       13.968764          55,088,131
 2010                              61,049,509        1.509678      to       15.770873          82,222,559
 2009                              57,140,203        1.215481      to       13.579916          65,389,552
 2008                              66,488,288        0.814928      to        0.912708          57,709,221
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2012                              42,585,420        2.055557      to       16.768515          79,127,667
 2011                              53,540,344        1.624412      to       13.476717          79,148,797
 2010                              68,445,932        1.787043      to       15.201521         111,356,277
 2009                              84,688,999        1.523862      to       13.290003         117,243,633
 2008                              97,739,202        1.014723      to        1.178700         105,544,906
HARTFORD HIGH YIELD HLS FUND
 2012                              57,473,872        2.446482      to       19.414004         121,751,909
 2011                              68,062,562        2.145549      to       17.465364         127,226,267
 2010                              87,951,297        2.054464      to       17.155398         157,790,830
 2009                              99,630,161        1.773247      to       15.230562         152,159,680
 2008                              99,834,725        0.915802      to        1.181504         102,020,493
HARTFORD INDEX HLS FUND
 2012                              46,549,378        7.374637      to       15.531288         164,738,979
 2011                              57,659,882        6.387413      to       13.806364         170,262,399
 2010                              72,541,404        6.283196      to       13.932959         204,944,630
 2009                              87,687,225        5.484554      to       12.481611         215,661,403
 2008                              99,891,679        0.595405      to        4.354249         199,746,048
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2012                              139,938,612       3.557593      to       15.103260         276,679,761
 2011                              179,841,046       2.964282      to       12.922294         294,853,437
 2010                              223,888,156       3.450860      to       15.448155         427,082,036
 2009                              173,975,592       3.018745      to       13.883810         301,595,219
 2008                              202,860,299       0.976544      to        2.265327         266,536,076

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD HEALTHCARE HLS FUND
 2012                           0.25%     to       2.50%      0.12%     to       0.39%      17.35%     to       20.32%
 2011                           0.25%     to       2.50%        --      to       0.05%       5.59%     to        8.27%
 2010                           0.25%     to       2.50%      0.03%     to       0.18%       4.20%     to        6.84%
 2009                           0.25%     to       2.50%      0.49%     to       0.61%      19.39%     to       22.41%
 2008                           0.25%     to       2.35%      0.45%     to       0.47%     (27.29)%    to      (25.75)%
HARTFORD GLOBAL GROWTH HLS
 FUND
 2012                           0.25%     to       2.50%      0.25%     to       0.56%      20.06%     to       23.10%
 2011                           0.25%     to       2.50%        --      to       0.04%     (16.23)%    to      (14.10)%
 2010                           0.25%     to       2.50%      0.03%     to       0.28%      11.15%     to       13.96%
 2009                           0.25%     to       2.50%      0.85%     to       0.85%      31.96%     to       35.30%
 2008                           0.25%     to       2.30%      0.53%     to       1.35%     (53.66)%    to      (52.58)%
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2012                           0.25%     to       2.55%      1.30%     to       1.57%      14.66%     to       17.33%
 2011                           0.25%     to       2.50%      1.20%     to       1.22%      (1.59)%    to        0.90%
 2010                           0.25%     to       2.50%      1.38%     to       1.73%      10.96%     to       13.76%
 2009                           0.25%     to       2.50%      1.44%     to       2.33%      22.24%     to       25.33%
 2008                           0.25%     to       2.35%      1.16%     to       1.29%     (38.73)%    to      (37.43)%
HARTFORD GROWTH HLS FUND
 2012                           0.25%     to       2.55%        --      to         --       15.44%     to       18.12%
 2011                           0.25%     to       2.50%        --      to       0.34%     (11.43)%    to       (9.18)%
 2010                           0.25%     to       2.50%      0.03%     to       0.03%      16.13%     to       19.07%
 2009                           0.80%     to       2.50%      0.13%     to       0.46%      30.59%     to       33.17%
 2008                           0.80%     to       2.30%      0.25%     to       0.25%     (43.26)%    to      (42.25)%
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2012                           0.25%     to       2.55%        --      to         --       23.67%     to       26.54%
 2011                           0.25%     to       2.50%        --      to         --      (11.35)%    to       (9.10)%
 2010                           0.25%     to       2.50%      0.02%     to       0.02%      14.38%     to       17.27%
 2009                           0.25%     to       2.50%      0.59%     to       0.59%      26.10%     to       29.28%
 2008                           0.25%     to       2.30%      0.13%     to       0.45%     (47.04)%    to      (45.80)%
HARTFORD HIGH YIELD HLS FUND
 2012                           0.25%     to       2.55%      8.58%     to       8.85%      11.16%     to       14.03%
 2011                           0.25%     to       2.55%      8.17%     to       8.74%       1.81%     to        4.43%
 2010                           0.25%     to       2.55%      0.68%     to       0.68%      12.95%     to       15.86%
 2009                           0.25%     to       2.55%      7.97%     to      13.55%      46.68%     to       50.08%
 2008                           0.25%     to       2.30%      9.86%     to      22.21%     (27.12)%    to      (25.42)%
HARTFORD INDEX HLS FUND
 2012                           0.15%     to       2.50%      0.86%     to       1.99%      12.49%     to       15.46%
 2011                           0.15%     to       2.50%      1.68%     to       2.51%      (0.91)%    to        1.66%
 2010                           0.15%     to       2.50%      1.77%     to       3.25%      11.63%     to       14.56%
 2009                           0.15%     to       2.50%      2.07%     to       6.39%      22.71%     to       25.96%
 2008                           0.15%     to       2.30%      2.00%     to       2.05%     (37.21)%    to       (3.87)%
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2012                           0.15%     to       2.55%      1.60%     to       1.87%      16.88%     to       20.02%
 2011                           0.15%     to       2.55%      0.05%     to       0.05%     (16.35)%    to      (14.10)%
 2010                           0.15%     to       2.55%      0.77%     to       1.26%      11.33%     to       14.31%
 2009                           0.15%     to       2.50%      2.08%     to       3.45%      29.84%     to       33.26%
 2008                           0.15%     to       2.30%      0.94%     to       2.04%     (43.71)%    to      (42.33)%

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2012                               1,824,121      $11.918226      to      $19.686458         $21,107,459
 2011                               2,496,015       10.368228      to       17.463407          25,323,643
 2010                               3,284,144       10.398463      to       10.571584          34,230,347
 2009                               3,579,635        8.468816      to        8.476532          30,108,038
 2008                                 688,088        5.756309      to        5.880111           3,982,599
HARTFORD MIDCAP HLS FUND
 2012                              32,175,969        5.863032      to       16.839398         154,714,644
 2011                              38,450,775        4.921014      to       14.470014         156,574,979
 2010                              46,230,384        5.357417      to       16.130946         206,435,192
 2009                              55,017,985        1.395456      to        4.350726         200,510,150
 2008                              67,541,452        1.091557      to        3.330578         189,650,847
HARTFORD MIDCAP VALUE HLS
 FUND
 2012                              58,797,850        2.288749      to       20.413988         116,362,266
 2011                              71,833,903        1.836277      to       16.759168         115,420,468
 2010                              92,918,633        2.013173      to       18.703612         165,192,705
 2009                              103,018,022       1.618860      to       15.436721         148,871,244
 2008                              127,778,041       0.952200      to        1.125564         130,234,571
HARTFORD MONEY MARKET HLS
 FUND
 2012                              102,291,951       3.996574      to        9.018619         156,530,238
 2011                              136,776,976       4.002492      to        9.251565         208,961,675
 2010                              166,865,072       4.008393      to        9.496584         254,209,775
 2009                              232,504,508       4.014294      to        9.737008         355,233,991
 2008                              394,871,692       1.004130      to        4.017838         619,019,416
HARTFORD SMALL COMPANY HLS
 FUND
 2012                              43,186,433        3.424249      to       16.762227          98,044,142
 2011                              53,086,562        2.968555      to       14.906962         104,571,988
 2010                              67,137,130        3.079503      to       15.867552         135,329,064
 2009                              80,327,837        2.487056      to       13.151205         131,958,614
 2008                              97,312,747        1.110817      to        1.928458         124,369,787
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2012                              40,289,087        1.991050      to       21.159468          73,697,224
 2011                              55,798,306        1.700254      to       18.375232          87,623,172
 2010                              72,632,455        1.680612      to       18.622386         111,974,612
 2009                              89,824,904        1.233781      to       14.017675         100,851,421
 2008                              96,662,887        0.789879      to        0.913559          80,822,195
HARTFORD STOCK HLS FUND
 2012                              156,557,773      17.147153      to       20.092090         548,666,998
 2011                              201,067,824      15.283010      to       17.591760         590,668,733
 2010                              255,732,724      15.883309      to       17.812973         730,992,320
 2009                              305,033,803      14.221064      to       15.539793         767,863,665
 2008                              359,344,344       0.620564      to       10.995860         656,467,428
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2012                              147,597,598      10.456247      to       11.532398         183,118,500
 2011                              180,716,732      10.369954      to       11.138062         218,686,357
 2010                              227,243,250      10.168674      to       10.636278         266,608,919
 2009                              264,892,621      10.080796      to       10.263004         303,463,535
 2008                              319,519,619       1.045676      to        9.942375         359,373,217

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2012                           0.80%     to       2.50%      0.28%     to       0.62%      12.73%     to       14.95%
 2011                           0.80%     to       2.50%        --      to         --       (3.80)%    to       (1.92)%
 2010                           0.80%     to       2.30%      0.49%     to       0.67%      22.67%     to       24.83%
 2009                           0.80%     to       2.30%      0.17%     to       0.95%      44.16%     to       46.69%
 2008                           1.15%     to       2.30%      1.28%     to       4.24%     (44.37)%    to      (43.86)%
HARTFORD MIDCAP HLS FUND
 2012                           0.25%     to       2.35%      0.57%     to       0.84%      16.37%     to       19.14%
 2011                           0.25%     to       2.35%      0.19%     to       0.68%     (10.30)%    to       (8.15)%
 2010                           0.25%     to       2.35%      0.06%     to       0.25%      20.29%     to       23.14%
 2009                           0.25%     to       2.15%      0.29%     to       0.55%      27.84%     to       30.63%
 2008                           0.25%     to       2.15%      0.22%     to       0.55%     (36.87)%    to      (35.49)%
HARTFORD MIDCAP VALUE HLS
 FUND
 2012                           0.25%     to       2.55%      0.90%     to       1.18%      21.81%     to       24.64%
 2011                           0.25%     to       2.55%      0.01%     to       0.01%     (11.09)%    to       (8.79)%
 2010                           0.25%     to       2.55%      0.16%     to       0.61%      21.23%     to       24.36%
 2009                           0.25%     to       2.50%      0.78%     to       0.84%      40.28%     to       43.83%
 2008                           0.25%     to       2.30%      0.64%     to       0.90%     (41.72)%    to      (40.36)%
HARTFORD MONEY MARKET HLS
 FUND
 2012                           0.15%     to       2.55%        --      to         --       (2.52)%    to       (0.15)%
 2011                           0.15%     to       2.55%        --      to         --       (2.52)%    to       (0.15)%
 2010                           0.15%     to       2.50%        --      to         --        0.15%     to        2.47%
 2009                           0.15%     to       2.50%      0.07%     to       0.07%      (2.42)%    to       (0.09)%
 2008                           0.15%     to       2.30%      2.04%     to       2.09%      (0.44)%    to        1.98%
HARTFORD SMALL COMPANY HLS
 FUND
 2012                           0.25%     to       2.55%        --      to         --       12.45%     to       15.35%
 2011                           0.25%     to       2.55%        --      to         --       (6.05)%    to       (3.60)%
 2010                           0.25%     to       2.55%        --      to         --       20.72%     to       23.82%
 2009                           0.25%     to       2.50%      0.01%     to       0.01%      25.83%     to       28.97%
 2008                           0.25%     to       2.35%      0.10%     to       0.24%     (41.99)%    to      (40.75)%
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2012                           0.25%     to       2.55%        --      to         --       14.44%     to       17.10%
 2011                           0.25%     to       2.50%        --      to         --       (1.33)%    to        1.17%
 2010                           0.25%     to       2.50%        --      to         --       32.85%     to       36.22%
 2009                           0.25%     to       2.50%      0.09%     to       0.09%      31.72%     to       35.05%
 2008                           0.25%     to       2.30%      0.30%     to       0.45%     (39.00)%    to      (37.58)%
HARTFORD STOCK HLS FUND
 2012                           0.15%     to       2.55%      2.05%     to       2.10%      11.51%     to       14.21%
 2011                           0.15%     to       2.50%      1.33%     to       1.45%      (3.78)%    to       (1.24)%
 2010                           0.15%     to       2.50%      1.19%     to       2.09%      11.69%     to       14.63%
 2009                           0.15%     to       2.50%      1.62%     to       1.62%      37.70%     to       41.32%
 2008                           0.15%     to       2.35%      1.94%     to       2.04%     (44.45)%    to      (43.22)%
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2012                           0.15%     to       2.55%      2.57%     to       2.97%       0.83%     to        3.54%
 2011                           0.15%     to       2.55%      2.37%     to       2.65%       1.98%     to        4.72%
 2010                           0.15%     to       2.55%      4.35%     to       4.35%       0.93%     to        3.64%
 2009                           0.15%     to       2.50%      0.03%     to       0.05%       0.58%     to        3.23%
 2008                           0.15%     to       2.30%      7.14%     to       8.26%      (3.14)%    to       (0.85)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
 2012                              71,600,681       $1.671361      to      $15.224093        $103,633,036
 2011                              92,805,893        1.432253      to       13.349502         116,313,621
 2010                              122,778,847       1.464480      to       13.909147         158,987,832
 2009                              53,134,828        1.280333      to       12.467757          60,765,251
 2008                              63,895,836        0.873075      to        1.032021          59,678,668
HUNTINGTON VA INCOME EQUITY
 FUND
 2012                               4,595,564        1.308538      to       15.360426           6,180,452
 2011                               6,156,391        1.195401      to       14.208793           7,482,892
 2010                               8,269,323        1.129447      to       11.348153           9,454,463
 2009                              10,906,215        1.022001      to       10.376957          11,274,340
 2008                              13,402,542        0.850074      to        0.878562          11,511,550
HUNTINGTON VA DIVIDEND
 CAPTURE FUND
 2012                               4,240,330        1.738670      to       17.394035           7,956,101
 2011                               6,003,866        1.577853      to       15.983621           9,985,394
 2010                               7,711,606        1.490689      to       13.878935          12,000,047
 2009                              10,393,762        1.309854      to       12.323949          14,368,548
 2008                              12,907,568        1.059100      to       10.069741          14,571,171
HUNTINGTON VA GROWTH FUND
 2012                               3,754,050        0.825778      to       12.616075           3,284,867
 2011                               5,105,532        0.756296      to       11.699909           4,085,065
 2010                               7,013,159        0.789108      to       10.373694           5,892,529
 2009                               9,038,390        0.726565      to        9.652298           7,159,346
 2008                              10,415,116        0.633809      to        8.508838           7,141,932
HUNTINGTON VA MID CORP
 AMERICA FUND+
 2012                               2,731,310        1.904597      to       17.449698           5,812,872
 2011                               2,868,911        1.681355      to       15.598042           5,240,356
 2010                               3,951,218        1.749259      to       17.051615           7,357,477
 2009                               5,278,042        1.440935      to       14.194290           8,139,317
 2008                               6,702,612        1.085886      to       10.809544           7,908,437
HUNTINGTON VA ROTATING
 MARKETS FUND
 2012                                 667,390        1.465721      to       15.614615           1,048,175
 2011                               1,089,976        1.386464      to       14.926136           1,597,605
 2010                               1,489,191        1.312717      to       14.281300           2,030,793
 2009                               2,048,181        1.237100      to       13.600659           2,788,061
 2008                               2,479,653        0.938245      to       10.423867           2,543,254
HUNTINGTON VA INTERNATIONAL
 EQUITY FUND
 2012                                 601,007        1.479935      to       14.242353             892,154
 2011                               1,026,989        1.312791      to       12.792578           1,339,282
 2010                               1,441,908        1.402347      to        1.501412           2,116,461
 2009                               1,615,885        1.316594      to        1.391064           2,206,981
 2008                               1,689,230        1.010149      to        1.054282           1,756,273
HUNTINGTON VA MACRO 100 FUND
 2012                                 428,399        1.057163      to       14.098806             441,360
 2011                                 670,437        0.966785      to       13.055545             632,241
 2010                                 958,659        0.925708      to        0.991134             925,824
 2009                               1,498,544        0.831507      to        0.878576           1,283,612
 2008                               1,724,327        0.698715      to        0.729270           1,232,017

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
 2012                           0.25%     to       2.55%      2.40%     to       3.10%      14.04%     to       16.69%
 2011                           0.25%     to       2.55%      1.75%     to       1.76%      (4.43)%    to       (2.20)%
 2010                           0.25%     to       2.50%      1.29%     to       1.92%      11.56%     to       14.38%
 2009                           0.25%     to       2.50%      1.98%     to       3.14%      21.00%     to       24.06%
 2008                           0.25%     to       2.30%      1.64%     to       6.01%     (35.70)%    to      (34.20)%
HUNTINGTON VA INCOME EQUITY
 FUND
 2012                           1.15%     to       2.40%      3.69%     to       3.95%       8.11%     to        9.46%
 2011                           1.15%     to       2.40%      2.59%     to       2.82%       4.52%     to        5.84%
 2010                           1.15%     to       2.20%      2.56%     to       2.74%       9.36%     to       10.51%
 2009                           1.15%     to       2.20%        --      to         --       18.97%     to       20.23%
 2008                           1.15%     to       2.10%      5.73%     to       6.05%     (39.13)%    to      (38.55)%
HUNTINGTON VA DIVIDEND
 CAPTURE FUND
 2012                           1.15%     to       2.40%      3.49%     to       3.92%       8.82%     to       10.19%
 2011                           1.15%     to       2.40%      3.61%     to       3.67%       4.53%     to        5.85%
 2010                           1.15%     to       2.20%      4.28%     to       4.36%      12.62%     to       13.81%
 2009                           1.15%     to       2.20%        --      to         --       22.39%     to       23.68%
 2008                           1.15%     to       2.20%     10.40%     to      10.48%     (29.65)%    to      (28.90)%
HUNTINGTON VA GROWTH FUND
 2012                           1.15%     to       2.40%      0.30%     to       0.36%       7.83%     to        9.19%
 2011                           1.15%     to       2.40%      0.16%     to       0.18%      (5.35)%    to       (4.16)%
 2010                           1.15%     to       2.20%      0.10%     to       0.15%       7.47%     to        8.61%
 2009                           1.15%     to       2.20%        --      to         --       13.44%     to       14.64%
 2008                           1.15%     to       2.20%      1.09%     to       1.11%     (39.26)%    to      (38.62)%
HUNTINGTON VA MID CORP
 AMERICA FUND+
 2012                           1.15%     to       2.40%      0.26%     to       0.26%      11.87%     to       13.28%
 2011                           1.15%     to       2.40%      0.39%     to       0.46%      (5.08)%    to       (3.88)%
 2010                           1.15%     to       2.20%      0.66%     to       0.91%      20.13%     to       21.40%
 2009                           1.15%     to       2.20%        --      to         --       31.31%     to       32.70%
 2008                           1.15%     to       2.20%      1.13%     to       1.16%     (40.17)%    to      (39.53)%
HUNTINGTON VA ROTATING
 MARKETS FUND
 2012                           1.15%     to       2.20%      1.37%     to       1.56%       4.61%     to        5.72%
 2011                           1.15%     to       2.20%      0.30%     to       0.33%       4.52%     to        5.62%
 2010                           1.15%     to       2.20%      1.14%     to       1.30%       5.00%     to        6.11%
 2009                           1.15%     to       2.20%        --      to         --       30.48%     to       31.85%
 2008                           1.15%     to       2.20%      2.33%     to       2.59%     (43.33)%    to      (42.73)%
HUNTINGTON VA INTERNATIONAL
 EQUITY FUND
 2012                           1.15%     to       2.40%      1.12%     to       1.24%      11.33%     to       12.73%
 2011                           1.15%     to       2.40%      1.04%     to       1.21%     (13.65)%    to      (12.56)%
 2010                           1.15%     to       2.20%      1.24%     to       1.24%       6.81%     to        7.93%
 2009                           1.15%     to       2.15%      0.05%     to       0.07%      30.63%     to       31.94%
 2008                           1.15%     to       2.10%      2.65%     to       2.74%     (41.79)%    to      (41.24)%
HUNTINGTON VA MACRO 100 FUND
 2012                           1.15%     to       2.40%      0.57%     to       0.60%       7.99%     to        9.35%
 2011                           1.15%     to       2.40%      0.46%     to       0.56%      (3.67)%    to       (2.46)%
 2010                           1.15%     to       2.20%      0.84%     to       0.84%      11.63%     to       12.81%
 2009                           1.15%     to       2.15%        --      to         --       19.27%     to       20.47%
 2008                           1.15%     to       2.10%      1.29%     to       1.88%     (35.28)%    to      (34.67)%

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HUNTINGTON VA MORTGAGE
 SECURITIES FUND
 2012                                 326,774       $1.304153      to      $11.147382            $412,386
 2011                                 437,122        1.276423      to       11.047599             540,554
 2010                                 825,431        1.145312      to        1.226229             984,409
 2009                                 884,376        1.122372      to        1.182617           1,017,797
 2008                               1,076,346        1.086835      to        1.134343           1,197,710
HUNTINGTON VA SITUS FUND
 2012                                 939,319        1.734112      to       20.175038           1,592,365
 2011                               1,343,334        1.430484      to       16.851724           1,880,626
 2010                               1,775,956        1.363957      to        1.460334           2,520,794
 2009                               2,143,108        1.075758      to        1.139746           2,381,261
 2008                               2,220,869        0.827111      to        0.867163           1,884,436
BLACKROCK GLOBAL
 OPPORTUNITIES V.I. FUND
 2012                                  34,243        1.216142      to       14.568218              59,363
 2011                                  68,985        1.074414      to        1.297491              87,815
 2010                                  76,265        1.241823      to        1.507935             111,992
 2009                                  84,693        1.130493      to        1.380316             112,764
 2008                                  57,100        0.843869      to        1.036040              53,432
BLACKROCK LARGE CAP GROWTH
 V.I. FUND
 2012                                  72,228        1.044631      to        1.203418              86,310
 2011                                 171,693        0.918020      to        1.063394             170,015
 2010                                 125,964        0.907311      to        1.056789             125,692
 2009                                 151,854        0.791532      to        0.927014             130,386
 2008                                 130,836        0.635208      to        0.748027              87,967
UIF U.S. REAL ESTATE
 PORTFOLIO
 2012                                  45,181       12.225565      to       12.225565             552,360
 2011                                  44,824       10.706707      to       10.706707             479,918
 2010                                  58,848       10.260478      to       10.260478             603,812
 2009                                  42,694        8.021187      to        8.021187             342,460
 2008                                  43,406        6.320884      to        6.320884             274,365
INVESCO VAN KAMPEN V.I.
 EQUITY AND INCOME FUND
 2012                                  33,170       12.376498      to       12.376498             410,529
 2011                                  35,180       11.150757      to       11.150757             392,282
 2010                                  35,370       11.439720      to       11.439720             404,618
 2009                                  41,685       10.339649      to       10.339649             431,004
 2008                                  44,720        8.547496      to        8.547496             382,243
UIF MID CAP GROWTH PORTFOLIO
 2012                                  36,633       12.607167      to       12.607167             461,837
 2011                                  74,710       11.766695      to       11.766695             879,094
 2010                                  70,208       12.835637      to       12.835637             901,163
 2009                                  52,800        9.826160      to        9.826160             518,824
 2008                                  38,379        6.322562      to        6.322562             242,654
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO INTERNATIONAL
 OPPORTUNITIES FUND
 2012                               5,441,670        1.952720      to       15.325265          10,122,780
 2011                               6,909,284        1.681051      to       13.345665          11,024,175
 2010                               8,797,050        2.030891      to       16.309610          16,937,420
 2009                              11,408,129        1.388748      to        1.808164          19,602,279
 2008                              14,596,443        1.029623      to        1.327250          18,584,408

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**              RATIO LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HUNTINGTON VA MORTGAGE
 SECURITIES FUND
 2012                           1.15%     to       2.40%      2.42%     to       2.56%       0.90%     to        2.17%
 2011                           1.15%     to       2.40%      1.40%     to       2.00%       2.80%     to        4.09%
 2010                           1.15%     to       2.20%      2.85%     to       2.85%       2.60%     to        3.69%
 2009                           1.15%     to       2.10%        --      to         --        3.27%     to        4.26%
 2008                           1.15%     to       2.10%      8.00%     to       8.16%       0.03%     to        0.98%
HUNTINGTON VA SITUS FUND
 2012                           1.15%     to       2.40%        --      to         --       19.72%     to       21.23%
 2011                           1.15%     to       2.40%      0.02%     to       0.02%      (3.26)%    to       (2.04)%
 2010                           1.15%     to       2.20%      0.42%     to       0.58%      26.79%     to       28.13%
 2009                           1.15%     to       2.20%        --      to         --       30.06%     to       31.43%
 2008                           1.15%     to       2.20%      0.23%     to       0.23%     (42.51)%    to      (41.90)%
BLACKROCK GLOBAL
 OPPORTUNITIES V.I. FUND
 2012                           1.25%     to       2.20%      1.06%     to       1.12%      12.12%     to       13.19%
 2011                           1.25%     to       1.80%      0.59%     to       1.12%     (13.96)%    to      (13.48)%
 2010                           1.25%     to       1.80%      3.09%     to       3.15%       9.25%     to        9.85%
 2009                           1.25%     to       1.80%      0.15%     to       0.16%      30.34%     to       31.06%
 2008                           1.25%     to       1.80%      0.21%     to       0.35%     (46.90)%    to      (46.60)%
BLACKROCK LARGE CAP GROWTH
 V.I. FUND
 2012                           1.25%     to       1.80%      1.09%     to       1.42%      13.17%     to       13.79%
 2011                           1.25%     to       1.80%      0.11%     to       1.01%       0.63%     to        1.18%
 2010                           1.25%     to       1.80%      1.10%     to       1.14%      13.43%     to       14.05%
 2009                           1.25%     to       1.80%      0.01%     to       0.01%      23.93%     to       24.61%
 2008                           1.25%     to       1.80%      0.46%     to       0.53%     (41.76)%    to      (41.44)%
UIF U.S. REAL ESTATE
 PORTFOLIO
 2012                           1.25%     to       1.25%      0.62%     to       0.62%      14.19%     to       14.19%
 2011                           1.25%     to       1.25%      0.56%     to       0.56%       4.35%     to        4.35%
 2010                           1.25%     to       1.25%      1.97%     to       1.97%      27.92%     to       27.92%
 2009                           1.25%     to       1.25%      2.76%     to       2.76%      26.90%     to       26.90%
 2008                           1.25%     to       1.25%      2.80%     to       2.80%     (38.82)%    to      (38.82)%
INVESCO VAN KAMPEN V.I.
 EQUITY AND INCOME FUND
 2012                           1.25%     to       1.25%      1.77%     to       1.77%      10.99%     to       10.99%
 2011                           1.25%     to       1.25%      1.77%     to       1.77%      (2.53)%    to       (2.53)%
 2010                           1.25%     to       1.25%      2.05%     to       2.05%      10.64%     to       10.64%
 2009                           1.25%     to       1.25%      2.91%     to       2.91%      20.97%     to       20.97%
 2008                           1.25%     to       1.25%      2.27%     to       2.27%     (23.64)%    to      (23.64)%
UIF MID CAP GROWTH PORTFOLIO
 2012                           1.25%     to       1.25%        --      to         --        7.14%     to        7.14%
 2011                           1.25%     to       1.25%      0.25%     to       0.25%      (8.33)%    to       (8.33)%
 2010                           1.25%     to       1.25%        --      to         --       30.63%     to       30.63%
 2009                           1.25%     to       1.25%        --      to         --       55.41%     to       55.41%
 2008                           1.25%     to       1.25%      0.67%     to       0.67%     (47.48)%    to      (47.48)%
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO INTERNATIONAL
 OPPORTUNITIES FUND
 2012                           1.25%     to       2.40%      0.94%     to       1.08%      14.83%     to       16.16%
 2011                           1.25%     to       2.40%      0.79%     to       0.79%     (18.17)%    to      (17.23)%
 2010                           1.25%     to       2.40%      0.66%     to       0.69%      11.03%     to       12.32%
 2009                           1.25%     to       2.25%      1.75%     to       1.95%      34.88%     to       36.23%
 2008                           1.25%     to       2.25%      1.23%     to       1.28%     (49.64)%    to      (49.13)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO
 -- HIGH INCOME FUND
 2012                               3,720,838       $2.257268      to      $18.553307          $8,097,956
 2011                               4,788,930        1.986531      to       16.516777           9,192,506
 2010                               6,308,461        1.887510      to       15.875021          11,533,276
 2009                               8,284,251        1.578108      to        1.707138          13,722,229
 2008                              10,198,863        1.119636      to        1.199137          11,926,923
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO FOCUSED EQUITIES
 FUND
 2012                              11,245,188        1.888275      to       15.470623          20,911,159
 2011                              13,758,585        1.079942      to        1.706579          22,793,039
 2010                              17,752,301        1.134097      to        1.774331          30,576,574
 2009                              21,882,297        0.977000      to        1.513350          32,219,477
 2008                              28,451,544        0.776557      to        1.190899          33,163,272
COLUMBIA VARIABLE PORTFOLIO
 -- ASSET ALLOCATION FUND
 2012                               2,354,861        1.206558      to        1.335237           3,080,384
 2011                               2,737,227        1.090673      to        1.196179           3,216,565
 2010                               3,347,965        1.123909      to        1.221589           4,007,006
 2009                               3,978,317        1.012378      to        1.090513           4,262,728
 2008                               5,046,318        0.834169      to        0.890486           4,427,951
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO GROWTH FUND
 2012                               8,187,617        1.892900      to       15.468473          15,069,644
 2011                              10,834,808        1.707725      to       14.116639          17,667,644
 2010                              13,647,825        1.776096      to       14.851559          22,974,186
 2009                              16,807,611        0.947371      to        1.479611          23,673,766
 2008                              20,986,247        0.764961      to        1.182832          23,839,392
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO 21ST CENTURY FUND
 2012                               2,966,094        1.111214      to        1.449693           3,281,901
 2011                               3,896,200        1.010204      to        1.331140           3,916,959
 2010                               4,756,868        1.161491      to        1.545873           5,520,303
 2009                               6,014,283        1.001683      to        1.346555           6,048,076
 2008                               7,732,836        0.798229      to        1.083829           6,178,184
COLUMBIA VARIABLE PORTFOLIO
 -- MID CAP GROWTH FUND
 2012                               7,186,412        1.146135      to       18.474670           8,139,823
 2011                               9,389,214        1.041027      to       17.000590           9,393,005
 2010                              12,825,733        1.110415      to       18.334359          13,701,451
 2009                              16,312,794        0.794653      to        0.864396          13,614,814
 2008                              18,656,646        0.565015      to        0.608492          11,030,169
COLUMBIA VARIABLE PORTFOLIO
 -- DIVIDEND OPPORTUNITY
 FUND+
 2012                                 922,445        9.560641      to        9.745925           8,936,226
 2011                               1,137,097        8.582358      to        8.648685           9,810,825
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2012                                  57,702       11.340551      to       11.340551             654,378
 2011                                  64,682        9.494036      to        9.494036             614,093
 2010                                  79,672       10.509576      to       10.509576             837,319
 2009                                  74,507        9.197528      to        9.197528             685,285
 2008                                  72,908        6.683021      to        6.683021             487,248

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO
 -- HIGH INCOME FUND
 2012                           1.25%     to       2.40%      6.28%     to       7.70%      12.33%     to       13.63%
 2011                           1.25%     to       2.40%      7.16%     to       7.22%       4.04%     to        5.25%
 2010                           1.25%     to       2.40%      7.58%     to       8.14%       9.30%     to       10.57%
 2009                           1.25%     to       2.25%     10.01%     to      10.38%      40.95%     to       42.36%
 2008                           1.25%     to       2.25%     10.21%     to      10.48%     (26.45)%    to      (25.71)%
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO FOCUSED EQUITIES
 FUND
 2012                           1.25%     to       2.35%        --      to       0.36%       9.44%     to       10.65%
 2011                           1.25%     to       2.25%      0.42%     to       0.43%      (4.78)%    to       (3.82)%
 2010                           1.25%     to       2.25%      0.44%     to       0.44%      16.08%     to       17.25%
 2009                           1.25%     to       2.25%      0.63%     to       0.69%      25.81%     to       27.08%
 2008                           1.25%     to       2.25%      0.10%     to       0.10%     (42.61)%    to      (42.03)%
COLUMBIA VARIABLE PORTFOLIO
 -- ASSET ALLOCATION FUND
 2012                           1.25%     to       2.15%      2.15%     to       2.28%      10.63%     to       11.63%
 2011                           1.25%     to       2.15%      2.58%     to       2.63%      (2.96)%    to       (2.08)%
 2010                           1.25%     to       2.15%      2.63%     to       3.07%      11.02%     to       12.02%
 2009                           1.25%     to       2.18%      1.64%     to       4.00%      21.36%     to       22.46%
 2008                           1.25%     to       2.15%      3.31%     to       3.53%     (29.85)%    to      (29.22)%
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO GROWTH FUND
 2012                           1.25%     to       2.40%      0.68%     to       0.81%       9.58%     to       10.84%
 2011                           1.25%     to       2.40%      0.30%     to       0.30%      (4.95)%    to       (3.85)%
 2010                           1.25%     to       2.40%      0.05%     to       0.12%      18.67%     to       20.04%
 2009                           1.25%     to       2.25%      0.74%     to       0.78%      23.85%     to       25.09%
 2008                           1.25%     to       2.25%      0.32%     to       0.32%     (40.80)%    to      (40.20)%
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO 21ST CENTURY FUND
 2012                           1.25%     to       2.25%        --      to         --        8.91%     to       10.00%
 2011                           1.25%     to       2.25%        --      to         --      (13.89)%    to      (13.03)%
 2010                           1.25%     to       2.25%        --      to         --       14.80%     to       15.95%
 2009                           1.25%     to       2.25%      0.12%     to       0.13%      24.24%     to       25.49%
 2008                           1.25%     to       2.25%        --      to         --      (44.82)%    to      (44.27)%
COLUMBIA VARIABLE PORTFOLIO
 -- MID CAP GROWTH FUND
 2012                           1.25%     to       2.40%        --      to         --        8.84%     to       10.10%
 2011                           1.25%     to       2.35%        --      to         --       (7.27)%    to       (6.25)%
 2010                           1.25%     to       2.35%        --      to         --       27.06%     to       28.46%
 2009                           1.25%     to       2.25%        --      to         --       40.64%     to       42.06%
 2008                           1.25%     to       2.25%        --      to         --      (45.53)%    to      (44.98)%
COLUMBIA VARIABLE PORTFOLIO
 -- DIVIDEND OPPORTUNITY
 FUND+
 2012                           1.25%     to       2.40%        --      to         --       11.40%     to       12.69%
 2011                           1.25%     to       2.40%        --      to         --      (14.18)%    to      (13.51)%
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2012                           1.25%     to       1.25%      2.02%     to       2.02%      19.45%     to       19.45%
 2011                           1.25%     to       1.25%      1.08%     to       1.08%      (9.66)%    to       (9.66)%
 2010                           1.25%     to       1.25%      1.20%     to       1.20%      14.27%     to       14.27%
 2009                           1.25%     to       1.25%      1.81%     to       1.81%      37.63%     to       37.63%
 2008                           1.25%     to       1.25%      1.26%     to       1.26%     (41.07)%    to      (41.07)%

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
 FUND
 2012                                  25,529       $9.629143      to       $9.629143            $245,827
 2011                                  38,543        8.298939      to        8.298939             319,866
 2010                                  42,163        8.820300      to        8.820300             371,887
 2009                                  29,229        7.089139      to        7.089139             207,211
 2008                                  28,190        5.457445      to        5.457445             153,846
PIMCO VIT REAL RETURN
 PORTFOLIO
 2012                                 131,658       15.224338      to       15.224338           2,004,403
 2011                                 128,535       14.173838      to       14.173838           1,821,844
 2010                                 143,115       12.851145      to       12.851145           1,839,193
 2009                                 138,791       12.035212      to       12.035212           1,670,385
 2008                                  96,653       10.294340      to       10.294340             994,980
PIONEER FUND VCT PORTFOLIO
 2012                              13,226,017        1.051745      to        1.143296          14,731,659
 2011                              17,394,786        0.978817      to        1.051851          17,866,501
 2010                              21,485,887        1.049341      to        1.114727          23,467,594
 2009                              29,785,441        0.974389      to       12.378607          28,578,866
 2008                              40,296,558        0.760108      to        0.789105          31,405,417
PIONEER MID CAP VALUE VCT
 PORTFOLIO
 2012                                  15,639       10.664780      to       10.664780             166,792
 2011                                  20,243        9.744016      to        9.744016             197,248
 2010                                  27,998       10.478749      to       10.478749             293,387
 2009                                  33,904        9.000113      to        9.000113             305,140
 2008                                  20,485        7.275384      to        7.275384             149,037
JENNISON 20/20 FOCUS
 PORTFOLIO
 2012                                 149,419        1.505915      to        1.575130             231,650
 2011                                 215,097        1.386114      to        1.441875             305,073
 2010                                 284,997        1.477902      to        1.528914             429,862
 2009                                 332,465        1.401550      to        1.441969             472,771
 2008                                 428,987        0.906580      to        0.927612             393,329
JENNISON PORTFOLIO
 2012                               1,375,040        0.791008      to        1.057224           1,084,910
 2011                               1,445,167        0.692103      to        0.930130           1,006,112
 2010                               1,653,119        0.701417      to        0.947846           1,166,602
 2009                               1,724,656        0.637286      to        0.865928           1,110,762
 2008                               1,540,442        0.452576      to        0.618329             708,338
PRUDENTIAL VALUE PORTFOLIO
 2012                                 346,583        1.232676      to        1.331782             442,775
 2011                                 535,472        1.101274      to        1.181513             610,304
 2010                                 582,375        1.193215      to        1.271226             716,649
 2009                                 547,794        1.073058      to        1.135240             605,291
 2008                                 638,783        0.773874      to        0.813013             507,821
PRUDENTIAL SERIES SP
 INTERNATIONAL GROWTH
 PORTFOLIO
 2012                                  82,656        0.981260      to        1.060146              85,000
 2011                                 119,313        0.821071      to        0.880903             102,187
 2010                                 138,574        0.988689      to        1.053318             141,625
 2009                                 144,780        0.885824      to        0.937144             131,136
 2008                                 266,040        0.662031      to        0.695495             180,023

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
 FUND
 2012                           1.25%     to       1.25%      0.53%     to       0.53%      16.03%     to       16.03%
 2011                           1.25%     to       1.25%      0.51%     to       0.51%      (5.91)%    to       (5.91)%
 2010                           1.25%     to       1.25%      0.28%     to       0.28%      24.42%     to       24.42%
 2009                           1.25%     to       1.25%      1.33%     to       1.33%      29.90%     to       29.90%
 2008                           1.25%     to       1.25%      1.57%     to       1.57%     (40.12)%    to      (40.12)%
PIMCO VIT REAL RETURN
 PORTFOLIO
 2012                           1.25%     to       1.25%      1.09%     to       1.09%       7.41%     to        7.41%
 2011                           1.25%     to       1.25%      2.11%     to       2.11%      10.29%     to       10.29%
 2010                           1.25%     to       1.25%      1.42%     to       1.42%       6.78%     to        6.78%
 2009                           1.25%     to       1.25%      3.12%     to       3.12%      16.91%     to       16.91%
 2008                           1.25%     to       1.25%      3.52%     to       3.52%      (8.21)%    to       (8.21)%
PIONEER FUND VCT PORTFOLIO
 2012                           1.15%     to       2.30%      1.25%     to       1.27%       7.45%     to        8.69%
 2011                           1.15%     to       2.30%      1.11%     to       1.24%      (6.72)%    to       (5.64)%
 2010                           1.15%     to       2.30%      1.11%     to       1.11%      13.10%     to       14.40%
 2009                           1.15%     to       2.40%      1.54%     to       2.01%      21.95%     to       23.48%
 2008                           1.15%     to       2.30%      1.48%     to       1.54%     (35.86)%    to      (35.12)%
PIONEER MID CAP VALUE VCT
 PORTFOLIO
 2012                           1.25%     to       1.25%      0.87%     to       0.87%       9.45%     to        9.45%
 2011                           1.25%     to       1.25%      0.62%     to       0.62%      (7.01)%    to       (7.01)%
 2010                           1.25%     to       1.25%      0.89%     to       0.89%      16.43%     to       16.43%
 2009                           1.25%     to       1.25%      1.37%     to       1.37%      23.71%     to       23.71%
 2008                           1.25%     to       1.25%      0.83%     to       0.83%     (34.58)%    to      (34.58)%
JENNISON 20/20 FOCUS
 PORTFOLIO
 2012                           1.25%     to       1.80%        --      to         --        8.64%     to        9.24%
 2011                           1.25%     to       1.80%        --      to         --       (6.21)%    to       (5.69)%
 2010                           1.25%     to       1.80%        --      to         --        5.45%     to        6.03%
 2009                           1.25%     to       1.80%        --      to         --       54.60%     to       55.45%
 2008                           1.25%     to       1.80%        --      to         --      (40.48)%    to      (40.15)%
JENNISON PORTFOLIO
 2012                           1.25%     to       1.80%        --      to         --       13.66%     to       14.29%
 2011                           1.25%     to       1.80%        --      to         --       (1.87)%    to       (1.33)%
 2010                           1.25%     to       1.80%      0.02%     to       0.02%       9.46%     to       10.06%
 2009                           1.25%     to       1.80%      0.28%     to       0.28%      40.04%     to       40.81%
 2008                           1.25%     to       1.80%      0.06%     to       0.07%     (38.67)%    to      (38.33)%
PRUDENTIAL VALUE PORTFOLIO
 2012                           1.25%     to       1.95%      0.55%     to       0.55%      11.93%     to       12.72%
 2011                           1.25%     to       1.95%      0.52%     to       0.52%      (7.71)%    to       (7.06)%
 2010                           1.25%     to       1.95%      0.33%     to       0.33%      11.20%     to       11.98%
 2009                           1.25%     to       1.95%      1.65%     to       1.68%      38.66%     to       39.63%
 2008                           1.25%     to       1.95%      1.39%     to       1.55%     (43.67)%    to      (43.27)%
PRUDENTIAL SERIES SP
 INTERNATIONAL GROWTH
 PORTFOLIO
 2012                           1.25%     to       1.95%        --      to         --       19.51%     to       20.35%
 2011                           1.25%     to       1.95%      0.44%     to       0.45%     (16.95)%    to      (16.37)%
 2010                           1.25%     to       1.95%      1.11%     to       1.18%      11.61%     to       12.40%
 2009                           1.25%     to       1.95%      1.29%     to       1.91%      33.80%     to       34.75%
 2008                           1.25%     to       1.95%      1.17%     to       1.44%     (51.44)%    to      (51.10)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
ROYCE SMALL-CAP PORTFOLIO
 2012                                  79,261      $12.133238      to      $12.133238            $961,691
 2011                                 112,783       10.920746      to       10.920746           1,231,677
 2010                                 128,099       11.433593      to       11.433593           1,464,636
 2009                                 114,114        9.605984      to        9.605984           1,096,175
 2008                                 109,655        7.194285      to        7.194285             788,886
LEGG MASON CLEARBRIDGE
 APPRECIATION FUND
 2012                                   9,565       17.970774      to       17.970774             171,894
 2011                                   9,567       15.718498      to       15.718498             150,373
 2010                                   9,568       15.544199      to       15.544199             148,729
 2009                                   9,570       13.958545      to       13.958545             133,582
 2008                                   9,572       11.610712      to       11.610712             111,140
VICTORY VARIABLE INSURANCE
 DIVERSIFIED STOCK FUND
 2012                                  44,632       11.923243      to       14.366565             520,407
 2011                                  58,078        9.853555      to       10.382932             584,927
 2010                                  78,480       10.007586      to       10.642307             863,545
 2009                                 101,988        9.011900      to        9.645963           1,016,929
 2008                                 127,673        7.744054      to        8.104915           1,014,125
INVESCO VAN KAMPEN V.I.
 COMSTOCK FUND
 2012                                  13,350       11.302669      to       11.302669             150,885
 2011                                  13,881        9.623546      to        9.623546             133,585
 2010                                  16,165        9.954431      to        9.954431             160,916
 2009                                  18,860        8.712216      to        8.712216             164,308
 2008                                  13,859        6.870122      to        6.870122              95,213
INVESCO VAN KAMPEN V.I.
 AMERICAN FRANCHISE FUND+
 2012                                 162,164        9.786561      to        9.876982           1,597,939
WELLS FARGO ADVANTAGE VT
 INDEX ASSET ALLOCATION FUND
 2012                                   7,291        1.378700      to        1.378700              10,053
 2011                                 192,654        1.243111      to        1.272404             244,183
 2010                                 192,776        1.189793      to        1.214792             233,368
 2009                                 263,929        1.070377      to        1.090126             286,975
 2008                                 267,498        0.944882      to        0.959907             256,157
WELLS FARGO ADVANTAGE VT
 TOTAL RETURN BOND FUND
 2012                                  19,738        1.546485      to        1.586793              30,577
 2011                                  35,697        1.485466      to        1.520377              53,069
 2010                                  63,028        1.397635      to        1.426914              88,582
 2009                                  66,102        1.330576      to        1.355062              88,378
 2008                                  68,015        1.210599      to        1.272794              83,902
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2012                                  35,864        1.240846      to        1.273268              44,551
 2011                                  37,484        1.058539      to        1.083489              39,719
 2010                                  92,939        1.102598      to        1.125767             102,950
 2009                                  91,464        0.987249      to        1.005475              90,690
 2008                                  91,423        0.874698      to        0.905234              81,802
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 2012                               6,357,767       11.788898      to       13.127174           8,133,848
 2011                               7,946,179       10.508483      to       11.833521           8,816,486
 2010                              19,516,356        0.987492      to        1.753967          25,252,556
 2009                                 307,168        0.959837      to        1.016688             300,054
 2008                                 284,362        0.868344      to        0.912908             250,704

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
ROYCE SMALL-CAP PORTFOLIO
 2012                           1.25%     to       1.25%      0.10%     to       0.10%      11.10%     to       11.10%
 2011                           1.25%     to       1.25%      0.32%     to       0.32%      (4.49)%    to       (4.49)%
 2010                           1.25%     to       1.25%      0.13%     to       0.13%      19.03%     to       19.03%
 2009                           1.25%     to       1.25%        --      to         --       33.52%     to       33.52%
 2008                           1.25%     to       1.25%      0.66%     to       0.66%     (28.09)%    to      (28.09)%
LEGG MASON CLEARBRIDGE
 APPRECIATION FUND
 2012                           1.00%     to       1.00%      1.38%     to       1.38%      14.33%     to       14.33%
 2011                           1.00%     to       1.00%      1.30%     to       1.30%       1.12%     to        1.12%
 2010                           1.00%     to       1.00%      1.51%     to       1.51%      11.36%     to       11.36%
 2009                           1.00%     to       1.00%      1.75%     to       1.75%      20.22%     to       20.22%
 2008                           1.00%     to       1.00%      1.00%     to       1.00%     (29.76)%    to      (29.76)%
VICTORY VARIABLE INSURANCE
 DIVERSIFIED STOCK FUND
 2012                           1.25%     to       2.00%      0.91%     to       0.97%      13.98%     to       14.84%
 2011                           1.25%     to       1.75%      0.64%     to       0.69%      (8.44)%    to       (7.98)%
 2010                           1.25%     to       1.90%      0.83%     to       0.84%      10.23%     to       10.95%
 2009                           1.25%     to       1.90%      0.67%     to       0.72%      24.56%     to       25.37%
 2008                           1.25%     to       1.90%      0.74%     to       1.26%     (39.04)%    to      (38.64)%
INVESCO VAN KAMPEN V.I.
 COMSTOCK FUND
 2012                           1.25%     to       1.25%      1.52%     to       1.52%      17.45%     to       17.45%
 2011                           1.25%     to       1.25%      1.34%     to       1.34%      (3.32)%    to       (3.32)%
 2010                           1.25%     to       1.25%      0.14%     to       0.14%      14.26%     to       14.26%
 2009                           1.25%     to       1.25%      4.17%     to       4.17%      26.81%     to       26.81%
 2008                           1.25%     to       1.25%      2.45%     to       2.45%     (36.60)%    to      (36.60)%
INVESCO VAN KAMPEN V.I.
 AMERICAN FRANCHISE FUND+
 2012                           1.25%     to       2.35%        --      to         --       (2.13)%    to       (1.23)%
WELLS FARGO ADVANTAGE VT
 INDEX ASSET ALLOCATION FUND
 2012                           1.90%     to       1.90%      1.42%     to       1.42%      10.91%     to       10.91%
 2011                           1.65%     to       1.90%      3.14%     to       3.15%       4.48%     to        4.74%
 2010                           1.65%     to       1.90%      1.71%     to       1.75%      11.16%     to       11.44%
 2009                           1.65%     to       1.90%      2.02%     to       2.06%      13.28%     to       13.57%
 2008                           1.65%     to       1.90%      2.46%     to       2.47%     (30.45)%    to      (30.27)%
WELLS FARGO ADVANTAGE VT
 TOTAL RETURN BOND FUND
 2012                           1.65%     to       1.90%      1.44%     to       1.49%       4.11%     to        4.37%
 2011                           1.65%     to       1.90%      2.73%     to       2.87%       6.28%     to        6.55%
 2010                           1.65%     to       1.90%      3.38%     to       3.38%       5.04%     to        5.30%
 2009                           1.65%     to       1.90%      4.41%     to       4.53%       9.91%     to       10.19%
 2008                           1.15%     to       1.90%      4.78%     to       4.78%       0.45%     to        1.21%
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2012                           1.65%     to       1.90%      1.35%     to       1.36%      17.22%     to       17.52%
 2011                           1.65%     to       1.90%      0.35%     to       0.73%      (4.00)%    to       (3.76)%
 2010                           1.65%     to       1.90%      0.86%     to       0.87%      11.68%     to       11.96%
 2009                           1.65%     to       1.90%      2.08%     to       2.34%      14.66%     to       14.95%
 2008                           1.15%     to       1.65%      1.96%     to       1.96%     (37.51)%    to      (37.20)%
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 2012                           1.15%     to       2.45%      1.68%     to       1.68%      10.93%     to       12.18%
 2011                           1.15%     to       2.45%      0.62%     to       0.62%     (14.90)%    to      (13.79)%
 2010                           0.47%     to       0.86%        --      to         --       13.48%     to       14.00%
 2009                           1.15%     to       1.90%      2.97%     to       3.14%      10.54%     to       11.37%
 2008                           1.15%     to       1.90%      1.98%     to       1.99%     (44.48)%    to      (44.06)%

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 SMALL CAP GROWTH FUND
 2012                                 255,212      $12.513990      to      $12.935392          $3,156,776
 2011                                 312,406       11.867818      to       12.103026           3,640,595
 2010                                 828,696        1.750561      to       12.720756          10,218,590
 2009                                  56,784        1.318649      to        1.396830              76,252
 2008                                  64,378        0.880410      to        0.925656              57,580
WELLS FARGO ADVANTAGE VT
 SMALL CAP VALUE FUND
 2012                                 485,029       12.290051      to       12.688341           6,080,729
 2011                                 693,097       11.015731      to       11.225910           7,725,988
 2010                               1,917,504       12.157026      to       12.217855          23,376,378
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2012                                 376,503       11.793976      to       12.009593           4,505,827
 2011                                 466,652       10.442168      to       10.490576           4,891,044

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 SMALL CAP GROWTH FUND
 2012                           1.15%     to       2.50%        --      to         --        5.44%     to        6.88%
 2011                           1.15%     to       2.50%        --      to         --       (6.71)%    to       (5.44)%
 2010                           1.15%     to       2.50%        --      to         --       25.32%     to       27.21%
 2009                           1.15%     to       1.90%        --      to         --       49.78%     to       50.90%
 2008                           1.15%     to       1.90%        --      to         --      (42.53)%    to      (42.09)%
WELLS FARGO ADVANTAGE VT
 SMALL CAP VALUE FUND
 2012                           1.15%     to       2.45%      1.13%     to       1.15%      11.57%     to       13.03%
 2011                           1.15%     to       2.45%      0.88%     to       0.89%      (9.31)%    to       (8.12)%
 2010                           1.15%     to       2.25%        --      to         --       21.57%     to       22.18%
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2012                           1.15%     to       2.50%      0.57%     to       0.59%      12.95%     to       14.48%
 2011                           1.15%     to       2.50%        --      to         --        4.42%     to        4.91%

    *  This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.
   **  These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the
       Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
  ***  This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units;
       inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.
    #  Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.
    +  See Note 1 for additional information related to this Sub-Account.

RIDERS:

    The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account Value) for various rider charges:

    Optional Death Benefit Charge maximum of .15%

    Earnings Protection Benefit Charge maximum of .20%

    Principal First Charge maximum of .75%

    Principal First Preferred Charge maximum of .20%

    MAV/EPB Death Benefit Charge maximum of .30%

    MAV 70 Death Benefit Charge maximum of .20%

    These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners' accounts as specified in the product prospectus.

7.  SUBSEQUENT EVENTS:

    On September 4, 2012, Hartford Financial Services Group, the ultimate parent of the Sponsor Company, announced it had entered into a definitive agreement to sell its Retirement Plans business to Massachusetts Mutual Life Insurance Company ("MassMutual"). The sale, which is structured as a reinsurance transaction, closed on January 1, 2013. As part of the agreement, the Sponsor Company will continue to sell retirement products during a transition period, and MassMutual will assume all expenses and risk for in force business through a reinsurance agreement.

    Management has evaluated events subsequent to December 31, 2012 and through the financial statement issuance date of March 28, 2013, noting there are no additional subsequent events requiring adjustment or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and subsidiaries (the "Company") as of December 31, 2012 and 2011, and the related consolidated statements of operations, comprehensive income, changes in equity, and cash flows for each of the three years in the period ended December 31, 2012. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Hartford, Connecticut
March 13, 2013

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2012           2011           2010
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
REVENUES
 Fee income and other                  $3,002         $3,233         $3,226
 Earned premiums                           84            234            260
 Net investment income (loss):
  Securities available-for-sale and
   other                                2,545          2,579          2,622
  Equity securities, trading              202            (14)           238
                                     --------       --------       --------
 Total net investment income            2,747          2,565          2,860
 Net realized capital gains
  (losses):
  Total other-than-temporary
   impairment ("OTTI") losses            (293)          (196)          (712)
  OTTI losses recognized in other
   comprehensive income                    38             71            376
                                     --------       --------       --------
  Net OTTI losses recognized in
   earnings                              (255)          (125)          (336)
  Net realized capital gains
   (losses), excluding net OTTI
   losses recognized in earnings       (1,158)           125           (608)
                                     --------       --------       --------
 Total net realized capital losses     (1,413)            --           (944)
                                     --------       --------       --------
                     TOTAL REVENUES     4,420          6,032          5,402
BENEFITS, LOSSES AND EXPENSES
 Benefits, loss and loss adjustment
  expenses                              2,900          3,107          2,948
 Benefits, loss and loss adjustment
  expenses -- returns credited on
  international unit-linked bonds
  and pension products                    201            (14)           238
 Amortization of deferred policy
  acquisition costs and present
  value of future profits                 324            427            110
 Insurance operating costs and
  other expenses                          294          2,674          1,365
 Reinsurance loss on disposition
  (including goodwill impairment of
  $61)                                     61             --             --
 Dividends to policyholders                20             17             21
                                     --------       --------       --------
TOTAL BENEFITS, LOSSES AND EXPENSES     3,800          6,211          4,682
      INCOME (LOSS) FROM CONTINUING
     OPERATIONS BEFORE INCOME TAXES       620           (179)           720
 Income tax expense (benefit)              35           (325)           136
                                     --------       --------       --------
 INCOME FROM CONTINUING OPERATIONS,
                         NET OF TAX       585            146            584
 Income (loss) from discontinued
  operations, net of tax                  (29)            98            123
                                     --------       --------       --------
                         NET INCOME       556            244            707
 Net income attributable to the
  noncontrolling interest                   2             --              8
                                     --------       --------       --------
NET INCOME ATTRIBUTABLE TO HARTFORD
             LIFE INSURANCE COMPANY      $554           $244           $699
                                     --------       --------       --------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

                                            YEAR ENDED DECEMBER 31,
                                       2012           2011           2010
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
COMPREHENSIVE INCOME
 Net income                              $556           $244           $707
                                     --------       --------       --------
Other comprehensive income (loss):
  Change in net unrealized
   gain/loss on securities (1),(2)      1,120          1,174          1,473
  Change in net gain/loss on
   cash-flow hedging instruments
   (1)                                   (110)           103            117
  Change in foreign currency
   translation adjustments (1)             24             (2)           (17)
                                     --------       --------       --------
  Total other comprehensive income      1,034          1,275          1,573
                                     --------       --------       --------
  Total comprehensive income            1,590          1,519          2,280
Less: Comprehensive income
 attributable to noncontrolling
 interest                                   2             --              8
                                     --------       --------       --------
         TOTAL COMPREHENSIVE INCOME
      ATTRIBUTABLE TO HARTFORD LIFE
                  INSURANCE COMPANY    $1,588         $1,519         $2,272
                                     --------       --------       --------

(1) Net change in unrealized capital gain on securities is reflected net of tax benefit and other items of $1,001, $636 and $(793) for the years ended December 31, 2012, 2011 and 2010, respectively. Net gain (loss) on cash flow hedging instruments is net of tax provision (benefit) of $59, $(55) and $(63) for the years ended December 31, 2012, 2011 and 2010, respectively. There is no tax effect on cumulative translation adjustments.

(2) There were reclassification adjustments for after-tax gains (losses) realized in net income of $(1), $52 and $(121) for the years ended December 31, 2012, 2011 and 2010, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                   AS OF DECEMBER 31,
                                                 2012              2011
                                                  (IN MILLIONS, EXCEPT
                                                     FOR SHARE DATA)
--------------------------------------------------------------------------------
ASSETS
 Investments:
 Fixed maturities, available-for-sale, at
  fair value (amortized cost of $45,753 and
  $46,236) (includes variable interest
  entity assets, at fair value, of $89 and
  $153)                                           $49,404           $47,778
 Fixed maturities, at fair value using the
  fair value option (includes variable
  interest entity assets, at fair value, of
  $132 and $338)                                    1,010             1,317
 Equity securities, trading, at fair value
  (cost of $1,614 and $1,860)                       1,847             1,967
 Equity securities, available for sale, at
  fair value (cost of $408 and $443)                  400               398
 Mortgage loans (net of allowances for loan
  losses of $14 and $23)                            4,935             4,182
 Policy loans, at outstanding balance               1,951             1,952
 Limited partnership and other alternative
  investments (includes variable interest
  entity assets of $6 and $7)                       1,372             1,376
 Other investments                                    582             1,974
 Short-term investments                             2,354             3,882
                                              -----------       -----------
                           TOTAL INVESTMENTS       63,855            64,826
 Cash                                               1,342             1,183
 Premiums receivable and agents' balances              58                64
 Reinsurance recoverables                           2,893             5,006
 Deferred policy acquisition costs and
  present value of future profits                   3,072             3,448
 Deferred income taxes, net                         1,557             2,006
 Goodwill                                             250               470
 Other assets                                       1,306               925
 Separate account assets                          141,558           143,859
                                              -----------       -----------
                                TOTAL ASSETS     $215,891          $221,787
                                              -----------       -----------
LIABILITIES
 Reserve for future policy benefits and
  unpaid losses and loss adjustment expenses      $11,916           $11,831
 Other policyholder funds and benefits
  payable                                          40,501            45,016
 Other policyholder funds and benefits
  payable -- international unit-linked bonds
  and pension products                              1,837             1,929
 Consumer notes                                       161               314
 Other liabilities (includes variable
  interest entity liabilities of $111 and
  $477)                                             9,535             9,927
 Separate account liabilities                     141,558           143,859
                                              -----------       -----------
                           TOTAL LIABILITIES      205,508           212,876
COMMITMENTS AND CONTINGENCIES (NOTE 10)
STOCKHOLDER'S EQUITY
 Common stock -- 1,000 shares authorized,
  issued and outstanding, par value $5,690              6                 6
 Additional paid-in capital                         8,155             8,271
 Accumulated other comprehensive income, net
  of tax                                            1,987               953
 Retained earnings (deficit)                          235              (319)
                                              -----------       -----------
                  TOTAL STOCKHOLDER'S EQUITY       10,383             8,911
                                              -----------       -----------
  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY     $215,891          $221,787
                                              -----------       -----------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY

                                                                                         ACCUMULATED
                                                                ADDITIONAL                  OTHER
                                            COMMON                PAID-IN               COMPREHENSIVE
                                            STOCK                 CAPITAL               INCOME (LOSS)
                                                                  (IN MILLIONS)
---------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2011                    $ 6                 $ 8,271                     $ 953
Capital contributions (to) from parent         --                    (116)                       --
Dividends declared                             --                      --                        --
Net income                                     --                      --                        --
Change in noncontrolling interest
 ownership                                     --                      --                        --
Total other comprehensive income               --                      --                     1,034
                                             ----                 -------                  --------
            BALANCE, DECEMBER 31, 2012         $6                  $8,155                    $1,987
                                             ----                 -------                  --------
BALANCE, DECEMBER 31, 2010                    $ 6                 $ 8,265                    $ (322)
Capital contributions from parent              --                       6                        --
Dividends declared                             --                      --                        --
Net income                                     --                      --                        --
Total other comprehensive income               --                      --                     1,275
                                             ----                 -------                  --------
            BALANCE, DECEMBER 31, 2011         $6                  $8,271                      $953
                                             ----                 -------                  --------
BALANCE, DECEMBER 31, 2009                    $ 6                 $ 8,457                  $ (2,070)
Capital contributions (to) from parent         --                    (192)                       --
Dividends declared                             --                      --                        --
Cumulative effect of accounting
 changes, net of DAC and tax                   --                      --                       175
Change in noncontrolling interest
 ownership                                     --                      --                        --
Net income                                     --                      --                        --
Total other comprehensive income               --                      --                     1,573
                                             ----                 -------                  --------
            BALANCE, DECEMBER 31, 2010         $6                  $8,265                     $(322)
                                             ----                 -------                  --------


                                                  RETAINED                  NON-                   TOTAL
                                                  EARNINGS              CONTROLLING            STOCKHOLDER'S
                                                 (DEFICIT)                INTEREST                 EQUITY
                                                                     (IN MILLIONS)
--------------------------------------  -----------------------------------------------------------------------
BALANCE, DECEMBER 31, 2011                          $ (319)                 $ --                   $ 8,911
Capital contributions (to) from parent                  --                    --                      (116)
Dividends declared                                      --                    --                        --
Net income                                             554                     2                       556
Change in noncontrolling interest
 ownership                                              --                    (2)                       (2)
Total other comprehensive income                        --                    --                     1,034
                                                  --------                  ----                  --------
            BALANCE, DECEMBER 31, 2012                $235                  $ --                   $10,383
                                                  --------                  ----                  --------
BALANCE, DECEMBER 31, 2010                          $ (562)                 $ --                   $ 7,387
Capital contributions from parent                       --                    --                         6
Dividends declared                                      (1)                   --                        (1)
Net income                                             244                    --                       244
Total other comprehensive income                        --                    --                     1,275
                                                  --------                  ----                  --------
            BALANCE, DECEMBER 31, 2011               $(319)                 $ --                    $8,911
                                                  --------                  ----                  --------
BALANCE, DECEMBER 31, 2009                        $ (1,113)                 $ 61                   $ 5,341
Capital contributions (to) from parent                  --                    --                      (192)
Dividends declared                                       1                    --                         1
Cumulative effect of accounting
 changes, net of DAC and tax                          (149)                   --                        26
Change in noncontrolling interest
 ownership                                              --                   (69)                      (69)
Net income                                             699                     8                       707
Total other comprehensive income                        --                    --                     1,573
                                                  --------                  ----                  --------
            BALANCE, DECEMBER 31, 2010               $(562)                 $ --                    $7,387
                                                  --------                  ----                  --------

                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                    2012            2011            2010
                                                (IN MILLIONS)
--------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Net income (loss)                     $556            $244            $707
 Adjustments to reconcile net
  income(loss) to net cash
  provided by operating
  activities
 Amortization of deferred policy
  acquisition costs and present
  value of future profits               359             474             178
 Additions to deferred policy
  acquisition costs and present
  value of future profits              (329)           (381)           (381)
 Change in:
 Reserve for future policy
  benefits and unpaid losses and
  loss adjustment expenses              (44)            252              13
 Reinsurance recoverables               (47)             57              26
 Receivables and other assets           158               9            (112)
 Payables and accruals               (1,035)          2,402             295
 Accrued and deferred income
  taxes                                 392            (125)           (131)
 Net realized capital losses          1,413               1             882
 Net receipts (disbursements)
  from investment contracts
  related to policyholder funds
  --international unit-linked
  bonds and pension products            (92)           (323)           (167)
 Net (increase) decrease in
  equity securities, trading            120             312             164
 Goodwill Impairment                    149              --              --
 Depreciation and amortization          164             194             207
 Reinsurance loss on
  disposition, including
  goodwill impairment of $61             61              --              --
 Other, net                             202            (108)            201
                                  ---------       ---------       ---------
  NET CASH PROVIDED BY OPERATING
                      ACTIVITIES      2,027           3,008           1,882
INVESTING ACTIVITIES
 Proceeds from the
  sale/maturity/prepayment of:
 Fixed maturities and short-term
  investments,
  available-for-sale                 25,163          19,203          28,581
 Fixed maturities, fair value
  option                                283              37              20
 Equity securities,
  available-for-sale                    133             147             171
 Mortgage loans                         306             332           1,288
 Partnerships                           110             128             151
 Payments for the purchase of:
 Fixed maturities and short-term
  investments,
  available-for-sale                (23,949)        (20,517)        (28,871)
 Fixed maturities, fair value
  option                               (182)           (661)            (74)
 Equity securities,
  available-for-sale                    (97)           (230)           (122)
 Mortgage loans                      (1,056)         (1,246)           (189)
 Partnerships                          (417)           (436)           (172)
 Proceeds from business sold             58              --             241
 Change in derivatives, net          (2,275)            938            (644)
 Change in policy loans, net              1             176              (8)
 Change in payables for
  collateral under securities
  lending, net                           --              --             (46)
 Change in all other, net                --               1            (117)
                                  ---------       ---------       ---------
 NET CASH PROVIDED BY (USED FOR)
            INVESTING ACTIVITIES     (1,922)         (2,128)            209
FINANCING ACTIVITIES
 Deposits and other additions to
  investment and universal
  life-type contracts                10,004          12,124          15,405
 Withdrawals and other
  deductions from investment and
  universal life-type contracts     (24,608)        (22,720)        (25,030)
 Net transfers from (to)
  separate accounts related to
  investment and universal
  life-type contracts                13,196          10,439           8,211
 Net increase in securities
  loaned or sold under
  agreements to repurchase            1,615              --              --
 Capital contributions (to) from
  parent                                 --              --            (195)
 Net repayments at maturity or
  settlement of consumer notes         (153)            (68)           (754)
                                  ---------       ---------       ---------
     NET CASH USED FOR FINANCING
                      ACTIVITIES         54            (225)         (2,363)
 Foreign exchange rate effect on
  cash                                   --              (3)             10
 Net increase (decrease) in cash        159             652            (262)
 Cash -- beginning of year            1,183             531             793
                                  ---------       ---------       ---------
 CASH -- END OF YEAR                 $1,342          $1,183            $531
                                  ---------       ---------       ---------
SUPPLEMENTAL DISCLOSURE OF CASH
 FLOW INFORMATION:
 Net cash paid (received) during
  the year for income taxes            (395)           (105)            354
 Noncash return of capital             (126)             --              --
SUPPLEMENTAL DISCLOSURE OF
 NON-CASH INVESTING ACTIVITY
 Conversion of fixed maturities,
  available-for-sale to equity
  securities, available-for-sale         43              --              --

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

Hartford Life Insurance Company (together with its subsidiaries, "HLIC", "Company", "we" or "our") is a provider of insurance and investment products in the United States ("U.S.") and is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"). Hartford Life, Inc., a Delaware corporation ("HLI") is the parent of HLA. The Hartford Financial Services Group, Inc. ("The Hartford") is the ultimate parent of the Company.

On January 1, 2013, HLI completed the sale of its Retirement Plans business to Massachusetts Mutual Life Insurance Company ("MassMutual") and on January 2, 2013 HLI completed the sale of its Individual Life insurance business to The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. ("Prudential"). For further discussion of these and other such transactions, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

On December 10, 2012, HLA received regulatory approval to reorganize its Mutual Funds business for the purpose of streamlining the business by consolidating the entities that provide services to the Mutual Funds business under Hartford Funds Management Group, Inc., also a subsidiary of HLI, thereby separating its Mutual Funds business from its insurance business. The Company effected the reorganization by distributing certain Mutual Funds subsidiaries to HLA in the form of a return of capital effective December 31, 2012. The reorganization was accounted for by the Company as a transfer of net assets at book value between entities under common control.

In connection with the reorganization of the Mutual Funds business, investment advisory agreements between the Company's Mutual Funds subsidiaries and HL Investment Advisors, LLC, an indirect subsidiary of the Company, were terminated effective December 31, 2012. Following the reorganization, Hartford Funds Management Company, LLC, an indirect subsidiary of HLI, will replace HL Investment Advisors, LLC as the investment advisor for The Hartford's mutual funds. The Mutual Funds reporting segment contributed less than 10% of the net income attributable to HLIC for the year ended December 31, 2012. The carrying value of the subsidiaries distributed was $203 and $116 as of December 31, 2012 and 2011, respectively. For further discussion of the reorganization of the Mutual Funds business, see Note 7 --Goodwill and Note 18 -- Discontinued Operations of Notes to Consolidated Financial Statements.

The Consolidated Financial Statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

On January 1, 2012, the Company retrospectively adopted Accounting Standards Update No. 2010-26, FINANCIAL SERVICES -- INSURANCE (TOPIC 944): ACCOUNTING FOR COSTS ASSOCIATED WITH ACQUIRING OR RENEWING INSURANCE CONTRACTS which clarifies the definition of policy acquisition costs that are eligible for deferral. As a result of this accounting change, stockholder's equity as of January 1, 2010, decreased by approximately $1.0 billion, after-tax from $6.3 billion to $5.3 billion due to a reduction of the Company's deferred acquisition cost asset balance related to certain costs that do not meet the provisions of the revised standard.

CONSOLIDATION

The Consolidated Financial Statements include the accounts of HLIC, companies in which the Company directly or indirectly has a controlling financial interest and those variable interest entities ("VIEs") in which the Company is required to consolidate. Entities in which HLIC has significant influence over the operating and financing decisions but are not required to consolidate are reported using the equity method. For further discussions on VIEs, see Note 4 of Notes to Consolidated Financial Statements. Material intercompany transactions and balances between HLIC and its subsidiaries have been eliminated.

DISCONTINUED OPERATIONS

The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

The Company is presenting the operations of certain businesses that meet the criteria for reporting as discontinued operations. Amounts for prior periods have been retrospectively reclassified. For information on the specific businesses and related impacts, see Note 18 -- Discontinued Operations of Notes to Consolidated Financial Statements

USE OF ESTIMATES

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; evaluation of other-than-temporary impairments on available-for-sale securities and valuation allowances on investments; living benefits required to be fair valued; goodwill impairment; valuation of investments and derivative instruments; valuation allowance on deferred tax assets; and contingencies relating to corporate litigation and regulatory matters (see Note 10). The related accounting policies are summarized in the Significant Accounting Policies section of this footnote unless indicated otherwise herein. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

SIGNIFICANT ACCOUNTING POLICIES

The Company's significant accounting policies are as follows:

SEGMENT INFORMATION

The Company currently conducts business in a single reporting segment comprised of business from the Company's U.S. annuity, international annuity, and institutional and private-placement life insurance businesses, as well as the Retirement Plans and Individual Life businesses that were sold in January 2013. In addition, the Company no longer has a Mutual Funds reporting segment following the reorganization of its Mutual Funds business effective December 31, 2012. For further discussion of the Retirement Plans and Individual Life transactions, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements. For further discussion of the reorganization of the Mutual Funds business, see the Basis of Presentation section of this footnote. The Company's determination that it operates in a single reporting segment is based on the fact that the Company's chief operating decision maker reviews the Company's financial performance at a consolidated level.

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. For the Company's traditional life and group disability products premiums are recognized as revenue when due from policyholders.

INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

The Company is included in The Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the "parent down" approach. Under this approach, the Company's deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute. Thus the need for a valuation allowance is determined at the consolidated return level rather than at the level of the individual entities comprising the consolidated group.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are paid to certain life insurance policyholders. Policies that receive dividends are referred to as participating policies. Such dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating policies were 5%, 2% and 3% of the total life insurance policies as of December 31, 2012, 2011, and 2010, respectively. Dividends to policyholders were $20, $17 and $21 for the years ended December 31, 2012, 2011, and 2010, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholder's, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

FAIR VALUE

The following financial instruments are carried at fair value in the Company's Consolidated Financial Statements: fixed maturity and equity securities, available-for-sale ("AFS"), fixed maturities at fair value using fair value option ("FVO"); equity securities, trading; short-term investments; freestanding and embedded derivatives; limited partnerships and other alternative investments measured at fair value; separate account assets; and certain other liabilities.

INVESTMENTS

OVERVIEW

The Company's investments in fixed maturities include bonds, redeemable preferred stock and commercial paper. These investments, along with certain equity securities, which include common and non-redeemable preferred stocks, are classified as AFS and are carried at fair value. The after-tax difference from cost or amortized cost is reflected in stockholders' equity as a component of Other Comprehensive Income (Loss) ("OCI"), after adjustments for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs and reserve adjustments. Fixed maturities for which the Company elected the fair value option are classified as FVO and are carried at fair value. The equity investments associated with the variable annuity products offered in Japan are recorded at fair value and are classified as trading with changes in fair value recorded in net investment income. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value with the change in carrying value primarily accounted for under the equity method and accordingly the Company's share of earnings are included in net investment income. In addition, investment fund accounting is applied to a wholly-owned fund of funds. Recognition of limited partnerships and other alternative investment income is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month delay and hedge funds are on a one-month delay. Accordingly, income for the years ended December 31, 2012, 2011 and 2010 may not include the full impact of current year changes in valuation of the underlying assets and liabilities, which are generally obtained from the limited partnerships and other alternative investments' general partners. Other investments primarily consist of derivatives instruments which are carried at fair value.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS

The Company deems debt securities and certain equity securities with debt-like characteristics (collectively "debt securities") to be other-than-temporarily impaired ("impaired") if a security meets the following conditions: a) the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, or b) the Company does not expect to recover the entire amortized cost basis of the security. If the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. For those impaired debt securities which do not meet the first condition and for which the Company does not expect to recover the entire amortized cost basis, the difference between the security's amortized cost basis and the fair value is separated into the portion representing a credit other-than-temporary impairment ("impairment"), which is recorded in net realized capital losses, and the remaining impairment, which is recorded in OCI. Generally, the Company determines a security's credit impairment as the difference between its amortized cost basis and its best estimate of expected future cash flows discounted at the security's effective yield prior to impairment. The remaining non-credit impairment, which is recorded in OCI, is the difference between the security's fair value and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment, which typically represents current market liquidity and risk premiums. The previous amortized cost basis less the impairment recognized in net realized capital losses becomes the security's new cost basis. The Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary.

The Company's evaluation of whether a credit impairment exists for debt securities includes but is not limited to, the following factors: (a) changes in the financial condition of the security's underlying collateral, (b) whether the issuer is current on contractually obligated interest and principal payments,
(c) changes in the financial condition, credit rating and near-term prospects of the issuer, (d) the extent to which the fair value has been less than the amortized cost of the security and (e) the payment structure of the security. The Company's best estimate of expected future cash flows used to determine the credit loss amount is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the security. The Company's best estimate of future cash flows involves assumptions including, but not limited to, various performance indicators, such as historical and projected default and recovery rates, credit ratings, current and projected delinquency rates, and loan-to-value ("LTV") ratios. In addition, for structured securities, the Company considers factors including, but not limited to, average cumulative collateral loss rates that vary by vintage year, commercial and residential property value declines that vary by property type and location and commercial real estate delinquency levels.

These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value. In addition, projections of expected future debt security cash flows may change based upon new information regarding the performance of the issuer and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For equity securities where the decline in the fair value is deemed to be other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost basis of the security. The previous cost basis less the impairment becomes the security's new cost basis. The Company asserts its intent and ability to retain those equity securities deemed to be temporarily impaired until the price recovers. Once identified, these securities are systematically restricted from trading unless approved by a committee of investment and accounting professionals ("Committee"). The Committee will only authorize the sale of these securities based on predefined criteria that relate to events that could not have been reasonably foreseen. Examples of the criteria include, but are not limited to, the deterioration in the issuer's financial condition, security price declines, a change in regulatory requirements or a major business combination or major disposition.

The primary factors considered in evaluating whether an impairment exists for an equity security include, but are not limited to: (a) the length of time and extent to which the fair value has been less than the cost of the security, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, (c) whether the issuer is current on preferred stock dividends and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

MORTGAGE LOAN VALUATION ALLOWANCES

The Company's security monitoring process reviews mortgage loans on a quarterly basis to identify potential credit losses. Commercial mortgage loans are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Criteria used to determine if an impairment exists include, but are not limited to: current and projected macroeconomic factors, such as unemployment rates, and property-specific factors such as rental rates, occupancy levels, LTV ratios and debt service coverage ratios ("DSCR"). In addition, the Company considers historic, current and projected delinquency rates and property values. These assumptions require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the borrower and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's effective interest rate, (b) the loan's observable market price or, most frequently, (c) the fair value of the collateral. A valuation allowance has been established for either individual loans or as a projected loss contingency for loans with an LTV ratio of 90% or greater and consideration of other credit quality factors, including DSCR. Changes in valuation allowances are recorded in net realized capital gains and losses. Interest income on impaired loans is accrued to the extent it is deemed collectible and the loans continue to perform under the original or restructured terms. Interest income ceases to accrue for loans when it is probable that the Company will not receive interest and principal payments according to the contractual terms of the loan agreement, or if a loan is more than 60 days past due. Loans may resume accrual status when it is determined that sufficient collateral exists to satisfy the full amount of the loan and interest payments, as well as when it is probable cash will be received in the foreseeable future. Interest income on defaulted loans is recognized when received.

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders' share for certain products, are reported as a component of revenues and are determined on a specific identification basis, as well as changes in value associated with fixed maturities for which the fair value option was elected. Net realized capital gains and losses also result from fair value changes in derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, ineffectiveness on derivatives that qualify for hedge accounting treatment, and the change in value of derivatives in certain fair-value hedge relationships and their associated hedged asset. Impairments and mortgage loan valuation allowances are recognized as net realized capital losses in accordance with the Company's policies previously discussed. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.

NET INVESTMENT INCOME

Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. Limited partnerships and other alternative investments primarily use the equity method of accounting to recognize the Company's share of earnings, as well as investment fund accounting applied to a wholly-owned fund of funds. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary. The Company's non-income producing investments were not material for the years ended December 31, 2012, 2011 and 2010.

Net investment income on equity securities, trading, includes dividend income and the changes in market value of the securities associated with the variable annuity products sold in Japan and the United Kingdom. The returns on these policyholder-directed investments inure to the benefit of the variable annuity policyholders but the underlying funds do not meet the criteria for separate account reporting. Accordingly, these assets are reflected in the Company's general account and the returns credited to the policyholders are reflected in interest credited, a component of benefits, losses and loss adjustment expenses.

DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions.

Interest rate, volatility, dividend, credit default and index swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut, the State of Illinois and the State of New York insurance departments.

ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are recognized on the Consolidated Balance Sheets at fair value. For balance sheet presentation purposes, the Company offsets the fair value amounts, income accruals, and cash collateral, related to derivative instruments executed in a legal entity and with the same counterparty under a master netting agreement, which provides the Company with the legal right of offset.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash flow" hedge), (3) a hedge of a net investment in a foreign operation ("net investment" hedge) or (4) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks and do not qualify for hedge accounting.

Fair Value Hedges

Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, including foreign-currency fair value hedges, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense ("periodic derivative net coupon settlements") are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Cash Flow Hedges

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of operations in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Net Investment in a Foreign Operation Hedges

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete, or substantially complete, liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Other Investment and/or Risk Management Activities

The Company's other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the "Change in Variable Cash Flows Method", the "Change in Fair Value Method", the "Hypothetical Derivative Method", or the "Dollar Offset Method".

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is de-designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

EMBEDDED DERIVATIVES

The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

CREDIT RISK

Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. For each legal entity of the Company, credit exposures are generally quantified daily based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds for every counterparty. The maximum uncollateralized threshold for a derivative counterparty for a single legal entity is $10. The Company also minimizes the credit risk of derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company generally requires that derivative contracts, other than exchange traded contracts, certain forward contracts, and certain embedded and reinsurance derivatives, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

CASH

Cash represents cash on hand and demand deposits with banks or other financial institutions.

REINSURANCE

The Company cedes insurance to affiliated and unaffiliated insurers in order to limit its maximum losses and to diversify its exposures and provide statutory surplus relief. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers and is a member of and participates in reinsurance pools and associations. Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e. risk transfer). If the ceded transactions do not provide risk transfer, the Company accounts for these transactions as financing transactions.

Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e. risk transfer). To meet risk transfer requirements, a reinsurance agreement must include insurance risk, consisting of underwriting, investment, and timing risk, and a reasonable possibility of a significant loss to the reinsurer. If the ceded and assumed transactions do not meet risk transfer requirements, the Company accounts for these transactions as financing transactions.

Premiums, benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance agreements. Included in reinsurance recoverables are balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of an allowance for uncollectible reinsurance.

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements, and variations thereof. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The Company evaluates the financial condition of its reinsurers and concentrations of credit risk. Reinsurance is placed with reinsurers that meet strict financial criteria established by the Company. As of December 31, 2012, 2011 and 2010, there were no reinsurance-related concentrations of credit risk greater than 10% of the Company's stockholders' equity. As of December 31, 2012, 2011 and 2010, the Company's policy for the largest amount retained on any one life by the Life Insurance segment was $10.

DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Deferred policy acquisition costs represent costs that are directly related to the successful acquisition of new and renewal insurance contracts and incremental direct costs of contract acquisition that are incurred in transactions with either independent third parties or employees. The Company's DAC asset, which includes the present value of future profits, is related to most universal life-type contracts (including variable annuities) and is amortized over the estimated life of the contracts acquired in proportion to the present value of estimated gross profits. EGPs are also used to amortize other assets and liabilities in the Company's Consolidated Balance Sheets such as, sales inducement assets and unearned revenue reserves. Components of EGPs are used to determine reserves for universal life type contracts (including variable annuities) with death or other insurance benefits such as guaranteed minimum death, guaranteed minimum income and universal life secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.

For most contracts, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that timeframe are immaterial. Products sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity and variable universal life products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder's account balance; surrender and lapse rates; interest margin; mortality; and the extent and duration of hedging activities and hedging costs.

The Company determines EGPs from a single deterministic reversion to mean separate account return projection which is an estimation technique commonly used by insurance entities to project future separate account returns. Through this estimation technique, the Company's DAC model is adjusted to reflect actual account values at the end of each quarter. Through a consideration of recent market returns, the Company will unlock, or adjust, projected returns over a future period so that the account value returns to the long-term expected rate of return, providing that those projected returns do not exceed certain caps or floors. This Unlock for future separate account returns is determined each quarter.

In the third quarter of each year, the Company completes a comprehensive non-market related policyholder behavior assumption study and incorporates the results of those studies into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and periodically revises its policyholder assumptions as credible emerging data indicates that changes are warranted. Upon completion of an assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the DAC, SIA and URR amortization models, as well as, the death and other insurance benefit reserving models.

All assumption changes that affect the estimate of future EGPs including the update of current account values, the use of the RTM estimation technique, and policyholder behavior assumptions are considered an Unlock in the period of revision. An Unlock adjusts the DAC, SIA, URR and death and other insurance benefit reserve balances in the Consolidated Balance Sheets with an offsetting benefit or charge in the Consolidated Statements of Operations in the period of the revision. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.

An Unlock revises EGPs to reflect the Company's current best estimate assumptions. The Company also tests the aggregate recoverability of DAC by comparing the existing DAC balance to the present value of future EGPs.

GOODWILL

Goodwill represents the excess of costs over the fair value of net assets acquired. Goodwill is not amortized but is reviewed for impairment at least annually or more frequently if events occur or circumstances change that would indicate that a triggering event for a potential impairment has occurred. During the fourth quarter of 2011, the Company changed the date of its annual impairment test for all reporting units to October 31st from January 1st. As a result, all reporting units performed an impairment test on October 31, 2011 in addition to the annual impairment test performed on January 1, 2011. The change was made to be consistent across all of the parent company's reporting units and to more closely align the impairment testing date with the long-range planning and forecasting process. The Company determined that this change in accounting principle is preferable under the circumstances and does not result in any delay, acceleration or avoidance of impairment. As it was impracticable to objectively determine projected cash flows and related valuation estimates as of each October 31 for periods prior to October 31, 2011 without applying information that has been learned since those periods, the Company prospectively applied the change in the annual goodwill impairment testing date from October 31, 2011.

The goodwill impairment test follows a two-step process. In the first step, the fair value of a reporting unit is compared to its carrying value. If the carrying value of a reporting unit exceeds its fair value, the second step of the impairment test is performed for purposes of measuring the impairment. In the second step, the fair value of the reporting unit is allocated to all of the assets and liabilities of the reporting unit to determine an implied goodwill value. If the carrying amount of the reporting unit's goodwill exceeds the implied goodwill value, an impairment loss is recognized in an amount equal to that excess.

Management's determination of the fair value of each reporting unit incorporates multiple inputs into discounted cash flow calculations, including assumptions that market participants would make in valuing the reporting unit. Assumptions include levels of economic capital, future business growth, earnings projections, assets under management for certain reporting units, and the weighted average cost of capital used for purposes of discounting. Decreases in the amount of economic capital allocated to a reporting unit, decreases in business growth, decreases in earnings projections and increases in the weighted average cost of capital will all cause a reporting unit's fair value to decrease.

SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

The Company records the variable portion of individual variable annuities, 401(k), institutional, 403(b)/457, private placement life and variable life insurance products within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by the related liability changes reported in the same line item in the Consolidated Statements of Operations. The Company earns fees for investment management, certain administrative expenses, and mortality and expense risks assumed which are reported in fee income.

Certain contracts classified as universal life-type include death and other insurance benefit features including GMDB offered with variable annuity contracts, or secondary guarantee benefits offered with universal life ("UL") insurance contracts. GMDBs have been written in various forms as described in this note. UL secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. These death and other insurance benefit features require an additional liability be held above the account value liability representing the policyholders' funds. This liability is reported in reserve for future policy benefits in the Company's Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses in the Company's Consolidated Statements of Operations.

Consistent with the Company's policy on DAC Unlock, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefits, losses and loss adjustment expense. For further information on the DAC Unlock, see Note 6 -- Deferred Policy Acquisition Costs and Present Value of Future Benefits.

The Company reinsures the GMDBs associated with its in-force block of business. The Company also assumes, through reinsurance, minimum death, income, withdrawal and accumulation benefits offered by an affiliate. The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder's expected account value in proportion to the present value of total expected assessments. The additional death and other insurance benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID LOSSES AND LOSS ADJUSTMENT

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid losses and future policy benefits. Liabilities for unpaid losses include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as gender, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations and, as such, provisions for adverse deviation are built into the long-tailed liability assumptions.

Certain contracts classified as universal life-type may also include additional death or other insurance benefit features, such as guaranteed minimum death benefits offered with variable annuity contracts and no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the benefits in excess of the projected account value in proportion to the present value of total expected assessments. Excess benefits are accrued as a liability as actual assessments are recorded. Determination of the expected value of excess benefits and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrender rates and mortality experience. Revisions to assumptions are made consistent with the Company's process for a DAC unlock. For further information, see MD&A, Critical Accounting Estimates, Life Deferred Policy Acquisition Costs and Present Value of Future Benefits.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

The Company has classified its fixed and variable annuities, 401(k), certain governmental annuities, private placement life insurance ("PPLI"), variable universal life insurance, universal life insurance and interest sensitive whole life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date (commonly referred to as the account value), including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date. Contract holder funds include funding agreements held by Variable Interest Entities issuing medium-term notes.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholders' equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are generally their functional currencies.

2. BUSINESS DISPOSITIONS

SALE OF RETIREMENT PLANS

On January 1, 2013, HLI completed the sale of its Retirement Plans business to MassMutual for a ceding commission of $355. The sale was structured as a reinsurance transaction and is estimated to result in an after tax gain consisting of a reinsurance loss, offset by realized capital gains. Upon closing, in the first quarter of 2013 the Company reinsured $9.2 billion of policyholder liabilities and $26.3 billion of separate account liabilities under indemnity reinsurance arrangements. The Company also transferred invested assets with a carrying value of $9.3 billion, net of the ceding commission, to MassMutual and wrote off $100 of deferred acquisition costs, deferred income taxes, goodwill, and other assets associated with the disposition. These amounts are subject to change pending final determination of the net assets sold, transaction costs and other adjustments.

SALE OF INDIVIDUAL LIFE

On January 2, 2013 HLI completed the sale of its Individual Life insurance business to Prudential for consideration of $615, consisting primarily of a ceding commission, of which $590 is attributable to the Company. The sale was structured as a reinsurance transaction and is estimated to result in a loss on business disposition consisting of a reinsurance loss offset by realized capital gains. Upon closing, in the first quarter of 2013 the Company reinsured $8.3 billion of policyholder liabilities and $5.3 billion of separate account liabilities under indemnity reinsurance arrangements. The Company also transferred invested assets with a carrying value of $7.6 billion, exclusive of $1.4 billion assets supporting the modified coinsurance agreement, net of cash transferred in place of short-term investments, to Prudential and wrote off $1.8 billion of deferred acquisition costs, deferred income taxes, goodwill and other assets, and $1.9 billion of other liabilities associated with the disposition. These amounts are subject to change pending final determination of the net assets sold, transaction costs and other adjustments.

The estimated reinsurance loss on business disposition of $61, pre tax, for the year ended December 31, 2012 includes a goodwill impairment charge of the same amount. This estimate reflects management's best estimate of the potential loss from this transaction. For further information regarding the Company's 2012 goodwill impairment testing, see Note 7 -- Goodwill of Notes to Consolidated Financial Statements. The estimated reinsurance loss on business disposition is subject to change pending final determination of the net assets sold, transaction costs and other adjustments.

COMPOSITION OF INVESTED ASSETS TRANSFERRED

The following table presents invested assets transferred by the Company in connection with the sale of the Retirement Plans and Individual Life businesses in January 2013. In December 2012, the Company recognized intent-to-sell impairments of $173 and gains on derivatives hedging of $108 associated with the sale of these assets.

                                                    AS OF DECEMBER 31, 2012
                                                        CARRYING VALUE
--------------------------------------------------------------------------------
Asset-backed securities ("ABS")                                 $289
Collateralized debt obligations ("CDOs") (1)                     474
Commercial mortgage-backed securities
 ("CMBS")                                                        940
Corporate                                                     11,330
Foreign govt./govt. agencies                                     263
Municipal                                                        899
Residential mortgage-backed securities
 ("RMBS")                                                        705
U.S. Treasuries                                                  115
                                                           ---------
   TOTAL FIXED MATURITIES, AFS, AT FAIR VALUE
              (AMORTIZED COST OF $13,596) (2)                 15,015
                                                           ---------
Equity securities, AFS, at fair value (cost
 of $27) (3)                                                      28
Fixed maturities, at fair value using the FVO
 (4)                                                              16
Mortgage loans (net of allowances for loan
 losses of $1)                                                 1,288
Policy loans, at outstanding balance                             542
                                                           ---------
            TOTAL INVESTED ASSETS TRANSFERRED                $16,889
                                                           ---------

(1) The market value includes the fair value of bifurcated embedded derivative features of certain securities. Changes in fair value are recorded in the net unrealized capital gains (losses).

(2) Includes $14.4 billion and $657 of securities in level 2 and 3 of the fair value hierarchy, respectively.

(3) All equity securities transferred are included in level 2 of the fair value hierarchy.

(4) All FVO securities transferred are included in level 3 of the fair value hierarchy.

PURCHASE AGREEMENT WITH FORETHOUGHT FINANCIAL GROUP, INC.

On December 31, 2012, The Hartford completed the sale of its U.S. individual annuity new business capabilities to Forethought Financial Group. Effective May 1, 2012, all new U.S. annuity policies sold by the Company are reinsured to Forethought Life Insurance Company. The Company will cease the sale of such annuity policies and the reinsurance agreement will terminate as to new business in the second quarter of 2013. The reinsurance agreement has no impact on in-force policies issued on or before April 27, 2012 and the impact of this transaction was not material to the Company's results of operations, financial position or liquidity.

SALE OF WOODBURY FINANCIAL SERVICES, INC.

On November 30, 2012, The Hartford completed the sale of Woodbury Financial Services, an indirect wholly-owned subsidiary, to AIG Advisor Group, a subsidiary of American International Group, Inc. The impact of the disposition of this business was not material to the Company's results of operations, financial position or liquidity.

SERVICING AGREEMENT OF HARTFORD LIFE PRIVATE PLACEMENT LLC

On July 13, 2012, The Hartford closed a sale transaction with Philadelphia Financial Group whereby Philadelphia Financial Group acquired certain assets used to administer the Company's private placement life insurance ("PPLI") businesses and will service the PPLI businesses. The Company retained certain corporate functions associated with this business as well as the mortality risk on the insurance policies. Upon closing, the Company recorded a deferred gain of $61 after-tax, which will be amortized over the estimated life of the underlying insurance policies.

See Note 18 -- Discontinued Operations of Notes to Consolidated Financial Statements for the Mutual Funds reorganization and sale of certain subsidiaries that are being reported as discontinued operations.

3.  FAIR VALUE MEASUREMENTS

The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2 or 3).

Level 1  Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the
         Company has the ability to access at the measurement date. Level 1 securities include highly liquid U.S.
         Treasuries, money market funds and exchange traded equity securities, open-ended mutual funds reported in separate account assets and exchange-traded derivative securities.
Level 2  Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most fixed maturities and preferred stocks, including those reported in separate account assets, are model priced by vendors using observable inputs and are classified within Level 2. Also included are limited partnerships and other alternative assets measured at fair value where an investment can be redeemed, or substantially redeemed, at the NAV at the measurement date or in the near-term, not to exceed 90 days.
Level 3  Valuations that are derived from techniques in which one or more of the significant inputs are unobservable
         (including assumptions about risk). Level 3 securities include less liquid securities, guaranteed product embedded and reinsurance derivatives and other complex derivative securities, as well as limited partnerships and other alternative investments carried at fair value that cannot be redeemed in the near-term at the NAV. Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. As of December 31, 2012, the amount of transfers from Level 1 to Level 2 was $1.5 billion, which represented previously on-the-run U.S. Treasury securities that are now off-the-run, and there were no transfers from Level 2 to Level 1. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's fixed maturities included in Level 3 are classified as such because these securities are primarily priced by independent brokers and/or within illiquid markets.

The following tables present assets and (liabilities) carried at fair value by hierarchy level. These disclosures provide information as to the extent to which the Company uses fair value to measure financial instruments and information about the inputs used to value those financial instruments to allow users to assess the relative reliability of the measurements. The following table presents assets and (liabilities) carried at fair value by hierarchy level.

                                                                         DECEMBER 31, 2012
                                                          QUOTED PRICES                 SIGNIFICANT               SIGNIFICANT
                                                      IN ACTIVE MARKETS FOR             OBSERVABLE               UNOBSERVABLE
                                                        IDENTICAL ASSETS                  INPUTS                    INPUTS
                                     TOTAL                  (LEVEL 1)                    (LEVEL 2)                 (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR
 VALUE ON A RECURRING BASIS
Fixed maturities, AFS
 ABS                                   $1,673                     $ --                      $1,435                      $238
 CDOs                                   2,160                       --                       1,437                       723
 CMBS                                   3,912                       --                       3,380                       532
 Corporate                             30,979                       --                      29,639                     1,340
 Foreign government/government
  agencies                              1,460                       --                       1,426                        34
 States, municipalities and
  political subdivisions
  ("Municipal")                         1,998                       --                       1,829                       169
 RMBS                                   4,671                       --                       3,538                     1,133
 U.S. Treasuries                        2,551                       78                       2,473                        --
                                  -----------              -----------                   ---------                 ---------
Total fixed maturities                 49,404                       78                      45,157                     4,169
Fixed maturities, FVO                   1,010                        6                         805                       199
Equity securities, trading              1,847                    1,847                          --                        --
Equity securities, AFS                    400                      203                         142                        55
Derivative assets
 Credit derivatives                       (10)                      --                          --                       (10)
 Equity derivatives                        30                       --                          --                        30
 Foreign exchange derivatives             104                       --                         104                        --
 Interest rate derivatives                108                       --                         144                       (36)
 U.S. guaranteed minimum
  withdrawal benefit ("GMWB")
  hedging instruments                      36                       --                         (53)                       89
 U.S. macro hedge program                 186                       --                          --                       186
 International program hedging
  instruments                             127                       --                         142                       (15)
                                  -----------              -----------                   ---------                 ---------
Total derivative assets (1)               581                       --                         337                       244
Short-term investments                  2,354                      242                       2,112                        --
Limited partnerships and other
 alternative investments (2)              414                       --                         264                       150
Reinsurance recoverable for U.S.
 GMWB and Japan GMWB, GMIB, and
 GMAB                                   1,081                       --                          --                     1,081
Separate account assets (3)           138,497                   97,976                      39,938                       583
                                  -----------              -----------                   ---------                 ---------
   TOTAL ASSETS ACCOUNTED FOR AT
 FAIR VALUE ON A RECURRING BASIS     $195,588                 $100,352                     $88,755                    $6,481
                                  -----------              -----------                   ---------                 ---------
PERCENTAGE OF LEVEL TO TOTAL              100%                      52%                         45%                        3%
                                  -----------              -----------                   ---------                 ---------
LIABILITIES ACCOUNTED FOR AT
 FAIR VALUE ON A RECURRING BASIS
Other policyholder funds and
 benefits payable
 Guaranteed living benefits           $(3,119)                    $ --                        $ --                   $(3,119)
 Equity linked notes                       (8)                      --                          --                        (8)
                                  -----------              -----------                   ---------                 ---------
Total other policyholder funds
 and benefits payable                  (3,127)                      --                          --                    (3,127)
                                  -----------              -----------                   ---------                 ---------
Derivative liabilities
 Credit derivatives                        (6)                      --                         (20)                       14
 Equity derivatives                        15                       --                          --                        15
 Foreign exchange derivatives             (17)                      --                         (17)                       --
 Interest rate derivatives               (359)                      --                        (338)                      (21)
 U.S. GMWB hedging instruments            536                       --                         106                       430
 U.S. macro hedge program                 100                       --                          --                       100
 International program hedging
  instruments                            (231)                      --                        (171)                      (60)
                                  -----------              -----------                   ---------                 ---------
Total derivative liabilities (4)           38                       --                        (440)                      478
Other liabilities                          --                       --                          --                        --
Consumer notes (5)                         (2)                      --                          --                        (2)
                                  -----------              -----------                   ---------                 ---------
 TOTAL LIABILITIES ACCOUNTED FOR
    AT FAIR VALUE ON A RECURRING
                           BASIS      $(3,091)                    $ --                       $(440)                  $(2,651)
                                  -----------              -----------                   ---------                 ---------

                                                                         DECEMBER 31, 2011
                                                          QUOTED PRICES                 SIGNIFICANT               SIGNIFICANT
                                                      IN ACTIVE MARKETS FOR             OBSERVABLE               UNOBSERVABLE
                                                        IDENTICAL ASSETS                  INPUTS                    INPUTS
                                     TOTAL                  (LEVEL 1)                    (LEVEL 2)                 (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR
 VALUE ON A RECURRING BASIS
Fixed maturities, AFS
 ABS                                   $2,093                     $ --                      $1,776                      $317
 CDOs                                   1,798                       --                       1,470                       328
 CMBS                                   4,269                       --                       3,921                       348
 Corporate                             30,229                       --                      28,732                     1,497
 Foreign government/government
  agencies                              1,224                       --                       1,187                        37
 States, municipalities and
  political subdivisions
  ("Municipal")                         1,557                       --                       1,175                       382
 RMBS                                   3,823                       --                       2,890                       933
 U.S. Treasuries                        2,785                      487                       2,298                        --
                                  -----------              -----------                   ---------                 ---------
Total fixed maturities                 47,778                      487                      43,449                     3,842
Fixed maturities, FVO                   1,317                       --                         833                       484
Equity securities, trading              1,967                    1,967                          --                        --
Equity securities, AFS                    398                      227                         115                        56
Derivative assets
 Credit derivatives                       (27)                      --                          (6)                      (21)
 Equity derivatives                        31                       --                          --                        31
 Foreign exchange derivatives             505                       --                         505                        --
 Interest rate derivatives                 78                       --                          38                        40
 U.S. GMWB hedging instruments            494                       --                          11                       483
 U.S. macro hedge program                 357                       --                          --                       357
 International program hedging
  instruments                             533                       --                         567                       (34)
                                  -----------              -----------                   ---------                 ---------
Total derivative assets (1)             1,971                       --                       1,115                       856
Short-term investments                  3,882                      520                       3,362                        --
Reinsurance recoverable for U.S.
 GMWB and Japan GMWB, GMIB, and
 GMAB                                   3,073                       --                          --                     3,073
Separate account assets (3)           139,421                  101,633                      36,757                     1,031
                                  -----------              -----------                   ---------                 ---------
   TOTAL ASSETS ACCOUNTED FOR AT
       FAIR VALUE ON A RECURRING
                           BASIS     $199,807                 $104,834                     $85,631                    $9,342
                                  -----------              -----------                   ---------                 ---------
LIABILITIES ACCOUNTED FOR AT
 FAIR VALUE ON A RECURRING BASIS
Other policyholder funds and
 benefits payable
 Guaranteed living benefits           $(5,776)                    $ --                        $ --                   $(5,776)
 Equity linked notes                       (9)                      --                          --                        (9)
                                  -----------              -----------                   ---------                 ---------
Total other policyholder funds
 and benefits payable                  (5,785)                      --                          --                    (5,785)
Derivative liabilities
 Credit derivatives                      (493)                      --                         (25)                     (468)
 Equity derivatives                         5                       --                          --                         5
 Foreign exchange derivatives             140                       --                         140                        --
 Interest rate derivatives               (315)                      --                        (184)                     (131)
 U.S. GMWB hedging instruments            400                       --                          --                       400
 International program hedging
  instruments                               9                       --                          10                        (1)
                                  -----------              -----------                   ---------                 ---------
Total derivative liabilities (4)         (254)                      --                         (59)                     (195)
Other liabilities                          (9)                      --                          --                        (9)
Consumer notes (5)                         (4)                      --                          --                        (4)
                                  -----------              -----------                   ---------                 ---------
 TOTAL LIABILITIES ACCOUNTED FOR
    AT FAIR VALUE ON A RECURRING
                           BASIS      $(6,052)                    $ --                        $(59)                  $(5,993)
                                  -----------              -----------                   ---------                 ---------

(1) Includes over-the-counter derivative instruments in a net asset value position which may require the counterparty to pledge collateral to the Company. At December 31, 2012 and December 31, 2011, $92 million and $1.4 billion, respectively, was the amount of cash collateral liability that was netted against the derivative asset value on the Consolidated Balance Sheet, and is excluded from the table above. For further information on derivative liabilities, see below in this Note 3.

(2) Represents hedge funds where investment company accounting has been applied to a wholly-owned fund of funds measured at value.

(3) As of December 31, 2012 and December 31, 2011, excludes approximately $3.1 billion and $4.0 billion, respectively, of investment sales receivable that are not subject to fair value accounting.

(4) Includes over-the-counter derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll forward table included below in this Note, the derivative asset and liability are referred to as "freestanding derivatives" and are presented on a net basis.

(5) Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion, reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent a reasonable estimate of fair value. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

The fair value process is monitored by the Valuation Committee, which is a cross-functional group of senior management within the Company that meets at least quarterly. The Valuation Committee is co-chaired by the Heads of Investment Operations and Accounting and has representation from various investment sector professionals, accounting, operations, legal, compliance and risk management. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments, as well as addressing fair valuation issues and approving changes to valuation methodologies and pricing sources. There is also a Fair Value Working Group ("Working Group") which includes the Heads of Investment Operations and Accounting, as well as other investment, operations, accounting and risk management professionals that meet monthly to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes described in more detail in the following paragraphs.

AFS, FIXED MATURITIES, FVO, EQUITY SECURITIES, TRADING, AND SHORT-TERM
INVESTMENTS

The fair value of AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments in an active and orderly market (e.g. not distressed or forced liquidation) are determined by management after considering one of three primary sources of information: third-party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third-party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Typical inputs used by these pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flows, prepayments speeds and default rates. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third-party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third-party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of ABS and RMBS are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

A pricing matrix is used to price private placement securities for which the Company is unable to obtain a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities.

The Working Group performs an ongoing analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. As a part of this analysis, the Company considers trading volume, new issuance activity and other factors to determine whether the market activity is significantly different than normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.

The Company conducts other specific activities to monitor controls around pricing. Daily analyses identify price changes over 3-5%, sale trade prices that differ over 3% from the prior day's price and purchase trade prices that differ more than 3% from the current day's price. Weekly analyses identify prices that differ more than 5% from published bond prices of a corporate bond index. Monthly analyses identify price changes over 3%, prices that haven't changed, missing prices and second source validation on most sectors. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differ from what the Company feels a market participant would use. Any changes from the identified pricing source are verified by further confirmation of assumptions used. Examples of other procedures performed include, but are not limited to, initial and on-going review of third-party pricing services' methodologies, review of pricing statistics and trends and back testing recent trades.

The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

DERIVATIVE INSTRUMENTS, INCLUDING EMBEDDED DERIVATIVES WITHIN INVESTMENTS

Derivative instruments are fair valued using pricing valuation models; that utilize independent market data inputs, quoted market prices for exchange-traded derivatives, or independent broker quotations. Excluding embedded and reinsurance related derivatives, as of December 31, 2012 and December 31, 2011, 98% and 98%, respectively, of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations. The Company performs a monthly analysis on derivative valuations which includes both quantitative and qualitative analysis. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, back testing recent trades, analyzing the impacts of changes in the market environment, and review of changes in market value for each derivative including those derivatives priced by brokers.

The Company performs various controls on derivative valuations which includes both quantitative and qualitative analysis. Analyses are conducted by a dedicated derivative pricing team that works directly with investment sector professionals to analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than predefined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives, as well as for all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval. There is a monthly control to review changes in pricing sources to ensure that new models are not moved to production until formally approved.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

LIMITED PARTNERSHIPS AND OTHER ALTERNATIVE INVESTMENTS

Limited partnerships and other alternative investments include hedge funds where investment company accounting has been applied to a wholly-owned fund of funds measured at fair value. These funds are fair valued using the net asset value per share or equivalent ("NAV"), as a practical expedient, calculated on a monthly basis and is the amount at which a unit or shareholder may redeem their investment, if redemption is allowed. Certain impediments to redemption include, but are not limited to the following: 1) redemption notice may be required and the notice period may be as long as 90 days, 2) redemption may be restricted (e.g. only be allowed on a quarter-end), 3) a holding period referred to as a lock-up may be imposed whereby an investor must hold their investment for a specified period of time before they can make a notice for redemption, 4) gating provisions may limit all redemptions in a given period to a percentage of the entities' equity interests, or may only allow an investor to redeem a portion of their investment at one time and 5) early redemption penalties may be imposed that are expressed as a percentage of the amount redeemed. The Company will assess impediments to redemption and current market conditions that will restrict the redemption at the end of the notice period. Any funds that are subject to significant liquidity restrictions are reported in Level 3; all others will be classified as Level 2.

VALUATION TECHNIQUES AND INPUTS FOR INVESTMENTS

Generally, the Company determines the estimated fair value of its AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. Certain limited partnerships and other alternative investments are measured at fair value using a NAV as a practical expedient. For Level 1 investments, which are comprised of on-the-run U.S. Treasuries, exchange-traded equity securities, short-term investments, exchange traded futures, and option and swap contracts, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For most of the Company's debt securities, the following inputs are typically used in the Company's pricing methods: reported trades, benchmark yields, bids and/or estimated cash flows. For securities except U.S. Treasuries, inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company's Level 2 and Level 3 measurements is listed below:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third party pricing services. These investments include most fixed maturities and preferred stocks, including those reported in separate account assets, as well as certain limited partnerships and other alternative investments.

      - ABS, CDOS, CMBS AND RMBS -- Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, credit default swap indices and, for ABS and RMBS, estimated prepayment rates.

      - CORPORATES, INCLUDING INVESTMENT GRADE PRIVATE PLACEMENTS -- Primary inputs also include observations of credit default swap curves related to the issuer.

      - FOREIGN GOVERNMENT/GOVERNMENT AGENCIES -- Primary inputs also include observations of credit default swap curves related to the issuer and political events in emerging markets.

      - MUNICIPALS -- Primary inputs also include Municipal Securities Rulemaking Board reported trades and material event notices, and issuer financial statements.

      - SHORT-TERM INVESTMENTS -- Primary inputs also include material event notices and new issue money market rates.

      - EQUITY SECURITIES, TRADING -- Consist of investments in mutual funds. Primary inputs include net asset values obtained from third party pricing services.

      - CREDIT DERIVATIVES -- Primary inputs include the swap yield curve and credit default swap curves.

      - FOREIGN EXCHANGE DERIVATIVES -- Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

      -   INTEREST RATE DERIVATIVES -- Primary input is the swap yield curve.

      - LIMITED PARTNERSHIPS AND OTHER ALTERNATIVE INVESTMENTS -- Primary inputs include a NAV for investment companies with no redemption restrictions as reported on their U.S. GAAP financial statements.

Level 3 Most of the Company's securities classified as Level 3 include less liquid securities such as lower quality ABS, CMBS, commercial real estate ("CRE") CDOs and RMBS primarily backed by below- prime loans. Securities included in level 3 are primarily valued based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third party pricing services, including municipal securities, foreign government/government agencies, bank loans and below investment grade private placement securities. Primary inputs for these long-dated securities are consistent with the typical inputs used in Level 1 and Level 2 measurements noted above, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Level 3 investments also include certain limited partnerships and other alternative investments measured at fair value where the Company does not have the ability to redeem the investment in the near-term at the NAV. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include the following:

       - CREDIT DERIVATIVES -- Significant unobservable inputs may include credit correlation and swap yield curve and credit curve extrapolation beyond observable limits.

       - EQUITY DERIVATIVES -- Significant unobservable inputs may include equity volatility.

       - INTEREST RATE CONTRACTS -- Significant unobservable inputs may include swap yield curve extrapolation beyond observable limits and interest rate volatility.

SIGNIFICANT UNOBSERVABLE INPUTS FOR LEVEL 3 ASSETS MEASURED AT FAIR VALUES

The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value.

                            As of December 31, 2012

                                           PREDOMINANT
                     FAIR               VALUATION                    UNOBSERVABLE
SECURITIES           VALUE                METHOD                        INPUT
---------------------------------------------------------------------------------------
ASSETS
ACCOUNTED FOR
AT FAIR VALUE ON
A RECURRING
BASIS
CMBS                   $532            Discounted                   Spread (encompasses)
                                       cash flows              prepayment, default risk
                                                                       and lossseverity
Corporate (3)           888            Discounted              Spread
                                       cash flows
Municipal               169            Discounted              Spread
                                       cash flows
RMBS                  1,133            Discounted              Spread
                                       cash flows
                                                               Constant prepayment
                                                               rate
                                                               Constant default
                                                               rate
                                                               Loss severity

                                                              PREDOMINANT
                                                                                   WEIGHTED               INCREASE IN INPUT
SECURITIES                    MINIMUM                   MAXIMUM                  AVERAGE (1)              ON FAIR VALUE (2)
------------------  ---------------------------------------------------------------------------------------------------------
ASSETS
ACCOUNTED FOR
AT FAIR VALUE ON
A RECURRING
BASIS
CMBS                            320bps                   3,615bps                   1,013bps                    Decrease

Corporate (3)                   145bps                     900bps                     333bps                    Decrease

Municipal                       227bps                     344bps                     254bps                    Decrease

RMBS                             54bps                   1,689bps                     379bps                    Decrease

                                   0.0%                      12.0%                       2.0%                   Decrease   (4)

                                   1.0%                      24.0%                       8.0%                   Decrease

                                    --%                     100.0%                      80.0%                   Decrease

(1) The weighted average is determined based on the fair value of the securities.

(2) Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.

(3) Level 3 corporate securities excludes those for which the Company bases fair value on broker quotations as discussed below.

(4) Decrease for above market rate coupons and increase for below market rate coupons.

                            As of December 31, 2012

                                                  UNOBSERVABLE INPUTS

                           FAIR         PREDOMINANT VALUATION              SIGNIFICANT
FREESTANDING DERIVATIVES   VALUE                METHOD                  UNOBSERVABLE INPUT
---------------------------------------------------------------------------------------------
Equity derivatives
 Equity options               $45            Option model                   Equity volatility
Interest rate derivative
 Interest rate swaps          (57)             Discounted                Swap curve beyond 30
                                               cash flows                               years
U.S. GMWB hedging
instruments
 Equity options               281            Option model                   Equity volatility
 Customized swaps             238              Discounted                   Equity volatility
                                               cash flows
U.S. macro hedge program
 Equity options               286            Option model                   Equity volatility
International hedging
program
 Equity options                44            Option model                   Equity volatility
 Long interest rate          (119)           Option model            Interest rate volatility

                                                       UNOBSERVABLE INPUTS
                                                                                         IMPACT OF
                                                                                     INCREASE IN INPUT
FREESTANDING DERIVATIVES            MINIMUM                   MAXIMUM                ON FAIR VALUE (1)
------------------------  ------------------------------------------------------------------------------
Equity derivatives
 Equity options                           13%                        24%                   Increase
Interest rate derivative
 Interest rate swaps                     2.8%                       2.8%                   Increase

U.S. GMWB hedging
instruments
 Equity options                           10%                        31%                   Increase
 Customized swaps                         10%                        50%                   Increase

U.S. macro hedge program
 Equity options                           24%                        43%                   Increase
International hedging
program
 Equity options                           22%                        33%                   Increase
 Long interest rate                       --%                         1%                   Increase

(1) Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

Securities and derivatives for which the Company bases fair value on broker quotations predominately include ABS, CDOs, corporate, fixed maturities, FVO and certain credit derivatives. Due to the lack of transparency in the process brokers use to develop prices for these investments, the Company does not have access to the significant unobservable inputs brokers use to price these securities and derivatives. The Company believes however, the types of inputs brokers may use would likely be similar to those used to price securities and derivatives for which inputs are available to the Company, and therefore may include, but not be limited to, loss severity rates, constant prepayment rates, constant default rates and credit spreads. Therefore, similar to non broker priced securities and derivatives, generally, increases in these inputs would cause fair values to decrease. For the year ended, December 31, 2012, no significant adjustments were made by the Company to broker prices received.

Excluded from the tables above are limited partnerships and other alternative investments which total $150 of Level 3 assets measured at fair value. The predominant valuation method uses a NAV calculated on a monthly basis and represents funds where the Company does not have the ability to redeem the investment in the near-term at that NAV, including an assessment of the investee's liquidity.

PRODUCT DERIVATIVES

The Company currently offers and subsequently reinsures certain variable annuity products with GMWB riders in the U.S., and formerly offered GMWBs in the U.K. The Company has also assumed, through reinsurance from Hartford Life Insurance KK ("HLIKK"), a Japanese affiliate of the Company, guaranteed minimum income benefit ('GMIB"), GMWB and guaranteed minimum accumulation benefit ("GMAB") riders. The Company has subsequently ceded certain GMWB rider liabilities and the assumed reinsurance from HLIKK to an affiliated captive reinsurer. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. Certain contract provisions can increase the GRB at contract holder election or after the passage of time. The GMWB represents an embedded derivative in the variable annuity contract. The GMWB represents an embedded derivative in the variable annuity contract. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses. The Company's GMWB liability is carried at fair value and reported in other policyholder funds. The notional value of the embedded derivative is the GRB.

In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract reported in fee income.

The reinsurance assumed on the HLIKK GMIB, GMWB, and GMAB and ceded to an affiliated captive reinsurer meets the characteristics of a free-standing derivative instrument. As a result, the derivative asset or liability is recorded at fair value with changes in the fair value reported in net realized capital gains and losses.

LIVING BENEFITS REQUIRED TO BE FAIR VALUED (IN OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE)

Living benefits required to be fair valued include U.S guaranteed withdrawal benefits, international guaranteed withdrawal benefits and international other guaranteed living benefits. Fair values for GMWB and GMAB contracts are calculated using the income approach based upon internally developed models because active, observable markets do not exist for those items. The fair value of the Company's guaranteed benefit liabilities, classified as embedded derivatives, and the related reinsurance and customized freestanding derivatives is calculated as an aggregation of the following components: Best Estimate Claims Costs calculated based on actuarial and capital market assumptions related to projected cash flows over the lives of the contracts; Credit Standing Adjustment; and Margins representing an amount that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants, including reinsurance discussions and transactions. The Company believes the aggregation of these components, as necessary and as reconciled or calibrated to the market information available to the Company, results in an amount that the Company would be required to transfer or receive, for an asset, to or from market participants in an active liquid market, if one existed, for those market participants to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. The fair value is likely to materially diverge from the ultimate settlement of the liability as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus risk margins. In the absence of any transfer of the guaranteed benefit liability to a third party, the release of risk margins is likely to be reflected as realized gains in future periods' net income. Each component described below is unobservable in the marketplace and requires subjectivity by the Company in determining their value.

Oversight of the Company's valuation policies and processes for product and U.S. GMWB reinsurance derivatives is performed by a multidisciplinary group comprised of finance, actuarial and risk management professionals. This multidisciplinary group reviews and approves changes and enhancements to the Company's valuation model as well as associated controls.

BEST ESTIMATE CLAIMS COSTS

The Best Estimate Claims Costs is calculated based on actuarial and capital market assumptions related to projected cash flows, including the present value of benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization (for the customized derivatives, policyholder behavior is prescribed in the derivative contract). Because of the dynamic and complex nature of these cash flows, best estimate assumptions and a Monte Carlo stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates and a blend of observable implied index volatility levels were used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected markets rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and various actuarial assumptions for policyholder behavior which emerge over time.

At each valuation date, the Company assumes expected returns based on:

- risk-free rates as represented by the Eurodollar futures, LIBOR deposits and swap rates to derive forward curve rates;

- market implied volatility assumptions for each underlying index based primarily on a blend of observed market "implied volatility" data;

- correlations of historical returns across underlying well known market indices based on actual observed returns over the ten years preceding the valuation date; and

-   three years of history for fund regression.

As many guaranteed benefit obligations are relatively new in the marketplace, actual policyholder behavior experience is limited. As a result, estimates of future policyholder behavior are subjective and based on analogous internal and external data. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

On a daily basis, the Company updates capital market assumptions used in the GMWB liability model such as interest rates, equity indices and the blend of implied equity index volatilities. The Company monitors various aspects of policyholder behavior and may modify certain of its assumptions, including living benefit lapses and withdrawal rates, if credible emerging data indicates that changes are warranted. At a minimum, all policyholder behavior assumptions are reviewed and updated, as appropriate, in conjunction with the completion of the Company's comprehensive study to refine its estimate of future gross profits during the third quarter of each year.

CREDIT STANDING ADJUSTMENT

This assumption makes an adjustment that market participants would make, in determining fair value, to reflect the risk that guaranteed benefit obligations or the GMWB reinsurance recoverables will not be fulfilled ("nonperformance risk"). The Company incorporates a blend of observable Company and reinsurer credit default spreads from capital markets, adjusted for market recoverability. Prior to the first quarter of 2009, the Company calculated the Credit Standing Adjustment by using default rates published by rating agencies, adjusted for market recoverability. For the years ended December 31, 2012, 2011 and 2010, the credit standing adjustment assumption, net of reinsurance and exclusive of the impact of the credit standing adjustment on other market sensitivities, resulted in pre-tax realized gains (losses) of $499, $(156) and $(8), respectively.

MARGINS

The behavior risk margin adds a margin that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The behavior risk margin is calculated by taking the difference between adverse policyholder behavior assumptions and best estimate assumptions.

Assumption updates, including policyholder behavior assumptions, affected best estimates and margins for total pre-tax realized gains of $76, $13 and $45 for the years ended December 31, 2012, 2011 and 2010. As of December 31, 2012 and December 31, 2011 the behavior risk margin was $77 and $103, respectively.

In addition to the non-market-based updates described above, the Company recognized non-market-based updates driven by the relative outperformance (underperformance) of the underlying actively managed funds as compared to their respective indices resulting in before-tax realized gains/(losses) of approximately $29, $(18) and $31 for the years ended December 31, 2012, 2011 and 2010, respectively.

Significant unobservable inputs used in the fair value measurement of living benefits required to be fair valued and the U.S. GMWB reinsurance derivative are withdrawal utilization and withdrawal rates, lapse rates, reset elections and equity volatility. The following table provides quantitative information about the significant unobservable inputs and is applicable to all of the Living Benefits Required to be Fair Valued and the reinsurance recoverable for U.S. GMWB and Japan GMWB, GMIB and GMAB. Significant increases in any of the significant unobservable inputs, in isolation, will generally have an increase or decrease correlation with the fair value measurement, as shown in the table.

                                                                                 IMPACT OF INCREASE IN INPUT
                                                                 UNOBSERVABLE INPUTS    ON FAIR VALUE
SIGNIFICANT UNOBSERVABLE INPUT               MINIMUM            MAXIMUM                MEASUREMENT (1)
-------------------------------------------------------------------------------------------------------------------
Withdrawal Utilization (2)                       20%               100%               Increase
Withdrawal Rates (2)                              0%                 8%               Increase
Annuitization utilization (3)                     0%               100%               Increase
Lapse Rates (4)                                   0%                75%               Decrease
Reset Elections (5)                              20%                75%               Increase
Equity Volatility (6)                            10%                50%               Increase
                                              -----              -----                ---------

(1) Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.

(2) Ranges represent assumed cumulative percentages of policyholders taking withdrawals and the annual amounts withdrawn.

(3) For reinsurance associated with Japan GMIB, range represents assumed cumulative percentages of policyholders annuitizing variable annuity contracts.

(4) Range represents assumed annual percentages of full surrender of the underlying variable annuity contracts across all policy durations for in force business.

(5) Range represents assumed cumulative percentages of policyholders that would elect to reset their guaranteed benefit base.

(6) Range represents implied market volatilities for equity indices based on multiple pricing sources.

Generally a change in withdrawal utilization assumptions would be accompanied by a directionally opposite change in lapse rate assumptions, as the behavior of policyholders that utilize GMWB or GMAB riders is typically different from policyholders that do not utilize these riders.

SEPARATE ACCOUNT ASSETS

Separate account assets are primarily invested in mutual funds. Other separate account assets include fixed maturities, limited partnerships, equity securities, short-term investments and derivatives that are valued in the same manner, and using the same pricing sources and inputs, as those investments held by the Company. Separate account assets classified as Level 3 primarily include limited partnerships in which fair value represents the separate account's share of the fair value of the equity in the investment ("net asset value") and are classified in level 3 based on the Company's ability to redeem its investment.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The tables below provide a fair value roll forward for the years ended December 31, 2012 and 2011, for the financial instruments classified as Level 3.

                                                                                                                     FOREIGN
                                                                         FIXEDTMATURITIES, AFS
                                         ABS             CDOS                CMBS              CORPORATE             AGENCIES
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
Fair value as of January 1, 2012          $317            $328                $348                $1,497                 $37
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)             (2)            (19)                (41)                    2                  --
 Included in OCI (3)                        45             134                  89                   (38)                  1
Purchases                                   18              --                  18                   169                   9
Settlements                                (58)            (36)               (111)                  (98)                 (4)
Sales                                      (34)             (1)               (109)                  (74)                (11)
Transfers into Level 3 (4)                  12             317                 422                   538                   2
Transfers out of Level 3 (4)               (60)             --                 (84)                 (656)                 --
                                        ------          ------              ------              --------              ------
    FAIR VALUE AS OF DECEMBER 31, 2012    $238            $723                $532                $1,340                 $34
                                        ------          ------              ------              --------              ------
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2012 (2),(7)                 $(1)           $(11)               $(17)                  $(7)               $ --
                                        ------          ------              ------              --------              ------

                                                                                 TOTAL FIXED              FIXED
                                                                    FIXEDTMATURITIES, AFS
                                               MUNICIPAL           RMBS              AFS                   FVO
--------------------------------------  -----------------------------------------------------------------------------
ASSETS
Fair value as of January 1, 2012                   $382              $933            $3,842                  $484
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)                      (5)              (68)             (133)                  106
 Included in OCI (3)                                 34               298               563                    --
Purchases                                           174               289               677                     1
Settlements                                          --              (125)             (432)                   (1)
Sales                                               (91)             (173)             (493)                 (391)
Transfers into Level 3 (4)                           --                 2             1,293                    --
Transfers out of Level 3 (4)                       (325)              (23)           (1,148)                   --
                                                -------          --------          --------              --------
    FAIR VALUE AS OF DECEMBER 31, 2012             $169            $1,133            $4,169                  $199
                                                -------          --------          --------              --------
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2012 (2),(7)                          $(5)             $(11)             $(52)                  $(7)
                                                -------          --------          --------              --------

                                                                FREESTANDING DERIVATIVES (5)
                                            EQUITY
                                          SECURITIES,                                                   INTEREST
ASSETS (LIABILITIES)                          AFS                CREDIT              EQUITY               RATE
--------------------------------------------------------------------------------------------------------------------
Fair value as of January 1, 2012                $56                $(489)               $36                 $(91)
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)                   3                  155                (32)                   2
 Included in OCI (3)                             (3)                  --                 --                   --
Purchases                                        11                   --                 57                    1
Settlements                                      --                  338                (16)                  --
Sales                                           (12)                  --                 --                   --
Transfers out of Level 3 (4)                     --                   --                 --                   31
                                            -------              -------              -----              -------
    FAIR VALUE AS OF DECEMBER 31, 2012          $55                   $4                $45                 $(57)
                                            -------              -------              -----              -------
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2012 (2),(7)                       $2                 $126                $(8)                 $(1)
                                            -------              -------              -----              -------

                                                                  FREESTANDING DERIVATIVES (5)
                                                 U.S.                 MACRO               INTL.             TOTAL FREE-
                                                 GMWB                 HEDGE              PROGRAM             STANDING
ASSETS (LIABILITIES)                            HEDGING              PROGRAM             HEDGING          DERIVATIVES (5)
--------------------------------------  ---------------------------------------------------------------------------------
Fair value as of January 1, 2012                   $883                 $357                $(35)                $661
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)                    (431)                (323)                (83)                (712)
 Included in OCI (3)                                 --                   --                  --                   --
Purchases                                            56                  252                 (60)                 306
Settlements                                         (12)                  --                  95                  405
Sales                                                --                   --                  --                   --
Transfers out of Level 3 (4)                         23                   --                   8                   62
                                                -------              -------              ------              -------
    FAIR VALUE AS OF DECEMBER 31, 2012             $519                 $286                $(75)                $722
                                                -------              -------              ------              -------
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2012 (2),(7)                        $(425)               $(322)               $(85)               $(715)
                                                -------              -------              ------              -------

                                     LIMITED
                                 PARTNERSHIPS AND    REINSURANCE RECOVERABLE FOR
                                OTHER ALTERNATIVE        U.S. GMWB AND JAPAN           SEPARATE
ASSETS                             INVESTMENTS        GMWB, GMIB, AND GMAB (6)         ACCOUNTS
----------------------------------------------------------------------------------------------------
Fair value as of January 1,
 2012                                   $ --                    $3,073                   $1,031
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                                (11)                   (2,142)                      37
 Included in OCI (3)                      --                      (231)                      --
Purchases                                 26                        --                      252
Settlements                               --                       381                       (1)
Sales                                     --                        --                     (476)
Transfers into Level 3 (4)               135                        --                      443
Transfers out of Level 3 (4)              --                        --                     (703)
                                      ------                    ------                  -------
 FAIR VALUE AS OF DECEMBER 31,
                          2012          $150                    $1,081                     $583
                                      ------                    ------                  -------
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2012 (2),(7)              $(11)                  $(2,142)                     $28
                                      ------                    ------                  -------

                                                                             TOTAL OTHER
                                       OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLEOLDER
                                   GUARANTEED                                   FUNDS
                                     LIVING            EQUITY LINKED         AND BENEFITS
LIABILITIES                       BENEFITS (7)             NOTES               PAYABLE
-------------------------------------------------------------------------------------------
Fair value as of January 1,
 2012                                $(5,776)               $(9)                $(5,785)
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                             2,656                   1                  2,657
 Included in OCI (3)                    264                  --                    264
Settlements (8)                        (263)                 --                   (263)
                                     ------                 ---                 ------
 FAIR VALUE AS OF DECEMBER 31,
                          2012       $(3,119)               $(8)                $(3,127)
                                     ------                 ---                 ------
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2012 (2),(7)           $2,656                  $1                 $2,657
                                     ------                 ---                 ------


                                    OTHER         CONSUMER
LIABILITIES                      LIABILITIES        NOTES
------------------------------  -----------------------------
Fair value as of January 1,
 2012                                 $(9)           $(4)
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                             (34)             2
 Included in OCI (3)                   --             --
Settlements (8)                        43             --
                                     ----            ---
 FAIR VALUE AS OF DECEMBER 31,
                          2012       $ --            $(2)
                                     ----            ---
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2012 (2),(7)           $ --             $2
                                     ----            ---

The tables below provide a fair value roll forward for the year ended December 31, 2011 for the financial instruments classified as Level 3.

                                                    FIXED MATURITIES,GAFS.
ASSETS                          ABS         CDOS              CMBS                CORPORATE
-----------------------------------------------------------------------------------------------
Fair value as of January 1,
 2011                           $408        $1,869             $492                 $1,486
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                        (26)          (30)              13                    (27)
 Included in OCI (3)              18           112               41                    (14)
Purchases                         35            --               18                     83
Settlements                      (32)         (129)             (72)                   (92)
Sales                             (9)          (54)            (225)                  (122)
Transfers into Level 3 (4)        79            30              131                    498
Transfers out of Level 3 (4)    (156)       (1,470)             (50)                  (315)
                               -----       -------            -----                 ------
FAIR VALUE AS OF DECEMBER 31,
                         2011   $317          $328             $348                 $1,497
                               -----       -------            -----                 ------
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2),(7)      $(14)         $(29)             $(5)                  $(11)
                               -----       -------            -----                 ------

                                       FOREIGN
                                               FIXED MATURITIES,GAFS.
ASSETS                                 AGENCIES             MUNICIPAL           RMBS
-----------------------------  ------------------------------------------------------
Fair value as of January 1,
 2011                                     $40                  $258            $1,105
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                                  --                    --               (21)
 Included in OCI (3)                       --                    46                (3)
Purchases                                  --                    87                25
Settlements                                (3)                   --              (111)
Sales                                      --                    --               (16)
Transfers into Level 3 (4)                 29                    --                69
Transfers out of Level 3 (4)              (29)                   (9)             (115)
                                         ----                 -----            ------
FAIR VALUE AS OF DECEMBER 31,
                         2011             $37                  $382              $933
                                         ----                 -----            ------
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2),(7)               $ --                  $ --              $(15)
                                         ----                 -----            ------

                                       TOTAL FIXED          FIXED
                               FIXED MATURITIES,GAFS.    MATURITIES,
ASSETS                                     AFS               FVO
-----------------------------  ---------------------------------------
Fair value as of January 1,
 2011                                     $5,658             $511
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                                    (91)              23
 Included in OCI (3)                         200               --
Purchases                                    248               --
Settlements                                 (439)              (2)
Sales                                       (426)             (43)
Transfers into Level 3 (4)                   836               --
Transfers out of Level 3 (4)              (2,144)              (5)
                                         -------            -----
FAIR VALUE AS OF DECEMBER 31,
                         2011             $3,842             $484
                                         -------            -----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2),(7)                  $(74)             $19
                                         -------            -----

                                                     FREESTANDING DERIVATIVES (5)
                                   EQUITY
                                SECURITIES,                                                    INTEREST
ASSETS (LIABILITIES)                AFS                 CREDIT                EQUITY             RATE
--------------------------------------------------------------------------------------------------------
Fair value as of January 1,
 2011                                $47                 $(344)                  $4                 $(53)
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                            (11)                 (144)                  (8)                   9
 Included in OCI (3)                  (3)                   --                   --                   --
Purchases                             31                    20                   40                   --
Settlements                           --                   (21)                  --                  (47)
Sales                                 (4)                   --                   --                   --
Transfers out of Level 3 (4)          (4)                   --                   --                   --
                                    ----                 -----                 ----                 ----
FAIR VALUE AS OF DECEMBER 31,
                         2011        $56                 $(489)                 $36                 $(91)
                                    ----                 -----                 ----                 ----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2),(7)           $(9)                $(137)                 $(8)                 $10
                                    ----                 -----                 ----                 ----

                                                               FREESTANDING DERIVATIVES (5)
                                              U.S.                  MACRO                INTL.               TOTAL FREE-
                               INTEREST       GMWB                  HEDGE               PROGRAM               STANDING
ASSETS (LIABILITIES)           RATE          HEDGING               PROGRAM              HEDGING            DERIVATIVES (5)
-----------------------------  --------------------------------------------------------------------------------------------
Fair value as of January 1,
 2011                                          $600                  $203                   $5                   $415
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                                       279                  (128)                   3                     11
 Included in OCI (3)                             --                    --                   --                     --
Purchases                                        23                   347                  (43)                   387
Settlements                                     (19)                  (65)                  --                   (152)
Sales                                            --                    --                   --                     --
Transfers out of Level 3 (4)                     --                    --                   --                     --
                                              -----                 -----                 ----                  -----
FAIR VALUE AS OF DECEMBER 31,
                         2011                  $883                  $357                 $(35)                  $661
                                              -----                 -----                 ----                  -----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2),(7)                     $278                 $(107)                 $(4)                   $32
                                              -----                 -----                 ----                  -----

                             REINSURANCE RECOVERABLE FOR
                                 U.S. GMWB AND JAPAN               SEPARATE
ASSETS                         GMWB, GMIB, AND GMAB (6)            ACCOUNTS
--------------------------------------------------------------------------------
Fair value as of January
 1, 2011                                 $2,002                      $1,247
Total
 realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                                   504                          25
 Included in OCI (3)                        111                          --
Purchases                                    --                         292
Settlements                                 456                          --
Sales                                        --                        (171)
Transfers into Level 3
 (4)                                         --                          14
Transfers out of Level 3
 (4)                                         --                        (376)
                                       --------                    --------
        FAIR VALUE AS OF
       DECEMBER 31, 2011                 $3,073                      $1,031
                                       --------                    --------
Changes in unrealized
 gains (losses) included
 in net income related
 to financial
 instruments still held
 at December 31, 2011
 (2),(7)                                   $504                         $(1)
                                       --------                    --------

                                       OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE (1)
                                                                                    TOTAL OTHER
                                                                                   POLICYHOLDER
                                 GUARANTEED                                            FUNDS
                                   LIVING                EQUITY LINKED             AND BENEFITS           OTHER          CONSUMER
LIABILITIES                     BENEFITS (7)                 NOTES                    PAYABLE          LIABILITIES        NOTES
------------------------------------------------------------------------------------------------------------------------------------
Fair value as of January 1,
 2011                               $(4,258)                   $(9)                    $(4,267)            $(37)            $(5)
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                            (1,118)                    --                      (1,118)              28               1
 Included in OCI (3)                   (126)                    --                        (126)              --              --
Settlements                            (274)                    --                        (274)              --              --
                                  ---------                   ----                   ---------            -----            ----
  FAIR VALUE AS OF DECEMBER
                   31, 2011         $(5,776)                   $(9)                    $(5,785)             $(9)            $(4)
                                  ---------                   ----                   ---------            -----            ----
Changes in unrealized gains
 (losses) included in net
 income related to
 financial instruments
 still held at December 31,
 2011 (2),(7)                       $(1,118)                  $ --                     $(1,118)             $28              $1
                                  ---------                   ----                   ---------            -----            ----

(1) The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

(2) All amounts in these rows are reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization of DAC.

(3)  All amounts are before income taxes and amortization of DAC.

(4) Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs.

(5) Derivative instruments are reported in this table on a net basis for asset/(liability) positions and reported in the Consolidated Balance Sheet in other investments and other liabilities.

(6) Includes fair value of reinsurance recoverables of approximately $0.9 billion and $2.6 billion as of December 31, 2012 and 2011, respectively, related to a transaction entered into with an affiliated captive reinsurer. See Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information.

(7) Includes both market and non-market impacts in deriving realized and unrealized gains (losses).

(8) Settlements of other liabilities reflect the removal of liabilities carried at fair value upon the deconsolidation of a variable interest entity. See
     Note 4 -- Investments and Derivative Instruments of Notes to Consolidated Financial Statements for additional information.

FAIR VALUE OPTION

The Company holds fair value option investments that contain an embedded credit derivative with underlying credit risk primarily related to commercial real estate. Also included are foreign government securities that align with the accounting for yen-based fixed annuity liabilities, which are adjusted for changes in spot rates through realized gains and losses. Similar to other fixed maturities, income earned from these securities is recorded in net investment income. Changes in the fair value of these securities are recorded in net realized capital gains and losses.

In 2012, the Company disposed of substantially all of its interest in a consolidated VIE, resulting in its deconsolidation. See Note 4 -- Investments and Derivative Instruments of Notes to Consolidated Financial Statements, for additional information related to the deconsolidation of this VIE. The Company previously elected the fair value option for this consolidated VIE in order to apply a consistent accounting model for the VIE's assets and liabilities. The VIE is an investment vehicle that holds high quality investments, derivative instruments that reference third-party corporate credit and issues notes to investors that reflect the credit characteristics of the high quality investments and derivative instruments. The risks and rewards associated with the assets of the VIE inure to the investors. The investors have no recourse against the Company. As a result, there was no adjustment to the market value of the notes for the Company's own credit risk.

The Company elected the fair value option for consolidated VIE investment funds that were established in 2012. The Company elected the fair value option in order to report investments of consolidated investment companies at fair value with changes in the fair value of these securities recognized in net realized capital gains and losses, consistent with Investment Company accounting. The investment funds hold fixed income securities and the Company has management and control of the funds as well as a significant ownership interest.

The following table presents the changes in fair value of those assets and liabilities accounted for using the fair value option reported in net realized capital gains and losses in the Company's Consolidated Statements of Operations.

                                                        YEAR ENDED
                                                       DECEMBER 31,
                                                2012                  2011
--------------------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  Corporate                                        $9                   $10
  CRE CDOs                                         64                   (33)
  CMBS                                             (2)                   --
  Foreign government                              (88)                   45
  RMBS                                              5                    --
OTHER LIABILITIES
 Credit-linked notes                              (34)                   28
                                                -----                 -----
    TOTAL REALIZED CAPITAL GAINS (LOSSES)        $(46)                  $50
                                                -----                 -----

The following table presents the fair value of assets and liabilities accounted for using the fair value option included in the Company's Consolidated Balance Sheets.

                             DECEMBER 31, 2012            DECEMBER 31, 2011
--------------------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  ABS                                $ --                          $65
  Corporate                           108                          214
  CRE CDOs                            193                          272
  CMBS                                  4                           --
  Foreign government                  699                          766
  Municipals                            1                           --
  RMBS                                  3                           --
  U.S. government                       2                           --
                                  -------                      -------
           TOTAL FIXED
       MATURITIES, FVO             $1,010                       $1,317
                                  -------                      -------
OTHER LIABILITIES
  Credit-linked notes
   (1)                               $ --                           $9
                                  -------                      -------

(1) As of December 31, 2011, the outstanding principal balance of the notes was $243.

FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value, and not included in the above fair value discussion as of December 31, 2012 and December 31, 2011 were as follows:

                                                           DECEMBER 31, 2012                             DECEMBER 31, 2011
                                             FAIR VALUE                CARRYING            FAIR   CARRYING                 FAIR
                                          HIERARCHY LEVEL               AMOUNT            VALUE   AMOUNT                   VALUE
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
 Policy loans                                  Level 3                   1,951             2,112         1,952              2,099
 Mortgage loans                                Level 3                   4,935             5,109         4,182              4,382
                                              --------                  ------            ------       -------            -------
LIABILITIES
 Other policyholder funds and benefits
  payable (1)                                  Level 3                   9,318             9,668        10,065             10,959
 Consumer notes (2)                            Level 3                     159               159           310                305
                                              --------                  ------            ------       -------            -------

(1) Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance.

(2)  Excludes amounts carried at fair value and included in disclosures above.

The Company has not made any changes in its valuation methodologies for the following assets and liabilities during the years ended December 31, 2012 or December 31, 2011.

- Fair value for policy loans and consumer notes were estimated using discounted cash flow calculations using current interest rates adjusted for estimated loan duration.

- Fair values for mortgage loans were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

- Other policyholder funds and benefits payable, not carried at fair value, is determined by estimating future cash flows, discounted at the current market rate.

4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

NET INVESTMENT INCOME (LOSS)

                                                        FOR THE YEARS ENDED
                                                           DECEMBER 31,
                                                               2011
                                          2012             (BEFORE-TAX)            2010
----------------------------------------------------------------------------------------------
Fixed maturities (1)                        1,964               1,940               1,978
Equity securities, AFS                         11                  10                  14
Mortgage loans                                248                 206                 199
Policy loans                                  116                 128                 129
Limited partnerships and other
 alternative investments                       85                 143                 121
Other investments (2)                         198                 226                 253
Investment expenses                           (77)                (74)                (72)
                                          -------            --------            --------
          TOTAL SECURITIES AFS AND OTHER    2,545               2,579               2,622
Equity securities, trading                    202                 (14)                238
                                          -------            --------            --------
      TOTAL NET INVESTMENT INCOME (LOSS)    2,747              $2,565              $2,860
                                          -------            --------            --------

(1)  Includes net investment income on short-term investments.

(2) Includes income from derivatives that qualify for hedge accounting and hedge fixed maturities.

The net unrealized gain (loss) on equity securities, trading, included in net investment income during the years ended December 31, 2012, 2011 and 2010, was $113, $(111) and $160, respectively, substantially all of which have corresponding amounts credited to policyholders. These amounts were not included in gross unrealized gains (losses).

NET REALIZED CAPITAL GAINS (LOSSES)

                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                2011
                                            2012            (BEFORE-TAX)          2010
---------------------------------------------------------------------------------------------
Gross gains on sales                           $532              $405               $486
Gross losses on sales                          (278)             (200)              (336)
Net OTTI losses recognized in earnings
 (1)                                           (255)             (125)              (336)
Valuation allowances on mortgage loans            4                25               (108)
Japanese fixed annuity contract hedges,
 net (2)                                        (36)                3                 27
Periodic net coupon settlements on
 credit derivatives/Japan                        (8)               --                 (3)
Results of variable annuity hedge
 program
 U.S. GMWB derivatives, net                     519              (397)                89
 U.S. macro hedge program                      (340)             (216)              (445)
                                          ---------            ------            -------
                      TOTAL U.S. PROGRAM        179              (613)              (356)
International Program                        (1,167)              723                (13)
                                          ---------            ------            -------
 TOTAL RESULTS OF VARIABLE ANNUITY HEDGE
                                 PROGRAM       (988)              110               (369)
GMIB/GMAB/GMWB reinsurance                    1,233              (326)              (769)
Coinsurance and modified coinsurance
 reinsurance contracts                       (1,862)              373                284
Other, net (3)                                  245              (265)               180
                                          ---------            ------            -------
           NET REALIZED CAPITAL (LOSSES)    $(1,413)             $ --              $(944)
                                          ---------            ------            -------

(1) Includes $173 of intent-to-sell impairments relating to the sale of the Retirement Plans and Individual Life businesses.

(2) Relates to the Japanese fixed annuity products (adjustment of product liability for changes in spot currency exchange rates, related derivative hedging instruments, excluding net period coupon settlements, and Japan FVO securities).

(3) Primarily consists of non-qualifying derivatives, transactional foreign currency re-valuation associated with the internal reinsurance of the Japan variable annuity business, which is offset in AOCI, and Japan 3Win related foreign currency swaps.

Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders' share for certain products, are reported as a component of revenues and are determined on a specific identification basis. Gross gains and losses on sales and impairments previously reported as unrealized gains in AOCI were $(1), $80 and $(186) for the years ended December 31, 2012, 2011 and 2010, respectively.

SALES OF AVAILABLE-FOR-SALE SECURITIES

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                    2012            2011            2010
--------------------------------------------------------------------------------
Fixed maturities, AFS
 Sale proceeds                      $23,555         $19,861         $27,739
 Gross gains                            521             354             413
 Gross losses                          (270)           (205)           (299)
Equity securities, AFS
 Sale proceeds                         $133            $147            $171
 Gross gains                             15              50              12
 Gross losses                            (5)             --              (4)
                                  ---------       ---------       ---------

Sales of AFS securities in 2012 were the result of the reinvestment into spread product well-positioned for modest economic growth, as well as the purposeful reduction of certain exposures.

OTHER-THAN-TEMPORARY IMPAIRMENT LOSSES

The following table presents a roll-forward of the Company's cumulative credit impairments on debt securities held as of December 31, 2012, 2011 and 2010.

                                  FOR THE YEARS ENDED DECEMBER 31,
                                               2011
                           2012            (BEFORE-TAX)             2010
--------------------------------------------------------------------------------
Balance, beginning of
 period                   $(1,319)             $(1,598)             $(1,632)
Additions for credit
 impairments recognized
 on (1):
 Securities not
  previously impaired         (27)                 (41)                (181)
 Securities previously
  impaired                    (15)                 (47)                (122)
Reductions for credit
 impairments previously
 recognized on:
 Securities that
  matured or were sold
  during the period           543                  358                  314
 Securities due to an
  increase in expected
  cash flows                    5                    9                   23
                         --------            ---------            ---------
 BALANCE, END OF PERIOD     $(813)             $(1,319)             $(1,598)
                         --------            ---------            ---------

(1) These additions are included in the net OTTI losses recognized in earnings in the Consolidated Statements of Operations.

AVAILABLE-FOR-SALE SECURITIES

The following table presents the Company's AFS securities by type.

                                                                 DECEMBER 31, 2012
                                   COST OR              GROSS               GROSS                           NON-
                                  AMORTIZED           UNREALIZED         UNREALIZED         FAIR           CREDIT
                                    COST                GAINS              LOSSES           VALUE         OTTI (1)
--------------------------------------------------------------------------------------------------------------------
ABS                                 $1,807                 $38              $(172)          $1,673           $(4)
CDOs (2)                             2,236                  61               (117)           2,160            (4)
CMBS                                 3,757                 262               (107)           3,912            (7)
Corporate (2)                       27,774               3,426               (221)          30,979           (19)
Foreign govt./govt. agencies         1,369                 120                (29)           1,460            --
Municipal                            1,808                 204                (14)           1,998            --
RMBS                                 4,590                 196               (115)           4,671           (28)
U.S. Treasuries                      2,412                 151                (12)           2,551            --
                                   -------              ------              -----          -------          ----
  TOTAL FIXED MATURITIES, AFS       45,753               4,458               (787)          49,404           (62)
Equity securities, AFS                 408                  28                (36)             400            --
                                   -------              ------              -----          -------          ----
     TOTAL AFS SECURITIES (3)      $46,161              $4,486              $(823)         $49,804          $(62)
                                   -------              ------              -----          -------          ----

                                                                  DECEMBER 31, 2011
                                   COST OR              GROSS               GROSS                            NON-
                                  AMORTIZED           UNREALIZED          UNREALIZED         FAIR           CREDIT
                                    COST                GAINS               LOSSES           VALUE         OTTI (1)
-----------------------------  ---------------------------------------------------------------------------------------
ABS                                 $2,361                 $38               $(306)          $2,093            $(3)
CDOs (2)                             2,055                  15                (272)           1,798            (29)
CMBS                                 4,418                 169                (318)           4,269            (19)
Corporate (2)                       28,084               2,729                (539)          30,229             --
Foreign govt./govt. agencies         1,121                 106                  (3)           1,224             --
Municipal                            1,504                 104                 (51)           1,557             --
RMBS                                 4,069                 170                (416)           3,823            (97)
U.S. Treasuries                      2,624                 162                  (1)           2,785             --
                                   -------              ------              ------          -------          -----
  TOTAL FIXED MATURITIES, AFS       46,236               3,493              (1,906)          47,778           (148)
Equity securities, AFS                 443                  21                 (66)             398             --
                                   -------              ------              ------          -------          -----
     TOTAL AFS SECURITIES (3)      $46,679              $3,514              $(1,972)        $48,176          $(148)
                                   -------              ------              ------          -------          -----

(1) Represents the amount of cumulative non-credit OTTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2012 and 2011.

(2) Gross unrealized gains (losses) exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

(3) Includes fixed maturities, AFS and equity securities, AFS relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements for further discussion of this transaction.

The following table presents the Company's fixed maturities, AFS, by contractual maturity year.

                                               DECEMBER 31, 2012
CONTRACTUAL MATURITY               AMORTIZED COST                FAIR VALUE
--------------------------------------------------------------------------------
One year or less                         $1,223                      $1,233
Over one year through five
 years                                    9,425                       9,941
Over five years through ten
 years                                    8,733                       9,567
Over ten years                           13,982                      16,247
                                      ---------                   ---------
 Subtotal                                33,363                      36,988
Mortgage-backed and
 asset-backed securities                 12,390                      12,416
                                      ---------                   ---------
  TOTAL FIXED MATURITIES, AFS
                          (1)           $45,753                     $49,404
                                      ---------                   ---------

(1) Includes fixed maturities, AFS relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements for further discussion of this transaction.

Estimated maturities may differ from contractual maturities due to security call or prepayment provisions. Due to the potential for variability in payment spreads (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.

CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

As of December 31, 2012 and 2011, the Company was not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholders' equity other than U.S. government and certain U.S. government agencies. As of December 31, 2012, other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were the Government of Japan, National Grid PLC and Berkshire Hathaway Inc. which each comprised less than 2.3% of total invested assets. As of December 31, 2011, other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were the Government of Japan, the Government of the United Kingdom and AT&T Inc. which each comprised less than 1.2% of total invested assets.

The Company's three largest exposures by sector as of December 31, 2012 were utilities, financial services, and consumer non-cyclical which comprised approximately 10%, 8% and 8%, respectively, of total invested assets. The Company's three largest exposures by sector as of December 31, 2011 were commercial real estate, U.S. Treasuries and utilities which comprised approximately 14%, 9% and 9%, respectively, of total invested assets.

SECURITY UNREALIZED LOSS AGING

The following tables present the Company's unrealized loss aging for AFS securities by type and length of time the security was in a continuous unrealized loss position.

                                                                          DECEMBER 31, 2012
                                                       LESS THAN 12 MONTHS                             12 MONTHS OR MORE
                                           AMORTIZED            FAIR          UNREALIZED            AMORTIZED            FAIR
                                              COST             VALUE            LOSSES                 COST             VALUE
------------------------------------------------------------------------------------------------------------------------------
ABS                                             $77               $76             $(1)                  $787              $616
CDOs (1)                                          5                 5              --                  1,640             1,515
CMBS                                            192               179             (13)                   795               701
Corporate                                       614               578             (36)                 1,339             1,154
Foreign govt./govt. agencies                    318               290             (28)                     7                 6
Municipal                                        65                62              (3)                    98                87
RMBS                                            322               321              (1)                   750               636
U.S. Treasuries                                 384               372             (12)                    --                --
                                             ------            ------            ----                 ------            ------
                TOTAL FIXED MATURITIES        1,977             1,883             (94)                 5,416             4,715
Equity securities                                 9                 9              --                    172               136
                                             ------            ------            ----                 ------            ------
TOTAL SECURITIES IN AN UNREALIZED LOSS       $1,986            $1,892            $(94)                $5,588            $4,851
                                             ------            ------            ----                 ------            ------

                                                                      DECEMBER 31, 2012
                                         12 MONTHS OR MORE                                TOTAL
                                               UNREALIZED             AMORTIZED            FAIR          UNREALIZED
                                                 LOSSES                  COST             VALUE            LOSSES
--------------------------------------  ------------------------------------------------------------------------------
ABS                                               $(171)                  $864              $692            $(172)
CDOs (1)                                           (117)                 1,645             1,520             (117)
CMBS                                                (94)                   987               880             (107)
Corporate                                          (185)                 1,953             1,732             (221)
Foreign govt./govt. agencies                         (1)                   325               296              (29)
Municipal                                           (11)                   163               149              (14)
RMBS                                               (114)                 1,072               957             (115)
U.S. Treasuries                                      --                    384               372              (12)
                                                  -----                 ------            ------            -----
                TOTAL FIXED MATURITIES             (693)                 7,393             6,598             (787)
Equity securities                                   (36)                   181               145              (36)
                                                  -----                 ------            ------            -----
TOTAL SECURITIES IN AN UNREALIZED LOSS            $(729)                $7,574            $6,743            $(823)
                                                  -----                 ------            ------            -----

                                                                           DECEMBER 31, 2011
                                                        LESS THAN 12 MONTHS                             12 MONTHS OR MORE
                                           AMORTIZED            FAIR          UNREALIZED             AMORTIZED            FAIR
                                              COST             VALUE            LOSSES                  COST             VALUE
-------------------------------------------------------------------------------------------------------------------------------
ABS                                            $420              $385             $(35)                $1,002              $731
CDOs (1)                                         80                58              (22)                 1,956             1,706
CMBS                                            911               830              (81)                 1,303             1,066
Corporate (1)                                 2,942             2,823             (119)                 2,353             1,889
Foreign govt./govt. agencies                     24                23               (1)                    40                38
Municipal                                       202               199               (3)                   348               300
RMBS                                            355               271              (84)                 1,060               728
U.S. Treasuries                                 185               184               (1)                    --                --
                                             ------            ------            -----                 ------            ------
                TOTAL FIXED MATURITIES        5,119             4,773             (346)                 8,062             6,458
Equity securities                               115                90              (25)                   104                63
                                             ------            ------            -----                 ------            ------
TOTAL SECURITIES IN AN UNREALIZED LOSS       $5,234            $4,863            $(371)                $8,166            $6,521
                                             ------            ------            -----                 ------            ------

                                                                        DECEMBER 31, 2011
                                          12 MONTHS OR MORE                                 TOTAL
                                                UNREALIZED              AMORTIZED            FAIR            UNREALIZED
                                                  LOSSES                  COST               VALUE             LOSSES
--------------------------------------  ----------------------------------------------------------------------------------
ABS                                                $(271)                 $1,422             $1,116             $(306)
CDOs (1)                                            (250)                  2,036              1,764              (272)
CMBS                                                (237)                  2,214              1,896              (318)
Corporate (1)                                       (420)                  5,295              4,712              (539)
Foreign govt./govt. agencies                          (2)                     64                 61                (3)
Municipal                                            (48)                    550                499               (51)
RMBS                                                (332)                  1,415                999              (416)
U.S. Treasuries                                       --                     185                184                (1)
                                                  ------                 -------            -------            ------
                TOTAL FIXED MATURITIES            (1,560)                 13,181             11,231            (1,906)
Equity securities                                    (41)                    219                153               (66)
                                                  ------                 -------            -------            ------
TOTAL SECURITIES IN AN UNREALIZED LOSS            $(1,601)               $13,400            $11,384            $(1,972)
                                                  ------                 -------            -------            ------

(1) Unrealized losses exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

As of December 31, 2012, AFS securities in an unrealized loss position, comprised of 1,244 securities, primarily related to corporate securities primarily within the financial services sector, CMBS, RMBS, ABS and CDOs. which have experienced significant price deterioration. As of December 31, 2012, 83% of these securities were depressed less than 20% of cost or amortized cost. The decline in unrealized losses during 2012 was primarily attributable to credit spreads tightening and a decline in interest rates.

Most of the securities depressed for twelve months or more relate to structured securities with exposure to commercial and residential real estate, ABS backed by student loans, as well as certain floating rate corporate securities or those securities with greater than 10 years to maturity, concentrated in the financial services sector. Current market spreads continue to be significantly wider for structured securities with exposure to commercial and residential real estate, as compared to spreads at the security's respective purchase date, largely due to the economic and market uncertainties regarding future performance of commercial and residential real estate. In addition, the majority of securities have a floating-rate coupon referenced to a market index where rates have declined substantially. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above.

MORTGAGE LOANS

                                                                DECEMBER 31, 2012
                                            AMORTIZED               VALUATION               CARRYING
                                             COST (1)               ALLOWANCE                VALUE
---------------------------------------------------------------------------------------------------------
Commercial                                     $4,949                  $(14)                  $4,935
                                             --------                 -----                 --------
              TOTAL MORTGAGE LOANS (2)         $4,949                  $(14)                  $4,935
                                             --------                 -----                 --------

                                                                DECEMBER 31, 2011
                                            AMORTIZED               VALUATION               CARRYING
                                             COST (1)               ALLOWANCE                VALUE
--------------------------------------  -----------------------------------------------------------------
Commercial                                     $4,205                  $(23)                  $4,182
                                             --------                 -----                 --------
              TOTAL MORTGAGE LOANS (2)         $4,205                  $(23)                  $4,182
                                             --------                 -----                 --------

(1) Amortized cost represents carrying value prior to valuation allowances, if any.

(2) Includes commercial mortgage loans relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements for further discussion of this transaction.

As of December 31, 2012 and 2011, the carrying value of mortgage loans associated with the valuation allowance was $189 and $347, respectively. Included in the table above are mortgage loans held-for-sale with a carrying value and valuation allowance of $47 and $3, respectively, as of December 31, 2012 and $57 and $4, respectively, as of December 31, 2011. The carrying value of these loans is included in mortgage loans in the Company's Consolidated Balance Sheets. As of December 31, 2012, loans within the Company's mortgage loan portfolio that have had extensions or restructurings other than what is allowable under the original terms of the contract are immaterial.

The following table presents the activity within the Company's valuation allowance for mortgage loans. These loans have been evaluated both individually and collectively for impairment. Loans evaluated collectively for impairment are immaterial.

                                                        FOR THE YEARS ENDED DECEMBER 31,
                                               2012                  2011                   2010
-------------------------------------------------------------------------------------------------------
BALANCE AS OF JANUARY 1                        $ (23)                $ (62)                 $ (260)
(Additions)/Reversals                              4                    25                    (108)
Deductions                                         5                    14                     306
                                               -----                 -----                 -------
BALANCE AS OF DECEMBER 31                       $(14)                 $(23)                   $(62)
                                               -----                 -----                 -------

The current weighted-average LTV ratio of the Company's commercial mortgage loan portfolio was 61% as of December 31, 2012, while the weighted-average LTV ratio at origination of these loans was 63%. LTV ratios compare the loan amount to the value of the underlying property collateralizing the loan. The loan values are updated no less than annually through property level reviews of the portfolio. Factors considered in the property valuation include, but are not limited to, actual and expected property cash flows, geographic market data and capitalization rates. DSCRs compare a property's net operating income to the borrower's principal and interest payments. The current weighted average DSCR of the Company's commercial mortgage loan portfolio was 2.34x as of December 31, 2012. The Company held only one delinquent commercial mortgage loan past due by 90 days or more with a carrying value and valuation allowance of $32 and $0, respectively, as of December 31, 2012 and is not accruing income.

The following table presents the carrying value of the Company's commercial mortgage loans by LTV and DSCR.

                    COMMERCIAL MORTGAGE LOANS CREDIT QUALITY

                                                DECEMBER 31, 2012                                DECEMBER 31, 2011
                                      CARRYING              AVG. DEBT-SERVICE          CARRYING              AVG. DEBT-SERVICE
LOAN-TO-VALUE                          VALUE                  COVERAGE RATIO            VALUE                  COVERAGE RATIO
---------------------------------------------------------------------------------------------------------------------------------
Greater than 80%                          $137                     0.89x                   $422                     1.67x
65% - 80%                                1,717                     2.27x                  1,779                     1.57x
Less than 65%                            3,081                     2.44x                  1,981                     2.45x
                                      --------                    ------               --------                    ------
TOTAL COMMERCIAL MORTGAGE LOANS         $4,935                     2.34X                 $4,182                     1.99X
                                      --------                    ------               --------                    ------

The following tables present the carrying value of the Company's mortgage loans by region and property type.

                            MORTGAGE LOANS BY REGION

                                                      DECEMBER 31, 2012                           DECEMBER 31, 2011
                                               CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                VALUE                    TOTAL              VALUE                    TOTAL
--------------------------------------------------------------------------------------------------------------------------------
East North Central                                  $97                     2.0%                $59                     1.4%
Middle Atlantic                                     370                     7.5%                401                     9.6%
Mountain                                             62                     1.3%                 61                     1.5%
New England                                         231                     4.7%                202                     4.8%
Pacific                                           1,504                    30.5%              1,268                    30.3%
South Atlantic                                    1,012                    20.5%                810                    19.4%
West North Central                                   16                     0.3%                 16                     0.4%
West South Central                                  234                     4.7%                115                     2.7%
Other (1)                                         1,409                    28.5%              1,250                    29.9%
                                               --------                 -------            --------                 -------
                    TOTAL MORTGAGE LOANS         $4,935                   100.0%             $4,182                   100.0%
                                               --------                 -------            --------                 -------

(1) Primarily represents loans collateralized by multiple properties in various regions.

                        MORTGAGE LOANS BY PROPERTY TYPE

                                                      DECEMBER 31, 2012                           DECEMBER 31, 2011
                                               CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                VALUE                    TOTAL              VALUE                    TOTAL
--------------------------------------------------------------------------------------------------------------------------------
Commercial
 Agricultural                                      $109                     2.2%               $127                     3.0%
 Industrial                                       1,519                    30.8%              1,262                    30.1%
 Lodging                                             81                     1.6%                 84                     2.0%
 Multifamily                                        869                    17.6%                734                    17.6%
 Office                                           1,120                    22.7%                836                    20.0%
 Retail                                           1,047                    21.2%                918                    22.0%
 Other                                              190                     3.9%                221                     5.3%
                                               --------                 -------            --------                 -------
                    TOTAL MORTGAGE LOANS         $4,935                   100.0%             $4,182                   100.0%
                                               --------                 -------            --------                 -------

VARIABLE INTEREST ENTITIES

The Company is involved with various special purpose entities and other entities that are deemed to be VIEs primarily as a collateral manager and as an investor through normal investment activities, as well as a means of accessing capital. A VIE is an entity that either has investors that lack certain essential characteristics of a controlling financial interest or lacks sufficient funds to finance its own activities without financial support provided by other entities.

The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and therefore is the primary beneficiary. The Company is deemed to have a controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. Based on the Company's assessment, if it determines it is the primary beneficiary, the Company consolidates the VIE in the Company's Consolidated Financial Statements.

CONSOLIDATED VIES

The following table presents the carrying value of assets and liabilities, and the maximum exposure to loss relating to the VIEs for which the Company is the primary beneficiary. Creditors have no recourse against the Company in the event of default by these VIEs nor does the Company have any implied or unfunded commitments to these VIEs. The Company's financial or other support provided to these VIEs is limited to its investment management services and original investment.

                                                               DECEMBER 31, 2012            MAXIMUM
                                             TOTAL                   TOTAL                  EXPOSURE
                                             ASSETS             LIABILITIES (1)           TO LOSS (2)
--------------------------------------------------------------------------------------------------------
CDOs (3)                                        $89                     $88                      $7
Investment funds (4)                            132                      20                     110
Limited partnerships                              6                       3                       3
                                             ------                  ------                  ------
                                 TOTAL         $227                    $111                    $120
                                             ------                  ------                  ------

                                                              DECEMBER 31, 2011            MAXIMUM
                                             TOTAL                   TOTAL                 EXPOSURE
                                             ASSETS             LIABILITIES (1)          TO LOSS (2)
--------------------------------------  --------------------------------------------------------------
CDOs (3)                                       $491                    $474                   $25
Investment funds (4)                             --                      --                    --
Limited partnerships                              7                       3                     4
                                             ------                  ------                  ----
                                 TOTAL         $498                    $477                   $29
                                             ------                  ------                  ----

(1)  Included in other liabilities in the Company's Consolidated Balance Sheets.

(2) The maximum exposure to loss represents the maximum loss amount that the Company could recognize as a reduction in net investment income or as a realized capital loss and is the cost basis of the Company's investment.

(3) Total assets included in fixed maturities, AFS in the Company's Consolidated Balance Sheets.

(4) Total assets included in fixed maturities, FVO in the Company's Consolidated Balances Sheets.

CDOs represent structured investment vehicles for which the Company has a controlling financial interest as it provides collateral management services, earns a fee for those services and also holds investments in the securities issued by these vehicles. Investment funds represents wholly-owned fixed income funds established in 2012 for which the Company has exclusive management and control including management of investment securities which is the activity that most significantly impacts its economic performance. Limited partnerships represent one hedge fund for which the Company holds a majority interest in the fund as an investment.

In 2012, the Company disposed of substantially all of its interest in a consolidated VIE. Upon disposition, the Company determined that it was no longer the primary beneficiary of the VIE. Therefore, the investment was deconsolidated as of the disposition date in the fourth quarter of 2012. The deconsolidation of the VIE resulted in a decrease in assets of $344, liabilities of $319, and a maximum exposure to loss of $6 at the time of disposal. The deconsolidation did not have a significant impact on the Company's results from operations.

NON-CONSOLIDATED VIES

The Company does not hold any investments issued by VIEs for which the Company is not the primary beneficiary as of December 31, 2012 and 2011. In addition, the Company, through normal investment activities, makes passive investments in structured securities issued by VIEs for which the Company is not the manager which are included in ABS, CDOs, CMBS and RMBS in the Available-for-Sale Securities table and fixed maturities, FVO, in the Company's Consolidated Balance Sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination which reduces the Company's obligation to absorb losses or right to receive benefits and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these investments is limited to the amount of the Company's investment.

EQUITY METHOD INVESTMENTS

The Company has investments in limited partnerships and other alternative investments which include hedge funds, mortgage and real estate funds, mezzanine debt funds, and private equity and other funds (collectively, "limited partnerships"). These investments are accounted for under the equity method and the Company's maximum exposure to loss as of December 31, 2012 is limited to the total carrying value of $1.4 billion. In addition, the Company has outstanding commitments totaling approximately $269, to fund limited partnership and other alternative investments as of December 31, 2012. The Company's investments in limited partnerships are generally of a passive nature in that the Company does not take an active role in the management of the limited partnerships. In 2012, aggregate investment income (losses) from limited partnerships and other alternative investments exceeded 10% of the Company's pre-tax consolidated net income. Accordingly, the Company is disclosing aggregated summarized financial data for the Company's limited partnership investments. This aggregated summarized financial data does not represent the Company's proportionate share of limited partnership assets or earnings. Aggregate total assets of the limited partnerships in which the Company invested totaled $75.3 billion and $75.7 billion as of December 31, 2012 and 2011, respectively. Aggregate total liabilities of the limited partnerships in which the Company invested totaled $9.6 billion and $13.8 billion as of December 31, 2012 and 2011, respectively. Aggregate net investment income (loss) of the limited partnerships in which the Company invested totaled $0.9 billion, $1.2 billion and $927 for the periods ended December 31, 2012, 2011 and 2010, respectively. Aggregate net income
(loss) of the limited partnerships in which the Company invested totaled $6.5 billion, $8.1 billion, and $9.7 billion for the periods ended December 31, 2012, 2011 and 2010, respectively. As of, and for the period ended, December 31, 2012, the aggregated summarized financial data reflects the latest available financial information.

REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS

The Company enters into repurchase agreements and dollar roll transactions to earn incremental income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase transaction where a mortgage backed security is sold with an agreement to repurchase substantially the same security at specified time in the future. These transactions are generally short-term in nature, and therefore, the carrying amounts of these instruments approximate fair value.

As part of repurchase agreements and dollar roll transactions, the Company transfers U.S. government and government agency securities and receives cash. For the repurchase agreements, the Company obtains collateral in an amount equal to at least 95% of the fair value of the securities transferred, and the agreements with third parties contain contractual provisions to allow for additional collateral to be obtained when necessary. The cash received from the repurchase program is typically invested in short-term investments or fixed maturities. The Company accounts for the repurchase agreements and dollar roll transactions as collateralized borrowings. The securities transferred under repurchase agreements and dollar roll transactions are included in fixed maturities, available-for-sale with the obligation to repurchase those securities recorded in Other Liabilities on the Company's Consolidated Balance Sheets. The fair value of the securities transferred was $1.6 billion with a corresponding agreement to repurchase $1.6 billion as of December 31, 2012. Securities sold under agreement to repurchase were $1.6 billion as of December 31, 2012.

DERIVATIVE INSTRUMENTS

The Company utilizes a variety of over-the-counter and exchange traded derivative instruments as a part of its overall risk management strategy, as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that would be permissible investments under the Company's investment policies. The Company also purchases and issues financial instruments and products that either are accounted for as free-standing derivatives, such as certain reinsurance contracts, or may contain features that are deemed to be embedded derivative instruments, such as the GMWB rider included with certain variable annuity products.

STRATEGIES THAT QUALIFY FOR HEDGE ACCOUNTING

Certain derivatives the Company enters into satisfy the hedge accounting requirements as outlined in Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements. Typically, these hedge relationships include interest rate and foreign currency swaps where the terms or expected cash flows of the securities closely match the "pay" leg terms of the swap. The swaps are typically used to manage interest rate duration of certain fixed maturity securities, or liability contracts, or convert securities ,or liabilities denominated in a foreign currency to US dollars. The hedge strategies by hedge accounting designation include:

CASH FLOW HEDGES

Interest rate swaps are predominantly used to manage portfolio duration and better match cash receipts from assets with cash disbursements required to fund liabilities. These derivatives convert interest receipts on floating-rate fixed maturity securities or interest payments on floating-rate guaranteed investment contracts to fixed rates. The Company also enters into forward starting swap agreements primarily to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

Foreign currency swaps are used to convert foreign currency-denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to reduce cash flow fluctuations due to changes in currency rates.

FAIR VALUE HEDGES

Interest rate swaps are used to hedge the changes in fair value of certain fixed rate liabilities and fixed maturity securities due to fluctuations in interest rates. Foreign currency swaps are used to hedge the changes in fair value of certain foreign currency-denominated fixed rate liabilities due to changes in foreign currency rates by swapping the fixed foreign payments to floating rate U.S. dollar denominated payments.

NON-QUALIFYING STRATEGIES

Derivative relationships that do not qualify for hedge accounting or "non-qualifying strategies" primarily include the hedge programs for our U.S. and international variable annuity products, as well as the hedging and replication strategies through the use of credit default swaps. In addition, hedges of interest rate and foreign currency risk of certain fixed maturities and liabilities do not qualify for hedge accounting. These non-qualifying strategies include:

INTEREST RATE SWAPS, SWAPTIONS, CAPS, FLOORS, AND FUTURES

The Company uses interest rate swaps, swaptions, caps, floors, and futures to manage duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of December 31, 2012 and 2011, the notional amount of interest rate swaps in offsetting relationships was $5.1 billion.

FOREIGN CURRENCY SWAPS AND FORWARDS

The Company enters into foreign currency swaps and forwards to convert the foreign currency exposures of certain foreign currency-denominated fixed maturity investments to U.S. dollars.

JAPAN 3WIN FOREIGN CURRENCY SWAPS

Prior to the second quarter of 2009, the Company offered a yen denominated fixed annuity product through a wholly-owned Japanese subsidiary and reinsured to a wholly-owned U.S. subsidiary. The U.S. subsidiary invests in U.S. dollar denominated securities to support the yen denominated fixed liability payments and entered into currency rate swaps to hedge the foreign currency exchange rate and yen interest rate exposures that exist as a result of U.S. dollar assets backing the yen denominated liability.

JAPANESE FIXED ANNUITY HEDGING INSTRUMENTS

Prior to the second quarter of 2009, the Company offered a yen denominated fixed annuity product through a wholly-owned Japanese subsidiary and reinsured to a wholly-owned U.S. subsidiary. The U.S. subsidiary invests in U.S. dollar denominated securities to support the yen denominated fixed liability payments and entered into currency rate swaps to hedge the foreign currency exchange rate and yen interest rate exposures that exist as a result of U.S. dollar assets backing the yen denominated liability.

CREDIT DERIVATIVES

Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in value on fixed maturity securities. Credit default swaps are also used to assume credit risk related to an individual entity, referenced index, or asset pool, as a part of replication transactions. These contracts require the Company to pay or receive a periodic fee in exchange for compensation from the counterparty should the referenced security issuers experience a credit event, as defined in the contract. The Company is also exposed to credit risk related to credit derivatives embedded within certain fixed maturity securities. These securities are primarily comprised of structured securities that contain credit derivatives that reference a standard index of corporate securities. In addition, the Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.

EQUITY INDEX SWAPS AND OPTIONS

The Company formerly offered certain equity indexed products, which may contain an embedded derivative that requires bifurcation. The Company enters into S&P index swaps and options to economically hedge the equity volatility risk associated with these embedded derivatives. The Company also enters into equity index options and futures with the purpose of hedging the impact of an adverse equity market environment on the investment portfolio.

U.S GMWB DERIVATIVES, NET

The Company formerly offered certain variable annuity products with GMWB riders in the U.S. The GMWB product is a bifurcated embedded derivative ("U.S. GMWB product derivative") that has a notional value equal to the GRB. The Company uses reinsurance contracts to transfer a portion of its risk of loss due to U.S GMWB. The reinsurance contracts covering U.S. GMWB ("U.S. GMWB reinsurance contracts") are accounted for as free-standing derivatives with a notional amount equal to the GRB amount.

The Company utilizes derivatives (" U.S. GMWB hedging derivatives") as part of an actively managed program designed to hedge a portion of the capital market risk exposures of the un-reinsured GMWB due to changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rate swaps and futures, and equity swaps, options, and futures, on certain indices including the S&P 500 index, EAFE index, and NASDAQ index. The following table represents notional and fair value for U.S. GMWB hedging instruments.

                                                   NOTIONAL AMOUNT                                   FAIR VALUE
                                       DECEMBER 31,              DECEMBER 31,          DECEMBER 31,              DECEMBER 31,
                                           2012                      2011                  2012                      2011
---------------------------------------------------------------------------------------------------------------------------------
Customized swaps                            $7,787                    $8,389                $238                       $385
Equity swaps, options, and futures           5,130                     5,320                 267                        498
Interest rate swaps and futures              5,705                     2,697                  67                         11
                                         ---------                 ---------              ------                     ------
                             TOTAL         $18,622                   $16,406                $572                       $894
                                         ---------                 ---------              ------                     ------

U.S. MACRO HEDGE PROGRAM

The Company utilizes equity options and futures contracts to partially hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from GMDB and GMWB obligations. The following table represents notional and fair value for the U.S. macro hedge program.

                                                       NOTIONAL AMOUNT                                FAIR VALUE
                                            DECEMBER 31,             DECEMBER 31,        DECEMBER 31,             DECEMBER 31,
                                                2012                     2011                2012                     2011
---------------------------------------------------------------------------------------------------------------------------------
Equity futures                                    $ --                      $59               $ --                     $ --
Equity options                                   7,442                    6,760                286                      357
                                              --------                 --------             ------                   ------
                                  TOTAL         $7,442                   $6,819               $286                     $357
                                              --------                 --------             ------                   ------

INTERNATIONAL PROGRAM

The Company formerly offered certain variable annuity products in the U.K. and Japan with GMWB or GMAB riders, which are bifurcated embedded derivatives ("International program product derivatives"). The GMWB provides the policyholder with a GRB if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. Certain contract provisions can increase the GRB at contract holder election or after the passage of time. The GMAB provides the policyholder with their initial deposit in a lump sum after a specified waiting period. The notional amount of the International program product derivatives are the foreign currency denominated GRBs converted to U.S. dollars at the current foreign spot exchange rate as of the reporting period date.

The Company enters into derivative contracts ("International program hedging instruments") to hedge a portion of the capital market risk exposures associated with the guaranteed benefits associated with the international variable annuity contracts. The hedging derivatives are comprised of equity futures, options, and swaps and currency forwards and options to partially hedge against a decline in the debt and equity markets or changes in foreign currency exchange rates and the resulting statutory surplus and capital impact primarily arising from GMDB, GMIB and GMWB obligations issued in the U.K. and Japan. The Company also enters into foreign currency denominated interest rate swaps and swaptions to hedge the interest rate exposure related to the potential annuitization of certain benefit obligations. The following table represents notional and fair value for the international program hedging instruments.

                                                       NOTIONAL AMOUNT                                FAIR VALUE
                                            DECEMBER 31,            DECEMBER 31,        DECEMBER 31,              DECEMBER 31,
                                                2012                    2011                2012                      2011
---------------------------------------------------------------------------------------------------------------------------------
Credit derivatives                                  350                      --                 28                       --
Currency forwards (1)                             9,327                   8,622                (87)                     446
Currency options                                  9,710                   7,038                (49)                      72
Equity futures                                    1,206                   2,691                 --                       --
Equity options                                    2,621                   1,120               (105)                      (3)
Equity swaps                                      2,683                     392                (12)                      (8)
Customized swaps                                    899                      --                (11)                      --
Interest rate futures                               634                     739                 --                       --
Interest rate swaps and swaptions                21,018                   8,117                131                       35
                                              ---------               ---------            -------                   ------
                                   TOTAL        $48,448                 $28,719              $(105)                    $542
                                              ---------               ---------            -------                   ------

(1) As of December 31, 2012 and 2011 net notional amounts are $0.1 billion and $7.2 billion, respectively, which include $4.7 billion and $7.9 billion, respectively, related to long positions and $4.6 billion and $0.7 billion, respectively, related to short positions.

GMAB, GMWB AND GMIB REINSURANCE CONTRACTS

The Company reinsured the GMAB, GMWB, and GMIB embedded derivatives for host variable annuity contracts written by HLIKK. The reinsurance contracts are accounted for as free-standing derivative contracts. The notional amount of the reinsurance contracts is the yen denominated GRB balance value converted at the period-end yen to U.S. dollar foreign spot exchange rate. For further information on this transaction, refer to Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

COINSURANCE AND MODIFIED COINSURANCE REINSURANCE CONTRACTS

During 2010, a subsidiary entered into a coinsurance with funds withheld and modified coinsurance reinsurance agreement with an affiliated captive reinsurer, which creates an embedded derivative. In addition, provisions of this agreement include reinsurance to cede a portion of direct written U.S. GMWB riders, which is accounted for as an embedded derivative. Additional provisions of this agreement cede variable annuity contract GMAB, GMWB and GMIB riders reinsured by the Company that have been assumed from HLIKK and is accounted for as a free-standing derivative. For further information on this transaction, refer to
Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

DERIVATIVE BALANCE SHEET CLASSIFICATION

The table below summarizes the balance sheet classification of the Company's derivative related fair value amounts, as well as the gross asset and liability fair value amounts. The fair value amounts presented do not include income accruals or cash collateral held amounts, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company's separate accounts are not included because the associated gains and losses accrue directly to policyholders. The Company's derivative instruments are held for risk management purposes, unless otherwise noted in the table below. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company's derivative activity. Notional amounts are not necessarily reflective of credit risk.


                                                         NET DERIVATIVES
                                           NOTIONAL AMOUNT                 FAIR VALUE
                                       DEC 31,         DEC 31,        DEC 31,       DEC 31,
                                        2012            2011           2012          2011
------------------------------------------------------------------------------------------------
HEDGE DESIGNATION/ DERIVATIVE TYPE
CASH FLOW HEDGES
 Interest rate swaps                     $3,863          $6,339          $167          $276
 Foreign currency swaps                     163             229           (17)           (5)
                                      ---------       ---------       -------       -------
              TOTAL CASH FLOW HEDGES      4,026           6,568           150           271
                                      ---------       ---------       -------       -------
FAIR VALUE HEDGES
 Interest rate swaps                        753           1,007           (55)          (78)
 Foreign currency swaps                      40             677            16           (39)
                                      ---------       ---------       -------       -------
             TOTAL FAIR VALUE HEDGES        793           1,684           (39)         (117)
                                      ---------       ---------       -------       -------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
  Interest rate swaps, swaptions,
   caps, floors, and futures             13,432           6,252          (363)         (435)
 FOREIGN EXCHANGE CONTRACTS
  Foreign currency swaps and
   forwards                                 182             208            (9)          (10)
  Japan 3Win foreign currency swaps       1,816           2,054          (127)          184
  Japanese fixed annuity hedging
   instruments                            1,652           1,945           224           514
 CREDIT CONTRACTS
  Credit derivatives that purchase
   credit protection                      1,539           1,134            (5)           23
  Credit derivatives that assume
   credit risk (1)                        1,981           2,212            (8)         (545)
  Credit derivatives in offsetting
   positions                              5,341           5,020           (22)          (43)
 EQUITY CONTRACTS
  Equity index swaps and options            791           1,433            35            23
 VARIABLE ANNUITY HEDGE PROGRAM
  U.S. GMWB product derivative (2)       28,868          34,569        (1,249)       (2,538)
  U.S. GMWB reinsurance contracts         5,773           7,193           191           443
  U.S. GMWB hedging instruments          18,622          16,406           572           894
  U.S. macro hedge program                7,442           6,819           286           357
  International program product
   derivatives (2)                        1,876           2,009           (42)          (30)
  International program hedging
   instruments                           48,448          28,719          (105)          542
 OTHER
  GMAB, GMWB, and GMIB reinsurance
   contracts                             18,287          21,627        (1,827)       (3,207)
  Coinsurance and modified
   coinsurance reinsurance contracts     44,985          50,756           890         2,630
                                      ---------       ---------       -------       -------
     TOTAL NON-QUALIFYING STRATEGIES    201,035         188,356        (1,559)       (1,198)
                                      ---------       ---------       -------       -------
  TOTAL CASH FLOW HEDGES, FAIR VALUE
        HEDGES, AND NON - QUALIFYING
                          STRATEGIES   $205,854        $196,608       $(1,448)      $(1,044)
                                      ---------       ---------       -------       -------
BALANCE SHEET LOCATION
 Fixed maturities,
  available-for-sale                       $416            $416          $(20)         $(45)
 Other investments                       37,809          51,231           581         1,971
 Other liabilities                       67,765          28,717            38          (254)
 Consumer notes                              26              35            (2)           (4)
 Reinsurance recoverable                 47,430          55,140         1,081         3,073
 Other policyholder funds and
  benefits payable                       52,408          61,069        (3,126)       (5,785)
                                      ---------       ---------       -------       -------
                   TOTAL DERIVATIVES   $205,854        $196,608       $(1,448)      $(1,044)
                                      ---------       ---------       -------       -------

                                                       ASSET                         LIABILITY
                                                    DERIVATIVES                     DERIVATIVES
                                                    FAIR VALUE                      FAIR VALUE
                                          DEC 31,                DEC 31,       DEC 31,       DEC 31,
                                            2012                   2011         2012          2011
------------------------------------  -------------------------------------------------------------------
HEDGE DESIGNATION/ DERIVATIVE TYPE
CASH FLOW HEDGES
 Interest rate swaps                         $167                   $276          $ --          $ --
 Foreign currency swaps                         3                     17           (20)          (22)
                                           ------                 ------       -------       -------
              TOTAL CASH FLOW HEDGES          170                    293           (20)          (22)
                                           ------                 ------       -------       -------
FAIR VALUE HEDGES
 Interest rate swaps                           --                     --           (55)          (78)
 Foreign currency swaps                        16                     64            --          (103)
                                           ------                 ------       -------       -------
             TOTAL FAIR VALUE HEDGES           16                     64           (55)         (181)
                                           ------                 ------       -------       -------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
  Interest rate swaps, swaptions,
   caps, floors, and futures                  436                    417          (799)         (852)
 FOREIGN EXCHANGE CONTRACTS
  Foreign currency swaps and
   forwards                                     5                      3           (14)          (13)
  Japan 3Win foreign currency swaps            --                    184          (127)           --
  Japanese fixed annuity hedging
   instruments                                228                    540            (4)          (26)
 CREDIT CONTRACTS
  Credit derivatives that purchase
   credit protection                            3                     35            (8)          (12)
  Credit derivatives that assume
   credit risk (1)                             17                      2           (25)         (547)
  Credit derivatives in offsetting
   positions                                   56                    101           (78)         (144)
 EQUITY CONTRACTS
  Equity index swaps and options               45                     36           (10)          (13)
 VARIABLE ANNUITY HEDGE PROGRAM
  U.S. GMWB product derivative (2)             --                     --        (1,249)       (2,538)
  U.S. GMWB reinsurance contracts             191                    443            --            --
  U.S. GMWB hedging instruments               743                  1,022          (171)         (128)
  U.S. macro hedge program                    356                    357           (70)           --
  International program product
   derivatives (2)                             --                     --           (42)          (30)
  International program hedging
   instruments                                657                    672          (762)         (130)
 OTHER
  GMAB, GMWB, and GMIB reinsurance
   contracts                                   --                     --        (1,827)       (3,207)
  Coinsurance and modified
   coinsurance reinsurance contracts        1,566                  2,901          (676)         (271)
                                           ------                 ------       -------       -------
     TOTAL NON-QUALIFYING STRATEGIES        4,303                  6,713        (5,862)       (7,911)
                                           ------                 ------       -------       -------
  TOTAL CASH FLOW HEDGES, FAIR VALUE
        HEDGES, AND NON - QUALIFYING
                          STRATEGIES       $4,489                 $7,070       $(5,937)      $(8,114)
                                           ------                 ------       -------       -------
BALANCE SHEET LOCATION
 Fixed maturities,
  available-for-sale                         $ --                   $ --          $(20)         $(45)
 Other investments                          1,049                  2,745          (468)         (774)
 Other liabilities                          1,683                    981        (1,645)       (1,235)
 Consumer notes                                --                     --            (2)           (4)
 Reinsurance recoverable                    1,757                  3,344          (676)         (271)
 Other policyholder funds and
  benefits payable                             --                     --        (3,126)       (5,785)
                                           ------                 ------       -------       -------
                   TOTAL DERIVATIVES       $4,489                 $7,070       $(5,937)      $(8,114)
                                           ------                 ------       -------       -------

(1) The derivative instruments related to this strategy are held for other investment purposes.

(2) These derivatives are embedded within liabilities and are not held for risk management purposes.

CHANGE IN NOTIONAL AMOUNT

The net increase in notional amount of derivatives since December 31, 2011, was primarily due to the following:

- The $48.4 billion notional amount related to the international program hedging instruments as of December 31, 2012, consisted of $43.8 billion of long positions and $4.6 billion of offsetting short positions, resulting in a net notional amount of $39.2 billion. The $28.7 billion notional amount as of December 31, 2011, consisted of $28.0 billion of long positions and $0.7 billion of offsetting short positions, resulting in a net notional amount of $27.3 billion. The increase in net notional of $11.9 billion primarily resulted from the Company increasing its hedging of interest rate exposure.

CHANGE IN FAIR VALUE

The decline in the total fair value of derivative instruments since December 31, 2011, was primarily related to the following:

- The fair value related to the international program hedging instruments decreased as a result of the improvement in global equity markets and the depreciation of the Japanese yen in relation to the euro and the U.S. dollar

- The fair value related to the Japanese fixed annuity hedging instruments and Japan 3Win foreign currency swaps decreased primarily due to the strengthening of the currency basis swap spread between U.S. dollar and Japanese yen, a decline in U.S. interest rates, and depreciation of the Japanese yen in relation to the U.S. dollar.

- The increase in fair value related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily due to a liability model assumption update, outperformance of the underlying actively managed funds as compared to their respective indices and lower equity market volatility.

- The increase in fair value related to credit derivatives that assume credit risk was primarily due to credit spread tightening and to the disposition of substantially all of the Company's interest in a consolidated VIE that contained a credit derivative. For more information on the disposition, see the Variable Interest Entity section of this footnote.

- GMAB, GMWB and GMIB reinsurance contracts represent the guarantees that are internally reinsured from HLIKK. The fair value of these liabilities has improved as a result of a sustained recovery in the equity markets, exchange rates, interest rates and volatility. For a discussion related to the reinsurance agreement refer to Note 16 --Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The Coinsurance and modified coinsurance reinsurance contracts represents U.S. and International guarantees that are ceded to an affiliate. The primary driver of the decline in the fair value of these derivatives is a result of changes in the unrealized gains/losses of the underlying portfolios associated with these contract. For a discussion related to the reinsurance agreement refer to Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

CASH FLOW HEDGES

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing hedge ineffectiveness are recognized in current earnings. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The following table presents the components of the gain or loss on derivatives that qualify as cash flow hedges:

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                                                                   NET REALIZED CAPITAL GAINS (LOSSES)
                                    GAIN (LOSS) RECOGNIZED IN OCI                        RECOGNIZED IN INCOME ON
                                  ON DERIVATIVE (EFFECTIVE PORTION)                  DERIVATIVE (INEFFECTIVE PORTION)
                                   2012              2011         2010        2012                 2011                 2010
---------------------------------------------------------------------------------------------------------------------------------
Interest rate swaps                  $26              $245         $232       $ --                  $(2)                  $2
Foreign currency swaps               (18)               (5)           3         --                   --                   (1)
                                   -----            ------       ------       ----                 ----                 ----
                       TOTAL          $8              $240         $235       $ --                  $(2)                  $1
                                   -----            ------       ------       ----                 ----                 ----

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                                                                         GAIN (LOSS) RECLASSIFIED FROM AOCI
                                                                                          INTO INCOME (EFFECTIVE PORTION)
                                                                                   2012             2011                 2010
----------------------------------------------------------------------------------------------------------------------------------
Interest rate swaps                           Net realized capital gains (losses)    $85              $6                   $5
Interest rate swaps                                  Net investment income (loss)     97              77                   56
Foreign currency swaps                        Net realized capital gains (losses)     (4)             (1)                  (7)
                                                                                  ------            ----                 ----
                                                                           TOTAL    $178             $82                  $54
                                                                                  ------            ----                 ----

As of December 31, 2012, the before-tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months are $140. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. Also included are deferred gains related to cash flow hedges associated with fixed-rate bonds sold as part of the Retirement Plans and Individual Life business dispositions completed January 1, 2013 and January 2, 2013, respectively. For further information on the business dispositions, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

During the year ended December 31, 2012, the before-tax deferred net gains on derivative instruments reclassified from AOCI to earnings totaled $91. This primarily resulted from the discontinuance of cash flow hedges due to forecasted transactions no longer probable of occurring associated with variable rate bonds sold as part of the Individual and Retirement Plans business dispositions. For further information on the business dispositions, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements. For the years ended December 31, 2011 and 2010, the Company had no and less than $1 of net reclassifications, respectively, from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.

FAIR VALUE HEDGES

For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative, as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings. The Company includes the gain or loss on the derivative in the same line item as the offsetting loss or gain on the hedged item. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The Company recognized in income gains (losses) representing the ineffective portion of fair value hedges as follows:

                DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS

                                                       GAIN (LOSS) RECOGNIZED IN INCOME (1)
                                               2012                                       2011
                                                         HEDGED                                     HEDGED
                                 DERIVATIVE               ITEM              DERIVATIVE               ITEM
-------------------------------------------------------------------------------------------------------------------
Interest rate swaps
 Net realized capital gains
  (losses)                            $(3)                 $(3)                 $(58)                 $54
 Benefits, losses and loss
  adjustment expenses                  --                   --                    (1)                   3
Foreign currency swaps
 Net realized capital gains
  (losses)                             (7)                   7                    (1)                   1
 Benefits, losses and loss
  adjustment expenses                  (6)                   6                   (22)                  22
                                    -----                 ----                 -----                 ----
                        TOTAL        $(16)                 $10                  $(81)                 $77
                                    -----                 ----                 -----                 ----

                               GAIN (LOSS) RECOGNIZED IN INCOME (1)
                                               2010
                                                         HEDGED
                                 DERIVATIVE               ITEM
-----------------------------  ------------------------------------
Interest rate swaps
 Net realized capital gains
  (losses)                           $(44)                 $38
 Benefits, losses and loss
  adjustment expenses
Foreign currency swaps
 Net realized capital gains
  (losses)                              8                   (8)
 Benefits, losses and loss
  adjustment expenses                 (12)                  12
                                    -----                 ----
                        TOTAL        $(49)                 $45
                                    -----                 ----

(1) The amounts presented do not include the periodic net coupon settlements of the derivative or the coupon income (expense) related to the hedged item. The net of the amounts presented represents the ineffective portion of the hedge.

NON-QUALIFYING STRATEGIES

For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains (losses). The following table presents the gain or loss recognized in income on non-qualifying strategies:

                           NON-QUALIFYING STRATEGIES

       GAIN (LOSS) RECOGNIZED WITHIN NET REALIZED CAPITAL GAINS (LOSSES)

                                                     DECEMBER 31,
                                            2012           2011         2010
----------------------------------------------------------------------------------
INTEREST RATE CONTRACTS
   Interest rate swaps, caps, floors,
    and forwards                                $26          $20          $14
FOREIGN EXCHANGE CONTRACTS
   Foreign currency swaps and forwards           10            1           (3)
   Japan 3Win foreign currency swaps (1)       (300)          31          215
   Japanese fixed annuity hedging
    instruments (2)                            (178)         109          385
CREDIT CONTRACTS
   Credit derivatives that purchase
    credit protection                           (19)          (8)         (17)
   Credit derivatives that assume credit
    risk                                        204         (141)         157
EQUITY CONTRACTS
   Equity index swaps and options               (31)         (67)           5
VARIABLE ANNUITY HEDGE PROGRAM
   U.S. GMWB product derivatives              1,430         (780)         486
   U.S. GMWB reinsurance contracts             (280)         131         (102)
   U.S. GMWB hedging instruments               (631)         252         (295)
   U.S. macro hedge program                    (340)        (216)        (445)
   International program product
    derivative                                   (7)         (12)          24
   International program hedging
    instruments                              (1,160)         735          (37)
OTHER
   GMAB, GMWB, and GMIB reinsurance
    contracts                                 1,233         (326)        (769)
   Coinsurance and modified coinsurance
    reinsurance contracts                    (1,862)         373          284
                                          ---------       ------       ------
                                   TOTAL    $(1,905)        $102         $(98)
                                          ---------       ------       ------

(1) The associated liability is adjusted for changes in spot rates through realized capital gains and was $189, $(100) and $(273) for the years ended December 31, 2012, 2011 and 2010, respectively.

(2) The associated liability is adjusted for changes in spot rates through realized capital gains and losses and was $245, $(129) and $(332) for the years ended December 31, 2012, 2011, and 2010, respectively.

For the year ended December 31, 2012, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

- The net loss associated with the international program hedging instruments was primarily driven by an improvement in global equity markets and depreciation of the Japanese yen in relation to the euro and the U.S. dollar.

- The net gain related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily driven by liability model assumption updates, outperformance of underlying actively managed funds compared to their respective indices, and lower equity volatility.

- The net loss on the U.S. macro hedge program was primarily due to the passage of time, an improvement in domestic equity markets, and a decrease in equity volatility.

- The net gain associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to the depreciation of the Japanese yen and an improvement in equity markets.

- The net loss on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The net loss related to the Japan 3Win foreign currency swaps and Japanese fixed annuity hedging instruments was primarily due to the depreciation of the Japanese yen in relation to the U.S. dollar, the strengthening of the currency basis swap spread between the U.S. dollar and the Japanese yen, and a decline in U.S. interest rates.

- The gain on credit derivatives that assume credit risk as a part of replication transactions resulted from credit spread tightening.

For the year ended December 31, 2011, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

- The net gain associated with the international program hedging instruments was primarily driven by strengthening of the Japanese yen, a decline in global equity markets, and a decrease in interest rates.

- The loss related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of a decrease in long-term interest rates and higher interest rate volatility.

- The net loss associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to the strengthening of the Japanese yen and a decrease in equity markets.

- The net gain on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The net loss on the U.S. macro hedge program was primarily driven by time decay and a decrease in equity market volatility since the purchase date of certain options during the fourth quarter.

For the year ended December 31, 2010, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily due to the following:

- The net loss on derivatives associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to a decrease in Japan interest rates, an increase in Japan currency volatility and a decrease in Japan equity markets.

- The net loss associated with the U.S. macro hedge program was primarily due to a higher equity market valuation, time decay, and lower implied market volatility.

- The net gain on the Japanese fixed annuity hedging instruments was primarily due to the strengthening of the Japanese yen in comparison to the U.S. dollar.

- The net gain related to the Japan 3 Win foreign currency swaps was primarily due to the strengthening of the Japanese yen in comparison to the U.S. dollar, partially offset by the decrease in U.S. long-term interest rates.

- The net gain on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument, primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The net gain associated with credit derivatives that assume credit risk as a part of replication transactions resulted from credit spread tightening.

- The gain related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of liability model assumption updates during third quarter, lower implied market volatility, and outperformance of the underlying actively managed funds as compared to their respective indices, partially offset by a general decrease in long-term interest rates and rising equity markets.

Refer to Note 10 -- Commitments and Contingencies of Notes to Consolidated Financial Statements for additional disclosures regarding contingent credit related features in derivative agreements.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk of a single entity, referenced index, or asset pool in order to synthetically replicate investment transactions. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard and customized diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amounts and fair value for credit derivatives in which the Company is assuming credit risk as of December 31, 2012 and 2011.
                            AS OF DECEMBER 31, 2012

                                                                      WEIGHTED
                                                                      AVERAGE
CREDIT DERIVATIVE TYPE BY          NOTIONAL           FAIR            YEARS TO
DERIVATIVE RISK EXPOSURE          AMOUNT (2)         VALUE            MATURITY
-----------------------------------------------------------------------------------
Single name credit default
 swaps
 Investment grade risk
  exposure                          $1,787             $8              3 years
 Below investment grade risk
  exposure                             114               (1)           1 year
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                           2,074               11           2 years
 Investment grade risk
  exposure                             237              (12)          4 years
 Below investment grade risk
  exposure                             115              (27)          4 years
Embedded credit derivatives
 Investment grade risk
  exposure                             325              296           4 years
                                    ------            -----           --------
                        TOTAL       $4,652             $275
                                    ------            -----           --------


                                       UNDERLYING REFERENCEDRAGE          OFFSETTING
CREDIT DERIVATIVE TYPE BY             CREDIT OBLIGATION(S)C(1)IT           NOTIONAL        OFFSETTING
DERIVATIVE RISK EXPOSURE            TYPE                  RATING          AMOUNT (3)     FAIR VALUE (3)
-----------------------------  ------------------------------------------------------------------------
Single name credit default
 swaps
                                  Corporate
 Investment grade risk             Credit/
  exposure                      Foreign Gov.                A                $878              $(19    )
 Below investment grade risk      Corporate
  exposure                         Credit                   B+                 114               (3)
Basket credit default swaps
 (4)
 Investment grade risk            Corporate
  exposure                         Credit                  BBB+              1,326               (6)
 Investment grade risk
  exposure                       CMBS Credit                A                  238               12
 Below investment grade risk
  exposure                       CMBS Credit                B+                 115               27
Embedded credit derivatives
 Investment grade risk            Corporate
  exposure                         Credit                  BBB-                 --               --
                               ---------------            ------            ------             ----
                        TOTAL                                               $2,671              $11
                               ---------------            ------            ------             ----

                            AS OF DECEMBER 31, 2011

                                                                      WEIGHTED
                                                                      AVERAGE
CREDIT DERIVATIVE TYPE BY          NOTIONAL                           YEARS TO
DERIVATIVE RISK EXPOSURE          AMOUNT (2)       FAIR VALUE         MATURITY
-----------------------------------------------------------------------------------
Single name credit default
 swaps
 Investment grade risk
  exposure                          $1,067            $(18     )      3 years
 Below investment grade risk
  exposure                             125               (7)          2 years
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                           2,375              (71)          3 years
 Investment grade risk
  exposure                             353              (63)          5 years
 Below investment grade risk
  exposure                             477             (441)          3 years
Embedded credit derivatives
 Investment grade risk
  exposure                              25               24           3 years
 Below investment grade risk
  exposure                             300              245           5 years
                                    ------            -----           --------
                        TOTAL       $4,722            $(331)
                                    ------            -----           --------

                                       UNDERLYING REFERENCED
                                      CREDIT OBLIGATION(S) (1)

                                                         AVERAGE          OFFSETTING      OFFSETTING
CREDIT DERIVATIVE TYPE BY                                 CREDIT           NOTIONAL          FAIR
DERIVATIVE RISK EXPOSURE            TYPE                  RATING          AMOUNT (3)       VALUE (3)
-----------------------------  -----------------------------------------------------------------------
Single name credit default
 swaps
                                  Corporate
 Investment grade risk             Credit/
  exposure                      Foreign Gov.                A+               $915             $(19    )
 Below investment grade risk      Corporate
  exposure                         Credit                   B+                 114              (3)
Basket credit default swaps
 (4)
 Investment grade risk            Corporate
  exposure                         Credit                  BBB+              1,128              17
 Investment grade risk
  exposure                       CMBS Credit               BBB+                353              62
 Below investment grade risk      Corporate
  exposure                         Credit                  BBB+                 --              --
Embedded credit derivatives
 Investment grade risk            Corporate
  exposure                         Credit                  BBB-                 --              --
 Below investment grade risk      Corporate
  exposure                         Credit                  BB+                  --              --
                               ---------------            ------            ------            ----
                        TOTAL                                               $2,510             $57
                               ---------------            ------            ------            ----

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid related to, the original swap.

(4) Includes $2.4 billion and $2.7 billion as of December 31, 2012 and 2011, respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index. As of December 31, 2012 the Company did not hold customized diversified portfolios of corporate issuers referenced through credit default swaps. As of December 31, 2011 the Company held $478 of customized diversified portfolios of corporate issuers referenced through credit default swaps.

COLLATERAL ARRANGEMENTS

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2012 and 2011, collateral pledged having a fair value of $370 and $762, respectively, was included in fixed maturities, AFS, in the Consolidated Balance Sheets.

The following table presents the classification and carrying amount of derivative instruments collateral pledged.

                                              DECEMBER 31,          DECEMBER 31,
                                                  2012                  2011
------------------------------------------------------------------------------------
Fixed maturities, AFS                              $370                  $762
Short-term investments                              179                   148
                                                 ------                ------
                TOTAL COLLATERAL PLEDGED           $549                  $910
                                                 ------                ------

As of December 31, 2012 and 2011, the Company had accepted collateral with a fair value of $2.7 billion and $2.4 billion, respectively, of which $2.2 billion and $1.9 billion, respectively, was cash collateral which was invested and recorded in the Consolidated Balance Sheets in fixed maturities and short-term investments with corresponding amount recorded in other assets and other liabilities. Included in the $2.2 billion of cash collateral, as of December 31, 2012, was $1.6 billion which relates to repurchase agreements and dollar roll transactions. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty. As of December 31, 2012 and 2011, noncash collateral accepted was held in separate custodial accounts and was not included in the Company's Consolidated Balance Sheets.

SECURITIES ON DEPOSIT WITH STATES

The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2012 and 2011, the fair value of securities on deposit was approximately $14 and $14, respectively.

5. REINSURANCE

Insurance recoveries on ceded reinsurance agreements, which reduce death and other benefits, were $302, $252, and $324 for the years ended December 31, 2012, 2011, and 2010, respectively. The Company reinsures 31% of GMDB, as well as a portion of GMWB, on contracts issued prior to July 2007, offered in connection with its variable annuity contracts. The Company maintains reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $94, $106, and $129 in 2012, 2011, and 2010, respectively, and accident and health premium of $177, $191, and $205, respectively, to HLA. A subsidiary of the Company, Hartford Life and Annuity Insurance Company ("HLAI") has a modified coinsurance ("modco") and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance ("WRR"). Under this transaction, the Company ceded $67, $71, and $56 in 2012, 2011, and 2010, respectively. Refer to Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for further information.

Net fee income, earned premiums and other were comprised of the following:

                                                            FOR THE YEARS ENDED DECEMBER 31,
                                          2012                            2011                     2010
--------------------------------------------------------------------------------------------------------------
Gross fee income, earned premiums and
 other                                           $3,776                   $4,187                   $4,176
Reinsurance assumed                                   8                       13                       69
Reinsurance ceded                                  (698)                    (733)                    (759)
                                               --------                 --------                 --------
     NET FEE INCOME, EARNED PREMIUMS AND
                                   OTHER         $3,086                   $3,467                   $3,486
                                               --------                 --------                 --------

6. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Changes in the DAC balance are as follows:

                                                            FOR THE YEARS ENDED DECEMBER 31,
                                          2012                            2011                     2010
--------------------------------------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD                    $ 3,448                  $ 3,694                  $ 4,341
Deferred costs                                      329                      381                      381
Amortization -- DAC                                (280)                    (290)                    (244)
Amortization -- Unlock benefit (charge),
 pre-tax                                            (44)                    (137)                     134
Amortization -- DAC from discontinued
 operations                                         (35)                     (47)                     (68)
Adjustments to unrealized gains and
 losses on securities available-
 for-sale and other (1), (2)                       (346)                    (154)                    (848)
Effect of currency translation                       --                        1                       (9)
Cumulative effect of accounting change,
 pre-tax (3)                                         --                       --                        7
                                               --------                 --------                 --------
BALANCE, END OF PERIOD (4)                       $3,072                   $3,448                   $3,694
                                               --------                 --------                 --------

(1) Primarily represents the effect of declining interest rates, resulting in unrealized gains on securities classified in AOCI.

(2) Other includes a $16 reduction of the DAC asset as a result of the sale of assets used to administer the Company's PPLI business in 2012. The reduction is directly attributable to this transaction as it results in lower future estimated gross profits than originally estimated on these products. For further information regarding this transaction see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements. Other also includes a $34 reduction of the DAC asset as a result of the sale of Hartford Investment Canada Corporation in 2010.

(3) For the year ended December 31, 2010 the effect of adopting new accounting guidance for embedded credit derivatives resulted in a decrease to retained earnings and, as a result, a DAC benefit. In addition, an offsetting amount was recorded in unrealized losses as unrealized losses decreased upon adoption of the new accounting guidance.

(4) For further information, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

As of December 31, 2012, estimated future net amortization expense of present value of future profits for the succeeding five years is $22, $6, $6, $6 and $5 in 2013, 2014, 2015, 2016 and 2017 respectively. Future net amortization expense as of December 31, 2012 reflects the estimated impact of the business disposition transactions discussed in Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

7. GOODWILL

The reporting units of the Company for which goodwill has been allocated include Mutual Funds, Retirement Plans and Individual Life.

YEAR ENDED DECEMBER 31, 2012

During the fourth quarter of 2012, the Company wrote off $159 of goodwill associated with the Mutual Funds reporting unit including goodwill of $10 due to the sale of Woodbury Financial Services and $149 of remaining goodwill as a result of the Mutual Funds reorganization. For further discussion of the reorganization of the Mutual Funds business, see Note 1 -- Basis of Presentation and Significant Accounting Policies and Note 18 -- Discontinued Operations of Notes to Consolidated Financial Statements.

During the first quarter of 2012, the Company determined that a triggering event requiring an interim impairment assessment had occurred as a result of its decision to pursue sales or other strategic alternatives for the Retirement Plans and Individual Life reporting units.

The Company completed interim impairment tests during each of the first three quarters of 2012 for the Retirement Plans reporting unit which resulted in no impairment of goodwill. The annual goodwill assessment for Retirement Plans was completed as of October 31, 2012 and an additional impairment test was completed as of December 31, 2012 as a result of the anticipated sale of this business unit. No write-down of goodwill resulted for the year ended December 31, 2012. Retirement Plans passed step one of the goodwill impairment tests with a margin of less than 10% between fair value and book value of the reporting unit as of both dates. The fair value of the Retirement Plans reporting unit as of October 31, 2012 and December 31, 2012 was based on a negotiated transaction price. The carrying amount of goodwill allocated to the Retirement Plans reporting unit was $87 as of December 31, 2012 and December 31, 2011.

The Company completed interim impairment tests during each of the first three quarters of 2012 for the Individual Life reporting unit which resulted in no impairment of goodwill as the Company anticipated a gain on the sale of the Individual Life reporting unit. Upon closing the fourth quarter of 2012, the Company uncovered an error in its calculation of the transaction gain that resulted in the transaction generating a modest loss. This loss would have resulted in a goodwill impairment in the third quarter, however, this loss was recognized in the fourth quarter as it was immaterial to the respective quarter's financial statements taken as a whole. Accordingly, an impairment loss of $61 was recognized in the fourth quarter of 2012. An additional impairment test was completed for the Individual Life reporting unit as of December 31, 2012 as a result of the anticipated sale of this business unit. No additional write-down of goodwill resulted for the year ended December 31, 2012 as fair value approximated the remaining book value of the reporting unit as of December 31, 2012. The fair value of the Individual Life reporting unit as of October 31, 2012 and December 31, 2012 was based on a negotiated transaction price. The carrying amount of goodwill allocated to the Individual Life reporting unit was $163 and $224 as of December 31, 2012 and 2011, respectively.

YEAR ENDED DECEMBER 31, 2011

The Company completed its annual goodwill assessment for the individual reporting units on January 1, 2011 and October 31, 2011, which resulted in no impairment of goodwill. All reporting units passed the first step of both impairment tests with a significant margin.

YEAR ENDED DECEMBER 31, 2010

The Company completed its annual goodwill assessment for the individual reporting units on January 1, 2010, which resulted in no write-downs of goodwill in 2010. The reporting units passed the first step of their annual impairment tests with a significant margin with the exception of the Individual Life reporting unit. Individual Life completed the second step of the annual goodwill impairment test resulting in an implied goodwill value that was in excess of its carrying value. Even though the fair value of the reporting unit was lower than its carrying value, the implied level of goodwill in Individual Life exceeded the carrying amount of goodwill. In the hypothetical purchase accounting required by step two of the goodwill impairment test, the implied present value of future profits was substantially lower than that of the DAC asset removed in purchase accounting. A higher discount rate was used for calculating the present value of future profits as compared to that used for calculating the present value of estimated gross profits for DAC. As a result, in the hypothetical purchase accounting, implied goodwill exceeded the carrying amount of goodwill.

8. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

Changes in the gross GMDB and UL secondary guarantee benefits are as follows:

                                                                 UL SECONDARY
                                                 GMDB             GUARANTEES
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2012         $ 1,158              $ 228
Incurred                                            228                113
Paid                                               (258)                --
Unlock                                             (181)                22
Currency Translation Adjustment                      (3)                --
                                               --------             ------
LIABILITY BALANCE AS OF DECEMBER 31, 2012          $944               $363
                                               --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF JANUARY
 1, 2012                                          $ 724               $ 22
Incurred                                            121                 (1)
Paid                                               (121)                --
Unlock                                             (116)                --
                                               --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF DECEMBER
 31, 2012                                          $608                $21
                                               --------             ------

                                                                 UL SECONDARY
                                                 GMDB             GUARANTEES
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2011         $ 1,115              $ 113
Incurred                                            271                 53
Paid                                               (284)                --
Unlock                                               48                 62
Currency Translation Adjustment                       8                 --
                                               --------             ------
LIABILITY BALANCE AS OF DECEMBER 31, 2011        $1,158               $228
                                               --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF JANUARY
 1, 2011                                          $ 686               $ 30
Incurred                                            128                 (8)
Paid                                               (143)                --
Unlock                                               53                 --
                                               --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF DECEMBER
 31, 2011                                          $724                $22
                                               --------             ------

The following table presents details concerning GMDB and GMIB exposure as of December 31, 2012:

     INDIVIDUAL VARIABLE AND GROUP ANNUITY ACCOUNT VALUE BY GMDB/GMIB TYPE

                                                                                       RETAINED NET
                                                ACCOUNT             NET AMOUNT            AMOUNT           WEIGHTED AVERAGE
                                                 VALUE               AT RISK             AT RISK            ATTAINED AGE OF
MAXIMUM ANNIVERSARY VALUE ("MAV") (1)         ("AV") (8)           ("NAR") (9)         ("RNAR") (9)            ANNUITANT
-------------------------------------------------------------------------------------------------------------------------------
 MAV only                                         $19,509              $3,973               $263                   69
 With 5% rollup (2)                                 1,517                 379                 26                   69
 With Earnings Protection Benefit Rider             4,990                 582                 17                   66
  ("EPB") (3)
 With 5% rollup & EPB                                 561                 127                  5                   69
                                              -----------            --------             ------                  ---
 Total MAV                                         26,577               5,061                311
Asset Protection Benefit (APB) (4)                 20,008               1,069                208                   67
Lifetime Income Benefit (LIB) -- Death              1,063                  33                  9                   65
 Benefit (5)
Reset (6) (5-7 years)                               3,098                 140                 73                   69
Return of Premium (7) /Other                       21,807                 327                 89                   66
                                              -----------            --------             ------                  ---
                SUBTOTAL U.S. GMDB               $ 72,553             $ 6,630              $ 690                   67
 Less: General Account Value with U.S.              7,405
  GMBD
                                              -----------
SUBTOTAL SEPARATE ACCOUNT LIABILITIES              65,148
                         WITH GMDB
 Separate Account Liabilities without              76,410
  U.S. GMDB
                                              -----------
TOTAL SEPARATE ACCOUNT LIABILITIES               $141,558
                                              -----------
JAPAN GMDB (10), (11)                            $ 16,115             $ 2,650               $ --                   68
JAPAN GMIB (10), (11)                             $15,454              $2,389               $ --                   68
                                              -----------            --------             ------                  ---

(1) MAV GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 (adjusted for withdrawals).

(2) Rollup GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 years or 100% of adjusted premiums.

(3) EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of the contract's growth. The contract's growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net withdrawals.

(4) APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

(5) LIB GMDB is the greatest of current AV, net premiums paid, or for certain contracts a benefit amount that ratchets over time, generally based on market performance.

(6) Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 (adjusted for withdrawals).

(7)  ROP GMDB is the greater of current AV and net premiums paid.

(8) AV includes the contract holder's investment in the separate account and the general account.

(9) NAR is defined as the guaranteed benefit in excess of the current AV. RNAR is NAR reduced for reinsurances. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.

(10) Assumed GMDB includes a ROP and MAV (before age 80) paid in a single lump sum. GMIB is a guarantee to return initial investment, adjusted for earnings liquidity, paid through a fixed annuity, after a minimum deferral period of 10, 15 or 20 years. The guaranteed remaining balance ("GRB") related to the Japan GMIB was $17.8 billion and $21.1 billion as of December 31, 2012 and December 31, 2011, respectively. The GRB related to the Japan GMAB and GMWB was $470 and $567 as of December 31, 2012 and December 31, 2011, respectively. These liabilities are not included in the Separate Account as they are not legally insulated from the general account liabilities of the insurance enterprise. As of December 31, 2012, 100% of RNAR is reinsured to an affiliate. See Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

(11) Policies with a guaranteed living benefit (a GMWB in the US or a GMIB in Japan) also have a guaranteed death benefit. The NAR for each benefit is shown, however these benefits are not additive. When a policy terminates due to death, any NAR related to GMWB or GMIB is released. Similarly, when a policy goes into benefit status on a GMWB or GMIB, its GMDB NAR is released.

See Note 3 -- Fair Value Measurements of Notes to Consolidated Financial Statements for a description of the Company's guaranteed living benefits that are accounted for at fair value.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                   DECEMBER 31,         DECEMBER 31,
ASSET TYPE                             2012                 2011
------------------------------------------------------------------------
Equity securities (including
 mutual funds)                         $58,208              $61,472
Cash and cash equivalents                6,940                7,516
                                     ---------            ---------
                         TOTAL         $65,148              $68,988
                                     ---------            ---------

As of December 31, 2012 and December 31, 2011, approximately 16% and 17%, respectively, of the equity securities above were invested in fixed income securities through these funds and approximately 84% and 83%, respectively, were invested in equity securities through these funds.

9. SALES INDUCEMENTS

The Company offered enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. The expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract. Consistent with the Unlock, the Company unlocked the amortization of the sales inducement asset. See Note 6 -- Deferred Policy Acquisition Costs and Present Value of Future Profits of Notes to Consolidated Financial Statements for more information concerning the Unlock.

Changes in sales inducement activity are as follows:

                                                 FOR THE YEARS ENDED
                                                     DECEMBER 31,
                                            2012         2011         2010
--------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD                 $186         $197         $194
Sales inducements deferred                      4            6           10
Amortization -- Unlock                        (59)          (4)          (9)
Amortization charged to income                (13)         (13)           2
                                           ------       ------       ------
BALANCE, END OF PERIOD                       $118         $186         $197
                                           ------       ------       ------

10. COMMITMENTS AND CONTINGENCIES

CONTINGENCIES RELATING TO CORPORATE LITIGATION AND REGULATORY MATTERS

Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at its "best estimate," or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated reserve at the low end of the range of losses.

LITIGATION

The Company is involved in claims litigation arising in the ordinary course of business, both as a liability insurer defending or providing indemnity for third-party claims brought against insureds and as an insurer defending coverage claims brought against it. The Company accounts for such activity through the establishment of unpaid loss and loss adjustment expense reserves. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.

The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. These actions include, among others and in addition to the matter described below, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of certain life insurance products and improper claim practices with respect to certain group benefits claims. The Company also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, the outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

LEASE COMMITMENTS

The rent paid to Hartford Fire for operating leases was $17, $19 and $15 for the years ended December 31, 2012, 2011 and 2010, respectively. Future minimum lease commitments as of December 31, 2012 are as follows:

                                                                    OPERATING
                                                                      LEASES
--------------------------------------------------------------------------------
2013                                                                    $11
2014                                                                      7
2015                                                                      6
2016                                                                      4
2017                                                                      3
Thereafter                                                                3
                                                                       ----
                                                           TOTAL        $34
                                                                       ----

UNFUNDED COMMITMENTS

As of December 31, 2012, the Company has outstanding commitments totaling $299, of which $269 is committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period (on average 2 to 4 years) to fund the purchase of new investments and partnership expenses. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. Additionally, $27 is largely related to commercial whole loans expected to fund in the first half of 2013. The remaining outstanding commitments are related to various funding obligations associated with private placement securities. These have a commitment period of one month to one year.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

The Company accounts for guaranty fund and other insurance assessments in accordance with Accounting Standards Codification 405-30, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". Liabilities for guaranty funds and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2012 and 2011, the liability balance was $42 and $43, respectively. As of December 31, 2012 and 2011, $27 and $26, respectively, related to premium tax offsets were included in other assets. In 2011, the Company recognized $22 for expected assessments related to the Executive Life Insurance Company of New York (ELNY) insolvency.

DERIVATIVE COMMITMENTS

Certain of the Company's derivative agreements contain provisions that are tied to the financial strength ratings of the individual legal entity that entered into the derivative agreement as set by nationally recognized statistical rating agencies. If the legal entity's financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the legal entity's ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the legal entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a net liability position as of December 31, 2012, is $365. Of this $365, the legal entities have posted collateral of $345 in the normal course of business. Based on derivative market values as of December 31, 2012, a downgrade of one level below the current financial strength ratings by either Moody's or S&P could require an additional $29 to be posted as collateral. Based on derivative market values as of December 31, 2012, a downgrade by either Moody's or S&P of two levels below the legal entities' current financial strength ratings could require approximately an additional $33 of assets to be posted as collateral.These collateral amounts could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that we would post, if required, would be primarily in the form of U.S. Treasury bills and U.S. Treasury notes.

On February 5, 2013 Moody's lowered its counterparty credit and insurer financial strength ratings on Hartford Life and Annuity Insurance Company to Baa2. Given this downgrade action, termination rating triggers in seven derivative counterparty relationships were impacted. The Company is in the process of re-negotiating the rating triggers which it expects to successfully complete. Accordingly, the Company does not expect the current hedging programs to be adversely impacted by the announcement of the downgrade of Hartford Life and Annuity Insurance Company. As of December 31, 2012, the notional amount and fair value related to these counterparties is $18.8 billion and $331, respectively. These counterparties have the right to terminate these relationships and would have to settle the outstanding derivatives prior to exercising their termination right. Accordingly, as of December 31, 2012 five of these counterparties combined would owe the Company the derivatives fair value of $375 and the Company would owe two counterparties combined $44. Of this $44, the legal entities have posted collateral of $33 in the normal course of business. The counterparties have not exercised this termination right. The notional and fair value amounts include a customized GMWB derivative with a notional amount of $3.9 billion and a fair value of $133, for which the Company has a contractual right to make a collateral payment in the amount of approximately $45 to prevent its termination.

11. INCOME TAX

Income (loss) from continuing operations before income taxes included income
(loss) from domestic operations of $528, $(147) and $708 for 2012, 2011 and 2010, and income (loss) from foreign operations of $92, $(32) and $12 for 2012, 2011 and 2010. Substantially all of the income (loss) from foreign operations is earned by an Irish subsidiary.

Income tax expense (benefit) is as follows:

                                                FOR THE YEARS ENDED
                                                    DECEMBER 31,
                                          2012          2011          2010
--------------------------------------------------------------------------------
INCOME TAX EXPENSE (BENEFIT)
 Current -- U.S. Federal                    $138         $(208)         $18
  International                               --            --            5
                                         -------       -------       ------
                          TOTAL CURRENT     $138          (208)          23
                                         -------       -------       ------
 Deferred -- U.S. Federal Excluding NOL
  Carryforward                               (94)           46          114
  Net Operating Loss Carryforward             (9)         (163)          (1)
                                         -------       -------       ------
                         TOTAL DEFERRED     (103)         (117)         113
                                         -------       -------       ------
     TOTAL INCOME TAX EXPENSE (BENEFIT)      $35         $(325)        $136
                                         -------       -------       ------

Deferred tax assets (liabilities) include the following as of December 31:

                                                     AS OF DECEMBER 31,
DEFERRED TAX ASSETS                                 2012            2011
--------------------------------------------------------------------------------
Tax basis deferred policy acquisition costs            $424            $479
Investment-related items                              1,244              92
Insurance product derivatives                         1,092           2,011
NOL Carryover                                           225             241
Minimum tax credit                                      355             387
Foreign tax credit carryover                             33              17
Capital loss carryover                                    5              --
Depreciable and amortizable assets                       --              37
Other                                                    65              23
                                                  ---------       ---------
                       TOTAL DEFERRED TAX ASSETS      3,443           3,287
Valuation Allowance                                     (53)            (78)
                                                  ---------       ---------
                         NET DEFERRED TAX ASSETS      3,390           3,209
                                                  ---------       ---------
DEFERRED TAX LIABILITIES
Financial statement deferred policy acquisition        (356)           (427)
 costs and reserves
Net unrealized gain on investments                   (1,432)           (735)
Employee benefits                                       (45)            (41)
                                                  ---------       ---------
                  TOTAL DEFERRED TAX LIABILITIES     (1,833)         (1,203)
                                                  ---------       ---------
                        TOTAL DEFERRED TAX ASSET      1,557           2,006
                                                  ---------       ---------

As of December 31, 2012 and 2011, the deferred tax asset included the expected tax benefit attributable to foreign net operating losses of $221 and $314, which have no expiration. The Company had a current income tax payable of $192 as of December 31, 2012 and a current income tax recoverable of $330 as of December 31, 2011.

If the Company were to follow a "separate entity" approach, the current tax benefit related to any of the Company's tax attributes realized by virtue of its inclusion in The Hartford's consolidated tax return would have been recorded directly to surplus rather than income. These benefits were $(18), $0 and $0 for 2012, 2011 and 2010, respectively.

The Company recorded a deferred tax asset valuation allowance that is adequate to reduce the total deferred tax asset to an amount that will more likely than not be realized. The deferred tax asset valuation allowance was $53 as of December 31, 2012 and $78 as of December 31, 2011. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryforwards, taxable income in open carryback years, as well as other tax planning strategies. These tax planning strategies include holding a portion of debt securities with market value losses until recovery, selling appreciated securities to offset capital losses, business considerations such as asset-liability matching, and the sales of certain corporate assets. Management views such tax planning strategies as prudent and feasible and will implement them, if necessary, to realize the deferred tax asset. Based on the availability of additional tax planning strategies identified in the second quarter of 2011, the Company released $56, or 100% of the valuation allowance associated with investment realized capital losses. Future economic conditions and debt market volatility, including increases in interest rates, can adversely impact the Company's tax planning strategies and in particular the Company's ability to utilize tax benefits on previously recognized realized capital losses.

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations for years prior to 2007. The audit of the years 2007-2009 commenced during 2010 and is expected to conclude by the end of 2013, with no material impact on the consolidated financial condition or results of operations. The 2010-2011 audit commenced in the 4th quarter of 2012 and is expected to conclude by the end of 2014. In addition, in the second quarter of 2011, the Company recorded a tax benefit of $52 as a result of a resolution of a tax matter with the IRS for the computation of the dividends-received deduction
(DRD) for years 1998, 2000 and 2001. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described above.

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                        2012                   2011                    2010
---------------------------------------------------------------------------------------------------------------------------------
Tax expense (benefit) at the U.S. federal statutory rate                  217                     (63)                  $252
Dividends-received deduction                                             (140)                   (201)                  (145)
Foreign related investments                                               (16)                     (5)                    --
Valuation Allowance                                                       (25)                    (53)                    50
Other                                                                      (1)                     (3)                   (21)
                                                                       ------                 -------                 ------
                                                           TOTAL          $35                   $(325)                  $136
                                                                       ------                 -------                 ------

12. DEBT

COLLATERALIZED ADVANCES

The Company became a member of the Federal Home Loan Bank of Boston ("FHLBB") in May 2011. Membership allows the Company access to collateralized advances, which may be used to support various spread-based business and enhance liquidity management. The Connecticut Department of Insurance ("CTDOI") will permit the Company to pledge up to $1.25 billion in qualifying assets to secure FHLBB advances for 2013. The amount of advances that can be taken are dependent on the asset types pledged to secure the advances. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. The Company would need to seek the prior approval of the CTDOI if there were a desire to exceed these limits. As of December 31, 2012, the Company had no advances outstanding under the FHLBB facility.

CONSUMER NOTES

The Company issued consumer notes through its Retail Investor Notes Program prior to 2009. A consumer note is an investment product distributed through broker-dealers directly to retail investors as medium-term, publicly traded fixed or floating rate, or a combination of fixed and floating rate, notes. Consumer notes are part of the Company's spread-based business and proceeds are used to purchase investment products, primarily fixed rate bonds. Proceeds are not used for general operating purposes. Consumer notes maturities may extend up to 30 years and have contractual coupons based upon varying interest rates or indexes (e.g. consumer price index) and may include a call provision that allows the Company to extinguish the notes prior to its scheduled maturity date. Certain Consumer notes may be redeemed by the holder in the event of death. Redemptions are subject to certain limitations, including calendar year aggregate and individual limits. The aggregate limit is equal to the greater of $1 or 1% of the aggregate principal amount of the notes as of the end of the prior year. The individual limit is $250 thousand per individual. Derivative instruments are utilized to hedge the Company's exposure to market risks in accordance with Company policy.

As of December 31, 2012, these consumer notes have interest rates ranging from 4% to 6% for fixed notes and, for variable notes, based on December 31, 2012 rates, either consumer price index plus 100 to 260 basis points, or indexed to the S&P 500, Dow Jones Industrials, foreign currency, or the Nikkei 225. The aggregate maturities of Consumer Notes are as follows: $78 in 2013, $13 in 2014, $30 in 2015, $18 in 2016, $12 in 2017 and $8 thereafter. For 2012, 2011 and
2010, interest credited to holders of consumer notes was $10, $15 and $25, respectively.

13. STATUTORY RESULTS

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from U.S. GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition costs and limit deferred income taxes, life benefit reserves predominately use interest rate and mortality assumptions prescribed by the NAIC, bonds are generally carried at amortized cost and reinsurance assets and liabilities are presented net of reinsurance.

The statutory net income (loss) and surplus was as follows:

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                      2012                    2011                    2010
---------------------------------------------------------------------------------------------------------------------------------
Combined statutory net income (loss)                                    $927                   $(669)                   $208
Statutory capital and surplus                                         $5,016                  $5,920                  $5,832

Statutory accounting practices do not consolidate the net income (loss) of subsidiaries as performed under U.S. GAAP. Therefore, the combined statutory net income (loss) above presents the total statutory net income of the Company and its other insurance subsidiaries to present a comparable statutory net income
(loss).

In December 2009, the NAIC issued Statement of Statutory Accounting Principles ("SSAP") No. 10R, Income Taxes -- Revised, A Temporary Replacement of SSAP No.
10. SSAP No. 10R was updated in September 2010 and is effective for annual periods December 31, 2010 and interim and annual periods of 2011 and 2012. SSAP No. 10R increases the realization period for deferred tax assets from one year to three years and increases the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus.

REGULATORY CAPITAL REQUIREMENTS

The Company's and its U.S. insurance companies' states of domicile impose risk-based capital ("RBC") requirements. The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile. Regulatory compliance is determined by a ratio of a company's total adjusted capital ("TAC") to its authorized control level RBC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is two times the ACL RBC ("Company Action Level"). The adequacy of a company's capital is determined by the ratio of a company's TAC to its Company Action Level (known as the RBC ratio). The Company and all of its operating insurance subsidiaries had RBC ratios in excess of the minimum levels required by the applicable insurance regulations.

Similar to the RBC ratios that are employed by U.S. insurance regulators, regulatory authorities in the international jurisdictions in which the Company operates generally establish minimum solvency requirements for insurance companies. All of the Company's international insurance subsidiaries have solvency margins in excess of the minimum levels required by the applicable regulatory authorities.

DIVIDEND RESTRICTIONS

Dividends to the Company from its insurance subsidiaries are restricted, as is the ability of the Company to pay dividends to its parent company. Future dividend decisions will be based on, and affected by, a number of factors, including the operating results and financial requirements of the Company on a stand-alone basis and the impact of regulatory restrictions.

The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which the Company's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends.

The Company's subsidiaries are permitted to pay up to a maximum of approximately $82 in dividends in 2013 without prior approval from the applicable insurance commissioner. In 2012, the Company received no dividends from its subsidiaries. With respect to dividends to its parent, the Company's dividend limitation under the holding company laws of Connecticut is $515 in 2013. However, because the Company's earned surplus is negative as of December 31, 2012, the Company will not be permitted to pay any dividends to its parent in 2013 without prior approval from the Connecticut Insurance Commissioner. In 2012, the Company paid no dividends to its parent company. On February 5, 2013 the Company received approval from the State of Connecticut Insurance Department to receive a $1.1 billion extraordinary dividend from its Connecticut domiciled life insurance subsidiaries, and to pay a $1.2 billion extraordinary dividend to its parent company. These dividends were received and paid on February 22, 2013.

14. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

Hartford Life's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Effective December 31, 2012, The Hartford amended the defined benefit pension to freeze participation and benefit accruals. Also, The Hartford amended its postretirement health care and life insurance benefit plans for all current employees to no longer provide subsidized coverage for current employees who retire on or after January 1, 2014.

Defined benefit pension expense/(income), postretirement health care and life insurance benefits expense/(income) allocated by The Hartford to the Company, was $(3), $45 and $43 for the years ended December 31, 2012, 2011 and 2010, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3.0% of compensation, by The Hartford. In 2004, The Hartford began allocating a percentage of base salary to the Plan for eligible employees. In 2012, employees whose prior year earnings were less than $110,000 received a contribution of 1.5% of base salary and employees whose prior year earnings were more than $110,000 received a contribution of 0.5% of base salary. The cost to Hartford Life for this plan was approximately $10, $9 and $13 for the years ended December 31, 2012, 2011 and 2010, respectively.

Effective January 1, 2013, The Hartford will increase benefits under The Hartford Investment and Savings Plan, its defined contribution 401(k) savings plan, and The Hartford Excess Savings Plan. The Company's contributions will be increased to include a non-elective contribution of 2% of eligible compensation and a dollar-for-dollar matching contribution of up to 6% of eligible compensation contributed by the employee each pay period. Eligible compensation will be expanded to include overtime and bonuses but will be limited to a total of $1,000,000 annually.

15. STOCK COMPENSATION PLANS

The Hartford has three primary stock-based compensation plans. The Company is included in these plans and has been allocated compensation expense of $32, $14 and $32 for the years ended December 31, 2012, 2011 and 2010, respectively. The Company's income tax benefit recognized for stock-based compensation plans was $11, $5 and $11 for the years ended December 31, 2012, 2011 and 2010, respectively. The Company capitalized no cost of stock-based compensation.

16. TRANSACTIONS WITH AFFILIATES

PARENT COMPANY TRANSACTIONS

Transactions of the Company with Hartford Fire Insurance Company, Hartford Holdings and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, an affiliated entity purchased group annuity contracts from the Company to fund structured settlement periodic payment obligations assumed by the affiliated entity as part of claims settlements with property casualty insurance companies and self-insured entities. As of December 31, 2012 and 2011, the Company had $53 and $54 of reserves for claim annuities purchased by affiliated entities. For the years ended December 31, 2012, 2011, and 2010, the Company recorded earned premiums of $28, $12, and $18 for these intercompany claim annuities. In 2008, the Company issued a payout annuity to an affiliate for $2.2 billion of consideration. The Company will pay the benefits associated with this payout annuity over 12 years.

Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has issued a guarantee to retirees and vested terminated employees ("Retirees") of The Hartford Retirement Plan for U.S. Employees ("the Plan") who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

In 1990, Hartford Fire guaranteed the obligations of the Company with respect to life, accident and health insurance and annuity contracts issued after January 1, 1990. The guarantee was issued to provide an increased level of security to potential purchasers of HLIC's products. Although the guarantee was terminated in 1997, it still covers policies that were issued from 1990 to 1997. As of December 31, 2012 and 2011, no recoverables have been recorded for this guarantee, as the Company was able to meet these policyholder obligations.

REINSURANCE ASSUMED FROM AFFILIATES

Prior to June 1, 2009, yen and U.S. dollar based fixed market value adjusted ("MVA") annuity products, written by HLIKK, were sold to customers in Japan. HLIKK, a wholly owned Japanese subsidiary of Hartford Life, Inc., subsequently reinsured in-force and prospective MVA annuities to the Company effective September 1, 2004. As of December 31, 2012 and 2011, $2.1 billion and $2.6 billion, respectively, of the account value had been assumed by the Company.

HLAI entered into a reinsurance agreement with HLIKK effective August 31, 2005. HLAI assumed in-force and prospective GMIB riders. Via amendment, effective July 31, 2006, HLAI also assumed GMDB on covered contracts that have an associated GMIB rider in force on or after July 31, 2006. GMIB riders issued prior to April 1, 2005 were recaptured, while GMIB riders issued by HLIKK subsequent to April 1, 2005, continue to be reinsured by HLAI. Additionally, a tiered reinsurance premium structure was implemented.

HLAI has three additional reinsurance agreements with HLIKK covering certain variable annuity contracts. Effective September 30, 2007, HLAI assumed 100% of the in-force and prospective GMAB, GMIB and GMDB risks issued by HLIKK. Effective February 29, 2008, HLAI assumed 100% of the in-force and prospective GMIB and GMDB riders issued by HLIKK. Effective October 1, 2008, HLAI assumed 100% of the in-force and prospective GMDB riders issued on or after April 1, 2005 by HLIKK. The GMDB reinsurance is accounted for as a Death Benefit and Other Insurance Benefit Reserves which is not reported at fair value. The liability for the assumed GMDB reinsurance was $22 and $50 and the net amount at risk for the assumed GMDB reinsurance was $2.7 billion and $5.0 billion at December 31, 2012 and 2011, respectively.

While the form of the agreement between HLAI and HLIKK for the GMIB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the reinsurance agreement for the GMIB business is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income
(loss). The fair value of the GMIB liability was $1.8 billion and $3.2 billion at December 31, 2012 and 2011, respectively.

Effective November 1, 2010, HLAI entered into a reinsurance agreement with Hartford Life Limited Ireland, ("HLL"), a wholly owned subsidiary of HLAI. Through this agreement, HLL agreed to cede, and HLAI agreed to reinsure, GMDB and GMWB risks issued by HLL on its variable annuity business. The GMDB reinsurance is accounted for as a Death Benefit and Other Insurance Benefit Reserves which is not reported at fair value. The liability for the assumed GMDB reinsurance was $4 and $5 and the net amount at risk for the assumed GMDB reinsurance was $42 and $80 at December 31, 2012 and 2011, respectively.

While the form of the agreements between HLAI and HLIKK, and HLAI and HLL for the GMAB/GMWB business is reinsurance, in substance and for accounting purposes these agreements are free standing derivatives. As such, the reinsurance agreements for the GMAB/GMWB business are recorded at fair value on the Company's Consolidated Balance Sheets, with prospective changes in fair value recorded in net realized capital gains (losses) in net income (loss). The fair value of the GMAB/GMWB liability was $0 and $37 at December 31, 2012 and 2011, respectively.

REINSURANCE CEDED TO AFFILIATES

Effective October 1, 2009, and amended on November 1, 2010, HLAI, entered into a modco and coinsurance with funds withheld reinsurance agreement with WRR. The agreement provides that HLAI will cede, and WRR will reinsure a portion of the risk associated with direct written and assumed variable annuities and the associated GMDB and GMWB riders, HLAI assumed HLIKK's variable annuity contract and rider benefits, and HLAI assumed HLL's GMDB and GMWB annuity contract and rider benefits.

Under modco, the assets and the liabilities, and under coinsurance with funds withheld, the assets, associated with the reinsured business will remain on the consolidated balance sheet of HLIC in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business through modco and funds withheld adjustments. These adjustments are recorded as an adjustment to operating expenses.

The impact of this transaction on the Company's Consolidated Statements of Operations is as follows:

                                                 FOR THE YEARS ENDED DECEMBER 31,
                                       2012                     2011                    2010
---------------------------------------------------------------------------------------------------
Earned premiums                            (67)                    (71)                    (56)
Net realized gains (losses)
 (1)                                    (2,099)                    503                     546
                                     ---------                 -------                 -------
                TOTAL REVENUES          (2,166)                    432                     490
Benefits, losses and loss
 adjustment expenses                       (56)                    (51)                    (40)
Insurance operating costs and
 other expenses                         (1,443)                    972                    (348)
                                     ---------                 -------                 -------
                TOTAL EXPENSES          (1,499)                    921                    (388)
INCOME (LOSS) BEFORE INCOME
 TAXES                                    (667)                   (489)                    878
Income tax expense (benefit)              (234)                   (166)                    308
                                     ---------                 -------                 -------
             NET INCOME (LOSS)           $(433)                  $(323)                   $570
                                     ---------                 -------                 -------

(1) Amounts represent the change in valuation of the derivative associated with this transaction.

The Company's Consolidated Balance Sheets include a modco reinsurance (payable)/recoverable and a deposit liability, as well as a net reinsurance recoverable that is comprised of an embedded derivative. The balance of the modco reinsurance (payable)/recoverable, deposit liability and net reinsurance recoverable were $1.3 billion, $527, $0.9 billion, respectively, at December 31, 2012 and $(2.9) billion, $0, $2.6 billion , respectively, at December 31, 2011.

CHAMPLAIN LIFE REINSURANCE COMPANY

Effective November 1, 2007, HLAI entered into a modco and coinsurance with funds withheld agreement with Champlain Life Reinsurance Company, an affiliate captive insurance company, to provide statutory surplus relief for certain life insurance policies. The Agreement is accounted for as a financing transaction in accordance with U.S. GAAP. A standby unaffiliated third party Letter of Credit supports a portion of the statutory reserves that have been ceded to the Champlain Life Reinsurance Company.

17. RESTRUCTURING AND OTHER COSTS

As a result of a strategic business realignment announced in March 2012, The Hartford is currently focusing on its Property & Casualty, Group Benefits and Mutual Funds businesses. In addition, The Hartford implemented restructuring activities in 2011 across several areas aimed at reducing overall expense levels. The Hartford intends to substantially complete the related restructuring activities over the next 12-18 months. For further discussion of The Hartford's strategic business realignment and related business disposition transactions, see Note 1 -- Basis of Presentation and Significant Accounting Policies and Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

Termination benefits related to workforce reductions and lease and other contract terminations have been accrued through December 31, 2012. Additional costs, mainly severance benefits and other related costs and professional fees, expected to be incurred subsequent to December 31, 2012, and asset impairment charges, if any, will be expensed as appropriate.

The Company's estimated restructuring and other costs are expected to approximate $139, pre-tax. As The Hartford executes on its operational and strategic initiatives, the Company's estimate of and actual costs incurred for restructuring activities may differ from these estimates.

Restructuring and other costs, pre-tax incurred by the Company in connection with these activities are as follows:

                                                           FOR THE YEAR ENDED
                                                           DECEMBER 31, 2012
--------------------------------------------------------------------------------
Severance benefits and related costs                                $93
Professional fees                                                    23
Asset impairment charges                                              4
                                                                 ------
                   TOTAL RESTRUCTURING AND OTHER COSTS             $120
                                                                 ------

There were no restructuring and other costs incurred by the Company in 2011 and 2010.

Changes in the accrued restructuring liability balance included in other liabilities in the Company's Consolidated Balance Sheets are as follows:

                                                                    FOR THE YEAR ENDED DECEMBER 31, 2012
                                              SEVERANCE
                                              BENEFITS                                                                TOTAL
                                                 AND                                          ASSET               RESTRUCTURING
                                               RELATED             PROFESSIONAL             IMPAIRMENT              AND OTHER
                                                COSTS                  FEES                  CHARGES                  COSTS
---------------------------------------------------------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD                     $ --                   $ --                   $ --                    $ --
Accruals/provisions                                93                     23                      4                     120
Payments/write-offs                               (62)                   (23)                    (4)                    (89)
                                                -----                  -----                   ----                   -----
BALANCE, END OF PERIOD                            $31                   $ --                   $ --                     $31
                                                -----                  -----                   ----                   -----

18. DISCONTINUED OPERATIONS

On December 10, 2012, HLA received regulatory approval to reorganize its Mutual Funds business for the purpose of streamlining the business by consolidating the entities that provide services to the Mutual Funds business under a subsidiary of HLI, thereby separating its Mutual Funds business from its insurance business. Following the reorganization, the Company will no longer have any significant continuing involvement in HLI's Mutual Funds business. For further discussion of the reorganization of the Mutual Funds business, see Note 1 -- Basis of Presentation and Significant Accounting Policies and Note 7 -- Goodwill of Notes to Consolidated Financial Statements.

During the fourth quarter of 2010, the Company completed the sales of its indirect wholly-owned subsidiaries Hartford Investments Canada Corporation ("HICC") and Hartford Advantage Investment, Ltd. ("HAIL"). The Company recognized a net realized capital gain of $41, after-tax, on the sale of HICC and a net realized capital loss of $4, after-tax, on the sale of HAIL.

The following table presents the combined amounts related to the operations of the Mutual Funds business, HICC and HAIL which are being reported as discontinued operations in the Consolidated Statements of Operations. The Company does not expect these transactions to have a material impact on the Company's future earnings.

                                                 FOR THE YEARS ENDED
                                                     DECEMBER 31,
                                            2012         2011         2010
--------------------------------------------------------------------------------
REVENUES
Fee income and other                         $526         $569         $616
Net investment income (loss)                   --            1           (1)
Net realized capital gains                     --            1           --
                                           ------       ------       ------
                           TOTAL REVENUES     526          571          615
BENEFITS, LOSSES AND EXPENSES
Insurance operating costs and other
 expenses                                     384          374          413
Amortization of DAC                            35           47           68
Goodwill impairment                           149           --           --
                                           ------       ------       ------
      TOTAL BENEFITS, LOSSES AND EXPENSES     568          421          481
        INCOME (LOSS) BEFORE INCOME TAXES     (42)         150          134
Income tax expense (benefit)                  (13)          52           48
                                           ------       ------       ------
         INCOME (LOSS) FROM OPERATIONS OF
      DISCONTINUED OPERATIONS, NET OF TAX     (29)          98           86
Net realized capital gain on disposal,
 net of tax                                    --           --           37
                                           ------       ------       ------
          INCOME (LOSS) FROM DISCONTINUED
                   OPERATIONS, NET OF TAX    $(29)         $98         $123
                                           ------       ------       ------

19. QUARTERLY RESULTS (UNAUDITED)

                                                                      THREE MONTHS ENDED
                                   MARCH 31,                  JUNE 30,                  SEPTEMBER 30,             DECEMBER 31,
                              2012         2011          2012          2011          2012          2011         2012        2011
---------------------------------------------------------------------------------------------------------------------------------
Total revenues                 $342        $1,022        $2,114        $1,618        $1,278        $2,403        $686        $989
Total benefits, losses and
 expenses                        18           773         2,043         1,398         1,042         3,258         697         782
Income (loss) from
 continuing operations, net
 of tax                         268           207            69           293           187          (527)         61         173
Income (loss) from
 discontinued operations,
 net of tax                      20            27            18            27            16            24         (83)         20
Net income (loss)               288           234            87           320           203          (503)        (22)        193
Less: Net income (loss)
 attributable to the
 noncontrolling interest         (1)            1            --             1            --            (4)          3           2
Net income (loss)
 attributable to Hartford
 Life Insurance Company        $289          $233           $87          $319          $203         $(499)       $(25)       $191
                              -----       -------       -------       -------       -------       -------       -----       -----

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    Resolution of the Board of Directors of Hartford Life Insurance
              Company ("Hartford") authorizing the establishment of the Separate
              Account.(1)
       (2)    Not applicable.
       (3)    (a) Principal Underwriter Agreement.(2)
       (3)    (b) Form of Sales Agreement.(2)
       (4)    Form of Group Variable Annuity Contract.(3)
       (5)    Form of the Application.(4)
       (6)    (a) Articles of Incorporation of Hartford.(3)
              (b) Bylaws of Hartford.(3)
       (7)    Reinsurance Agreement.(2)
       (8)    Fund Participation Agreement -- Hartford Securities Distribution
              Company, Inc.(5)
       (9)    Opinion and Consent of Lisa Proch, Vice President and Assistant
              General Counsel.
       (10)   Consent of Deloitte & Touche LLP.
       (11)   Not applicable.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 24, to the Registration Statement File No. 33-59541, filed on April 22, 2011.

(2) Incorporated by reference to Post-Effective No. 28, to the Registration Statement File No. 033-59541, filed on April 22, 2013.

(3) Incorporated by reference to Post-Effective Amendment No. 5, to the Registration Statement File No. 333-145655, filed August 10, 2010.

(4) Incorporated by reference to Post-Effective Amendment No. 32, to the Registration Statement File No. 33-19946, filed on April 22, 2011.

(5) Incorporated by reference to Post-Effective No. 21, to the Registration Statement File No. 033-19943, filed on April 23, 2012.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Lydia M. Anderson (1)               Vice President
Thomas S. Barnes                    Vice President
Thomas E. Bartell (1)               Vice President
Beth A. Bombara (1)                 Chief Executive Officer, President, Chairman of the Board, Director*
John B. Brady                       Actuary, Vice President
Kathleen M. Bromage (1)             Senior Vice President
Christopher S. Brown (1)            Vice President
David A. Bulin                      Vice President
Thomas A. Campbell                  Actuary, Vice President
Jennifer Centrone                   Vice President
Karen Chamberlain                   Vice President
Michael R. Chesman (1)              Senior Vice President
Michael Concannon                   Executive Vice President
Ellen Conway                        Vice President
Robert A. Cornell                   Actuary, Vice President
Rochelle S. Cummings                Vice President
James Davey (3)                     Executive Vice President
Joseph G. Eck (4)                   Vice President
George Eknaian                      Senior Vice President
Mark A. Esposito (1)                Senior Vice President
Tamara L. Fagely (5)                Vice President
Michael Fish                        Actuary, Vice President
Michael Frechette (1)               Vice President
Paul E. Gauthier                    Vice President
Andrew S. Golfin (1)                Vice President
Richard Guerrini                    Vice President
Christopher J. Hanlon (1)           Senior Vice President
Stephen B. Harris (1)               Vice President
Michael R. Hazel                    Vice President, Controller
Michael J. Hession (1)              Senior Vice President
Elizabeth Horvath                   Actuary, Vice President
Penelope A. Hrib (6)                Actuary, Vice President
Jeannie M. Iannello (7)             Vice President
Donna R. Jarvis                     Actuary, Vice President
Kathleen E. Jorens (1)              Assistant Treasurer, Vice President
Michael Knipper (1)                 Senior Vice President
Alan J. Kreczko (1)                 Executive Vice President, General Counsel
David R. Kryzanski (2)              Vice President
Christopher M. Lewis (1)            Senior Vice President
Edward P. Macdonald                 Vice President
Dana S. MacKinnon                   Vice President
William P. Meaney(1)                Senior Vice President
Vernon Meyer                        Senior Vice President
Donato L. Monaco                    Vice President
Thomas Moran (1)                    Director of Taxes, Senior Vice President
Craig D. Morrow                     Appointed Actuary, Vice President
Brian J. Neary                      Vice President
Mark J. Niland (1)                  Senior Vice President, Director*
Robert W. Paiano (1)                Treasurer, Senior Vice President, Director*
Brian Pedersen                      Vice President
Thomas C. Peloquin (1)              Vice President/Financial Management

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Colleen Pernerewski                 Vice President, Chief Compliance Officer of Individual Annuity, Chief
                                    Compliance Officer of Separate Accounts
Glen-Roberts Pitruzzello (1)        Vice President
Darryl T. Rapini                    Vice President
Sharon A. Ritchey                   Executive Vice President
David C. Robinson (1)               Senior Vice President
Lori A. Rodden (1)                  Vice President
John P. Rogers (1)                  Vice President
Andrew Rubino                       Vice President
Eric Russman                        Vice President
Peter F. Sannizzaro                 Senior Vice President, Chief Accounting Officer, Chief Financial Officer
Terence Shields (1)                 Assistant Vice President, Corporate Secretary
Mark Sides (1)                      Vice President
Robert R. Siracusa                  Vice President
Mark M. Socha (1)                   Vice President
Jahn Marie Surette (1)              Senior Vice President and Chief Procurement Officer
Martin A. Swanson                   Vice President
Diane E. Tatelman (1)               Vice President
Anthony Vidovich (1)                Vice President
Joanie Wieleba (1)                  Vice President
Jane Wolak                          Senior Vice President
Scott D. Witter (2)                 Vice President
Jane Wolak                          Senior Vice President
James M. Yanosy (1)                 Senior Vice President

------------

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

*   Denotes Board of Directors.

(1)  Address: One Hartford Plaza, Hartford, CT 06155

(2)  Address: 1 Griffin Road North, Windsor, CT 06095-1512

(3)  Address: 100 Mastenford Rd., Radnor, PA 19087

(4)  Address: 100 High Street, Boston, MA 02110-2301

(5)  Address: 500 Bielenberg Drive, Woodbury, MN 55125

(6)  Address: 100 Campus Drive, Florham Park, NJ 07932-1006

(7)  Address: 6820 Wedgwood Road North, Maple Grove, MN 55311-3574

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference by Post-Effective Amendment No. 28 to the Registration Statement File No. 033-59541, filed on April 22, 2013.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2013, there were 147,777 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended effective July 31, 2007) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a "Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) MMLD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     I)

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

       (b) Officers and Member Representatives of MML Distributors, LLC

                                                   POSITIONS AND OFFICES                       PRINCIPAL BUSINESS
NAME                                                  WITH UNDERWRITER                              ADDRESS
-----------------------------------------------------------------------------------------------------------------------
Elaine A. Sarsynski                  Chief Executive Officer                                           *
                                     President
Michael Fanning                      Member Representative                                             *
Robert S. Rosenthal                  Vice President                                                    *
                                     Chief Legal Officer
                                     Secretary
Susan Scanlon                        Vice President                                                    *
Eric Wietsma                         Vice President                                                    *
Richard Zayicek                      Vice President                                                    **
Edward K. Duch, III                  Assistant Secretary                                               *
Jennifer L. Dupuis-Krause            Assistant Secretary                                               *
Christine Peaslee                    Assistant Secretary                                               *
Nathan L. Hall                       Chief Financial Officer                                           *
                                     Treasurer
Bruce C. Frisbie                     Assistant Treasurer                                               *
Kevin LaComb                         Assistant Treasurer                                               *
Donna Watson                         Assistant Treasurer                                               *
Barbara Upton                        Assistant Vice President                                          *
                                     Chief Compliance Officer
Kathy Rogers                         Continuing Education Officer                                      *
Stephen Alibozek                     Entity Contracting Officer                                        *
Todd Cyboron                         Chief Technology Officer                                          *
Mario Morton                         Registration Manager                                              *
H. Bradford Hoffman                  Chief Risk Officer                                                *

------------

*   1295 State Street, Springfield, MA 01111-0001

**  200 Cape Code Way, Mooresville, NC 28117

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Massachusetts Mutual Life Insurance Company, as administrator at 1295 State Street, Springfield, MA 01111.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this registration statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with the four provisions of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 22nd day of April, 2013.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT TWO (NQ VARIABLE ACCOUNT)
(Registrant)

By:    Beth A. Bombara                         *By:   /s/ Sadie R. Gordon
       --------------------------------------         -----------------------------------
       Beth A. Bombara                                Sadie R. Gordon
       Chief Executive Officer,                       Attorney-In-Fact
       President and Chairman of the Board*

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    Beth A. Bombara
       --------------------------------------
       Beth A. Bombara
       Chief Executive Officer,
       President and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Beth A. Bombara, Chief Executive Officer,
 President, Chairman of the Board, Director*
Mark J. Niland, Senior Vice President, Director*                   *By:   /s/ Sadie R. Gordon
                                                                          -----------------------------------
Robert W. Paiano, Senior Vice President,                                  Sadie R. Gordon
 Treasurer, Director*                                                     Attorney-in-Fact
Peter F. Sannizzaro, Chief Accounting Officer,                     Date:  April 22, 2013
 Chief Financial Officer, Senior Vice President*

33-19943

                                 EXHIBIT INDEX

      (9)  Opinion and Consent of Lisa Proch, Vice President and Assistant General Counsel.
     (10)  Consent of Deloitte & Touche LLP.
     (99)  Copy of Power of Attorney.